First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 85.6%

Belgium - 0.7%
Groupe Bruxelles Lambert NV	5,962,634	537,810,861

Brazil - 1.3%
Ambev SA, ADR	166,791,911	518,722,843
Itausa SA (Preference)	170,694,647	465,364,020
		984,086,863
Canada - 4.8%
Agnico Eagle Mines Ltd.	1,999,447	290,278,884
Barrick Mining Corp.	8,831,179	324,369,205
Franco-Nevada Corp.	2,427,224	516,385,694
Imperial Oil Ltd.	6,867,104	890,320,756
Nutrien Ltd.	4,777,887	330,008,655
Power Corp. of Canada	10,102,866	690,412,357
Wheaton Precious Metals Corp.	5,348,148	583,108,577
		3,624,884,128
China - 2.0%
Alibaba Group Holding Ltd.	31,743,592	483,562,939
Prosus NV	21,775,472	1,011,967,369
		1,495,530,308
France - 3.9%
Danone SA	6,223,910	484,133,864
Dassault Systemes SE	38,890,364	904,784,849
Legrand SA	1,813,338	275,680,430
LVMH Moet Hennessy Louis Vuitton SE	1,880,097	1,032,427,582
Sodexo SA	2,131,829	140,182,192
Wendel SE	867,489	84,129,251
		2,921,338,168
Germany - 1.8%
Brenntag SE	1,126,149	79,412,094
Henkel AG & Co. KGaA (Preference)	3,516,726	306,583,619
Merck KGaA	6,071,389	1,003,407,788
		1,389,403,501
Hong Kong - 2.1%
AIA Group Ltd.	43,574,600	439,271,112
CK Asset Holdings Ltd.	54,929,000	334,573,677
Guoco Group Ltd. (a)	12,748,580	114,203,699
Hongkong Land Holdings Ltd.	31,759,300	257,528,061
Jardine Matheson Holdings Ltd.	7,051,271	468,309,887
		1,613,886,436
Indonesia - 0.0%(b)
Bank Central Asia Tbk. PT	78,380,523	27,470,415

Japan - 6.7%
FANUC Corp.	11,341,000	456,991,271
Hirose Electric Co. Ltd.	1,585,215	267,122,710
Hoshizaki Corp.	6,107,800	217,825,654
Keyence Corp.	1,258,300	631,146,954
Mitsubishi Electric Corp.	8,365,600	301,355,026
MS &AD Insurance Group Holdings, Inc.	23,189,560	713,857,469
Secom Co. Ltd.	12,674,260	545,957,297
Shimano, Inc. (c)	4,397,890	555,146,547
SMC Corp.	1,831,956	791,515,493
Sompo Holdings, Inc.	11,283,000	500,927,248
T Hasegawa Co. Ltd. (c)	3,002,800	60,972,481
USS Co. Ltd.	2,597,200	32,799,722
		5,075,617,872
Mexico - 2.8%
Fomento Economico Mexicano SAB de CV, ADR	6,677,092	854,601,005
Fresnillo plc	2,530,326	85,236,378
Grupo Mexico SAB de CV, Series B	35,426,045	424,879,359
Industrias Penoles SAB de CV	2,256,672	103,885,481
Wal-Mart de Mexico SAB de CV	236,280,702	685,533,952
		2,154,136,175
Netherlands - 1.4%
Heineken Holding NV	3,269,505	275,050,357
Heineken NV	3,154,853	285,641,644
Magnum Ice Cream Co. NV (The) *	12,312,089	230,087,176
Universal Music Group NV	18,011,898	297,188,407
		1,087,967,584
Norway - 0.2%
Orkla ASA	16,166,787	179,579,754

South Korea - 4.2%
Hyundai Mobis Co. Ltd.	540,880	174,923,833
KT &G Corp. (c)	5,214,838	648,926,273
NAVER Corp.	1,857,627	265,939,170
Samsung Electronics Co. Ltd. (Preference)	12,016,075	1,509,999,803
Samsung Life Insurance Co. Ltd.	2,904,488	608,839,631
		3,208,628,710
Sweden - 1.0%
Investor AB, Class A	2,364,482	100,333,368
Investor AB, Class B	11,255,824	486,227,657
Svenska Handelsbanken AB, Class A	10,429,006	159,465,432
		746,026,457
Switzerland - 2.9%
Cie Financiere Richemont SA (Registered)	3,573,332	844,528,235
Nestle SA (Registered)	7,965,535	796,163,738
Schindler Holding AG	1,583,092	498,325,922
Schindler Holding AG (Registered)	211,870	64,805,530
		2,203,823,425
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,820,692	736,014,741

Thailand - 0.3%
Bangkok Bank PCL, NVDR	40,367,500	231,088,605

United Kingdom - 8.4%
Berkeley Group Holdings plc *(c)	6,528,960	308,380,440
British American Tobacco plc	20,248,964	1,228,321,279
Derwent London plc, REIT	4,966,240	140,825,979

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Diageo plc	24,638,660	541,270,326
Haleon plc	132,113,107	646,767,707
Lloyds Banking Group plc	332,182,803	513,427,371
Reckitt Benckiser Group plc	10,417,603	735,247,147
RELX plc	14,409,122	506,797,043
Rentokil Initial plc	44,686,903	205,794,702
Shell plc	18,143,743	831,940,350
Unilever plc	11,461,692	733,979,919
		6,392,752,263
United States - 40.1%
Alphabet, Inc., Class A	401,065	142,831,278
Alphabet, Inc., Class C	5,094,822	1,817,068,266
American Express Co.	1,190,268	400,227,615
Automatic Data Processing, Inc.	3,648,831	972,267,508
Bank of New York Mellon Corp. (The)	5,600,437	875,516,316
Becton Dickinson & Co.	9,151,995	1,515,753,412
Berkshire Hathaway, Inc., Class A *	434	332,704,404
Bio-Rad Laboratories, Inc., Class A *	1,878,739	611,491,970
Booking Holdings, Inc.	3,475,445	670,413,340
Brown & Brown, Inc.	8,139,548	573,024,179
BXP, Inc., REIT	6,565,788	460,393,055
Carlisle Cos., Inc.	1,070,693	385,363,825
Charter Communications, Inc., Class A *	2,556,040	370,574,679
Colgate-Palmolive Co.	5,342,322	487,753,999
Comcast Corp., Class A	24,979,449	598,507,598
Cullen/Frost Bankers, Inc.	1,961,373	326,254,785
Cummins, Inc.	341,514	216,588,179
Deere & Co.	381,724	226,236,363
Dollar General Corp.	3,185,579	404,727,812
Douglas Emmett, Inc., REIT (c)	9,162,021	108,295,088
Elevance Health, Inc.	2,844,869	1,069,215,565
Equity Residential, REIT	6,189,955	411,322,510
Extra Space Storage, Inc., REIT	2,675,387	396,064,291
ExxonMobil Holdings Corp. *	4,275,095	664,520,767
Ferguson Enterprises, Inc.	444,071	104,059,157
Fidelity National Financial, Inc.	6,244,032	322,129,611
Fiserv, Inc. *	9,208,420	496,702,175
HCA Healthcare, Inc.	2,185,757	879,963,911
International Flavors & Fragrances, Inc.	6,578,172	521,122,786
IPG Photonics Corp. *(c)	2,350,213	199,909,118
JG Boswell Co.	2,485	1,372,975
Medtronic plc	9,056,365	773,323,007
Meta Platforms, Inc., Class A	2,286,474	1,272,902,941
Microsoft Corp.	1,398,269	649,803,570
Mills Music Trust (c)	31,592	630,260
Newmont Corp.	4,670,093	437,634,415
Noble Corp. plc (c)	9,907,985	420,098,564
NOV, Inc. (c)	21,755,136	422,702,292
Omnicom Group, Inc.	5,156,698	405,832,133
ONEOK, Inc.	8,222,844	746,716,464
Oracle Corp.	7,035,825	913,742,593
Philip Morris International, Inc.	3,855,469	735,700,595
PPG Industries, Inc.	4,627,995	511,486,007
Salesforce, Inc.	4,973,780	915,274,996
SLB Ltd.	20,475,698	1,015,389,864
Universal Health Services, Inc., Class B	3,108,317	523,564,915
US Bancorp	5,965,007	375,855,091
Walt Disney Co. (The)	5,030,694	483,902,456
Warrior Met Coal, Inc. (c)	3,633,483	288,534,885
Waters Corp. *	699,700	264,003,807
Weyerhaeuser Co., REIT	36,019,196	901,560,476
Willis Towers Watson plc	2,511,169	843,551,890
Workday, Inc., Class A *	6,106,766	979,158,860
		30,443,746,618
Total Common Stocks (Cost $42,353,111,529)		65,053,792,884

Investments	Ounces	Value ($)
Commodities - 9.0%

Gold bullion* (Cost $1,570,176,332)	1,680,206	6,807,672,479

Investments	Principal Amount ($)	Value ($)
Corporate Bonds - 0.0%(b)

United States - 0.0%(b)
Bausch & Lomb, Inc.
7.13%, 08/01/2028 ‡ (Cost $5,320,286)	5,467,000	5,446,499

Investments	Principal Amount ($)	Value ($)
Short-Term Investments - 5.4%

Commercial Paper - 5.1%
Aes Corp. (The)
4.10%, 08/03/2026 (d)(e)	25,534,000	25,525,265
Air Liquide US LLC
3.82%, 09/17/2026 (d)(e)	28,158,000	28,017,210
Amphenol Corp.
3.66%, 08/03/2026 (d)(e)	28,371,000	28,362,273
Cargill, Inc.
3.64%, 08/03/2026 (d)(e)	28,371,000	28,362,406
Cisco Systems, Inc.
3.76%, 09/04/2026 (d)(e)	85,000,000	84,694,102
3.79%, 10/15/2026 (d)(e)	50,000,000	49,604,450
Engie SA
3.80%, 08/11/2026 (d)(e)	75,000,000	74,914,507
3.80%, 08/12/2026 (d)(e)	50,000,000	49,937,785
3.80%, 08/14/2026 (d)(e)	75,000,000	74,890,965
3.89%, 09/10/2026 (d)(e)	75,000,000	74,677,748
3.88%, 09/17/2026 (d)(e)	86,842,000	86,404,777
3.89%, 09/23/2026 (d)(e)	25,000,000	24,857,950

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
3.90%, 10/06/2026 (d)(e)	40,000,000	39,716,936
3.93%, 10/09/2026 (d)(e)	60,000,000	59,556,276
3.89%, 10/20/2026 (d)(e)	100,000,000	99,143,430
4.03%, 11/30/2026 (d)(e)	75,000,000	74,010,105
Erste Abwicklungsanstalt
3.72%, 09/08/2026 (d)(e)	40,000,000	39,840,012
3.94%, 11/24/2026 (d)(e)	75,000,000	74,077,320
Export Development Canada
3.78%, 08/28/2026 (d)	50,000,000	49,857,110
3.96%, 11/18/2026 (d)	25,000,000	24,705,647
General Motors Financial Co., Inc.
3.81%, 08/03/2026 (d)(e)	49,082,000	49,066,323
Global Payments, Inc.
4.08%, 08/03/2026 (d)	42,557,000	42,542,424
Hydro-Quebec
3.78%, 09/21/2026 (d)(e)	50,000,000	49,731,480
Hydro-Quebec
3.79%, 10/13/2026 (d)(e)	50,000,000	49,615,335
Johnson & Johnson
3.72%, 10/05/2026 (d)(e)	35,000,000	34,764,510
Kreditanstalt fuer Wiederaufbau
3.71%, 08/28/2026 (d)(e)	60,000,000	59,827,902
3.76%, 09/02/2026 (d)(e)	75,000,000	74,746,447
3.74%, 09/08/2026 (d)(e)	64,000,000	63,744,576
3.75%, 09/10/2026 (d)(e)	55,000,000	54,769,319
Nederlandse Waterschapsbank NV
3.74%, 10/22/2026 (d)(e)	125,000,000	123,927,338
Nestle Capital Corp.
3.71%, 11/02/2026 (d)(e)	71,429,000	70,737,674
3.71%, 11/03/2026 (d)(e)	53,571,000	53,046,760
Oesterreichische Kontrollbank AG
3.73%, 08/20/2026 (d)	70,000,000	69,856,514
Philip Morris International, Inc.
3.76%, 08/05/2026 (d)(e)	50,000,000	49,974,365
3.72%, 08/07/2026 (d)(e)	50,000,000	49,964,030
3.76%, 08/18/2026 (d)(e)	50,000,000	49,907,520
3.77%, 08/19/2026 (d)(e)	50,000,000	49,902,340
3.77%, 09/02/2026 (d)(e)	50,000,000	49,828,815
3.77%, 09/04/2026 (d)(e)	40,000,000	39,854,620
3.78%, 09/16/2026 (d)(e)	50,000,000	49,755,015
3.76%, 09/17/2026 (d)(e)	50,000,000	49,749,865
Province of Ontario Canada
3.78%, 09/18/2026 (d)	83,333,000	82,909,202
3.78%, 09/21/2026 (d)	41,667,000	41,442,065
Province of Quebec Canada
3.74%, 09/09/2026 (d)(e)	85,000,000	84,648,670
3.74%, 09/11/2026 (d)(e)	100,000,000	99,565,300
3.78%, 09/22/2026 (d)(e)	75,000,000	74,587,890
3.89%, 11/05/2026 (d)(e)	23,000,000	22,763,783
3.94%, 11/19/2026 (d)(e)	50,000,000	49,408,770
PSP Capital, Inc.
3.79%, 08/24/2026 (d)(e)	55,110,000	54,974,611
3.73%, 09/01/2026 (d)(e)	85,000,000	84,721,404
3.77%, 09/15/2026 (d)(e)	90,000,000	89,577,954
3.85%, 11/13/2026 (d)(e)	80,000,000	79,119,168
RWE AG
4.05%, 08/07/2026 (d)(e)	59,400,000	59,354,725
Saudi Arabian Oil Co.
3.96%, 08/03/2026 (d)	75,000,000	74,976,570
3.95%, 08/04/2026 (d)	100,000,000	99,958,320
3.97%, 08/05/2026 (d)	15,000,000	14,992,179
3.96%, 08/13/2026 (d)	100,000,000	99,864,120
3.99%, 09/03/2026 (d)	135,000,000	134,503,430
3.97%, 09/14/2026 (d)	135,000,000	134,335,975
4.01%, 10/14/2026 (d)	75,000,000	74,380,470
TotalEnergies Capital SA
3.85%, 08/31/2026 (d)(e)	115,000,000	114,629,504
Total Commercial Paper (Cost $3,847,471,205)		3,847,183,556

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills
3.58%, 08/06/2026 (d)	60,000,000	59,982,000
3.63%, 09/17/2026 (d)	40,000,000	39,817,120
3.65%, 10/29/2026 (d)	50,000,000	49,555,732
3.67%, 11/12/2026 (d)	40,000,000	39,582,253
3.74%, 12/17/2026 (d)(f)	40,000,000	39,432,577
Total U.S. Treasury Obligations (Cost $228,366,661)		228,369,682

Investments	Shares	Value ($)
Investment Companies - 0.0%(b)
JPMorgan U.S. Government Money Market Fund 3.63% (g) (Cost $14,154,859)	14,154,859	14,154,859
Total Short-Term Investments (Cost $4,089,992,725)		4,089,708,097

Total Investments - 100.0% (Cost $48,018,600,872)		75,956,619,959
Other assets less liabilities - 0.0% (b)		9,703,380
Net Assets - 100.0%		75,966,323,339

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at July 31, 2026 amounted to $114,203,699, which represents approximately 0.15% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Guoco Group Ltd.	03/22/04 - 12/29/20	$115,604,847	$8.96

(b)	Represents less than 0.05% of net assets.
(c)	Affiliated company as defined under the Investment Company Act of 1940.
(d)	The rate shown was the current yield as of July 31, 2026.
(e)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2026 amounted to $2,902,859,530, which represents approximately 3.82% of net assets of the Fund.
(f)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(g)	Represents 7-day effective yield as of July 31, 2026.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2026

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	425,091,000	USD	483,687,244	Bank of New York Mellon	08/05/2026	$6,525,693
JPY	18,430,123,000	USD	113,168,216	Bank of New York Mellon	08/05/2026	2,678,063
USD	499,761,579	EUR	425,091,000	Bank of New York Mellon	08/05/2026	9,548,642
USD	117,228,037	JPY	18,430,123,000	Bank of New York Mellon	08/05/2026	1,381,757
JPY	18,430,123,000	USD	113,412,652	Goldman Sachs	09/02/2026	2,692,368
USD	453,842,728	EUR	385,834,000	Goldman Sachs	09/02/2026	8,389,608
USD	86,370,090	GBP	64,006,000	Goldman Sachs	09/02/2026	108,311
USD	117,518,814	JPY	18,430,123,000	Goldman Sachs	09/02/2026	1,413,794
JPY	22,291,148,000	USD	137,564,014	JPMorgan Chase Bank	10/07/2026	3,272,529
USD	587,092,851	EUR	501,703,000	JPMorgan Chase Bank	10/07/2026	7,045,917
USD	141,290,680	JPY	22,291,148,000	JPMorgan Chase Bank	10/07/2026	454,137
JPY	18,656,347,000	USD	115,406,985	UBS AG	11/04/2026	2,730,545
Total unrealized appreciation						46,241,364
USD	102,793,294	GBP	76,511,000	JPMorgan Chase Bank	10/07/2026	(323,279)
USD	558,496,493	EUR	486,809,000	UBS AG	11/04/2026	(4,953,530)
USD	116,401,376	JPY	18,656,347,000	UBS AG	11/04/2026	(1,736,154)
USD	571,186,536	EUR	499,547,000	Bank of New York Mellon	12/02/2026	(7,681,868)
Total unrealized depreciation						(14,694,831)
Net unrealized appreciation						$31,546,533

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Automobile Components	0.2%
Banks	2.7
Beverages	3.2
Broadline Retail	2.0
Building Products	0.5
Capital Markets	1.1
Chemicals	1.9
Commercial Services & Supplies	1.0
Commodities	9.0
Consumer Finance	0.5
Consumer Staples Distribution & Retail	1.4
Diversified Telecommunication Services	0.8
Electrical Equipment	0.8
Electronic Equipment,Instruments & Components	1.5
Energy Equipment & Services	2.5
Entertainment	1.0
Financial Services	2.7
Food Products	2.1
Health Care Equipment & Supplies	3.0
Health Care Providers & Services	3.3
Hotels, Restaurants & Leisure	1.1
Household Durables	0.4
Household Products	2.0
Industrial Conglomerates	0.8
Insurance	6.2
Interactive Media & Services	4.6
Leisure Products	0.7
Life Sciences Tools & Services	1.1
Machinery	3.3
Media	1.0
Metals & Mining	4.1
Office REITs	0.9
Oil, Gas & Consumable Fuels	4.2
Personal Care Products	0.9
Pharmaceuticals	2.1
Professional Services	2.0
Real Estate Management & Development	0.7
Residential REITs	0.5
Semiconductors & Semiconductor Equipment	1.0
Software	5.8
Specialized REITs	1.7
Specialty Retail	0.1
Technology Hardware, Storage & Peripherals	2.0
Textiles, Apparel & Luxury Goods	2.5
Tobacco	3.5
Trading Companies & Distributors	0.2
Short-Term Investments	5.4
Total Investments	100.0%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Affiliated Securities

Security Description	Market Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/ Depreciation	Market Value July 31, 2026	Shares at July 31, 2026	Dividend Income
Common Stocks 4.0%
Japan 0.8%
Chofu Seisakusho Co. Ltd.^	$26,654,002	$—	$(26,674,191)	$(7,697,730)	$7,717,919	$—	–	$268,384
Shimano, Inc.	460,748,849	—	—	—	94,397,698	555,146,547	4,397,890	8,734,471
T Hasegawa Co. Ltd.	52,610,563	—	—	—	8,361,918	60,972,481	3,002,800	846,124
	540,013,414	—	(26,674,191)	(7,697,730)	110,477,535	616,119,028	7,400,690	9,848,979
South Korea 0.9%
KT &G Corp. ^^	493,343,755	—	(3,286,377)	578,699	158,290,196	648,926,273	5,214,838	13,220,302
United Kingdom 0.4%
Berkeley Group Holdings plc*	345,869,867	—	—	—	(37,489,427)	308,380,440	6,528,960	—
United States 1.9%
CH Robinson Worldwide, Inc.^	1,165,095,270	—	(1,418,355,199)	876,445,543	(623,185,614)	—	–	8,730,874
Dentsply Sirona, Inc.^	131,597,695	—	(112,640,604)	(273,404,821)	254,447,730	—	–	1,669,757
Douglas Emmett, Inc., REIT	118,556,552	—	—	—	(10,261,464)	108,295,088	9,162,021	5,222,352
IPG Photonics Corp.*	282,581,546	—	(121,217,469)	(36,642,253)	75,187,294	199,909,118	2,350,213	—
Mills Music Trust	758,208	—	—	—	(127,948)	630,260	31,592	124,160
Noble Corp. plc	268,309,482	25,908,804	—	—	125,880,278	420,098,564	9,907,985	14,478,845
NOV, Inc.	412,527,030	19,233,142	(149,454,442)	(154,939,463)	295,336,025	422,702,292	21,755,136	8,219,627
Warrior Met Coal, Inc. ^^	—	310,588,102	—	—	(22,053,217)	288,534,885	3,633,483	110,553
	2,379,425,783	355,730,048	(1,801,667,714)	411,459,006	95,223,084	1,440,170,207	46,840,430	38,556,168
Total Common Stocks	3,758,652,819	355,730,048	(1,831,628,282)	404,339,975	326,501,388	3,013,595,948	65,984,918	61,625,449
Total	$3,758,652,819	$355,730,048	$(1,831,628,282)	$404,339,975	$326,501,388	$3,013,595,948	65,984,918	$61,625,449

*	Non-income producing security.
^	Represents an unaffiliated issuer as of July 31, 2026.
^^	Represents an unaffiliated issuer as of October 31, 2025.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 86.6%

Belgium - 1.4%
Groupe Bruxelles Lambert NV	2,647,836	238,826,492
Legris Industries SA *‡(a)(b)(c)	905,366	13,175,568
		252,002,060
Brazil - 2.9%
Ambev SA, ADR	71,992,235	223,895,851
Itausa SA (Preference)	53,091,184	144,742,247
Wheaton Precious Metals Corp.	1,272,045	138,691,066
		507,329,164
Canada - 7.1%
Agnico Eagle Mines Ltd.	441,349	64,074,864
Barrick Mining Corp.	2,389,769	87,776,215
CAE, Inc. *	762,974	19,680,522
Franco-Nevada Corp.	569,583	121,177,326
Imperial Oil Ltd.	4,029,422	522,414,986
North West Co., Inc. (The)	1,211,043	43,928,763
Nutrien Ltd.	2,034,099	140,495,218
Power Corp. of Canada	3,903,739	266,774,759
		1,266,322,653
Chile - 0.6%
Cia Cervecerias Unidas SA, ADR (c)	9,392,572	107,920,652

China - 3.1%
Alibaba Group Holding Ltd.	11,353,228	172,948,301
Prosus NV	8,002,198	371,884,626
		544,832,927
Faroe Islands - 0.3%
Bakkafrost P/F	1,113,537	53,177,193

Finland - 0.4%
Kesko OYJ, Class B	2,642,196	65,836,470

France - 6.1%
Danone SA	2,404,340	187,024,300
Dassault Systemes SE	14,151,041	329,224,162
Laurent-Perrier (c)	558,938	55,430,385
Legrand SA	738,408	112,259,620
LVMH Moet Hennessy Louis Vuitton SE	655,309	359,853,288
Sodexo SA	641,855	42,206,312
Wendel SE	439,181	42,591,859
		1,128,589,926
Germany - 3.5%
Brenntag SE	557,632	39,322,261
FUCHS SE (Preference)	2,826,525	131,011,796
Henkel AG & Co. KGaA (Preference)	1,433,672	124,985,669
Merck KGaA	2,061,073	340,629,912
		635,949,638
Hong Kong - 4.0%
AIA Group Ltd.	14,735,600	148,548,085
CK Asset Holdings Ltd.	21,968,500	133,810,589
Guoco Group Ltd. (d)	7,806,340	69,930,369
Hongkong Land Holdings Ltd.	15,344,600	124,425,446
Jardine Matheson Holdings Ltd.	3,666,800	243,530,378
		720,244,867
Indonesia - 0.5%
Astra International Tbk. PT	230,499,964	65,330,100
Bank Central Asia Tbk. PT	27,617,299	9,679,173
		75,009,273
Japan - 15.9%
As One Corp. (c)	3,793,160	57,155,365
FANUC Corp.	5,011,700	201,948,960
Hirose Electric Co. Ltd.	845,630	142,496,114
Hoshizaki Corp.	3,716,200	132,532,777
Kansai Paint Co. Ltd. (c)	11,635,930	205,974,135
Keyence Corp.	399,900	200,584,651
Mitsubishi Electric Corp.	4,235,300	152,568,727
MS&AD Insurance Group Holdings, Inc.	7,767,100	239,099,075
Nagaileben Co. Ltd. (c)	1,687,224	18,878,126
Nihon Kohden Corp.	6,792,300	67,627,976
OBIC Business Consultants Co. Ltd. (c)	4,613,200	234,118,951
Secom Co. Ltd.	5,385,700	231,994,784
Shimano, Inc.	1,644,070	207,531,290
SK Kaken Co. Ltd.	437,805	24,074,445
SMC Corp.	619,690	267,743,459
Sompo Holdings, Inc.	3,437,200	152,600,118
T Hasegawa Co. Ltd.	1,906,436	38,710,581
TISI, Inc.	8,569,200	205,441,217
USS Co. Ltd.	3,806,100	48,066,772
		2,829,147,523
Mexico - 4.3%
Fomento Economico Mexicano SAB de CV, ADR	2,392,395	306,202,636
Fresnillo plc	912,946	30,753,433
Grupo Mexico SAB de CV, Series B	11,275,209	135,228,293
Industrias Penoles SAB de CV	1,328,232	61,144,916
Wal-Mart de Mexico SAB de CV	79,409,599	230,395,355
		763,724,633
Netherlands - 3.0%
EXOR NV	556,021	44,526,612
HAL Trust	644,459	122,755,026
Heineken Holding NV	1,150,489	96,786,031
Heineken NV	1,280,847	115,968,396
Magnum Ice Cream Co. NV (The) *	3,886,413	72,628,925
Universal Music Group NV	6,205,899	102,394,608
		555,059,598
Norway - 0.8%
Orkla ASA	13,060,096	145,070,807

Singapore - 1.9%
Haw Par Corp. Ltd. (c)	17,062,813	214,080,476

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Investments	Shares	Value ($)
UOL Group Ltd.	15,760,500	121,613,194
		335,693,670
South Korea - 6.1%
Fursys, Inc. (c)	872,463	15,298,853
Hyundai Mobis Co. Ltd.	273,382	88,413,377
KT&G Corp.	1,734,768	215,871,813
NAVER Corp.	699,440	100,132,316
NongShim Co. Ltd.	176,897	47,285,008
Samsung Electronics Co. Ltd. (Preference)	3,529,240	443,501,868
Samsung Life Insurance Co. Ltd.	767,887	160,964,699
		1,071,467,934
Sweden - 2.3%
Industrivarden AB, Class C	1,572,517	89,985,382
Investor AB, Class B	4,185,505	180,804,914
L E Lundbergforetagen AB, Class B	990,894	59,518,366
Svenska Handelsbanken AB, Class A	5,974,046	91,346,560
		421,655,222
Switzerland - 4.6%
Cie Financiere Richemont SA (Registered)	1,269,461	300,026,882
DSM-Firmenich AG	835,345	90,056,699
Nestle SA (Registered)	2,510,489	250,926,059
Schindler Holding AG	535,676	168,620,166
Schindler Holding AG (Registered)	82,435	25,214,726
		834,844,532
Taiwan - 1.6%
Taiwan Secom Co. Ltd.	8,545,694	28,803,163
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	615,989	249,013,553
		277,816,716
Thailand - 0.7%
Bangkok Bank PCL, NVDR	17,878,859	102,349,677
Thai Beverage PCL	52,214,985	18,759,313
		121,108,990
Turkey - 0.3%
AG Anadolu Grubu Holding A/S	70,243,230	52,447,628

United Kingdom - 13.2%
Berkeley Group Holdings plc *	2,512,868	118,689,552
Big Yellow Group plc, REIT	6,244,189	74,757,625
British American Tobacco plc	5,917,064	358,934,690
Diageo plc	8,514,957	187,059,424
Great Portland Estates plc, REIT	11,481,288	54,197,104
Haleon plc	40,006,623	195,854,843
Lloyds Banking Group plc	135,650,077	209,663,058
Reckitt Benckiser Group plc	3,555,704	250,952,280
RELX plc	5,002,477	175,946,914
Shell plc	10,886,066	499,155,966
Unilever plc	3,555,707	227,699,151
		2,352,910,607
United States - 2.0%
Newmont Corp.	1,356,289	127,097,842
Willis Towers Watson plc	688,235	231,191,901
		358,289,743
Total Common Stocks (Cost $9,575,697,886)		15,476,452,426

Investments	Ounces	Value ($)
Commodities - 7.6%

Gold bullion*
(Cost $262,659,572)	335,600	1,359,747,435

Investments	Principal Amount ($)	Value ($)
Short-Term Investments - 5.4%

Commercial Paper - 4.8%
Aes Corp. (The)
4.10%, 08/03/2026 (e)(f)	25,404,000	25,395,309
Air Liquide US LLC
3.82%, 09/17/2026 (e)(f)	11,842,000	11,782,790
Amphenol Corp.
3.66%, 08/03/2026 (e)(f)	28,227,000	28,218,317
Caisse D’amortissement De La Dette Sociale
3.90%, 11/09/2026 (e)(f)	25,000,000	24,729,755
Cargill, Inc.
3.64%, 08/03/2026 (e)(f)	28,227,000	28,218,450
Engie SA
3.88%, 09/17/2026 (e)(f)	13,158,000	13,091,753
3.89%, 09/23/2026 (e)(f)	25,000,000	24,857,950
3.90%, 10/06/2026 (e)(f)	10,000,000	9,929,234
3.93%, 10/09/2026 (e)(f)	20,000,000	19,852,092
4.03%, 11/30/2026 (e)(f)	25,000,000	24,670,035
3.97%, 12/01/2026 (e)(f)	25,000,000	24,667,130
Erste Abwicklungsanstalt
3.72%, 09/08/2026 (e)(f)	10,000,000	9,960,003
3.94%, 11/24/2026 (e)(f)	25,000,000	24,692,440
General Motors Financial Co., Inc.
3.81%, 08/03/2026 (e)(f)	48,833,000	48,817,403
Global Payments, Inc.
4.08%, 08/03/2026 (e)	42,341,000	42,326,498
Kreditanstalt fuer Wiederaufbau
3.76%, 09/02/2026 (e)(f)	25,000,000	24,915,483
3.74%, 09/08/2026 (e)(f)	20,000,000	19,920,180
3.75%, 09/10/2026 (e)(f)	30,000,000	29,874,174
Nederlandse Waterschapsbank NV
3.74%, 10/22/2026 (e)(f)	25,000,000	24,785,468
Nestle Capital Corp.
3.71%, 11/02/2026 (e)(f)	28,571,000	28,294,476
3.71%, 11/03/2026 (e)(f)	21,429,000	21,219,298
NRW Bank
3.81%, 11/03/2026 (e)(f)	25,000,000	24,748,938

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Oesterreichische Kontrollbank AG
3.73%, 08/20/2026 (e)	17,000,000	16,965,153
Province of Ontario Canada
3.78%, 09/18/2026 (e)	16,667,000	16,582,238
3.78%, 09/21/2026 (e)	8,333,000	8,288,015
Province of Quebec Canada
3.74%, 09/09/2026 (e)(f)	15,000,000	14,938,000
3.83%, 10/20/2026 (e)(f)	25,000,000	24,787,433
3.94%, 11/19/2026 (e)(f)	25,000,000	24,704,385
PSP Capital, Inc.
3.79%, 08/24/2026 (e)(f)	20,390,000	20,339,908
3.73%, 09/01/2026 (e)(f)	15,000,000	14,950,836
3.85%, 11/13/2026 (e)(f)	20,000,000	19,779,792
RWE AG
4.05%, 08/07/2026 (e)(f)	10,000,000	9,992,378
Saudi Arabian Oil Co.
3.96%, 08/03/2026 (e)	25,000,000	24,992,190
3.97%, 08/05/2026 (e)	35,000,000	34,981,751
3.97%, 09/14/2026 (e)	15,000,000	14,926,220
4.01%, 10/14/2026 (e)	25,000,000	24,793,490
TotalEnergies Capital SA
3.85%, 08/31/2026 (e)(f)	35,000,000	34,887,241
Total Commercial Paper (Cost $840,939,789)		840,876,206

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills
3.58%, 08/06/2026 (e)	22,500,000	22,493,250
3.63%, 09/17/2026 (e)	15,000,000	14,931,420
3.65%, 10/29/2026 (e)	15,000,000	14,866,719
3.67%, 11/12/2026 (e)	15,000,000	14,843,345
3.74%, 12/17/2026 (e)(g)	15,000,000	14,787,217
Total U.S. Treasury Obligations (Cost $81,920,687)		81,921,951

Investments	Shares	Value ($)
Investment Companies - 0.1%
JPMorgan U.S. Government Money Market Fund 3.63% (h) (Cost $14,931,508)	14,931,508	14,931,508
Total Short-Term Investments (Cost $937,791,984)		937,729,665

Total Investments - 99.6% (Cost $10,776,149,442)		17,773,929,526
Other assets less liabilities - 0.4%		62,442,800
Net Assets - 100.0%		17,836,372,326

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933. Total value of all such securities at July 31, 2026 amounted to $13,175,568, which represents approximately 0.07% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SA	04/30/04	$23,433,066	$14.55

(b)	Security fair valued as of July 31, 2026 by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees. Total value of all such securities at July 31, 2026 amounted to $13,175,568, which represents approximately 0.07% of net assets of the Fund.
(c)	Affiliated company as defined under the Investment Company Act of 1940.
(d)	Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at July 31, 2026 amounted to $69,930,369, which represents approximately 0.39% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Guoco Group Ltd.	10/21/03-09/15/09	$57,283,838	$8.96

(e)	The rate shown was the current yield as of July 31, 2026.
(f)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2026 amounted to $657,020,651, which represents approximately 3.68% of net assets of the Fund.
(g)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(h)	Represents 7-day effective yield as of July 31, 2026.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2026

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	183,685,000	USD	209,004,875	Bank of New York Mellon	08/05/2026	$2,819,801
JPY	9,750,886,000	USD	59,874,282	Bank of New York Mellon	08/05/2026	1,416,892
USD	215,747,355	EUR	183,685,000	Bank of New York Mellon	08/05/2026	3,922,679
USD	62,022,224	JPY	9,750,886,000	Bank of New York Mellon	08/05/2026	731,051
JPY	9,750,886,000	USD	60,003,606	Goldman Sachs	09/02/2026	1,424,460
USD	197,028,824	EUR	167,429,000	Goldman Sachs	09/02/2026	3,728,673
USD	34,488,080	GBP	25,554,000	Goldman Sachs	09/02/2026	48,598
USD	62,176,067	JPY	9,750,886,000	Goldman Sachs	09/02/2026	748,000
JPY	12,054,101,000	USD	74,388,745	JPMorgan Chase Bank	10/07/2026	1,769,644
USD	260,169,396	EUR	222,329,000	JPMorgan Chase Bank	10/07/2026	3,122,388
USD	76,403,967	JPY	12,054,101,000	JPMorgan Chase Bank	10/07/2026	245,578
JPY	10,353,457,000	USD	64,045,832	UBS AG	11/04/2026	1,515,333
Total unrealized appreciation						21,493,097
USD	41,001,238	GBP	30,518,000	JPMorgan Chase Bank	10/07/2026	(128,947)
USD	254,357,867	EUR	221,709,000	UBS AG	11/04/2026	(2,256,002)
USD	64,597,675	JPY	10,353,457,000	UBS AG	11/04/2026	(963,489)
USD	255,625,090	EUR	223,564,000	Bank of New York Mellon	12/02/2026	(3,437,893)
Total unrealized depreciation						(6,786,331)
Net unrealized appreciation						$14,706,766

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.1%
Automobile Components	0.5
Banks	3.2
Beverages	6.1
Broadline Retail	3.1
Chemicals	3.5
Commercial Services & Supplies	1.6
Commodities	7.6
Consumer Staples Distribution & Retail	1.9
Electrical Equipment	1.5
Electronic Equipment, Instruments & Components	1.9
Entertainment	0.6
Financial Services	4.2
Food Products	4.2
Health Care Equipment & Supplies	0.5
Health Care Providers & Services	0.3
Hotels, Restaurants & Leisure	0.2
Household Durables	0.7
Household Products	2.1
Industrial Conglomerates	2.5
Insurance	6.7
Interactive Media & Services	0.6
IT Services	1.2
Leisure Products	1.2
Machinery	4.4
Metals & Mining	4.4
Office REITs	0.3
Oil, Gas & Consumable Fuels	5.7
Personal Care Products	1.3
Pharmaceuticals	4.2
Professional Services	1.0
Real Estate Management & Development	2.1
Semiconductors & Semiconductor Equipment	1.4
Software	3.1
Specialized REITs	0.4
Specialty Retail	0.3
Technology Hardware, Storage & Peripherals	2.5
Textiles, Apparel & Luxury Goods	3.7
Tobacco	3.2
Trading Companies & Distributors	0.2
Short-Term Investments	5.4
Total Investments	99.6%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Affiliated Securities

Security Description	Market Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/ Depreciation	Market Value July 31, 2026	Shares at July 31, 2026	Dividend Income
Common Stocks 5.2%
Belgium 0.1%
Legris Industries SA*‡(a)(b)	$18,836,441	$—	$—	$—	$(5,660,873)	$13,175,568	905,366	$—
Chile 0.6%
Cia Cervecerias Unidas SA, ADR	121,164,179	—	—	—	(13,243,527)	107,920,652	9,392,572	1,925,008
France 0.3%
Laurent-Perrier	60,302,725	—	—	—	(4,872,340)	55,430,385	558,938	1,192,642
Japan 2.9%
As One Corp.^	47,229,259	13,668,394	—	—	(3,742,288)	57,155,365	3,793,160	725,824
Kansai Paint Co. Ltd.	186,761,374	—	—	—	19,212,761	205,974,135	11,635,930	3,593,402
Nagaileben Co. Ltd. ^	19,224,127	—	—	—	(346,001)	18,878,126	1,687,224	—
OBIC Business Consultants Co. Ltd. ^	—	179,200,254	—	—	54,918,697	234,118,951	4,613,200	359,708
	253,214,760	192,868,648	—	—	70,043,169	516,126,577	21,729,514	4,678,934
Singapore 1.2%
Haw Par Corp. Ltd.	220,986,185	—	(29,905,933)	20,146,618	2,853,606	214,080,476	17,062,813	2,674,946
South Korea 0.1%
Fursys, Inc.	27,850,881	—	—	—	(12,552,028)	15,298,853	872,463	476,892
Total Common Stocks	702,355,171	192,868,648	(29,905,933)	20,146,618	36,568,007	922,032,511	50,521,666	10,948,422
Total	$702,355,171	$192,868,648	$(29,905,933)	$20,146,618	$36,568,007	$922,032,511	50,521,666	$10,948,422

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security fair valued as of July 31, 2026 by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees. Total value of all such securities at July 31, 2026 amounted to $13,175,568, which represents approximately 0.07% of net assets of the Fund.
(b)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933. Total value of all such securities at July 31, 2026 amounted to $83,105,937, which represents approximately 0.47% of net assets of the Fund.
^	Represents an unaffiliated issuer as of October 31, 2025.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Fund

Consolidated Schedule of Investments

July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 76.2%

Banks - 2.0%
Cullen/Frost Bankers, Inc.	65,453	10,887,452
US Bancorp	330,658	20,834,761
		31,722,213
Building Products - 0.8%
Carlisle Cos., Inc.	35,419	12,748,006

Capital Markets - 3.0%
Bank of New York Mellon Corp. (The)	314,143	49,109,975

Chemicals - 3.1%
International Flavors & Fragrances, Inc.	225,090	17,831,630
Nutrien Ltd. (Canada)	190,937	13,188,018
PPG Industries, Inc.	170,744	18,870,627
		49,890,275
Commercial Services & Supplies - 0.4%
Rentokil Initial plc (United Kingdom)	1,375,364	6,333,906

Consumer Finance - 1.1%
American Express Co.	54,483	18,319,909

Consumer Staples Distribution & Retail - 0.9%
Dollar General Corp.	121,513	15,438,227

Diversified Telecommunication Services - 1.5%
Comcast Corp., Class A	1,020,363	24,447,897

Electronic Equipment, Instruments & Components - 0.7%
IPG Photonics Corp. *	134,021	11,399,826

Energy Equipment & Services - 3.5%
Noble Corp. plc	404,639	17,156,694
NOV, Inc.	777,324	15,103,405
SLB Ltd.	486,530	24,127,023
		56,387,122
Entertainment - 1.0%
Walt Disney Co. (The)	162,065	15,589,032

Financial Services - 2.0%
Berkshire Hathaway, Inc., Class A *	20	15,332,000
Fiserv, Inc. *	303,581	16,375,159
		31,707,159
Health Care Equipment & Supplies - 5.4%
Becton Dickinson & Co.	357,804	59,259,498
Medtronic plc	336,154	28,704,190
		87,963,688
Health Care Providers & Services - 7.3%
Elevance Health, Inc.	122,276	45,956,212
HCA Healthcare, Inc.	107,199	43,157,245
Universal Health Services, Inc., Class B	170,425	28,706,387
		117,819,844
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc.	114,573	22,101,132

Household Products - 2.1%
Colgate-Palmolive Co.	365,303	33,352,164

Insurance - 3.6%
Brown & Brown, Inc.	265,282	18,675,853
Fidelity National Financial, Inc.	207,940	10,727,624
Willis Towers Watson plc	88,365	29,683,571
		59,087,048
Interactive Media & Services - 7.1%
Alphabet, Inc., Class C	182,847	65,212,383
Meta Platforms, Inc., Class A	89,616	49,890,123
		115,102,506
Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc., Class A *	56,329	18,333,963
Waters Corp. *	26,796	10,110,399
		28,444,362
Machinery - 1.3%
Cummins, Inc.	15,079	9,563,102
Deere & Co.	20,543	12,175,220
		21,738,322
Media - 1.7%
Charter Communications, Inc., Class A *	100,613	14,586,873
Omnicom Group, Inc.	175,320	13,797,684
		28,384,557
Metals & Mining - 3.4%
Agnico Eagle Mines Ltd. (Canada)	48,620	7,058,631
Barrick Mining Corp. (Canada)	265,504	9,751,962
Franco-Nevada Corp. (Canada)	56,012	11,916,410
Newmont Corp.	172,283	16,144,640
Warrior Met Coal, Inc.	121,737	9,667,135
		54,538,778
Office REITs - 1.2%
BXP, Inc., REIT	217,101	15,223,122
Douglas Emmett, Inc., REIT	359,380	4,247,872
		19,470,994
Oil, Gas & Consumable Fuels - 4.1%
ExxonMobil Holdings Corp. *	211,376	32,856,285
ONEOK, Inc.	371,116	33,701,044
		66,557,329
Professional Services - 1.9%
Automatic Data Processing, Inc.	115,736	30,839,015

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Fund

Consolidated Schedule of Investments

July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Residential REITs - 1.2%
Equity Residential, REIT	296,839	19,724,952

Software - 7.5%
Microsoft Corp.	45,034	20,928,201
Oracle Corp.	263,325	34,198,018
Salesforce, Inc.	186,274	34,278,141
Workday, Inc., Class A *	200,174	32,095,899
		121,500,259
Specialized REITs - 2.6%
Extra Space Storage, Inc., REIT	89,280	13,217,011
Weyerhaeuser Co., REIT	1,183,603	29,625,583
		42,842,594
Tobacco - 2.5%
Philip Morris International, Inc.	215,288	41,081,256

Trading Companies & Distributors - 0.2%
Ferguson Enterprises, Inc.	15,912	3,728,659

Total Common Stocks (Cost $775,068,952)		1,237,371,006

Investments	Ounces	Value ($)
Commodities - 10.5%

Gold bullion* (Cost $38,726,877)	42,046	170,359,213

Investments	Shares	Value ($)
Master Limited Partnerships - 1.9%

Oil, Gas & Consumable Fuels - 1.9%
Enterprise Products Partners LP (Cost $17,301,746)	791,505	30,116,765

Investments	Principal Amount ($)	Value ($)
Corporate Bonds - 1.2%

Energy Equipment & Services - 0.2%
Noble Finance II LLC
8.00%, 04/15/2030 (a)	2,141,000	2,213,337
Transocean International Ltd.
8.50%, 05/15/2031 (a)	990,000	1,032,451
		3,245,788
Financial Services - 0.4%
Mexico Remittances Funding Fiduciary Estate Management Sarl
12.50%, 10/15/2031 (a)	5,500,000	6,017,000

Health Care Equipment & Supplies - 0.2%
Bausch & Lomb, Inc.
7.13%, 08/01/2028 ‡	600,000	597,750
Embecta Corp.
5.00%, 02/15/2030 (a)	3,000,000	2,315,627
		2,913,377
Machinery - 0.1%
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029 (a)	1,490,000	1,443,907

Oil, Gas & Consumable Fuels - 0.3%
Enterprise Products Operating LLC
Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (b)	2,600,000	2,593,768
(CME Term SOFR 3 Month + 2.83%), 5.38%, 02/15/2078 (b)	2,750,000	2,738,102
		5,331,870
Total Corporate Bonds (Cost $18,368,999)		18,951,942

Investments	Principal Amount ($)	Value ($)
U.S. Treasury Obligations - 1.0%

U.S. Treasury Inflation Linked Notes
1.25%, 04/15/2031 (Cost $16,137,134)	16,300,000	16,088,464

Investments	Principal Amount ($)	Value ($)
Convertible Preferred Stocks - 0.3%

Banks - 0.3%
Bank of America Corp.
Series L, 7.25%, (c) (Cost $5,693,463)	4,250	5,482,075

Investments	Principal Amount ($)	Value ($)
Convertible Bonds - 0.3%

Software - 0.3%
Strategy, Inc.
0.00%, 12/01/2029 (d) (Cost $4,438,524)	5,300,000	4,664,000

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Fund

Consolidated Schedule of Investments

July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Preferred Stocks - 0.1%

Banks - 0.1%
US Bancorp, Series A(CME Term SOFR 3 Month + 1.28%), 5.03%, 09/04/26 (b)(c)	1,600	1,225,952
US Bancorp, Series B(CME Term SOFR 3 Month + 0.86%), 4.61%, 09/19/26 (b)(c)	64,000	1,196,800
		2,422,752

Total Preferred Stocks (Cost $2,758,655)		2,422,752

Investments	Principal Amount ($)	Value ($)
Short-Term Investments - 8.8%

Commercial Paper - 4.7%
Aes Corp. (The)
4.10%, 08/03/2026(a)(e)	3,908,000	3,906,663
Amphenol Corp.
3.66%, 08/03/2026(a)(e)	4,343,000	4,341,664
Cargill, Inc.
3.64%, 08/03/2026(a)(e)	4,343,000	4,341,685
Cisco Systems, Inc.
3.76%, 09/04/2026(a)(e)	15,000,000	14,946,018
General Motors Financial Co., Inc.
3.81%, 08/03/2026(a)(e)	7,513,000	7,510,600
Global Payments, Inc.
4.08%, 08/03/2026(e)	6,514,000	6,511,769
Johnson & Johnson
3.72%, 10/05/2026(a)(e)	15,000,000	14,899,075
PepsiCo, Inc.
3.63%, 08/10/2026(a)(e)	10,000,000	9,989,923
Philip Morris International, Inc.
3.77%, 09/04/2026(a)(e)	10,000,000	9,963,655
Total Commercial Paper (Cost $76,418,958)		76,411,052

Investments	Shares	Value ($)
Investment Companies - 0.1%
JPMorgan U.S. Government Money Market Fund 3.63% (f) (Cost $2,182,858)	2,182,858	2,182,858

Investments	Principal Amount ($)	Value ($)
U.S. Treasury Obligations - 4.0%
U.S. Treasury Bills
3.58%, 08/06/2026(e)	10,000,000	9,997,000
3.62%, 09/17/2026(e)	20,000,000	19,908,560
3.65%, 10/29/2026(e)	15,000,000	14,866,720
3.67%, 11/12/2026(e)	15,000,000	14,843,345
3.74%, 12/17/2026(e)	5,000,000	4,929,072
Total U.S. Treasury Obligations (Cost $64,544,259)		64,544,697

Total Short-Term Investments (Cost $143,146,075)		143,138,607
Total Investments - 100.3% (Cost $1,021,640,425)		1,628,594,824
Liabilities in excess of other assets - (0.3%)		(4,747,634)
Net Assets - 100.0%		1,623,847,190

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2026 amounted to $82,921,605, which represents approximately 5.11% of net assets of the Fund.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2026.
(c)	Perpetual security. The rate reflected was the rate in effect on July 31, 2026. The maturity date reflects the next call date.
(d)	Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(e)	The rate shown was the current yield as of July 31, 2026.
(f)	Represents 7-day effective yield as of July 31, 2026.

Abbreviations
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Fund

Consolidated Schedule of Investments

July 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Banks	2.4%
Building Products	0.8
Capital Markets	3.0
Chemicals	3.1
Commercial Services & Supplies	0.4
Commodities	10.5
Consumer Finance	1.1
Consumer Staples Distribution & Retail	0.9
Diversified Telecommunication Services	1.5
Electronic Equipment, Instruments & Components	0.7
Energy Equipment & Services	3.7
Entertainment	1.0
Financial Services	2.4
Health Care Equipment & Supplies	5.6
Health Care Providers & Services	7.3
Hotels, Restaurants & Leisure	1.4
Household Products	2.1
Insurance	3.6
Interactive Media & Services	7.1
Life Sciences Tools & Services	1.7
Machinery	1.4
Media	1.7
Metals & Mining	3.4
Office REITs	1.2
Oil, Gas & Consumable Fuels	6.3
Professional Services	1.9
Residential REITs	1.2
Software	7.8
Specialized REITs	2.6
Tobacco	2.5
Trading Companies & Distributors	0.2
U.S. Treasury Obligations	1.0
Short-Term Investments	8.8
Total Investments	100.3%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 69.8%

Australia - 4.1%
Northern Star Resources Ltd.	9,618,216	133,297,052
Ora Banda Mining Ltd. *	67,547,630	53,807,518
		187,104,570
Canada - 45.9%
Agnico Eagle Mines Ltd.	1,510,000	219,221,172
Alamos Gold, Inc., Class A	5,573,272	154,891,520
B2Gold Corp.	9,464,869	35,446,419
Barrick Mining Corp.	5,024,813	184,561,381
DPM Metals, Inc.	7,787,384	273,754,170
Franco-Nevada Corp.	1,039,163	221,079,269
G Mining Ventures Corp. *	7,300,000	222,512,394
Kinross Gold Corp.	5,319,975	122,891,423
Novagold Resources, Inc. *	5,794,664	33,782,891
Orla Mining Ltd.	4,695,667	42,004,255
Pan American Silver Corp.	2,336,852	100,618,744
Wheaton Precious Metals Corp.	4,498,645	490,487,265
		2,101,250,903
Mexico - 2.1%
Fresnillo plc	1,185,685	39,940,899
Industrias Penoles SAB de CV	1,177,131	54,189,009
		94,129,908
South Africa - 2.1%
Gold Fields Ltd., ADR	3,029,067	98,202,352

United Kingdom - 4.5%
Anglogold Ashanti plc	2,614,858	207,410,537

United States - 11.1%
Newmont Corp.	3,844,970	360,312,139
Royal Gold, Inc.	739,418	146,663,560
		506,975,699
Total Common Stocks (Cost $1,018,499,544)		3,195,073,969

Investments	Ounces	Value ($)
Commodities - 24.5%

Gold bullion*	249,152	1,009,486,934
Silver bullion*	1,946,579	112,769,401
Total Commodities (Cost $801,837,765)		1,122,256,335

Investments	Number of Rights	Value ($)
Rights - 0.1%

Canada - 0.1%
Pan American Silver Corp., CVR, expiring 02/22/2029*
(Cost $45,973,716)	6,835,667	3,445,518

Investments	Principal Amount ($)	Value ($)
Short-Term Investments - 5.0%

Commercial Paper - 4.6%
Aes Corp. (The)
4.10%, 08/03/2026 (a)(b)	31,286,000	31,275,297
Amphenol Corp.
3.66%, 08/03/2026 (a)(b)	34,760,000	34,749,308
Cargill, Inc.
3.64%, 08/03/2026 (a)(b)	34,760,000	34,749,471
General Motors Financial Co., Inc.
3.81%, 08/03/2026 (a)(b)	60,109,000	60,089,801
Global Payments, Inc.
4.08%, 08/03/2026 (a)	52,140,000	52,122,142
Total Commercial Paper (Cost $213,009,235)		212,986,019

Investments	Shares	Value ($)
Investment Companies - 0.4%
JPMorgan U.S. Government Money Market Fund 3.63% (c) (Cost $17,359,743)	17,359,743	17,359,743
Total Short-Term Investments (Cost $230,368,978)		230,345,762

Total Investments - 99.4% (Cost $2,096,680,003)		4,551,121,584
Other assets less liabilities - 0.6%		28,578,086
Net Assets - 100.0%		4,579,699,670

*	Non-income producing security.
(a)	The rate shown was the current yield as of July 31, 2026.
(b)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2026 amounted to $160,863,877, which represents approximately 3.51% of net assets of the Fund.
(c)	Represents 7-day effective yield as of July 31, 2026.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	24.5%
Metals & Mining	69.9
Short-Term Investments	5.0
Total Investments	99.4%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Balanced Fund (formerly First Eagle Global Income Builder Fund)
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 60.1%

Brazil - 1.9%
Ambev SA, ADR	9,345,635	29,064,925
Itausa SA (Preference)	7,837,327	21,366,868
		50,431,793
Canada - 5.0%
Agnico Eagle Mines Ltd.	16,806	2,439,888
Barrick Mining Corp.	163,192	5,994,042
Franco-Nevada Corp.	55,433	11,793,229
Franco-Nevada Corp.	12,162	2,589,533
Imperial Oil Ltd.	167,669	21,738,304
Nutrien Ltd.	216,409	14,947,370
Power Corp. of Canada	596,961	40,795,280
Wheaton Precious Metals Corp.	258,816	28,218,708
		128,516,354
Chile - 1.0%
Cia Cervecerias Unidas SA, ADR	1,327,830	15,256,767
Quinenco SA	2,083,758	9,995,763
		25,252,530
China - 0.1%
Budweiser Brewing Co. APAC Ltd. (a)	4,909,800	4,113,000

Finland - 0.3%
Kesko OYJ, Class B	318,997	7,948,554

France - 0.9%
Danone SA	91,535	7,120,153
Dassault Systemes SE	445,717	10,369,612
Sodexo SA	58,674	3,858,213
Wendel SE	19,995	1,939,119
		23,287,097
Germany - 0.8%
FUCHS SE (Preference)	318,042	14,741,513
Henkel AG & Co. KGaA (Preference)	56,692	4,942,335
		19,683,848
Hong Kong - 4.1%
CK Asset Holdings Ltd.	2,483,000	15,124,005
Hongkong Land Holdings Ltd.	4,334,700	35,148,976
Jardine Matheson Holdings Ltd.	836,500	55,556,115
		105,829,096
Indonesia - 0.0%(b)
Bank Central Asia Tbk. PT	1,937,556	679,065

Japan - 3.5%
ABC-Mart, Inc.	376,400	6,441,892
FANUC Corp.	347,200	13,990,598
Keyence Corp.	28,800	14,445,706
MS&AD Insurance Group Holdings, Inc.	189,700	5,839,643
Nagaileben Co. Ltd.	22,700	253,987
Secom Co. Ltd.	353,400	15,223,083
Shimano, Inc.	108,300	13,670,731
SMC Corp.	11,200	4,839,076
Sompo Holdings, Inc.	204,800	9,092,431
Subaru Corp.	57,300	975,386
USS Co. Ltd.	429,800	5,427,892
		90,200,425
Kazakhstan - 0.3%
NAC Kazatomprom JSC, GDR (a)	123,950	7,918,138

Mexico - 3.4%
Coca-Cola Femsa SAB de CV, ADR	209,249	22,655,389
Fomento Economico Mexicano SAB de CV, ADR	211,291	27,043,135
Grupo Mexico SAB de CV, Series B	2,455,064	29,444,609
Wal-Mart de Mexico SAB de CV	3,557,282	10,320,934
		89,464,067
Netherlands - 1.8%
HAL Trust	40,521	7,718,344
Heineken Holding NV	159,417	13,411,114
Heineken NV	104,162	9,430,869
Magnum Ice Cream Co. NV (The) *	327,779	6,125,503
Universal Music Group NV	611,167	10,083,987
		46,769,817
Norway - 0.8%
DNB Bank ASA	210,004	6,761,836
Orkla ASA	1,254,483	13,934,726
		20,696,562
Singapore - 0.7%
United Overseas Bank Ltd.	386,000	13,054,171
UOL Group Ltd.	764,200	5,896,818
		18,950,989
South Korea - 3.5%
KT&G Corp.	202,368	25,182,357
Samsung Electronics Co. Ltd. (Preference)	372,602	46,823,022
Samsung Life Insurance Co. Ltd.	86,475	18,126,915
		90,132,294
Sweden - 0.6%
Svenska Handelsbanken AB, Class A	996,753	15,240,920

Switzerland - 3.5%
Cie Financiere Richemont SA (Registered)	109,006	25,762,690
Nestle SA (Registered)	442,697	44,248,038
Schindler Holding AG	55,939	17,608,486
Schindler Holding AG (Registered)	7,544	2,307,514
		89,926,728
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	50,703	20,496,688

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Balanced Fund (formerly First Eagle Global Income Builder Fund)
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Thailand - 0.8%
Bangkok Bank PCL, NVDR	2,528,900	14,476,992
Thai Beverage PCL	17,954,100	6,450,381
		20,927,373
United Kingdom - 7.7%
Berkeley Group Holdings plc *	214,849	10,147,899
British American Tobacco plc	1,015,952	61,628,608
Diageo plc	647,666	14,228,144
Great Portland Estates plc, REIT	523,564	2,471,470
Haleon plc	4,109,584	20,118,717
Lloyds Banking Group plc	8,731,943	13,496,239
Reckitt Benckiser Group plc	233,998	16,514,966
RELX plc	292,112	10,274,151
Shell plc	38,576	1,768,815
Unilever plc	748,614	47,939,488
		198,588,497
United States - 18.6%
Bank of New York Mellon Corp. (The) (c)	31,920	4,990,054
Becton Dickinson & Co.	325,500	53,909,310
Brown & Brown, Inc.	204,227	14,377,581
BXP, Inc., REIT	97,307	6,823,167
Charter Communications, Inc., Class A *	75,635	10,965,562
Colgate-Palmolive Co.	219,518	20,041,993
Comcast Corp., Class A	1,129,595	27,065,096
Cullen/Frost Bankers, Inc. (c)	45,719	7,604,898
Dollar General Corp.	15,479	1,966,607
Douglas Emmett, Inc., REIT	1,158,198	13,689,900
Elevance Health, Inc.	40,851	15,353,440
Equity Residential, REIT	345,193	22,938,075
Extra Space Storage, Inc., REIT	45,039	6,667,574
ExxonMobil Holdings Corp. *	139,699	21,714,813
Fidelity National Financial, Inc.	105,623	5,449,091
Fiserv, Inc. *	237,951	12,835,077
General Dynamics Corp.	97	37,192
HCA Healthcare, Inc.	60,290	24,272,151
IDACORP, Inc.	19,120	2,732,439
Medtronic plc	292,609	24,985,882
Noble Corp. plc	714,508	30,295,139
Omnicom Group, Inc.	139,761	10,999,191
ONEOK, Inc.	197,480	17,933,159
Philip Morris International, Inc.	99,916	19,065,971
PPG Industries, Inc.	14,351	1,586,072
Royal Gold, Inc.	53,300	10,572,055
Salesforce, Inc.	70,044	12,889,497
SLB Ltd.	292,745	14,517,224
Universal Health Services, Inc., Class B	80,029	13,480,085
US Bancorp	326,193	20,553,421
Vail Resorts, Inc.	12,576	1,878,603
Warrior Met Coal, Inc.	149,778	11,893,871
Waters Corp. *	22,103	8,339,683
Weyerhaeuser Co., REIT	373,336	9,344,600
		481,768,473
Total Common Stocks (Cost $1,129,071,589)		1,556,822,308

Investments	Principal Amount ($)	Value ($)
Corporate Bonds - 13.4%

Australia - 0.1%
Nufarm Australia Ltd.
5.00%, 01/27/2030 (d)	2,595,000	2,468,276

Brazil - 0.5%
Petrobras Global Finance BV
5.13%, 09/10/2030	6,350,000	6,192,202
6.25%, 01/10/2036	6,400,000	6,240,000
		12,432,202
Canada - 0.5%
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/2034	3,300,000	3,241,766
Transcanada Trust
Series 16-A, 5.88%, 08/15/2076 (e)	10,307,000	10,303,309
		13,545,075
Chile - 0.2%
Latam Airlines Group SA
7.63%, 01/07/2031 (d)	6,356,000	6,491,065

Germany - 0.2%
IHO Verwaltungs GmbH
7.75%, 7.75% Cash or 8.50% PIK),11/15/2030 (d)	3,650,000	3,783,101
8.00%, 8.00% Cash or 8.75% PIK),11/15/2032 (d)	2,300,000	2,415,124
		6,198,225
Mexico - 0.4%
Mexico Remittances Funding Fiduciary Estate Management Sarl
12.50%, 10/15/2031 (d)	9,000,000	9,846,000

Norway - 0.6%
DNB Boligkreditt A/S
(NIBOR 3 Month + 0.45%), 5.04%, 10/05/2027 (e)	96,000,000	10,166,428
(NIBOR 3 Month + 0.45%), 4.91%, 02/08/2028 (e)	44,000,000	4,664,627
		14,831,055

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Balanced Fund (formerly First Eagle Global Income Builder Fund)
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Saudi Arabia - 0.4%
Saudi Arabian Oil Co.
4.75%, 06/02/2030 (d)	3,450,000	3,393,276
5.38%, 06/02/2035 (d)	6,500,000	6,410,277
		9,803,553
United Arab Emirates - 0.1%
MDGH GMTN RSC Ltd.
4.38%, 11/22/2033 (d)	4,100,000	3,839,324

United Kingdom - 0.1%
BAT Capital Corp.
3.22%, 09/06/2026	2,425,000	2,422,301

United States - 10.3%
ACCO Brands Corp.
4.25%, 03/15/2029 (d)	6,858,000	6,464,340
American Airlines, Inc.
5.75%, 04/20/2029 (d)	460,167	457,636
AMN Healthcare, Inc.
6.50%, 01/15/2031 (d)	3,100,000	3,100,121
Aramark Services, Inc.
5.00%, 02/01/2028 (d)	2,700,000	2,691,207
Bank of New York Mellon Corp. (The)
Series F, (CME Term SOFR 3 Month + 3.39%), 4.63%, 09/20/2026 (e)(f)	4,475,000	4,467,553
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (e)(f)	9,889,000	9,821,453
Blackstone Private Credit Fund
6.00%, 01/29/2032	6,523,000	6,378,441
6.00%, 11/22/2034	5,300,000	5,037,137
Canpack Group, Inc.
6.00%, 05/15/2031 (d)	7,600,000	7,558,413
Canpack SA
3.88%, 11/15/2029 (d)	5,350,000	5,062,044
Carnival Corp. Ltd.
4.00%, 08/01/2028 (d)	1,206,000	1,181,333
CCO Holdings LLC
5.13%, 05/01/2027 (d)	557,000	555,845
5.38%, 06/01/2029 (d)	1,900,000	1,845,213
6.38%, 09/01/2029 (d)	1,835,000	1,823,395
7.38%, 03/01/2031 (d)	5,400,000	5,378,848
7.00%, 02/01/2033 (d)	3,300,000	3,162,490
Centene Corp.
4.25%, 12/15/2027	1,939,000	1,931,659
4.63%, 12/15/2029	4,150,000	4,026,069
2.50%, 03/01/2031	5,400,000	4,695,219
Charles River Laboratories International, Inc.
4.25%, 05/01/2028 (d)	4,682,000	4,593,149
3.75%, 03/15/2029 (d)	1,522,000	1,454,310
4.00%, 03/15/2031 (d)	5,200,000	4,850,814
Charter Communications Operating LLC
4.20%, 03/15/2028	3,640,000	3,583,634
Clarivate Science Holdings Corp.
3.88%, 07/01/2028 (d)	3,900,000	3,767,981
Crown Americas LLC
5.25%, 04/01/2030	900,000	898,012
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	4,075,000	3,768,451
Dollar General Corp.
3.50%, 04/03/2030	2,750,000	2,606,689
Edgewell Personal Care Co.
5.50%, 06/01/2028 (d)	1,770,000	1,764,968
4.13%, 04/01/2029 (d)	5,257,000	5,058,539
Embecta Corp.
5.00%, 02/15/2030 (d)	4,893,000	3,776,788
6.75%, 02/15/2030 (d)	2,292,000	1,753,380
Enterprise Products Operating LLC
Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (e)	6,705,000	6,688,930
Fair Isaac Corp.
4.00%, 06/15/2028 (d)	2,764,000	2,671,087
6.25%, 09/15/2034 (d)	2,500,000	2,415,130
HCA, Inc.
3.50%, 09/01/2030	2,788,000	2,627,973
5.45%, 04/01/2031	4,150,000	4,202,286
7.50%, 11/06/2033	3,700,000	4,112,050
IQVIA, Inc.
6.50%, 05/15/2030 (d)	2,500,000	2,547,285
Iron Mountain, Inc.
REIT, 4.88%, 09/15/2027 (d)	3,609,000	3,597,181
REIT, 5.25%, 03/15/2028 (d)	1,005,000	1,001,368
REIT, 5.00%, 07/15/2028 (d)	1,596,000	1,580,546
REIT, 4.88%, 09/15/2029 (d)	3,372,000	3,289,825
JPMorgan Chase & Co.
Series NN, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.74%), 6.88%, 06/01/2029 (e)(f)	6,000,000	6,195,090
KFC Holding Co.
4.75%, 06/01/2027 (d)	2,322,000	2,312,830
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030 (d)	4,983,000	4,744,260
Manufacturers & Traders Trust Co.
4.70%, 01/27/2028	3,825,000	3,827,153

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Balanced Fund (formerly First Eagle Global Income Builder Fund)
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Mellon Capital IV
Series 1, (CME Term SOFR 3 Month + 0.83%, 4.00% Floor), 4.52%, 09/02/2026 (e)(f)	6,183,000	5,197,161
Meta Platforms, Inc.
4.60%, 11/15/2032	4,000,000	3,850,409
MSCI, Inc.
4.00%, 11/15/2029 (d)	4,725,000	4,556,878
3.63%, 11/01/2031 (d)	2,750,000	2,520,806
Noble Finance II LLC
8.00%, 04/15/2030 (d)	6,206,000	6,415,677
6.25%, 06/15/2034 (d)	1,600,000	1,553,713
Oracle Corp.
6.25%, 11/09/2032	2,000,000	1,984,713
4.90%, 02/06/2033	4,500,000	4,139,623
5.20%, 09/26/2035	4,500,000	4,037,486
5.95%, 09/26/2055	4,250,000	3,376,792
Pershing Square Holdings Ltd.
5.50%, 10/28/2032 (d)	10,400,000	10,190,203
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029 (d)	6,359,000	6,162,284
SBA Communications Corp.
REIT, 5.15%, 07/15/2031	5,150,000	5,110,544
Service Corp. International
4.63%, 12/15/2027	1,749,000	1,737,768
5.13%, 06/01/2029	3,257,000	3,227,120
5.75%, 10/15/2032	2,500,000	2,479,551
Teleflex, Inc.
4.25%, 06/01/2028 (d)	782,000	765,981
Transocean International Ltd.
8.50%, 05/15/2031 (d)	1,437,000	1,498,619
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.67%, 09/01/2026 (e)(f)	14,157,000	14,159,633
United Rentals North America, Inc.
5.38%, 11/15/2033 (d)	2,650,000	2,580,320
US Foods, Inc.
4.63%, 06/01/2030 (d)	2,500,000	2,429,062
VICI Properties LP
REIT, 5.63%, 04/01/2035	2,550,000	2,497,981
Viking Cruises Ltd.
5.88%, 10/15/2033 (d)	2,725,000	2,698,255
WESCO Distribution, Inc.
5.50%, 04/15/2034 (d)	5,867,000	5,699,554
William Carter Co. (The)
7.38%, 02/15/2031 (d)	2,100,000	2,153,374
		266,351,632
Total Corporate Bonds (Cost $347,990,163)		348,228,708

Investments	Principal Amount ($)	Value ($)
U.S. Treasury Obligations - 11.6%

U.S. Treasury Bonds
6.63%, 02/15/2027	12,302,200	12,480,966
6.13%, 11/15/2027	24,367,400	24,943,270
U.S. Treasury Inflation Linked Bonds
2.13%, 02/15/2041	4,300,000	6,079,453
2.38%, 02/15/2056	4,300,000	3,881,500
U.S. Treasury Inflation Linked Notes
1.25%, 04/15/2028	13,125,000	14,374,648
2.13%, 04/15/2029	24,153,000	26,082,211
1.63%, 04/15/2030	25,350,000	26,166,518
1.88%, 07/15/2034	24,965,000	25,879,514
2.13%, 01/15/2035	18,250,000	19,031,534
U.S. Treasury Notes
4.25%, 01/15/2028	16,700,000	16,700,652
3.50%, 01/31/2028	38,500,000	38,083,418
4.13%, 06/30/2028	13,900,000	13,863,621
3.88%, 07/15/2028	19,850,000	19,700,350
3.88%, 04/15/2029	12,700,000	12,554,148
4.00%, 03/31/2030	11,450,000	11,304,639
3.88%, 03/31/2031	12,700,000	12,410,281
3.38%, 05/15/2033	13,750,000	12,809,522
3.88%, 08/15/2034	5,300,000	5,032,309
Total U.S. Treasury Obligations (Cost 306,432,226)		301,378,554

Investments	Ounces	Value ($)
Commodities - 6.8%

Gold bullion*
(Cost $53,042,915)	43,457	176,075,998

Investments	Principal Amount ($)		Value ($)
Foreign Government Securities - 2.0%

Australia - 0.2%
Commonwealth of Australia
4.75%, 04/21/2027 (a)	AUD	8,800,000	6,199,241

Brazil - 0.4%
Federative Republic of Brazil
10.00%, 01/01/2027	BRL	55,000,000	10,778,755

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Balanced Fund (formerly First Eagle Global Income Builder Fund)
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)		Value ($)
Chile - 0.1%
Republic of Chile
3.50%, 01/31/2034		3,800,000	3,366,800

Indonesia - 0.1%
Republic of Indonesia
4.85%, 01/11/2033		3,450,000	3,335,617

Israel - 0.1%
State of Israel Government Bond
5.38%, 03/12/2029		2,400,000	2,411,673

Mexico - 0.4%
United Mexican States
4.75%, 04/27/2032		7,800,000	7,394,400
5.38%, 03/22/2033		2,600,000	2,501,980
			9,896,380
Saudi Arabia - 0.3%
Kingdom of Saudi Arabia
4.75%, 01/18/2028 (d)		3,800,000	3,796,475
4.88%, 07/18/2033 (d)		3,750,000	3,657,897
			7,454,372
South Korea - 0.4%
Republic of Korea
4.00%, 12/10/2031	KRW	12,600,000,000	8,805,752

Total Foreign Government Securities (Cost 52,091,407)			52,248,590

Investments	Shares	Value ($)
Preferred Stocks - 1.6%

United States - 1.6%
Charles Schwab Corp. (The)
Series D, 5.95%, (f)	178,714	4,301,646
Lincoln National Corp.
Series D, 9.00%, (f)	98,125	2,591,481
MetLife, Inc.
Series A, (CME Term SOFR 3 Month + 1.26%, 4.00% Floor), 4.93%, (e)(f)	182,311	3,844,939
Northern Trust Corp.
Series E, 4.70%, (f)	304,399	5,637,470
State Street Corp.
Series G, 5.35%, (f)	127,521	2,704,720
Truist Financial Corp.
Series R, 4.75%, (f)	563,348	10,331,802
US Bancorp
Series A, (CME Term SOFR 3 Month + 1.28%), 5.03%, (e)(f)	7,400	5,670,028
Series B, (CME Term SOFR 3 Month + 0.86%, 1.02% Floor), 4.61%, (e)(f)	379,475	7,096,183
Total Preferred Stocks (Cost $47,838,472)		42,178,269

Investments	Principal Amount ($)	Value ($)
Convertible Preferred Stocks - 1.3%

United States - 1.3%
Bank of America Corp.
Series L, 7.25%, (f)	13,496	17,408,490
Wells Fargo & Co.
Series L, 7.50%, (f)	13,673	16,211,256
		33,619,746
Total Convertible Preferred Stocks (Cost $37,413,835)		33,619,746

Investments	Shares	Value ($)
Master Limited Partnerships - 1.0%

United States - 1.0%
Enterprise Products Partners LP (Cost $13,128,888)	680,686	25,900,102

Investments	Principal Amount ($)	Value ($)
Convertible Bonds - 0.3%

United States - 0.3%
Strategy, Inc.
0.00%, 12/01/2029 (Cost $6,532,167)	7,800,000	6,864,000

Investments	Principal Amount ($)	Value ($)
Asset-Backed Securities - 0.1%

United States - 0.1%
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027 (Cost $1,967,358)	1,971,583	1,990,975

Investments	Principal Amount ($)	Value ($)
Loan Assignments - 0.1%

United States - 0.1%
Aramark Services, Inc., First Lien Term Loan B9
(CME Term SOFR 1 Month + 1.75%), 5.48%, 04/06/2028 (e) (Cost $2,157,744)	2,157,749	2,163,144

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Balanced Fund (formerly First Eagle Global Income Builder Fund)
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Short-Term Investments - 0.8%

Commercial Paper - 0.7%
Aes Corp. (The)
4.10%, 08/03/2026 (d)(g)	2,855,000	2,854,023
Amphenol Corp.
3.66%, 08/03/2026 (d)(g)	3,173,000	3,172,024
Cargill, Inc.
3.64%, 08/03/2026 (d)(g)	3,173,000	3,172,039
General Motors Financial Co., Inc.
3.81%, 08/03/2026 (d)(g)	5,489,000	5,487,247
Global Payments, Inc.
4.08%, 08/03/2026 (g)	4,759,000	4,757,370
Total Commercial Paper (Cost $19,444,822)		19,442,703

Investments	Shares	Value ($)
Investment Companies - 0.1%
JPMorgan US Government Money Market Fund 3.63% (h) (Cost $1,580,172)	1,580,172	1,580,172

Total Short-Term Investments (Cost $21,024,994)		21,022,875

Total Investments - 99.1% (Cost $2,018,691,758)		2,568,493,269
Other assets less liabilities - 0.9%		23,565,030
Net Assets - 100.0%		2,592,058,299

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of the security pledged as collateral for call options written.
(d)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2026 amounted to $200,471,200, which represents approximately 7.73% of net assets of the Fund.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2026.
(f)	Perpetual security. The rate reflected was the rate in effect on July 31, 2026. The maturity date reflects the next call date.
(g)	The rate shown was the current yield as of July 31, 2026.
(h)	Represents 7-day effective yield as of July 31, 2026.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Balanced Fund (formerly First Eagle Global Income Builder Fund)
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2026

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	6,220,000	USD	7,077,390	Bank of New York Mellon	08/05/2026	$95,485
JPY	328,987,000	USD	2,020,110	Bank of New York Mellon	08/05/2026	47,805
USD	7,338,894	EUR	6,220,000	Bank of New York Mellon	08/05/2026	166,020
USD	2,092,580	JPY	328,987,000	Bank of New York Mellon	08/05/2026	24,665
JPY	328,987,000	USD	2,024,473	Goldman Sachs	09/02/2026	48,060
USD	7,506,720	EUR	6,385,000	Goldman Sachs	09/02/2026	135,109
USD	2,493,234	GBP	1,847,000	Goldman Sachs	09/02/2026	4,005
USD	2,097,770	JPY	328,987,000	Goldman Sachs	09/02/2026	25,237
JPY	445,186,000	USD	2,747,349	JPMorgan Chase Bank	10/07/2026	65,357
USD	8,185,549	EUR	6,995,000	JPMorgan Chase Bank	10/07/2026	98,238
USD	2,821,776	JPY	445,186,000	JPMorgan Chase Bank	10/07/2026	9,070
JPY	274,307,000	USD	1,696,846	UBS AG	11/04/2026	40,148
Total unrealized appreciation						759,199
USD	2,977,218	GBP	2,216,000	JPMorgan Chase Bank	10/07/2026	(9,363)
USD	12,863,079	EUR	11,212,000	UBS AG	11/04/2026	(114,088)
USD	1,711,466	JPY	274,307,000	UBS AG	11/04/2026	(25,527)
USD	10,280,390	EUR	8,991,000	Bank of New York Mellon	12/02/2026	(138,260)
Total unrealized depreciation						(287,238)
Net unrealized appreciation						$471,961

Abbreviations
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
JPY	Japanese Yen
KRW	South Korean Won
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PIK	Pay in Kind
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Balanced Fund (formerly First Eagle Global Income Builder Fund)
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Written Call Options Contracts as of July 31, 2026:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Bank of New York Mellon Corp. (The)	Exchange Traded	319	USD	(4,986,927)	USD	185.00	1/15/2027	(102,080)
Cullen/Frost Bankers, Inc.	Exchange Traded	457	USD	(7,601,738)	USD	185.00	1/15/2027	(189,655)
								(291,735)
Total Written Options Contracts (Premiums Received ($314,818))								(291,735)

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Balanced Fund (formerly First Eagle Global Income Builder Fund)
Consolidated Schedule of Investments
July 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.0	%*
Automobile Components	0.2
Automobiles	0.0	*
Banks	8.2
Beverages	5.3
Capital Markets	2.7
Chemicals	1.4
Commercial Services & Supplies	1.2
Commodities	6.8
Consumer Staples Distribution & Retail	1.0
Containers & Packaging	0.5
Diversified Consumer Services	0.3
Diversified REITs	0.1
Diversified Telecommunication Services	1.5
Electric Utilities	0.1
Electronic Equipment, Instruments & Components	0.6
Energy Equipment & Services	2.2
Entertainment	0.4
Financial Services	1.3
Food Products	2.9
Foreign Government Securities	2.0
Health Care Equipment & Supplies	3.4
Health Care Providers & Services	2.8
Health Care Technology	0.1
Hotels, Restaurants & Leisure	0.4
Household Durables	0.4
Household Products	1.6
Industrial Conglomerates	2.5
Insurance	3.8
Interactive Media & Services	0.2
Leisure Products	0.5
Life Sciences Tools & Services	0.7
Machinery	1.7
Media	0.9
Metals & Mining	4.0
Office REITs	0.9
Oil, Gas & Consumable Fuels	5.4
Passenger Airlines	0.3
Personal Care Products	2.2
Pharmaceuticals	0.8
Professional Services	0.5
Real Estate Management & Development	2.2
Residential REITs	0.9
Semiconductors & Semiconductor Equipment	0.8
Software	1.9
Specialized REITs	1.2
Specialty Retail	0.5
Technology Hardware, Storage & Peripherals	1.8
Textiles, Apparel & Luxury Goods	1.1
Tobacco	4.2
Trading Companies & Distributors	0.3
U.S. Treasury Obligations	11.6
Short-Term Investments	0.8
Total Investments	99.1%

*	Less than 0.05%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 95.2%

Beverages - 1.4%
PepsiCo, Inc.	48,089	6,711,301

Diversified Telecommunication Services - 3.7%
Comcast Corp., Class A	738,005	17,682,600

Electronic Equipment, Instruments & Components - 4.7%
TE Connectivity plc (Ireland)	109,515	22,526,140

Food Products - 1.3%
Nestle SA (Registered) (Switzerland)	61,472	6,144,192

Health Care Equipment & Supplies - 9.7%
Becton Dickinson & Co.	138,822	22,991,699
Medtronic plc	275,315	23,509,148
		46,500,847
Health Care Providers & Services - 9.9%
Elevance Health, Inc.	20,871	7,844,157
HCA Healthcare, Inc.	54,117	21,786,963
UnitedHealth Group, Inc.	42,239	17,503,841
		47,134,961
Hotels, Restaurants & Leisure - 2.8%
Booking Holdings, Inc.	59,406	11,459,417
Starbucks Corp.	16,958	1,784,830
		13,244,247
Insurance - 1.8%
Fidelity National Financial, Inc.	82,851	4,274,283
Willis Towers Watson plc	13,328	4,477,142
		8,751,425
Interactive Media & Services - 10.1%
Alphabet, Inc., Class A	85,520	30,456,237
Meta Platforms, Inc., Class A	32,239	17,947,774
		48,404,011
IT Services - 4.1%
Accenture plc, Class A	118,240	19,618,381

Machinery - 3.5%
Schindler Holding AG (Switzerland)	53,450	16,824,998

Oil, Gas & Consumable Fuels - 3.2%
ExxonMobil Holdings Corp. *	97,386	15,137,680

Professional Services - 5.1%
Automatic Data Processing, Inc.	90,654	24,155,665

Semiconductors & Semiconductor Equipment - 3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	41,177	16,645,802

Software - 9.4%
Microsoft Corp.	7,029	3,266,517
Oracle Corp.	102,952	13,370,376
Salesforce, Inc.	101,638	18,703,425
Workday, Inc., Class A *	60,779	9,745,305
		45,085,623
Specialized REITs - 1.4%
Extra Space Storage, Inc., REIT	44,954	6,654,990

Specialty Retail - 4.5%
Home Depot, Inc. (The)	52,622	17,468,399
Ross Stores, Inc.	16,779	4,212,704
		21,681,103
Technology Hardware, Storage & Peripherals - 5.5%
Samsung Electronics Co. Ltd. (Preference) (South Korea)	208,498	26,200,897

Textiles, Apparel & Luxury Goods - 4.0%
LVMH Moet Hennessy Louis Vuitton SE (France)	35,194	19,326,267

Tobacco - 5.6%
British American Tobacco plc (United Kingdom)	158,617	9,621,857
Philip Morris International, Inc.	91,064	17,376,833
		26,998,690
Total Common Stocks (Cost $338,756,807)		455,429,820

Investments	Shares	Value ($)
Master Limited Partnerships - 3.7%

Oil, Gas & Consumable Fuels - 3.7%
Enterprise Products Partners LP (Cost $12,461,236)	463,201	17,624,798

Investments	Principal Amount ($)	Value ($)
Short-Term Investments - 1.0%

Commercial Paper - 0.9%
Aes Corp. (The)
4.10%, 08/03/2026(a)(b)	650,000	649,777
Amphenol Corp.
3.66%, 08/03/2026(a)(b)	723,000	722,777
Cargill, Inc.
3.64%, 08/03/2026(a)(b)	723,000	722,781
General Motors Financial Co., Inc.
3.81%, 08/03/2026(a)(b)	1,250,000	1,249,601
Global Payments, Inc.
4.08%, 08/03/2026(b)	1,084,000	1,083,629
Total Commercial Paper (Cost $4,429,048)		4,428,565

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Investment Companies - 0.1%
JPMorgan U.S. Government Money Market Fund 3.63% (c)
(Cost $359,486)	359,486	359,486

Total Short-Term Investments (Cost $4,788,534)		4,788,051
Total Investments - 99.9% (Cost $356,006,577)		477,842,669
Other assets less liabilities - 0.1%		600,098
Net Assets - 100.0%		478,442,767

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2026 amounted to $3,344,936, which represents approximately 0.70% of net assets of the Fund.
(b)	The rate shown was the current yield as of July 31, 2026.
(c)	Represents 7-day effective yield as of July 31, 2026.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund

Schedule of Investments

July 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Beverages	1.4%
Diversified Telecommunication Services	3.7
Electronic Equipment, Instruments & Components	4.7
Food Products	1.3
Health Care Equipment & Supplies	9.7
Health Care Providers & Services	9.9
Hotels, Restaurants & Leisure	2.8
Insurance	1.8
Interactive Media & Services	10.1
IT Services	4.1
Machinery	3.5
Oil, Gas & Consumable Fuels	6.9
Professional Services	5.1
Semiconductors & Semiconductor Equipment	3.5
Software	9.4
Specialized REITs	1.4
Specialty Retail	4.5
Technology Hardware, Storage & Peripherals	5.5
Textiles, Apparel & Luxury Goods	4.0
Tobacco	5.6
Short-Term Investments	1.0
Total Investments	99.9%

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 92.2%

Aerospace & Defense - 2.5%
AAR Corp. *	71,113	9,958,665
Applied Aerospace & Defense, Inc. *	408,456	7,638,127
Astronics Corp. *	169,512	11,779,389
Astronics Corp., Class B *	32,196	2,235,851
Cadre Holdings, Inc.	269,464	8,307,575
Ducommun, Inc. *	124,129	22,221,574
VSE Corp.	60,075	11,677,979
		73,819,160
Air Freight & Logistics - 0.1%
Radiant Logistics, Inc. *	489,009	4,029,434

Automobile Components - 0.7%
Dorman Products, Inc. *	152,898	20,359,898
Holley, Inc. *	401,478	1,071,946
		21,431,844
Banks - 6.2%
Ameris Bancorp	290,652	25,347,761
Avidbank Holdings, Inc. *	299,935	9,780,880
Axos Financial, Inc. *	208,388	21,132,627
Columbia Banking System, Inc.	423,160	13,232,213
Dime Commercial Bancshares, Inc.	299,821	12,220,704
Forbright, Inc., Class A *	211,337	4,180,246
Glacier Bancorp, Inc.	114,154	5,626,651
Old National Bancorp	883,033	23,523,999
Red River Bancshares, Inc.	136,447	13,719,746
Seacoast Banking Corp. of Florida	580,729	20,174,525
SmartFinancial, Inc.	312,967	16,399,471
Valley National Bancorp	1,009,976	14,432,557
		179,771,380
Biotechnology - 0.8%
CareDx, Inc. *	485,136	21,205,294
Exagen, Inc. *	439,968	1,993,055
MiMedx Group, Inc. *	329,291	1,359,972
		24,558,321
Building Products - 2.1%
Griffon Corp.	171,437	14,772,727
Insteel Industries, Inc.	453,278	13,892,971
Louisiana-Pacific Corp.	268,589	19,453,901
Quanex Building Products Corp.	411,755	7,345,709
UFP Industries, Inc.	70,249	6,093,398
		61,558,706
Capital Markets - 1.4%
BRC Group Holdings, Inc. *	965,335	6,911,799
MarketAxess Holdings, Inc.	61,894	10,045,396
Moelis & Co., Class A	97,240	6,522,859
Perella Weinberg Partners, Class A	898,570	15,859,760
		39,339,814
Chemicals - 3.8%
Cabot Corp.	188,747	16,613,511
Element Solutions, Inc.	322,442	11,843,295
Flotek Industries, Inc. *	257,963	6,072,449
HB Fuller Co.	333,864	18,462,679
Huntsman Corp.	978,841	9,553,488
Intrepid Potash, Inc. *	298,100	10,123,476
LSB Industries, Inc. *	1,296,883	14,110,087
Quaker Chemical Corp.	144,066	23,125,474
		109,904,459
Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	353,130	16,918,458
Healthcare Services Group, Inc. *	484,300	11,284,190
Interface, Inc., Class A	111,125	3,807,143
		32,009,791
Communications Equipment - 3.1%
ADTRAN Holdings, Inc. *	1,054,729	8,975,744
Aviat Networks, Inc. *	322,923	6,613,463
Calix, Inc. *	136,075	4,885,092
Digi International, Inc. *	174,157	12,142,226
Extreme Networks, Inc. *	421,614	12,707,446
Harmonic, Inc. *	1,313,830	15,174,737
Inseego Corp. *	111,958	787,065
KVH Industries, Inc. *	338,367	3,133,278
Lantronix, Inc. *	420,450	2,262,021
NETGEAR, Inc. *	604,723	14,610,108
NetScout Systems, Inc. *	218,470	8,885,175
		90,176,355
Construction & Engineering - 2.0%
Ameresco, Inc., Class A *	676,534	14,254,571
Arcosa, Inc.	112,378	16,317,285
Concrete Pumping Holdings, Inc. *	649,008	6,314,848
Dycom Industries, Inc. *	25,752	10,328,355
Matrix Service Co. *	883,825	10,252,370
		57,467,429
Construction Materials - 0.2%
Titan America SA (Belgium)	329,938	5,107,440

Consumer Staples Distribution & Retail - 0.9%
Chefs’ Warehouse, Inc. (The) *	150,735	17,387,282
Grocery Outlet Holding Corp. *	1,064,830	9,785,788
		27,173,070
Containers & Packaging - 0.6%
Ranpak Holdings Corp., Class A *	976,429	4,999,317
TriMas Corp.	288,997	11,539,650
		16,538,967
Diversified Consumer Services - 2.4%
Coursera, Inc. *	944,289	5,014,175
Legacy Education, Inc. *	44,929	529,713
Lincoln Educational Services Corp. *	518,188	21,670,622
Phoenix Education Partners, Inc.	382,970	10,949,112
Stride, Inc. *	139,348	11,188,251
Universal Technical Institute, Inc. *	503,825	19,805,361
		69,157,234
Electrical Equipment - 0.3%
DPC Holdings plc (United States) *	29,794	1,358,606

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Shares	Value ($)
LSI Industries, Inc.	295,527	6,912,377
		8,270,983
Electronic Equipment, Instruments & Components - 5.7%
908 Devices, Inc. *	860,882	6,895,665
Advanced Energy Industries, Inc.	81,207	23,511,051
Airgain, Inc. *	305,644	1,769,679
Arlo Technologies, Inc. *	818,645	12,050,454
Belden, Inc.	130,216	16,153,295
Benchmark Electronics, Inc.	152,213	12,142,031
Fabrinet (Thailand) *	6,584	2,866,739
Itron, Inc. *	118,509	11,810,607
OSI Systems, Inc. *	48,072	10,642,660
Plexus Corp. *	26,337	6,619,542
Richardson Electronics Ltd.	193,601	3,540,962
Rogers Corp. *	149,531	18,462,593
Sanmina Corp. *	57,517	10,672,854
TTM Technologies, Inc. *	128,477	14,831,385
Vishay Intertechnology, Inc.	390,673	13,368,830
		165,338,347
Energy Equipment & Services - 2.8%
Flowco Holdings, Inc., Class A	724,450	14,815,003
Helix Energy Solutions Group, Inc. *	425,548	4,046,961
Innovex International, Inc. *	149,262	4,191,277
Natural Gas Services Group, Inc.	357,089	13,083,741
Oil States International, Inc. *	1,907,240	15,467,716
ProPetro Holding Corp. *	802,035	8,902,589
RPC, Inc.	491,326	2,756,339
SEACOR Marine Holdings, Inc. *	909,380	8,575,453
Seadrill Ltd. *	215,822	9,677,459
		81,516,538
Financial Services - 2.0%
Flywire Corp. *	1,026,480	16,433,945
NMI Holdings, Inc., Class A *	254,919	11,292,912
Radian Group, Inc.	208,326	8,122,631
Remitly Global, Inc. *	951,755	21,671,461
		57,520,949
Food Products - 1.8%
Cal-Maine Foods, Inc.	103,662	9,099,450
Mama’s Creations, Inc. *	1,190,088	21,933,322
Utz Brands, Inc.	1,026,032	14,487,572
Vital Farms, Inc. *	531,570	6,766,886
		52,287,230
Gas Utilities - 0.4%
ONE Gas, Inc.	142,868	11,093,700

Ground Transportation - 0.7%
Covenant Logistics Group, Inc., Class A	329,457	11,702,313
FTAI Infrastructure, Inc.	2,328,606	8,685,700
		20,388,013
Health Care Equipment & Supplies - 2.9%
Alphatec Holdings, Inc. *	875,414	8,333,941
AngioDynamics, Inc. *	310,729	4,595,682
Artivion, Inc. *	322,550	8,654,016
AtriCure, Inc. *	262,559	9,914,228
Axogen, Inc. *	299,757	12,652,743
Envista Holdings Corp. *	348,954	9,529,934
Merit Medical Systems, Inc. *	109,751	9,329,933
OraSure Technologies, Inc. *	1,179,017	4,775,019
Profound Medical Corp. (Canada) *	398,048	2,937,594
SI-BONE, Inc. *	673,476	11,960,934
Varex Imaging Corp. *	215,959	2,416,581
		85,100,605
Health Care Providers & Services - 6.2%
AMN Healthcare Services, Inc. *	211,830	7,123,843
Aveanna Healthcare Holdings, Inc. *	679,662	6,382,026
Brookdale Senior Living, Inc. *	1,970,437	28,768,380
Concentra Group Holdings Parent, Inc.	585,518	18,531,645
Ensign Group, Inc. (The)	52,766	9,400,791
Hinge Health, Inc., Class A *	311,817	23,295,848
InfuSystem Holdings, Inc. *	551,170	5,037,694
LifeStance Health Group, Inc. *	1,384,671	14,511,352
Pennant Group, Inc. (The) *	517,208	20,853,827
Progyny, Inc. *	174,019	5,417,211
RadNet, Inc. *	183,937	11,731,502
Sonida Senior Living, Inc. *	252,487	10,190,375
Strata Critical Medical, Inc. *	2,081,450	10,448,879
Talkspace, Inc. *	545,974	2,849,984
Viemed Healthcare, Inc. *	467,300	5,453,391
		179,996,748
Health Care REITs - 0.2%
Strawberry Fields REIT, Inc., REIT	385,018	5,474,956

Health Care Technology - 1.6%
Certara, Inc. *	780,894	6,325,241
HealthStream, Inc.	541,973	15,196,923
Simulations Plus, Inc. *	937,051	17,082,440
Waystar Holding Corp. *	410,857	8,673,191
		47,277,795
Hotels, Restaurants & Leisure - 1.5%
Cheesecake Factory, Inc. (The)	102,621	10,407,822
Dine Brands Global, Inc.	331,138	11,901,100
El Pollo Loco Holdings, Inc. *	972,503	16,007,399
Wendy’s Co. (The)	904,542	6,657,429
		44,973,750
Household Durables - 2.0%
Champion Homes, Inc. *	136,510	10,867,561
Hooker Furnishings Corp.	370,857	5,180,872
Installed Building Products, Inc.	107,279	23,916,780
Smith Douglas Homes Corp., Class A *	338,597	5,021,394
Sonos, Inc. *	951,800	13,953,388
		58,939,995
Household Products - 1.1%
Central Garden & Pet Co., Class A *	249,738	9,467,567

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Spectrum Brands Holdings, Inc.	247,705	21,988,773
		31,456,340
Insurance - 1.7%
Axis Capital Holdings Ltd.	142,182	14,974,608
Citizens, Inc., Class A *	515,996	2,440,661
Lincoln National Corp.	309,476	14,115,200
Old Republic International Corp.	233,502	10,089,622
Stewart Information Services Corp.	122,501	8,279,843
		49,899,934
Interactive Media & Services - 0.2%
EverQuote, Inc., Class A *	201,941	5,092,952
Trivago NV, ADR (Germany) *	248,865	1,314,007
		6,406,959
Leisure Products - 0.2%
Johnson Outdoors, Inc., Class A	140,583	6,594,748

Life Sciences Tools & Services - 2.2%
Avantor, Inc. *	219,502	3,024,738
CryoPort, Inc. *	1,141,648	17,227,468
Maravai LifeSciences Holdings, Inc., Class A *	3,242,395	21,302,535
Quanterix Corp. *(a)	2,751,255	9,574,368
Stevanato Group SpA (Italy)	615,391	12,215,511
		63,344,620
Machinery - 8.0%
Aebi Schmidt Holding AG (Switzerland)	217,921	2,809,002
Albany International Corp., Class A	239,256	17,826,965
Astec Industries, Inc.	239,623	12,139,301
CECO Environmental Corp. *	251,883	16,596,571
Columbus McKinnon Corp.	369,253	7,078,580
Enpro, Inc.	48,810	15,322,435
Esab Corp.	96,497	8,349,885
Flowserve Corp.	162,925	12,380,671
Gates Industrial Corp. Ltd. *	524,254	14,668,627
Graham Corp. *	161,725	15,509,428
Hurco Cos., Inc. *	82,555	1,720,446
JBT Marel Corp.	76,854	10,641,973
Lindsay Corp.	32,495	3,601,096
Manitowoc Co., Inc. (The) *	954,263	13,216,543
Mayville Engineering Co., Inc. *	245,074	6,291,050
Park-Ohio Holdings Corp.	385,310	15,385,428
Tennant Co.	141,849	11,919,571
Terex Corp.	123,041	7,731,896
Timken Co. (The)	124,809	17,167,478
Titan International, Inc. *	685,991	4,952,855
Trinity Industries, Inc.	407,046	12,716,117
Wabash National Corp.	426,207	5,353,160
		233,379,078
Marine Transportation - 0.7%
Diana Shipping, Inc. (Greece)	2,118,079	5,146,932
Star Bulk Carriers Corp. (Greece)	500,877	14,400,214
		19,547,146
Media - 0.9%
DoubleVerify Holdings, Inc. *	1,178,725	13,260,656
Magnite, Inc. *	620,565	11,976,905
		25,237,561
Metals & Mining - 2.8%
Century Aluminum Co. *	389,425	17,434,557
Coeur Mining, Inc.	401,902	5,992,359
Commercial Metals Co.	312,554	21,478,711
Hecla Mining Co.	355,869	5,024,870
Kaiser Aluminum Corp.	126,868	20,258,282
Materion Corp.	32,482	6,848,505
Ramaco Resources, Inc., Class B *	495,694	3,226,968
		80,264,252
Multi-Utilities - 0.4%
Black Hills Corp.	150,451	10,713,616

Oil, Gas & Consumable Fuels - 4.3%
Dorian LPG Ltd.	502,350	23,821,437
Golar LNG Ltd. (Bermuda)	327,594	16,101,245
Murphy Oil Corp.	452,908	17,998,564
Navigator Holdings Ltd.	932,671	20,845,197
Riley Exploration Permian, Inc.	396,248	13,579,419
Scorpio Tankers, Inc. (Monaco)	198,635	15,465,721
Talos Energy, Inc. *	1,065,205	16,169,812
		123,981,395
Personal Care Products - 0.1%
Nature’s Sunshine Products, Inc. *	87,037	1,753,796

Professional Services - 0.3%
Mistras Group, Inc. *	536,690	8,163,055

Real Estate Management & Development - 0.1%
Douglas Elliman, Inc. *	1,429,049	2,415,093

Residential REITs - 0.4%
UMH Properties, Inc., REIT	775,890	11,723,698

Retail REITs - 0.7%
FrontView REIT, Inc., REIT	581,149	11,820,570
Tanger, Inc., REIT	234,139	9,520,092
		21,340,662
Semiconductors & Semiconductor Equipment - 3.9%
Ambiq Micro, Inc. *	55,655	3,539,101
Amtech Systems, Inc. *	734,102	11,261,125
Axcelis Technologies, Inc. *	64,634	8,426,981
CEVA, Inc. *	185,810	6,066,697
Cohu, Inc. *	266,366	12,782,904
inTEST Corp. *	551,848	6,815,323
Onto Innovation, Inc. *	49,344	12,759,372
Silicon Motion Technology Corp., ADR (Taiwan)	52,717	13,369,031
Synaptics, Inc. *	85,707	9,198,075
Ultra Clean Holdings, Inc. *	108,156	9,010,476
Veeco Instruments, Inc. *	400,731	20,036,550
		113,265,635
Software - 1.8%
Alkami Technology, Inc. *	558,238	10,143,185

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Braze, Inc., Class A *	633,758	15,793,249
I3 Verticals, Inc., Class A *	722,357	15,212,838
Teradata Corp. *	344,679	10,681,602
		51,830,874
Specialized REITs - 0.4%
Outfront Media, Inc., REIT	345,699	11,017,427

Specialty Retail - 2.3%
Academy Sports & Outdoors, Inc.	180,891	8,583,278
Lithia Motors, Inc., Class A	53,681	20,689,731
MarineMax, Inc. *	333,601	11,499,227
National Vision Holdings, Inc. *	342,161	7,541,228
OneWater Marine, Inc., Class A *	696,864	8,536,584
Outdoor Holding Co. *	1,863,537	3,987,969
Warby Parker, Inc., Class A *	235,339	6,281,198
		67,119,215
Technology Hardware, Storage & Peripherals - 0.1%
Eastman Kodak Co. *	247,962	2,082,881

Textiles, Apparel & Luxury Goods - 0.1%
Fossil Group, Inc. *	352,597	1,745,355

Trading Companies & Distributors - 3.5%
Alta Equipment Group, Inc. *	462,160	3,041,013
Boise Cascade Co.	196,355	14,997,595
Custom Truck One Source, Inc. *	757,230	7,685,885
DNOW, Inc. *	567,662	8,015,387
Herc Holdings, Inc.	136,413	20,481,048
NPK International, Inc. *	723,123	9,031,806
QXO, Inc. *	543,929	7,234,256
Titan Machinery, Inc. *	691,848	11,754,498
Transcat, Inc. *	160,479	13,700,092
WESCO International, Inc.	18,654	6,407,462
		102,349,042
Total Common Stocks (Cost $2,035,929,388)		2,675,855,395

Investments	Shares	Value ($)
Exchange Traded Funds - 0.6%

State Street SPDR S&P Regional Banking ETF
(Cost $14,863,668)	229,231	17,435,310

Investments	Number of Rights	Value ($)
Rights - 0.0%(b)

IT Services - 0.0%(b)
Flexion, Inc., CVR *‡(c) (Cost $27,801)	44,841	—

Investments	Shares	Value ($)
Short-Term Investments - 7.6%

Investment Companies - 7.6%
JPMorgan U.S. Government Money Market Fund 3.63% (d)
(Cost $220,711,858)	220,711,858	220,711,858

Total Investments - 100.4% (Cost $2,271,532,715)		2,914,002,563
Liabilities in excess of other assets - (0.4%)		(11,351,574)
Net Assets - 100.0%		2,902,650,989

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of July 31, 2026 by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees. Total value of all such securities at July 31, 2026 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(d)	Represents 7-day effective yield as of July 31, 2026.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	2.5%
Air Freight & Logistics	0.1
Automobile Components	0.7
Banks	6.2
Biotechnology	0.8
Building Products	2.1
Capital Markets	1.4
Chemicals	3.8
Commercial Services & Supplies	1.1
Communications Equipment	3.1
Construction & Engineering	2.0
Construction Materials	0.2
Consumer Staples Distribution & Retail	0.9
Containers & Packaging	0.6
Diversified Consumer Services	2.4
Electrical Equipment	0.3
Electronic Equipment, Instruments & Components	5.7
Energy Equipment & Services	2.8
Equity Funds	0.6
Financial Services	2.0
Food Products	1.8
Gas Utilities	0.4
Ground Transportation	0.7
Health Care Equipment & Supplies	2.9
Health Care Providers & Services	6.2
Health Care REITs	0.2
Health Care Technology	1.6
Hotels, Restaurants & Leisure	1.5
Household Durables	2.0
Household Products	1.1
Insurance	1.7
Interactive Media & Services	0.2
Leisure Products	0.2
Life Sciences Tools & Services	2.2
Machinery	8.0
Marine Transportation	0.7
Media	0.9
Metals & Mining	2.8
Multi-Utilities	0.4
Oil, Gas & Consumable Fuels	4.3
Personal Care Products	0.1
Professional Services	0.3
Real Estate Management & Development	0.1
Residential REITs	0.4
Retail REITs	0.7
Semiconductors & Semiconductor Equipment	3.9
Software	1.8
Specialized REITs	0.4
Specialty Retail	2.3
Technology Hardware, Storage & Peripherals	0.1
Textiles, Apparel & Luxury Goods	0.1
Trading Companies & Distributors	3.5
Short-Term Investments	7.6
Total Investments	100.4%

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2026 (unaudited)

Affiliated Securities

Security Description	Market Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/ Depreciation	Market Value July 31, 2026	Shares at July 31, 2026	Dividend Income
Common Stocks 0.3%
United States 0.3%
Quanterix Corp.*^	$—	$12,664,435	$—	$—	$(3,090,067)	$9,574,368	2,751,255	$—

*	Non-income producing security.
^	Represents an unaffiliated issuer as of October 31, 2025.

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 93.3%

Aerospace & Defense - 1.6%
Curtiss-Wright Corp.	900	651,600
FTAI Aviation Ltd.	5,000	1,030,000
		1,681,600
Banks - 4.3%
Ameris Bancorp	20,500	1,787,805
Glacier Bancorp, Inc.	36,500	1,799,085
Seacoast Banking Corp. of Florida	30,000	1,042,200
		4,629,090
Beverages - 1.3%
Celsius Holdings, Inc. *	48,500	1,416,685

Biotechnology - 2.3%
CareDx, Inc. *	43,715	1,910,783
Exelixis, Inc. *	10,000	530,300
		2,441,083
Capital Markets - 1.8%
Evercore, Inc., Class A	4,890	1,567,538
Raymond James Financial, Inc.	2,000	351,960
		1,919,498
Chemicals - 2.3%
Dow, Inc.	40,000	1,211,600
Westlake Corp.	18,000	1,269,000
		2,480,600
Commercial Services & Supplies - 1.5%
Clean Harbors, Inc. *	5,000	1,564,400

Communications Equipment - 1.7%
Harmonic, Inc. *	110,000	1,270,500
Lantronix, Inc. *	105,000	564,900
		1,835,400
Construction & Engineering - 1.8%
Dycom Industries, Inc. *	3,962	1,589,039
Quanta Services, Inc.	500	333,680
		1,922,719
Construction Materials - 1.5%
James Hardie Industries plc, ADR *	58,876	1,547,850

Consumer Staples Distribution & Retail - 3.0%
Casey’s General Stores, Inc.	1,200	1,045,200
Chefs’ Warehouse, Inc. (The) *	9,979	1,151,078
Performance Food Group Co. *	9,100	1,040,949
		3,237,227
Diversified Consumer Services - 0.7%
Stride, Inc. *	9,368	752,157

Electrical Equipment - 3.3%
DPC Holdings plc (United States) *	10,000	456,000
Generac Holdings, Inc. *	5,800	1,143,238
Innio NV (United States) *	55,000	1,343,100
nVent Electric plc	3,800	584,554
		3,526,892
Electronic Equipment, Instruments & Components - 8.2%
Advanced Energy Industries, Inc.	6,500	1,881,880
Belden, Inc.	12,875	1,597,144
Fabrinet (Thailand) *	1,236	538,167
Flex Ltd. *	3,000	341,250
OSI Systems, Inc. *	4,595	1,017,287
Richardson Electronics Ltd.	54,000	987,660
Sanmina Corp. *	9,500	1,762,820
TTM Technologies, Inc. *	5,000	577,200
		8,703,408
Energy Equipment & Services - 1.4%
Baker Hughes Co., Class A	24,000	1,451,760

Financial Services - 2.4%
Rocket Cos., Inc., Class A *	67,500	870,750
Voya Financial, Inc.	17,500	1,740,025
		2,610,775
Ground Transportation - 2.0%
FTAI Infrastructure, Inc.	120,000	447,600
JB Hunt Transport Services, Inc.	4,032	1,095,696
XPO, Inc. *	3,185	640,089
		2,183,385
Health Care Equipment & Supplies - 3.1%
Lantheus Holdings, Inc. *	13,000	1,295,320
Merit Medical Systems, Inc. *	24,000	2,040,240
		3,335,560
Health Care Providers & Services - 9.1%
Brookdale Senior Living, Inc. *	95,000	1,387,000
Cardinal Health, Inc.	5,000	1,150,150
Ensign Group, Inc. (The)	8,000	1,425,280
Quest Diagnostics, Inc.	7,500	1,747,575
Sonida Senior Living, Inc. *	43,000	1,735,480
Tenet Healthcare Corp. *	8,800	2,242,064
		9,687,549
Hotel & Resort REITs - 1.3%
Ryman Hospitality Properties, Inc., REIT	10,000	1,336,500

Hotels, Restaurants & Leisure - 4.4%
Aramark	25,000	1,424,250
Cheesecake Factory, Inc. (The)	17,715	1,796,655
Texas Roadhouse, Inc., Class A	7,000	1,438,080
		4,658,985
Household Durables - 5.0%
Flexsteel Industries, Inc.	22,800	1,687,884
Installed Building Products, Inc.	7,600	1,694,344
SharkNinja, Inc. *	7,000	1,132,390
Toll Brothers, Inc.	6,000	875,340
		5,389,958
Insurance - 2.4%
Axis Capital Holdings Ltd.	15,712	1,654,788
Old Republic International Corp.	20,600	890,126
		2,544,914

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Life Sciences Tools & Services - 1.7%
Avantor, Inc. *	50,000	689,000
Stevanato Group SpA (Italy)	58,000	1,151,300
		1,840,300
Machinery - 3.0%
CECO Environmental Corp. *	22,500	1,482,525
Donaldson Co., Inc.	12,500	1,178,000
Enpro, Inc.	1,715	538,373
		3,198,898
Metals & Mining - 1.6%
Century Aluminum Co. *	39,000	1,746,030

Multi-Utilities - 1.2%
Black Hills Corp.	18,500	1,317,385

Oil, Gas & Consumable Fuels - 6.4%
Antero Resources Corp. *	45,000	1,626,300
HF Sinclair Corp.	18,691	1,709,666
Matador Resources Co.	36,000	1,796,040
Permian Resources Corp., Class A	81,271	1,731,885
		6,863,891
Passenger Airlines - 1.5%
Delta Air Lines, Inc.	14,500	1,267,880
Southwest Airlines Co.	7,000	314,790
		1,582,670
Real Estate Management & Development - 1.3%
Colliers International Group, Inc. (Canada)	14,000	1,379,700

Residential REITs - 0.4%
UMH Properties, Inc., REIT	30,000	453,300

Retail REITs - 1.1%
Tanger, Inc., REIT	30,000	1,219,800

Semiconductors & Semiconductor Equipment - 2.2%
Onto Innovation, Inc. *	2,000	517,160
Silicon Motion Technology Corp., ADR (Taiwan)	2,524	640,086
Ultra Clean Holdings, Inc. *	5,000	416,550
Veeco Instruments, Inc. *	15,000	750,000
		2,323,796
Software - 3.3%
Teradata Corp. *	62,000	1,921,380
Workday, Inc., Class A *	10,000	1,603,400
		3,524,780
Specialty Retail - 2.4%
Academy Sports & Outdoors, Inc.	36,000	1,708,200
National Vision Holdings, Inc. *	40,000	881,600
		2,589,800
Trading Companies & Distributors - 0.8%
QXO, Inc. *	60,000	798,000

Total Common Stocks (Cost $83,332,235)		99,696,345

Short-Term Investments - 7.4%

Investment Companies - 7.4%
JPMorgan U.S. Government Money Market Fund 3.63% (a)
(Cost $7,923,568)	7,923,568	7,923,568

Total Investments - 100.7% (Cost $91,255,803)		107,619,913
Liabilities in excess of other assets - (0.7%)		(772,356)
Net Assets - 100.0%		106,847,557

*	Non-income producing security.
(a)	Represents 7-day effective yield as of July 31, 2026.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
July 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	1.6%
Banks	4.3
Beverages	1.3
Biotechnology	2.3
Capital Markets	1.8
Chemicals	2.3
Commercial Services & Supplies	1.5
Communications Equipment	1.7
Construction & Engineering	1.8
Construction Materials	1.5
Consumer Staples Distribution & Retail	3.0
Diversified Consumer Services	0.7
Electrical Equipment	3.3
Electronic Equipment, Instruments & Components	8.2
Energy Equipment & Services	1.4
Financial Services	2.4
Ground Transportation	2.0
Health Care Equipment & Supplies	3.1
Health Care Providers & Services	9.1
Hotel & Resort REITs	1.3
Hotels, Restaurants & Leisure	4.4
Household Durables	5.0
Insurance	2.4
Life Sciences Tools & Services	1.7
Machinery	3.0
Metals & Mining	1.6
Multi-Utilities	1.2
Oil, Gas & Consumable Fuels	6.4
Passenger Airlines	1.5
Real Estate Management & Development	1.3
Residential REITs	0.4
Retail REITs	1.1
Semiconductors & Semiconductor Equipment	2.2
Software	3.3
Specialty Retail	2.4
Trading Companies & Distributors	0.8
Short-Term Investments	7.4
Total Investments	100.7%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 92.3%

Australia - 2.1%
Glencore plc	70,878	522,041
Ora Banda Mining Ltd. *	75,606	60,227
		582,268
Belgium - 0.6%
Shurgard Self Storage Ltd., REIT	5,435	158,802

Canada - 18.8%
Agnico Eagle Mines Ltd.	2,384	346,108
Canadian National Railway Co.	2,343	297,920
Canadian Pacific Kansas City Ltd.	3,245	288,239
DPM Metals, Inc.	12,037	423,143
Franco-Nevada Corp.	2,379	506,126
G Mining Ventures Corp. *	14,400	438,929
Imperial Oil Ltd.	3,810	493,967
LunR Royalties Corp. *	25,883	342,497
NGEx Minerals Ltd. *	33,410	597,011
Nutrien Ltd.	7,923	546,870
TransAlta Corp.	20,360	255,036
Wheaton Precious Metals Corp.	6,403	696,458
		5,232,304
China - 4.4%
Contemporary Amperex Technology Co. Ltd., Class H	7,500	593,736
GDS Holdings Ltd., Class A *	155,200	631,532
		1,225,268
Faroe Islands - 0.9%
Bakkafrost P/F	5,083	242,740

France - 0.4%
Air Liquide SA	602	118,599

Germany - 1.8%
FUCHS SE (Preference)	10,766	499,013

Hong Kong - 4.3%
CK Asset Holdings Ltd.	100,500	612,147
Hongkong Land Holdings Ltd.	71,000	575,721
		1,187,868
Indonesia - 1.7%
United Tractors Tbk. PT	347,372	462,352

Japan - 4.1%
Kansai Paint Co. Ltd.	24,700	437,229
Komatsu Ltd.	10,400	451,259
Shin-Etsu Chemical Co. Ltd.	3,200	114,080
SMC Corp.	300	129,618
		1,132,186
Kazakhstan - 1.6%
NAC Kazatomprom JSC, GDR (a)	7,016	448,194

Mexico - 7.8%
GCC SAB de CV	41,763	481,205
Grupo Mexico SAB de CV, Series B	91,095	1,092,540
Prologis Property Mexico SA de CV, REIT	132,506	595,070
		2,168,815
Russia - 0.0%
Alrosa PJSC *‡(b)	48,132	—

Singapore - 0.3%
Sheng Siong Group Ltd.	30,500	79,379

South Korea - 3.8%
Samsung Electronics Co. Ltd. (Preference)	1,962	246,555
SK Square Co. Ltd.	1,164	800,382
		1,046,937
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,511	610,822

United Kingdom - 7.3%
Big Yellow Group plc, REIT	29,520	353,424
Cranswick plc	3,443	248,256
Derwent London plc, REIT	13,719	389,025
Great Portland Estates plc, REIT	43,209	203,967
Shell plc	18,077	828,880
		2,023,552
United States - 30.2%
American Water Works Co., Inc.	602	80,770
BXP, Inc., REIT	2,889	202,577
Carlisle Cos., Inc.	922	331,846
Charter Communications, Inc., Class A *	1,189	172,381
CRH plc	2,894	274,959
Cummins, Inc.	534	338,663
Deere & Co.	254	150,538
Douglas Emmett, Inc., REIT	20,575	243,196
EastGroup Properties, Inc., REIT	1,102	230,329
Equinix, Inc., REIT	390	397,519
Equity Residential, REIT	2,275	151,174
Extra Space Storage, Inc., REIT	3,119	461,737
HCA Healthcare, Inc.	1,523	613,145
IDACORP, Inc.	2,674	382,141
Noble Corp. plc	14,878	630,827
ONEOK, Inc.	6,643	603,251
PulteGroup, Inc.	4,606	582,521
Reliance, Inc.	1,458	592,094
RPM International, Inc.	1,731	185,338
SLB Ltd.	1,455	72,153
Sunbelt Rentals Holdings, Inc.	1,868	133,835
UGI Corp.	11,421	412,527
United Rentals, Inc.	390	420,911
Warrior Met Coal, Inc.	5,448	432,626

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Williams Cos., Inc. (The)	4,231	302,686
		8,399,744
Total Common Stocks (Cost $21,104,193)		25,618,843

Investments	Shares	Value ($)
Master Limited Partnerships - 4.5%

United States - 4.5%
Black Stone Minerals LP	29,285	437,811
Enterprise Products Partners LP	21,467	816,819
Total Master Limited Partnerships (Cost $1,025,637)		1,254,630

Investments	Ounces	Value ($)
Commodities - 1.5%

Gold bullion*
(Cost $274,172)	100	405,542

Investments	Shares	Value ($)
Exchange Traded Funds - 0.7%

United States - 0.7%
iShares Gold Trust
(Cost $174,684)	2,668	203,221

Short-Term Investment - 1.3%

Investments	Shares	Value ($)
Investment Companies - 1.3%
JPMorgan U.S. Government Money Market Fund 3.63% (c) (Cost $362,941)	362,941	362,941

Total Investments - 100.3% (Cost $22,941,627)		27,845,177
Liabilities in excess of other assets - (0.3)%		(80,418)
Net Assets - 100.0%		27,764,759

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Security fair valued as of July 31, 2026 by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees. Total value of all such securities at July 31, 2026 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)	Represents 7-day effective yield as of July 31, 2026.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Schedule of Investments
July 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Building Products	1.2%
Chemicals	6.9
Commodities	1.5
Commodity Funds	0.7
Construction Materials	2.7
Consumer Staples Distribution & Retail	0.3
Electric Utilities	1.4
Electrical Equipment	2.1
Energy Equipment & Services	2.6
Food Products	1.8
Gas Utilities	1.5
Ground Transportation	2.1
Health Care Providers & Services	2.2
Household Durables	2.1
Independent Power and Renewable Electricity Producers	0.9
Industrial Conglomerates	2.9
Industrial REITs	3.0
IT Services	2.3
Machinery	3.8
Media	0.6
Metals & Mining	21.6
Office REITs	3.7
Oil, Gas & Consumable Fuels	15.9
Real Estate Management & Development	4.3
Residential REITs	0.5
Semiconductors & Semiconductor Equipment	2.2
Specialized REITs	5.0
Technology Hardware, Storage & Peripherals	0.9
Trading Companies & Distributors	2.0
Water Utilities	0.3
Short-Term Investments	1.3
Total Investments	100.3%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Municipal Bonds - 120.3%
Alabama 0.9%
Ashville Public Building Authority,
City of Ashville, Revenue, Series 2026, 4.63%, 07/01/2056	1,585,000	1,499,279
Black Belt Energy Gas District,
Revenue, Series 2025 B, 5.00%, 10/01/2035	10,000,000	10,038,632
Revenue, Series 2025 C, 5.50%, 08/01/2034 (a)(b)(c)	50,000,000	52,656,185
St Clair County Public Building Authority,
County of St Clair, Revenue, Series 2021 A, 3.00%, 02/01/2046	1,000,000	693,102

		64,887,198
American Samoa 0.0%(d)
American Samoa Economic Development Authority,
Revenue, Series 2018, 6.50%, 09/01/2028 (c)	150,000	154,103
Revenue, Series 2021 A, 5.00%, 09/01/2038 (c)	1,000,000	1,002,668
Revenue, Series 2025 B, 5.25%, 09/01/2045 (c)	280,000	277,024

		1,433,795
Arizona 1.9%
Arizona Industrial Development Authority,
Revenue, GNMA Insured, Series 2025 A, 5.00%, 10/01/2045	2,100,000	2,134,419
Revenue, GNMA Insured, Series 2025 A, 5.10%, 10/01/2050	3,500,000	3,549,109
Revenue, GNMA Insured, Series 2025 A, 5.15%, 10/01/2053	1,350,000	1,366,737
Doral Academy of Northern Nevada Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 07/15/2051 (c)	2,115,000	1,612,861
Great Lakes Senior Living Communities LLC, Revenue, Series 2025 A2, 5.13%, 01/01/2059	10,000,000	9,048,107
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 5.75%, 03/01/2035 (c)	1,275,000	1,339,707
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.88%, 03/01/2055 (c)	16,500,000	17,268,311
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.75%, 03/01/2065 (c)	19,000,000	19,603,925
San Tan Montessori School, Inc. Obligated Group, Revenue, Refunding, Series 2025, 6.88%, 02/01/2065 (c)	10,000,000	9,906,717
Estrella Mountain Ranch Community Facilities District,
Special Assessment, Series 2025, 5.05%, 07/01/2040	450,000	448,126
Special Assessment, Series 2025, 5.80%, 07/01/2049	920,000	913,386
Floreo at Teravalis Community Facilities District,
Special Assessment, Series 2025, 5.75%, 07/01/2040	1,469,000	1,527,907
Special Assessment, Series 2025, 6.13%, 07/01/2045	1,958,000	2,042,531
Industrial Development Authority of the County of Pima (The),
Revenue, GNMA Insured, Series 2024 D-1, 4.60%, 07/01/2049	475,000	458,815
Maricopa County & Phoenix Industrial Development Authorities,
Revenue, GNMA Insured, Series 2025 A, 4.70%, 09/01/2055	5,000	4,851
Maricopa County Industrial Development Authority,
Arizona Christian University, Revenue, Series 2024 A, 6.38%, 10/01/2041 (a)(b)(c)	8,400,000	8,218,112
Bonesta SE LLC Obligated Group, Revenue, Series 2026 A-1, 7.00%, 05/01/2066	14,275,000	14,694,811
Choice Academies, Inc., Revenue, Refunding, Series 2022, 5.75%, 09/01/2045 (c)	2,225,000	2,148,388
Morrison Education Group Obligated Group, Revenue, Refunding, Series 2024 A, 6.75%, 07/01/2063 (c)	2,000,000	2,044,564
Paragon Management, Inc., Revenue, Series 2025, 5.88%, 07/01/2060 (c)	1,060,000	1,041,611
Prescott Valley Charter School, Revenue, Series 2024, 6.50%, 07/01/2039 (c)	380,000	374,694
Prescott Valley Charter School, Revenue, Series 2024, 7.13%, 07/01/2054 (c)	2,000,000	1,892,694

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arizona
Prescott Valley Charter School, Revenue, Series 2024, 7.38%, 07/01/2063 (c)	4,850,000	4,553,985
Sierra Vista Industrial Development Authority,
American Leadership Academy, Inc., Revenue, Series 2024, 5.00%, 06/15/2064 (c)	12,635,000	10,192,456
Fit Kids, Inc., Revenue, Series 2024, 5.38%, 06/15/2034 (c)	315,000	321,816
Fit Kids, Inc., Revenue, Series 2024, 6.00%, 06/15/2044 (c)	550,000	552,227
Fit Kids, Inc., Revenue, Series 2024, 6.30%, 06/15/2054 (c)	1,120,000	1,111,306
Fit Kids, Inc., Revenue, Series 2024, 6.38%, 06/15/2064 (c)	1,640,000	1,616,828
Superstition Vistas,
Community Facilities District No. 1 Assessment Area 3, Special Assessment, Series 2024, 5.80%, 07/01/2048	343,000	340,650
Superstition Vistas Community Facilities District No. 1,
Assessment Area 4, Special Assessment, Series 2024, 4.70%, 07/01/2039	75,000	75,569
Assessment Area 4, Special Assessment, Series 2024, 5.25%, 07/01/2049	325,000	324,257
Assessment Area 5, Special Assessment, Series 2025, 5.15%, 07/01/2035	219,000	219,957
Assessment Area 5, Special Assessment, Series 2025, 5.60%, 07/01/2040	172,000	173,894
Assessment Area 5, Special Assessment, Series 2025, 6.20%, 07/01/2049	469,000	476,440
Assessment Area 6, Special Assessment, Series 2025, 5.90%, 07/01/2049	412,000	407,035
Superstition Vistas Community Facilities District No. 2,
Assessment Area 2, Special Assessment, Series 2025, 5.20%, 07/01/2035	195,000	195,677
Assessment Area 2, Special Assessment, Series 2025, 6.30%, 07/01/2049	441,000	449,484
Superstition Vistas Community Facilities District No. 2 Assessment Area No. 4, Special Assessment, Series 2026, 6.15%, 07/01/2051	805,000	791,528
Tempe Industrial Development Authority,
Tempe Life Care Village Obligated Group, Revenue, Series 2019, 5.00%, 12/01/2050	3,100,000	2,869,811
Tempe Life Care Village Obligated Group, Revenue, Series 2019, 5.00%, 12/01/2054	2,250,000	2,052,082
Tempe Life Care Village Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2046	6,555,000	5,597,579
Tempe Life Care Village Obligated Group, Revenue, Series 2021 B, 4.00%, 12/01/2056	2,130,000	1,624,063
Town of Florence,
Merrill Ranch Community Facilities District No. 2 Assessment Area 11, Special Assessment, 5.00%, 07/01/2039	197,000	198,653
Merrill Ranch Community Facilities District No. 2 Assessment Area 11, Special Assessment, 5.60%, 07/01/2049	702,000	689,790
Westpark Community Facilities District,
Special Assessment, Series 2025, 5.15%, 07/01/2035	524,000	534,271
Special Assessment, Series 2025, 6.13%, 07/01/2045	982,000	1,025,098

		138,034,839
Arkansas 0.4%
Arkansas Development Finance Authority,
Hybar LLC, Revenue, Series 2026 B, 7.38%, 07/01/2048 (c)	11,250,000	12,429,289
Providence Christian Ministries, Inc., Revenue, Series 2026 A, 6.75%, 07/01/2061 (c)	2,250,000	2,218,824
United States Steel Corp., Revenue, AMT, Series 2023, 5.70%, 05/01/2053	250,000	256,551
Washington Regional Medical Center, Revenue, Series 2017, 3.75%, 02/01/2044	50,000	38,010
Washington Regional Medical Center, Revenue, Series 2017, 3.75%, 02/01/2048	180,000	129,485
Washington Regional Medical Center, Revenue, Series 2019, 3.13%, 02/01/2046	305,000	197,715

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arkansas
Batesville Public Facilities Board,
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.25%, 04/01/2032	395,000	352,962
Clarksville Public Educational Facilities Board,
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.00%, 08/01/2044	1,080,000	1,111,168
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2049	3,365,000	3,437,230
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2056	7,800,000	7,898,345

		28,069,579
California 11.3%
California Community Housing Agency,
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, Series 2021 A-1, 4.00%, 02/01/2056 (c)	12,800,000	10,156,819
Creekwood Apartments, Revenue, Series 2021 A, 4.00%, 02/01/2056 (c)	64,255,000	40,793,938
Summit at Sausalito Apartments, Revenue, Series 2021 A-1, 3.00%, 02/01/2057 (c)	1,000,000	663,620
California County Tobacco Securitization Agency,
Stanislaus County Tobacco Funding Corp., Revenue, Series 2006 A, 0.00%, 06/01/2046 (e)	94,510,000	22,247,002
California Infrastructure & Economic Development Bank,
Desertxpress Enterprises LLC, Revenue, AMT, Refunding, Series 2025 B, 12.00%, 11/02/2026 (a)(b)(c)	96,745,000	61,916,800
La Scuola International School, Revenue, Series 2024, 5.00%, 07/01/2044 (c)	1,615,000	1,556,020
La Scuola International School, Revenue, Series 2024, 5.13%, 07/01/2054 (c)	2,100,000	1,910,664
La Scuola International School, Revenue, Series 2024, 5.25%, 07/01/2064 (c)	8,550,000	7,742,023
Rex & Margaret Fortune School of Education, Revenue, Series 2024 C, 5.00%, 06/01/2038 (c)	9,400,000	8,573,305
California Municipal Finance Authority,
Revenue, Series 2025-1, 3.54%, 08/31/2026 (a)(b)(c)	4,000,000	2,596,029
Catalyst Impact Fund 1 LLC, Revenue, Series 2024, Class I, 6.00%, 01/01/2039 (c)	2,000,000	2,053,810
Clinicas del Camino Real, Inc., Revenue, Series 2020, 4.00%, 03/01/2050	4,295,000	3,474,348
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2044	325,000	331,342
MWLA, Inc., Revenue, Refunding, Series 2024, 5.25%, 06/01/2044 (c)	1,000,000	963,720
MWLA, Inc., Revenue, Refunding, Series 2024, 5.50%, 06/01/2054 (c)	1,250,000	1,158,108
Nova Academy, Revenue, Series 2016 A, 5.00%, 06/15/2046 (c)	7,800,000	7,218,387
St. Mary and All Angels Christian Church, Revenue, Series 2024 A, 5.75%, 05/01/2054 (c)	710,000	710,885
St. Mary and All Angels Christian Church, Revenue, Series 2024 A, 5.88%, 05/01/2059 (c)	695,000	698,367
Vista Charter Public Schools, Inc., Revenue, Series 2014, 6.00%, 07/01/2044	2,460,000	2,460,305
Westside Neighborhood School, Revenue, Series 2024, 6.38%, 06/15/2064 (c)	5,560,000	5,797,778
California Public Finance Authority,
California University of Science & Medicine Obligated Group, Revenue, Series 2019 A, 6.25%, 07/01/2054 (c)	1,500,000	1,546,892
EEC, Inc., Revenue, Series 2020 A, 5.00%, 06/15/2050 (c)	400,000	365,485
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 5.63%, 03/01/2035 (c)	1,255,000	1,325,209
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.50%, 03/01/2045 (c)	14,740,000	15,714,087
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.75%, 03/01/2055 (c)	12,000,000	12,623,111
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.63%, 03/01/2065 (c)	16,500,000	17,110,610
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 6.00%, 06/01/2040 (c)	1,500,000	1,595,708

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 6.50%, 06/01/2055 (c)	5,000,000	5,252,582
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 6.63%, 06/01/2065 (c)	10,500,000	11,082,111
QSH/MB LLC, Revenue, Senior Lien, Series 2025 A-1, 6.75%, 07/01/2065 (c)	25,800,000	27,606,779
California School Finance Authority,
Aspire Public Schools Obligated Group, Revenue, Series 2021 A, 4.00%, 08/01/2051 (c)	750,000	592,611
Fenton Charter Public Schools, Revenue, Series 2020 A, 5.00%, 07/01/2058 (c)	625,000	537,789
Harbor Springs Obligated Group, Revenue, Series 2024 A, 5.63%, 07/01/2063 (c)	1,000,000	1,002,926
Integrity Charter School, Revenue, Series 2024, 5.00%, 07/01/2039 (c)	2,305,000	2,242,495
Integrity Charter School, Revenue, Series 2024, 5.25%, 07/01/2044 (c)	830,000	806,622
Integrity Charter School, Revenue, Series 2024, 5.50%, 07/01/2054 (c)	755,000	704,164
Integrity Charter School, Revenue, Series 2024, 5.60%, 07/01/2064 (c)	4,805,000	4,434,817
New Designs Charter School, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2064 (c)	1,985,000	1,785,714
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.00%, 06/01/2044 (c)	2,000,000	1,764,128
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.00%, 06/01/2054 (c)	750,000	596,474
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.13%, 06/01/2064 (c)	13,030,000	10,182,943
Stockton Collegiate International Schools Obligated Group, Revenue, Series 2024 A, 6.00%, 06/15/2053 (c)	5,340,000	4,927,984
Sycamore Creek Community Charter School, Revenue, Series 2025 A, 6.75%, 06/01/2064 (c)(f)	19,235,000	17,708,068
Sycamore Creek Community Charter School, Revenue, Series 2025 B, 11.00%, 06/01/2032 (c)(f)	640,000	643,286
Vista Charter Public Schools Obligated Group, Revenue, Series 2021 A, 4.00%, 06/01/2051 (c)	6,790,000	5,342,766
California Statewide Communities Development Authority,
CORE 700 Hotel Venture LLC, Revenue, Series 2026 A, 6.25%, 09/02/2061 (c)	2,420,000	2,447,766
Loma Linda University Medical Center Obligated Group, Revenue, Series 2016 A, 5.25%, 12/01/2056 (c)	100,000	100,006
California Statewide Financing Authority,
Revenue, Series 2006 A, 0.00%, 06/01/2046 (e)	15,000,000	3,878,073
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2037	585,000	595,452
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	800,000	814,312
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 B, 6.00%, 05/01/2037	170,000	173,037
City & County San Francisco Infrastructure & Revitalization Financing District 1 Facilities,
Infrastructure & Revitalization Financing District No. 1 Facilities Increment, Tax Allocation, Series 2022 A, 5.00%, 09/01/2052 (c)	1,000,000	939,283
City of Los Angeles Department of Airports,
Revenue, AMT, Refunding, Series 2025 A, 5.00%, 05/15/2055 (g)	3,645,000	3,677,986
Revenue, AMT, Refunding, Series 2025 A, 5.50%, 05/15/2055 (g)	59,140,000	61,957,930
Revenue, AMT, Refunding, Series 2025 B, 5.25%, 05/15/2050 (g)	14,085,000	14,615,916
Revenue, AMT, Refunding, Series 2025 B, 5.50%, 05/15/2055 (g)	18,025,000	18,882,909
Revenue, AMT, Series A, 5.00%, 05/15/2047 (g)	25,205,000	25,269,027
CMFA Special Finance Agency I,
Mix at CTR City (The), Revenue, Series 2021 A-2, 4.00%, 04/01/2056 (c)	5,040,000	3,819,805
CSCDA Community Improvement Authority,
Altana Apartments, Revenue, Series 2021 A-2, 4.00%, 10/01/2056 (c)	18,965,000	14,423,349
City of Orange Portfolio, Revenue, Series 2021 A-2, 3.00%, 03/01/2057 (c)	3,000,000	2,018,857

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
Millennium South Bay-Hawthorne, Revenue, Series 2021 A-2, 3.25%, 07/01/2056 (c)	23,865,000	16,148,634
MODA at Monrovia Station, Revenue, Series 2021 A-1, 3.40%, 10/01/2046 (c)	150,000	119,819
Oceanaire Apartments, Revenue, Series 2021 A-2, 4.00%, 09/01/2056 (c)	10,365,000	7,864,760
Vineyard Garden Apartments, Revenue, Senior Lien, Series 2021 A, 3.25%, 10/01/2058 (c)	160,000	110,456
Waterscape Apartments, Revenue, Senior Lien, Series 2021 A, 3.00%, 09/01/2056 (c)	4,950,000	3,322,506
Westgate Apartments, Revenue, Senior Lien, Series 2021 A-1, 3.00%, 06/01/2047 (c)	2,250,000	1,593,950
Westgate Apartments, Revenue, Senior Lien, Series 2021 A-2, 3.13%, 06/01/2057 (c)	40,095,000	23,813,227
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A-1, 3.00%, 12/01/2049 (c)	3,885,000	2,736,270
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A-2, 4.00%, 12/01/2058 (c)	22,800,000	17,089,906
Golden State Tobacco Securitization Corp.,
Revenue, Refunding, Series 2021 B-2, 0.00%, 06/01/2066 (e)	298,650,000	27,916,189
Inland Empire Tobacco Securitization Corp.,
Revenue, Series 2007 C-2, 0.00%, 06/01/2047 (e)	40,000,000	7,228,412
Kaweah Delta Health Care District Guild,
Revenue, Series 2015 B, 3.25%, 06/01/2030	65,000	61,405
Revenue, Series 2015 B, 3.38%, 06/01/2031	70,000	65,352
Revenue, Series 2015 B, 3.50%, 06/01/2032	125,000	115,469
Revenue, Series 2015 B, 3.50%, 06/01/2033	110,000	99,982
Revenue, Series 2015 B, 4.00%, 06/01/2037	780,000	693,339
Revenue, Series 2015 B, 5.00%, 06/01/2040	4,020,000	3,865,898
Revenue, Series 2015 B, 4.00%, 06/01/2045	14,030,000	10,996,481
Municipal Improvement Corp. of Los Angeles,
City of Los Angeles, Revenue, Series 2025 A, 5.00%, 05/01/2055 (g)	20,000,000	20,434,040
River Islands Public Financing Authority,
Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2054 (e)	1,250,000	293,116
Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2060 (e)	6,100,000	1,019,883
Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2061 (e)	7,905,000	1,246,627
Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2062 (e)	4,450,000	659,994
Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2063 (e)	7,375,000	1,030,803
Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2064 (e)	3,500,000	460,836
Special Tax, AG Insured, Series 2026 A, 0.00%, 09/01/2065 (e)	5,475,000	678,826
Community Facilities District No. 2003-, Special Tax, Series 2019 A, 4.13%, 09/01/2049	75,000	62,976
San Diego County Regional Airport Authority,
Revenue, Senior Lien, AMT, Series 2023 B, 5.00%, 07/01/2053 (g)	9,740,000	9,778,122
San Francisco City & County Airport Commission-San Francisco International Airport,
Revenue, AMT, Series 2019 A, 5.00%, 05/01/2049 (g)	30,130,000	30,224,747
Revenue, Second Series, AMT, Series 2017 A, 5.00%, 05/01/2047 (h)	47,755,000	47,855,847
Revenue, Second Series, AMT, Series 2018 D, 5.00%, 05/01/2048 (g)	12,245,000	12,279,874
Revenue, Second Series, AMT, Series 2019 E, 5.00%, 05/01/2050 (g)	33,050,000	33,121,831
Revenue, Second Series, AMT, Series 2025 A, 5.25%, 05/01/2055 (g)	3,525,000	3,635,689
Revenue, Second Series, AMT, Series 2025 D, 5.25%, 05/01/2055 (g)	54,135,000	55,795,905
International Airport, Revenue, Second Series, AMT, Series 2025 A, 5.50%, 05/01/2055 (g)	7,500,000	7,873,538

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
Woodland-Davis Clean Water Agency,
Revenue, Sub. Lien, Refunding, Series 2015 B, 4.70%, 03/01/2039 (c)	1,468,625	1,292,849

		835,719,897
Colorado 1.7%
Canyons Metropolitan District No. 5,
GO, Refunding, Series 2024 B, 6.50%, 12/15/2054	3,400,000	3,335,658
City of Fruita,
Lower Valley Hospital Association Obligated Group, Revenue, Refunding, Series 2017 A, 5.50%, 01/01/2048 (c)	5,000,000	4,746,284
Colorado Educational & Cultural Facilities Authority,
Aspen View Academy, Inc., Revenue, Series 2021, 4.00%, 05/01/2051	1,235,000	989,686
Expeditionary Learning School Board of Cooperative Educational Services, Revenue, Series 2019, 5.00%, 03/01/2050 (c)	2,000,000	1,771,792
Stanley Partnership for Art Culture & Education LLC, Revenue, Senior Lien, Series 2025 A1, 6.88%, 02/01/2059 (c)	5,000,000	5,215,194
Colorado Health Facilities Authority,
BSLC II Obligated Group, Revenue, Second Tier, Series 2025, 5.25%, 09/15/2045	3,000,000	3,056,484
BSLC II Obligated Group, Revenue, Second Tier, Series 2025, 5.50%, 09/15/2054	5,255,000	5,261,547
BSLC II Obligated Group, Revenue, Second Tier, Series 2025, 5.63%, 09/15/2059	9,505,000	9,551,890
BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 4.25%, 09/15/2038	135,000	131,817
BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 5.00%, 09/15/2048	7,000,000	6,838,730
BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 4.50%, 09/15/2038	180,000	175,490
BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 5.00%, 09/15/2053	1,200,000	1,095,456
County of Routt,
Yampa Valley Regional Airport, Revenue, AMT, Series 2026, 5.50%, 06/01/2051	1,000,000	1,030,654
Yampa Valley Regional Airport, Revenue, AMT, Series 2026, 5.50%, 06/01/2056	1,000,000	1,023,734
Fletcher Regional Improvement Authority,
Revenue, Series 2026A, 5.88%, 12/01/2056 (c)	2,000,000	1,939,021
Flying Horse North Metropolitan District No. 5,
GO, Series 2026 A, 0.00%, 12/01/2055 (i)	3,370,000	2,537,621
Foster Farm Business Improvement District,
GO, Series 2025 A, 0.00%, 12/01/2055 (c)(i)	6,625,000	4,606,827
Hess Ranch Metropolitan District No. 5,
Special Improvement District No. 1, Special Assessment, Series 2024 A-1, 6.00%, 12/01/2043	1,700,000	1,755,949
Special Improvement District No. 1, Special Assessment, Series 2024 A-2, 6.50%, 12/01/2043	1,544,102	1,594,193
Ledge Rock Center Residential Metropolitan District No. 1,
GO, Series 2024 A, 6.38%, 12/01/2054	4,050,000	4,100,418
Legacy Community Authority,
Revenue, Series 2025 A, 6.75%, 12/01/2055	10,000,000	10,184,903
Mirabelle Metropolitan District No. 2,
GO, Refunding, Series 2025 B, 6.13%, 12/15/2049	2,100,000	2,058,418
Murphy Creek Metropolitan District No. 2,
GO, Series 2024 A, 6.00%, 12/01/2054 (c)	7,065,000	7,039,845
Newlin Crossing Metropolitan District,
GO, Series 2024 B, 7.75%, 12/15/2054 (c)	603,000	592,722
Pinon Pines Metropolitan District No. 3,
GO, Series 2025, 0.00%, 12/01/2054 (i)	4,000,000	3,741,425
Poudre Heights Valley Metropolitan District,
GO, Series 2024 A, 5.50%, 12/01/2054 (c)	980,000	920,431

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Colorado
Redlands 360 Metropolitan District No. 2,
Special Improvement District No. 1, Special Assessment, Series 2025, 6.25%, 12/01/2045	2,385,000	2,407,023
Rocky Mountain Rail Park Metropolitan District,
GO, Series 2021 A, 5.00%, 12/01/2051 (c)	4,000,000	3,631,707
Sky Ranch Community Authority Board,
GO, Series 2024 B, 6.50%, 12/15/2054	550,000	539,592
Southwest Timnath Metropolitan District No. 4,
GO, Series 2026 B, 7.25%, 12/15/2045	2,146,000	2,111,321
St Vrain Lakes Metropolitan District No. 2,
GO, Refunding, Series 2024 B, 6.38%, 11/15/2054	2,000,000	1,955,840
St. Vrain Lakes Metropolitan District No. 4,
GO, Series 2024 A, 0.00%, 09/20/2054 (c)(i)	17,585,000	13,168,459
STC Metropolitan District No. 2,
GO, Refunding, Series 2025 B, 8.00%, 12/15/2055 (c)	1,840,000	1,860,240
GO, Second Lien, Refunding, Series 2025 A-2, 6.25%, 12/01/2055 (c)	2,500,000	2,524,927
Sterling Ranch Community Authority Board,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, Refunding, Series 2025 B, 6.88%, 12/15/2055	1,700,000	1,694,209
Town of Del Norte,
Valley Citizens’ Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.20%, 12/01/2039	550,000	523,811
Valley Citizens’ Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.70%, 12/01/2049	1,375,000	1,300,266
Valley Citizens’ Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.80%, 12/01/2054	1,000,000	937,799
Vail Home Partners Corp.,
Revenue, Series 2025, 5.88%, 10/01/2055 (c)	3,495,000	3,585,370
Waterview North Metropolitan District,
GO, Series 2024 A, 5.75%, 12/01/2054 (c)	2,750,000	2,658,215

		124,194,968
Connecticut 1.9%
Aquarion Water Authority,
Water System, Revenue, Series 2026C, 0.00%, 08/01/2047 (e)	875,000	308,821
Water System, Revenue, Series 2026C, 0.00%, 08/01/2048 (e)	900,000	297,261
Water System, Revenue, Series 2026C, 0.00%, 08/01/2049 (e)	3,075,000	951,009
Water System, Revenue, Series 2026C, 0.00%, 08/01/2050 (e)	3,035,000	887,666
Water System, Revenue, Series 2026C, 0.00%, 08/01/2051 (e)	2,870,000	792,821
Water System, Revenue, Series 2026C, 0.00%, 08/01/2052 (e)	2,725,000	711,542
Water System, Revenue, Series 2026C, 0.00%, 08/01/2053 (e)	2,175,000	534,866
Water System, Revenue, Series 2026C, 0.00%, 08/01/2054 (e)	2,675,000	620,924
Water System, Revenue, Series 2026C, 0.00%, 08/01/2055 (e)	2,500,000	546,531
Water System, Revenue, Series 2026E, 0.00%, 08/01/2047 (e)	4,425,000	1,509,807
Water System, Revenue, BAM Insured, Series 2026E, 0.00%, 08/01/2048 (e)	2,840,000	922,610
Water System, Revenue, Series 2026E, 0.00%, 08/01/2049 (e)	3,935,000	1,178,364
Water System, Revenue, BAM Insured, Series 2026E, 0.00%, 08/01/2050 (e)	3,630,000	1,049,349
Water System, Revenue, Series 2026E, 0.00%, 08/01/2051 (e)	5,750,000	1,529,942
Water System, Revenue, BAM Insured, Series 2026E, 0.00%, 08/01/2052 (e)	2,700,000	692,220
Water System, Revenue, Series 2026E, 0.00%, 08/01/2053 (e)	5,350,000	1,255,936
Connecticut Housing Finance Authority,
Revenue, Refunding, Series 2024 F-1, 4.80%, 11/15/2052 (g)	10,010,000	9,832,829
Connecticut State Health & Educational Facilities Authority,
Goodwin University Obligated Group, Revenue, Series A-1, 5.00%, 07/01/2044	3,000,000	2,881,871

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Connecticut
Goodwin University Obligated Group, Revenue, Series A-1, 5.38%, 07/01/2054	6,340,000	5,927,784
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2044 (c)	3,850,000	3,630,039
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2050 (c)	1,265,000	1,141,140
Odd Fellows Home of Connecticut, Inc. Obligated Group, Revenue, Series 2026A, 6.38%, 12/15/2061	6,000,000	6,044,954
University of Hartford (The), Revenue, Series 2022 P, 5.38%, 07/01/2052	4,200,000	3,829,959
University of Hartford (The), Revenue, Refunding, Series N, 4.00%, 07/01/2039	240,000	207,605
University of Hartford (The), Revenue, Refunding, Series N, 4.00%, 07/01/2049	3,965,000	3,064,175
Yale University, Revenue, Refunding, Series 2013A, 2.85%, 08/03/2026 (b)(j)	40,000,000	40,000,000
Yale University, Revenue, Series 2017 C-3, 2.85%, 08/03/2026 (b)(j)	39,150,000	39,150,000
Stamford Housing Authority,
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 5.50%, 10/01/2035	1,000,000	1,037,572
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.38%, 10/01/2045	2,050,000	2,160,510
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.50%, 10/01/2055	3,220,000	3,325,775
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.25%, 10/01/2060	3,100,000	3,132,337

		139,156,219
Delaware 0.1%
Town of Bridgeville,
Heritage Shores Special Development District, Special Tax, Series 2024, 5.25%, 07/01/2044 (c)	860,000	861,439
Heritage Shores Special Development District, Special Tax, Series 2024, 5.63%, 07/01/2053 (c)	2,905,000	2,935,609
Town of Milton,
Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.70%, 09/01/2044 (c)	1,265,000	1,282,814
Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.95%, 09/01/2053 (c)	4,765,000	4,776,494

		9,856,356
District of Columbia 2.1%
District of Columbia,
GO, Series 2026 C, 2.31%, 08/03/2026 (b)(j)	29,800,000	29,800,000
Obligated Group, Revenue, Series 2019 A, 5.00%, 06/01/2056 (c)	6,510,000	5,382,793
Obligated Group, Revenue, Series 2021 A, 5.00%, 06/01/2051 (c)	7,845,000	6,651,572
Rocketship DC Obligated Group, Revenue, Series 2019 A, 5.00%, 06/01/2049 (c)	7,180,000	6,188,182
Rocketship Obligated Group, Revenue, Series 2021 A, 5.00%, 06/01/2061 (c)	7,070,000	5,741,058
Rocketship Obligated Group, Revenue, Series 2024 A, 5.75%, 06/01/2054	6,800,000	6,196,745
Rocketship Obligated Group, Revenue, Series 2024 A, 6.00%, 06/01/2058	2,400,000	2,246,912
Tobacco Settlement Financing Corp., Revenue, Series 2006 A, 0.00%, 06/15/2046 (e)	30,000,000	6,530,787
Metropolitan Washington Airports Authority Aviation,
Revenue, AMT, Refunding, Series 2024 A, 5.50%, 10/01/2054 (g)	11,750,000	12,196,983
Revenue, AMT, Refunding, Series 2025 A, 5.00%, 10/01/2050 (g)(h)	20,220,000	20,347,492
Aviation, Revenue, AMT, Refunding, Series 2019 A, 5.00%, 10/01/2049 (h)	9,385,000	9,367,455
Washington Metropolitan Area Transit Authority Dedicated,
Revenue, Second Lien, Series 2025 A, 5.00%, 07/15/2060 (g)	5,585,000	5,663,444
Revenue, Second Lien, Series 2025 A, 5.50%, 07/15/2060 (g)	37,990,000	40,008,332

		156,321,755
Florida 18.2%
Acacia Fields Community Development District,
Special Assessment, Series 2026, 5.35%, 06/15/2046	500,000	490,940
Special Assessment, Series 2026, 5.70%, 06/15/2056	750,000	732,484

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Alachua County Housing Finance Authority,
Woodland Park II LLC, Revenue, Series 2025 A, 6.30%, 07/01/2043 (a)(b)(c)	3,250,000	3,278,590
Anabelle Island Community Development District,
Special Assessment, Series 2022, 4.00%, 05/01/2052	290,000	231,851
Antillia Community Development District,
Special Assessment, Series 2024, 5.60%, 05/01/2044	485,000	494,100
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,015,000	1,021,446
Arbors Community Development District,
Project Area, Special Assessment, Series 2024, 5.50%, 05/01/2055 (c)	1,000,000	982,611
Arbors Community Development District 2024,
Project Area, Special Assessment, Series 2024, 5.15%, 05/01/2044 (c)	875,000	878,428
Ave Maria Stewardship Community District,
Special Assessment, Series 2021, 4.00%, 05/01/2051	325,000	259,168
Assessment Phase 5, Special Assessment, Series 2022, 4.00%, 05/01/2052	1,000,000	794,809
Assessment Phase 5, Special Assessment, Series 2025, 5.60%, 05/01/2056	1,655,000	1,602,613
Babcock Ranch Community Independent Special District,
Assessment Area, Special Assessment, Series 2024, 5.25%, 05/01/2055 (c)	2,500,000	2,419,838
Assessment Area 2, Special Assessment, Series 2022, 5.00%, 05/01/2042	15,000	15,062
Assessment Area 2, Special Assessment, Series 2022, 5.00%, 05/01/2053	8,755,000	8,204,648
Bella Collina Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2044	685,000	684,148
Bella Tara Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 6.13%, 05/01/2056	1,500,000	1,526,348
Master Infrastructure Project, Special Assessment, Series 2025, 6.50%, 05/01/2056	4,000,000	4,067,664
Bellehaven Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.80%, 05/01/2045	1,460,000	1,505,617
Assessment Area 1, Special Assessment, Series 2025, 6.05%, 05/01/2055	1,250,000	1,268,233
Berry Bay Community Development District,
Assessment Area 1, Special Assessment, Series 2021, 4.00%, 05/01/2051	2,430,000	1,929,446
Berry Bay II Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2044	550,000	538,110
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2054	1,100,000	1,038,362
Blackwell Community Development District,
Special Assessment, Series 2026, 5.45%, 05/01/2046	650,000	642,261
Special Assessment, Series 2026, 5.75%, 05/01/2056	1,000,000	972,909
Bridle Creek Community Development District,
Special Assessment, Series 2025, 6.38%, 05/01/2056	3,000,000	3,049,945
Brightwater Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.35%, 05/01/2044 (c)	655,000	667,179
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2055 (c)	1,450,000	1,456,786
Buckhead Trails Community Development District,
Special Assessment, Series 2024, 5.60%, 05/01/2044	590,000	601,445
Special Assessment, Series 2024, 5.88%, 05/01/2054	995,000	1,005,029
Buckhead Trails II Community Development District,
Assessment Area 1, Special Assessment, Series 2026, 5.50%, 05/01/2046	750,000	749,104
Assessment Area 1, Special Assessment, Series 2026, 5.80%, 05/01/2056	1,040,000	1,024,749

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Caldera Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2044	1,425,000	1,405,107
Capital Projects Finance Authority,
Heritage Charter Academy, Inc., Revenue, Series 2025 A1, 7.50%, 06/15/2065 (c)	4,355,000	4,423,383
Heritage Charter Academy, Inc., Revenue, Series 2025 A2, 7.50%, 06/15/2065 (c)	11,685,000	11,860,863
Heritage Charter Academy, Inc., Revenue, Series 2025 B1, 9.00%, 06/15/2042 (c)	1,030,000	1,030,353
Heritage Charter Academy, Inc., Revenue, Series 2025 B2, 9.00%, 06/15/2042 (c)	940,000	940,389
Imagine School At North Port, Inc., Revenue, Series 2025 A, 6.75%, 06/15/2065 (c)	5,000,000	5,005,367
Kissimmee Charter Academy, Revenue, Series 2024, 6.13%, 06/15/2044 (c)	820,000	845,139
Kissimmee Charter Academy, Revenue, Series 2024, 6.50%, 06/15/2054 (c)	510,000	516,861
Kissimmee Charter Academy, Revenue, Series 2024, 6.63%, 06/15/2059 (c)	1,460,000	1,486,693
Navigator Academy of Leadership, Inc. Obligated Group, Revenue, Refunding, Series 2024, 5.00%, 06/15/2054 (c)	4,800,000	4,321,543
PRG - UnionWest Properties LLC, Revenue, Series 2024 B, 0.00%, 06/01/2062 (c)(i)	118,665,000	8,910,223
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 6.38%, 01/01/2040 (c)	1,500,000	1,586,314
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 6.75%, 01/01/2045 (c)	1,500,000	1,595,057
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 7.25%, 01/01/2055 (c)	4,500,000	4,811,962
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 7.13%, 01/01/2065 (c)	8,000,000	8,407,713
Capital Trust Agency, Inc.,
Babcock Neighborhood School, Inc., Revenue, Series 2021, 4.20%, 08/15/2056 (c)	2,450,000	1,896,957
Babcock Neighborhood School, Inc., Revenue, Series 2021, 4.25%, 08/15/2061 (c)	3,250,000	2,480,998
Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2051 (c)	1,130,000	847,991
Renaissance Charter School, Inc. Obligated Group, Revenue, Series 2019 A, 5.00%, 06/15/2049 (c)	4,365,000	3,928,770
University Bridge LLC, Revenue, Series 2018 A, 5.25%, 12/01/2058 (c)	17,600,000	16,230,039
Capital Trust Authority,
Revenue, AMT, Series 2024 A, 6.88%, 12/01/2044 (c)	9,000,000	9,427,090
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2044 (c)	1,000,000	933,560
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 06/01/2054 (c)	1,500,000	1,330,371
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 06/01/2064 (c)	1,750,000	1,509,497
Academir Charter Schools, Inc., Revenue, Series 2025 A, 6.63%, 07/01/2065 (c)	2,500,000	2,530,478
AIDS Healthcare Foundation Obligated Group, Revenue, Series 2026 A, 5.25%, 12/01/2055	23,200,000	23,409,712
Babcock Neighborhood School, Inc., Revenue, Series 2024, 5.75%, 08/15/2054 (c)	2,125,000	2,011,760
Babcock Neighborhood School, Inc., Revenue, Series 2024, 6.00%, 08/15/2063 (c)	1,600,000	1,534,784
IDEA Florida, Inc., Revenue, Refunding, Series 2023 A, 6.38%, 06/15/2058 (c)	1,500,000	1,520,319
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 5.63%, 06/15/2044 (c)	810,000	827,329
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.00%, 06/15/2054 (c)	1,250,000	1,267,812

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 06/15/2060 (c)	1,100,000	1,116,120
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 5.25%, 07/01/2050 (c)	2,000,000	1,937,880
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 5.25%, 07/01/2055 (c)	2,500,000	2,381,917
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 5.38%, 07/01/2065 (c)	7,445,000	7,029,762
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 B, 7.75%, 07/01/2034 (c)	1,475,000	1,463,936
QSH/St Augustine LLC, Revenue, Series 2026 A, 8.50%, 07/01/2057 (c)	3,000,000	2,957,194
Seaside School Consortium, Inc., Revenue, Series 2024 A, 5.13%, 06/15/2059	2,970,000	2,695,307
St Johns Classical Academy, Inc., Revenue, Refunding, Series 2025 A, 5.13%, 06/15/2050 (c)	1,000,000	912,900
Caymas Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2054	1,000,000	978,538
Cedar Crossings Community Development District,
Special Assessment, Series 2025, 5.50%, 05/01/2055 (c)	700,000	667,715
Center Lake Ranch West Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.60%, 05/01/2055 (c)	1,000,000	978,651
Central Parc Community Development District,
Special Assessment, Series 2024, 4.90%, 05/01/2031	255,000	256,368
Special Assessment, Series 2024, 6.00%, 05/01/2054	750,000	746,856
Chaparral Palm Bay Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	805,000	803,084
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2055	1,820,000	1,768,155
Chapel Creek Community Development District,
Assessment Area, Special Assessment, Series 2024, 5.75%, 05/01/2054	900,000	894,909
Charlotte County Industrial Development Authority,
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2021 A, 4.00%, 10/01/2051 (c)	4,345,000	3,466,348
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2025, 5.88%, 10/01/2045	1,500,000	1,551,275
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2025, 6.13%, 10/01/2055	4,000,000	4,090,387
City of Pensacola,
Airport, Revenue, AMT, Series 2025, 5.50%, 10/01/2055	3,085,000	3,182,196
Coral Bay Lee County Community Development District,
Assessment Area 2, Revenue, Series 2024, 5.25%, 05/01/2044	1,000,000	1,011,925
Assessment Area 2, Revenue, Series 2024, 5.55%, 05/01/2054	1,220,000	1,216,377
Coral Creek Community Development District,
Special Assessment, Series 2024, 5.75%, 05/01/2054	1,570,000	1,567,577
Coral Lakes Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.75%, 11/01/2053	1,000,000	1,006,114
County of Hernando,
Revenue, Series 2026, 5.25%, 06/01/2051 (k)	5,000,000	5,255,245
Revenue, Series 2026, 5.25%, 06/01/2056 (k)	5,000,000	5,219,403
County of Palm Beach,
Palm Beach Atlantic University, Inc., Revenue, Series 2025 A, 5.75%, 10/01/2055 (c)	7,900,000	8,117,950
Palm Beach Atlantic University, Inc., Revenue, Series 2025 A, 5.75%, 10/01/2065 (c)	10,500,000	10,697,900
Palm Beach Atlantic University, Inc., Revenue, Series 2025 B, 6.50%, 10/01/2045 (c)	1,000,000	1,029,533
Palm Beach Atlantic University, Inc., Revenue, Series 2025 B, 6.75%, 10/01/2055 (c)	1,100,000	1,129,798

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Provident Group - LU Properties LLC, Revenue, Series 2021 A, 5.00%, 06/01/2057 (c)	3,650,000	3,178,998
Provident Group - LU Properties LLC, Revenue, Series 2024 A, 6.13%, 06/01/2054	13,250,000	13,017,444
Provident Group - LU Properties LLC, Revenue, Series 2024 A, 6.25%, 06/01/2059	10,890,000	10,777,394
Creekview Community Development District,
Phase 1, Special Assessment, Series 2022, 4.63%, 05/01/2042	1,225,000	1,171,982
Phase 2, Special Assessment, Series 2024, 5.63%, 05/01/2055	3,480,000	3,365,676
Crossings Community Development District,
Area 2, Special Assessment, Series 2024, 5.35%, 05/01/2044	780,000	784,061
Area 2, Special Assessment, Series 2024, 5.60%, 05/01/2054	1,070,000	1,047,704
Crosswinds East Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,750,000	1,755,190
Assessment Area 2, Special Assessment, Series 2024, 5.15%, 05/01/2044	775,000	758,183
Assessment Area 2, Special Assessment, Series 2024, 5.45%, 05/01/2054	1,000,000	951,847
Curiosity Creek Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.60%, 05/01/2045 (c)	1,750,000	1,750,411
Assessment Area 2, Special Assessment, Series 2025, 5.88%, 05/01/2056 (c)	3,250,000	3,174,024
Assessment Area No. 1, Special Assessment, Series 2024, 5.40%, 05/01/2044 (c)	695,000	695,395
Assessment Area No. 1, Special Assessment, Series 2024, 5.70%, 05/01/2055 (c)	1,150,000	1,117,915
Cypress Creek Reserve Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	1,055,000	1,089,594
Cypress Creek Reserve Community Development District Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2056	1,900,000	1,928,802
Cypress Reserve Community Development District,
Assessments, Special Assessment, Series 2025, 5.60%, 05/01/2045 (c)	1,000,000	1,006,677
Assessments, Special Assessment, Series 2025, 5.80%, 05/01/2056 (c)	2,375,000	2,333,639
Deering Park Stewardship District,
Assessment Area 1, Special Assessment, Series 2025, 6.25%, 05/01/2055	2,630,000	2,682,935
Del Webb Oak Creek Community Development District,
Special Assessment, Series 2025, 5.38%, 05/01/2045 (c)	1,290,000	1,298,241
Special Assessment, Series 2025, 5.63%, 05/01/2055 (c)	1,290,000	1,272,322
Dewey Robbins Community Development District,
Special Assessment, Series 2025, 5.60%, 05/01/2045	905,000	911,408
Special Assessment, Series 2025, 5.80%, 05/01/2055	1,325,000	1,297,289
Dowden West Community Development District,
Special Assessment, Series 2024, 5.25%, 05/01/2044	495,000	498,716
Special Assessment, Series 2024, 5.55%, 05/01/2054	855,000	839,430
East Nassau Stewardship District,
Assessments, Special Assessment, Series 2021, 4.00%, 05/01/2051	1,505,000	1,230,709
Wildlight Village Phase 3, Special Assessment, Series 2024, 5.25%, 05/01/2044	1,505,000	1,506,769
Wildlight Village Phase 3, Special Assessment, Series 2024, 5.50%, 05/01/2055	1,605,000	1,550,487
East Palm Drive Community Development District,
Assessment Area No. 1, Special Assessment, Series 2024, 5.10%, 06/15/2044	500,000	500,013
East Palm Drive Community Development District Assessment Area 2, Special Assessment, Series 2026, 5.70%, 06/15/2056	825,000	808,008

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
East Ridge Community Development District,
Assessment Area 1, Special Assessment, Series 2026, 5.65%, 05/01/2046	1,395,000	1,377,028
Assessment Area 1, Special Assessment, Series 2026, 6.00%, 05/01/2057	1,715,000	1,687,002
Edgewater East Community Development District,
Assessment Area 1, Special Assessment, Series 2021, 4.00%, 05/01/2051	2,660,000	2,112,068
Assessment Area 2, Special Assessment, Series 2022, 4.00%, 05/01/2052	10,150,000	8,067,308
Assessment Area 3, Special Assessment, Series 2025, 6.30%, 05/01/2055	1,700,000	1,722,116
Edgewater East Community Development District Assessment Area Three, Special Assessment, Series 2025, 6.10%, 05/01/2045	925,000	954,186
Edgewater West Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.25%, 05/01/2044	2,000,000	1,963,613
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2054	3,000,000	2,888,105
Assessment Area No. 2, Special Assessment, Series 2026, 5.88%, 05/01/2056	1,000,000	1,003,612
Enclave at Lake Geneva Community Development District,
Special Assessment, Series 2026, 6.00%, 05/01/2056	1,645,000	1,616,939
Entrada Community Development District,
Assessments, Special Assessment, Series 2024, 5.00%, 05/01/2044	900,000	893,654
Epperson North Community Development District,
Assessment Area 3, Special Assessment, Series 2021 A, 4.00%, 11/01/2051	1,985,000	1,609,411
Assessment Area 4, Special Assessment, Series 2024, 5.30%, 05/01/2044	465,000	465,575
Assessment Area 4, Special Assessment, Series 2024, 5.60%, 05/01/2055	820,000	796,883
Everlands Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.55%, 06/15/2054	1,000,000	989,861
Assessment Area 2 Phase 2, Special Assessment, Series 2024, 5.20%, 06/15/2044 (c)	750,000	753,553
Everlands II Community Development District,
Special Assessment, Series 2024, 5.20%, 06/15/2044	725,000	732,859
Fish Lake Cover Community Development District,
Special Assessment, Series 2025, 5.35%, 05/01/2045	835,000	831,450
Special Assessment, Series 2025, 5.55%, 05/01/2055	1,180,000	1,132,169
Florida Development Finance Corp.,
AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 0.00%, 07/15/2028 (a)(b)(c)(f)	197,240,000	55,227,200
AAF Operations Holdings LLC, Revenue, AMT, Series 2024A, 0.00%, 07/15/2028 (a)(b)(c)(f)	92,860,000	26,000,800
Assistance Unlimited, Inc., Revenue, Refunding, Series 2022, 6.00%, 08/15/2057 (c)	5,000,000	4,627,642
Brightline Florida Holdings LLC, Revenue, AMT, Series 2025 B, 10.00%, 08/20/2026 (a)(b)(c)(f)	285,000,000	185,250,000
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2041 (f)	25,415,000	18,680,025
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.50%, 07/01/2053 (f)	189,735,000	139,455,225
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.50%, 06/01/2054 (c)	2,790,000	2,620,523
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.50%, 06/01/2059 (c)	1,500,000	1,389,833
Downtown Doral Charter Elementary School, Inc., Revenue, Series 2017 C, 5.75%, 07/01/2047 (c)	2,000,000	1,994,408
Glenridge on Palmer Ranch Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 06/01/2051 (c)	2,075,000	1,925,070
Renaissance Charter School, Inc. Obligated Group, Revenue, Series 2021 A, 5.50%, 06/15/2051	1,000,000	934,469

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Renaissance Charter School, Inc. Obligated Group, Revenue, Refunding, Series 2025 A, 6.00%, 06/15/2055 (c)	4,500,000	4,573,611
SFP - Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.25%, 06/01/2054 (c)	7,200,000	6,936,381
SFP - Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.25%, 06/01/2059 (c)	6,550,000	6,212,209
Florida Local Government Finance Commission,
BridgePrep Academy, Inc. Obligated Group, Revenue, Series 2025 A, 6.13%, 06/15/2065 (c)	7,500,000	7,517,967
Cornerstone Charter Academy, Inc. Obligated Group, Revenue, Series 2026, 5.88%, 10/01/2061	1,765,000	1,703,944
Orlando Lutheran Towers, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 07/01/2050 (c)	2,610,000	2,663,170
Orlando Lutheran Towers, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 07/01/2055 (c)	2,000,000	2,028,707
Orlando Lutheran Towers, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 07/01/2060 (c)	3,510,000	3,542,466
Ponte Vedra Pine Co. LLC Obligated Group, Revenue, Series 2025 A, 6.75%, 11/15/2055 (c)	2,500,000	2,628,900
Ponte Vedra Pine Co. LLC Obligated Group, Revenue, Series 2025 A, 6.88%, 11/15/2064 (c)	6,500,000	6,840,804
Florida Municipal Loan Council,
Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 5.15%, 05/01/2044	900,000	913,706
Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 5.40%, 05/01/2054	825,000	821,343
Gardens at Hammock Beach Community Development District,
Assessment Area 1, Special Assessment, Series 2024-1, 5.65%, 05/01/2054	530,000	526,973
Assessment Area 2, Special Assessment, Series 2024-2, 5.00%, 05/01/2031	180,000	181,247
Assessment Area 2, Special Assessment, Series 2024-2, 5.60%, 05/01/2044	690,000	701,195
Assessment Area 2, Special Assessment, Series 2024-2, 5.88%, 05/01/2055	860,000	863,781
Golden Gem Community Development District,
Special Assessment, Series 2024, 5.15%, 05/01/2031	535,000	540,372
Special Assessment, Series 2024, 5.70%, 05/01/2044	2,900,000	2,928,617
Special Assessment, Series 2024, 6.00%, 05/01/2055	5,000,000	5,008,025
Governors Park South Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.40%, 05/01/2045	845,000	832,635
Assessment Area 1, Special Assessment, Series 2025, 5.65%, 05/01/2055	1,250,000	1,194,888
Governors Park South Community Development Dist Master Infrastructure Bond Area, Special Assessment, Series 2026, 6.00%, 05/01/2041 (c)	5,500,000	5,369,156
Governors Park South Community Development District Assessment Area 2, Special Assessment, Series 2026, 5.45%, 05/01/2046 (c)	1,440,000	1,411,018
Gracewater Sarasota Community Development District,
Assessments, Special Assessment, Series 2021, 3.35%, 05/01/2041	3,170,000	2,577,355
Greater Orlando Aviation Authority,
Revenue, AMT, Series 2019 A, 5.00%, 10/01/2054 (h)	10,850,000	10,746,722
Revenue, AMT, Series 2024, 5.25%, 10/01/2048 (g)	37,315,000	38,371,650
Greenbriar Community Development District,
Assessment Area 2, Special Assessment, Series 2026, 5.70%, 05/01/2058	1,750,000	1,700,443
Assessment Area No. 1, Special Assessment, Series 2025, 5.65%, 05/01/2045	1,000,000	1,023,057
Assessment Area No. 1, Special Assessment, Series 2025, 5.88%, 05/01/2054	1,350,000	1,359,444

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Groves at Lake Marion Community Development District,
Special Assessment, Series 2026, 5.30%, 12/15/2046 (c)	700,000	691,717
Hamilton Bluff Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,360,000	1,371,815
Assessment Area 1, Special Assessment, Series 2024, 5.80%, 05/01/2054	2,000,000	1,969,835
Hammock Oaks Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 6.15%, 05/01/2054	1,105,000	1,110,917
Assessment Area 3, Special Assessment, Series 2025, 5.55%, 05/01/2045 (c)	1,000,000	1,009,175
Assessment Area 3, Special Assessment, Series 2025, 5.75%, 05/01/2055 (c)	1,700,000	1,671,192
Harmony on Lake Eloise Community Development District,
Assessment Area No. 2, Special Assessment, Series 2025, 5.65%, 11/01/2054	1,250,000	1,248,781
Harmony West Community Development District,
Assessment Area No. 3, Special Assessment, Series 2025, 5.45%, 05/01/2045	625,000	632,941
Assessment Area No. 3, Special Assessment, Series 2025, 5.65%, 05/01/2055	1,000,000	991,195
Harvest Hills South Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2056	2,060,000	1,993,041
Hawthorne Mill North Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	998,767
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2054	1,400,000	1,355,302
Hickory Tree Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2055	1,500,000	1,463,288
Highland Park Community Development District,
Special Assessment, Series 2026, 6.13%, 05/01/2056	1,625,000	1,634,346
Highland Trails Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.55%, 05/01/2045	2,000,000	2,001,966
Assessment Area 2, Special Assessment, Series 2025, 5.85%, 05/01/2056	1,750,000	1,705,440
Assessments, Special Assessment, Series 2024, 5.85%, 05/01/2054	345,000	348,159
Hillcrest Community Development District,
Special Assessment, Series 2018, 5.00%, 11/01/2048	300,000	295,024
Hillcrest Preserve Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2044 (c)	1,000,000	974,664
Special Assessment, Series 2024, 5.30%, 05/01/2054 (c)	1,500,000	1,414,648
Hills of Minneola Community Development District,
North Parcel Assessment Area 1, Special Assessment, Series 2024, 5.55%, 05/01/2044	650,000	676,478
North Parcel Assessment Area 1, Special Assessment, Series 2024, 5.88%, 05/01/2054	1,000,000	1,031,528
South Parcel Assessment Area, Special Assessment, Series 2020, 4.00%, 05/01/2050 (c)	4,500,000	3,666,790
South Parcel Assessment Area Phase 2, Special Assessment, Series 2021, 4.00%, 05/01/2052	1,940,000	1,567,068
Hobe-St. Lucie Conservancy District,
Unit of Development No. 1A, Special Assessment, Series 2024, 5.60%, 05/01/2044	1,900,000	1,948,991
Hyde Park Community Development District No. 1,
Assessments, Special Assessment, Series 2024 A, 5.35%, 05/01/2044	425,000	425,496
Assessments, Special Assessment, Series 2024 A, 5.63%, 05/01/2055	685,000	667,136

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Assessments, Special Assessment, Series 2024 B, 5.25%, 05/01/2034	1,500,000	1,499,974
Assessments, Special Assessment, Series 2026, 5.65%, 05/01/2046	915,000	913,914
Assessments, Special Assessment, Series 2026, 6.00%, 05/01/2055	860,000	863,555
Ibis Landing Community Development District,
Assessments, Special Assessment, Series 2025, 5.70%, 06/15/2045	615,000	637,365
Assessments, Special Assessment, Series 2025, 5.88%, 06/15/2055	800,000	811,527
Kelly Park Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.30%, 05/01/2045	650,000	651,949
Assessment Area 2, Special Assessment, Series 2025, 5.50%, 05/01/2055	915,000	886,424
Kings Creek I Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	795,000	812,902
Kings Creek I Community Development District Assessment Area One, Special Assessment, Series 2025, 6.00%, 05/01/2055	1,750,000	1,760,655
Kingston One Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	4,000,000	4,107,620
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2057	9,400,000	9,506,846
Kissimmee Park Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 6.13%, 05/01/2056	1,500,000	1,526,347
Offsite Master Infrastructure Pro, Special Assessment, Series 2025, 6.50%, 05/01/2056	8,500,000	8,643,787
Lake Flores Community Development District,
Special Assessment, Series 2026, 5.45%, 05/01/2046	1,000,000	997,605
Special Assessment, Series 2026, 5.75%, 05/01/2056	1,300,000	1,279,037
Lake Hideaway Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.65%, 05/01/2044	1,770,000	1,789,727
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2054	2,435,000	2,405,112
Assessment Area 2, Special Assessment, Series 2026, 5.30%, 05/01/2046	955,000	921,031
Assessment Area 2, Special Assessment, Series 2026, 5.70%, 05/01/2057	1,250,000	1,201,306
Lake Hills Community Development District,
Assessment Area 1, Special Assessment, Series 2026, 5.25%, 05/01/2046	600,000	582,072
Assessment Area 1, Special Assessment, Series 2026, 5.65%, 05/01/2056	1,000,000	968,514
Lake Mattie Preserve Community Development District,
Special Assessment, Series 2024, 5.85%, 05/01/2054	570,000	562,207
Special Assessment, Series 2025, 5.45%, 05/01/2045	925,000	916,820
Special Assessment, Series 2025, 5.65%, 05/01/2055	1,080,000	1,032,383
Lakefront Estates Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2056	2,000,000	1,963,199
Lakes of Sarasota Community Development District,
Assessments, Special Assessment, Series 2024 A, 5.60%, 05/01/2055	685,000	660,130
Assessments, Special Assessment, Series 2024 B, 5.25%, 05/01/2034	1,835,000	1,853,573
Lakewood Ranch Stewardship District,
Special Assessment, Series 2024, 5.25%, 05/01/2044	485,000	494,227
Special Assessment, Series 2024, 5.50%, 05/01/2055	650,000	653,112
Special Assessment, Series 2025, 6.00%, 05/01/2056	8,230,000	8,532,343
Assessment Azario, Special Assessment, Series 2020 A, 3.90%, 05/01/2050	770,000	639,745

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Assessment Northeast Sector Project Phase 1A, Special Assessment, Series 2018, 5.10%, 05/01/2048	2,530,000	2,488,860
Assessment Star Farms Phase 1/2, Special Assessment, Series 2021, 4.00%, 05/01/2052	420,000	340,265
Northeast Sector Project, Special Assessment, Refunding, Series 2020, 4.00%, 05/01/2050 (c)	595,000	491,776
Landings Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2031	275,000	276,842
Special Assessment, Series 2024, 5.50%, 05/01/2044	1,030,000	1,041,550
Special Assessment, Series 2024, 5.80%, 05/01/2055	855,000	848,759
South West Tract Phase 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	1,785,000	1,834,740
South West Tract Phase 1, Special Assessment, Series 2025, 6.00%, 05/01/2055	3,245,000	3,283,795
Leomas Landing Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.50%, 11/01/2045	450,000	451,687
Assessment Area 2, Special Assessment, Series 2025, 5.70%, 11/01/2054	555,000	541,539
Liberty Cove Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.38%, 05/01/2044	1,085,000	1,075,721
Assessment Area 1, Special Assessment, Series 2024, 5.70%, 05/01/2054	2,000,000	1,932,153
Live Oak Lake Community Development District,
Assessments, Special Assessment, Series 2020, 4.40%, 05/01/2040	1,600,000	1,430,200
Assessments, Special Assessment, Series 2020, 4.60%, 05/01/2051	5,000,000	4,365,416
Longleaf Community Development District,
Neighborhood 4 Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054 (c)	815,000	818,429
Neighborhood 4 Assessment Area 2, Special Assessment, Series 2024 A, 5.20%, 05/01/2044	660,000	643,524
Neighborhood 4 Assessment Area 2, Special Assessment, Series 2024 A, 5.45%, 05/01/2055	2,330,000	2,218,845
Lowery Hills Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.63%, 05/01/2045 (c)	725,000	726,888
Assessment Area 1, Special Assessment, Series 2025, 5.85%, 05/01/2055 (c)	1,000,000	979,192
LT Ranch Community Development District,
Assessments, Special Assessment, Series 2019, 4.00%, 05/01/2050	1,000,000	832,438
Phase IIB Assessment Area, Special Assessment, Series 2024, 5.50%, 05/01/2044	275,000	284,252
Phase IIB Assessment Area, Special Assessment, Series 2024, 5.85%, 05/01/2054	1,000,000	1,021,703
LT Ranch South Community Development District,
Assessment Area No. 2, Special Assessment, Series 2026, 5.60%, 05/01/2046	560,000	559,334
Assessment Area No. 2, Special Assessment, Series 2026, 5.90%, 05/01/2056	715,000	708,539
LTC Ranch West Residential Community Development District,
Assessment Area 1, Special Assessment, Series 2021 A, 4.00%, 05/01/2052	1,860,000	1,484,863
Assessment Area 2, Special Assessment, Series 2024 AA-2, 6.00%, 05/01/2054	605,000	602,464
Assessment Area 3, Special Assessment, Series 2024 AA-3, 6.05%, 05/01/2054	1,010,000	1,011,093
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 5.65%, 05/01/2054	1,495,000	1,440,081
Magnolia Island Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.55%, 05/01/2045	745,000	748,230
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2055	1,865,000	1,825,795

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Assessment Area 2, Special Assessment, Series 2025 A, 5.45%, 05/01/2045 (c)	730,000	726,918
Assessment Area 2, Special Assessment, Series 2025 A, 5.75%, 05/01/2056 (c)	1,000,000	966,150
Malabar Springs Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2044	890,000	880,778
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2054	1,335,000	1,295,984
Assessment Area 2, Special Assessment, Series 2026, 5.88%, 05/01/2057 (c)(k)	1,000,000	986,922
Marion Ranch Community Development District,
Special Assessment, Series 2024, 5.95%, 05/01/2054	1,285,000	1,287,981
Mckendree Pointe Community Development District,
Special Assessment, Series 2025, 6.00%, 05/01/2056	2,500,000	2,460,717
Miami Health Facilities Authority,
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027	1,000,000	997,756
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.13%, 07/01/2038	1,000,000	935,930
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.13%, 07/01/2046	4,770,000	4,182,942
Miami-Dade County Industrial Development Authority,
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Series 2022 A, 5.25%, 07/01/2052 (c)	2,465,000	2,181,286
Miami Community Charter School, Revenue, Series 2025, 6.38%, 06/01/2065 (c)	2,250,000	2,269,061
Miami Community Charter School, Inc., Revenue, Refunding, Series 2020 A, 5.00%, 06/01/2047 (c)	2,225,000	2,004,977
Miami Community Charter School, Inc., Revenue, Series 2025, 6.25%, 06/01/2055 (c)	750,000	755,445
Mirada Community Development District,
Assessment Area 3, Special Assessment, Refunding, Series 2024, 6.00%, 05/01/2055	1,800,000	1,796,859
Newfield Community Development District,
Assessment Area, Special Assessment, Series 2025, 5.90%, 05/01/2056	2,915,000	2,937,553
Newport Isles Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2044	2,440,000	2,414,347
Special Assessment, Series 2024, 5.20%, 05/01/2054	2,685,000	2,537,842
Normandy Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.55%, 05/01/2054 (c)	4,920,000	4,615,465
Normandy II Community Development District,
Assessment Area 1, Special Assessment, Series 2026, 5.63%, 05/01/2046 (c)(k)	855,000	855,298
Assessment Area 1, Special Assessment, Series 2026, 6.05%, 05/01/2057 (c)(k)	1,500,000	1,500,100
North AR-1 Pasco Community Development District,
Assessment Area 4, Special Assessment, Series 2024, 5.75%, 05/01/2054	805,000	802,652
Assessment Area 5, Special Assessment, Series 2024 A, 5.75%, 05/01/2044	755,000	770,994
Assessment Area 5, Special Assessment, Series 2024 A, 6.00%, 05/01/2054	1,065,000	1,074,689
Northlake Stewardship District,
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2045	1,250,000	1,291,442
Assessment Area 1, Special Assessment, Series 2025, 6.20%, 05/01/2056	3,000,000	3,051,449
Assessment Area 2, Special Assessment, Series 2026, 5.75%, 05/01/2056	1,000,000	968,845
Northridge Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045 (c)	1,875,000	1,915,855

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2055 (c)	2,375,000	2,391,141
Old Town Floridian Community Development District,
Special Assessment, Series 2026, 5.25%, 05/01/2046	625,000	602,679
Special Assessment, Series 2026, 5.65%, 05/01/2056	1,000,000	961,728
Orange Branch Community Development District,
Assessment Area 1, Special Assessment, Series 2026, 5.65%, 05/01/2056 (c)	875,000	857,085
Orange County Health Facilities Authority,
Orlando Health Obligated Group, Revenue, Refunding, Series 2025 A, 5.25%, 10/01/2056 (g)	33,905,000	34,663,410
Paddocks Community Development District,
Assessments, Special Assessment, Series 2024, 5.13%, 05/01/2044 (c)	1,000,000	983,334
Assessments, Special Assessment, Series 2024, 5.45%, 05/01/2055 (c)	1,375,000	1,303,886
Palermo Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.35%, 06/15/2045	745,000	758,446
Palm Beach County Health Facilities Authority,
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 B, 5.00%, 05/15/2047	925,000	895,802
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 B, 4.00%, 05/15/2053	5,160,000	4,071,846
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 B, 5.00%, 05/15/2053	10,675,000	9,908,333
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2023 C, 7.50%, 05/15/2053	965,000	1,063,515
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2026 B, 5.63%, 05/15/2061	4,000,000	4,005,293
Palm Coast Park Community Development District,
Sawmill Branch - Phase 7, Special Assessment, Series 2024, 5.00%, 05/01/2044	1,270,000	1,249,363
Spring Lake - Tracts 2 & 3, Special Assessment, Series 2021, 4.00%, 05/01/2052	1,200,000	946,819
Palmetto Ridge Community Development District,
Assessment Area 1, Special Assessment, Series 2026, 5.45%, 05/01/2046	1,370,000	1,352,072
Assessment Area 1, Special Assessment, Series 2026, 5.70%, 05/01/2055	2,030,000	1,973,362
Assessment Area 2, Special Assessment, Series 2026, 5.80%, 05/01/2056	1,750,000	1,700,475
Parker Pointe Community Development District,
Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,012,324
Parker Road Community Development District,
Assessment Area, Special Assessment, Refunding, Series 2020, 4.10%, 05/01/2050	2,000,000	1,605,962
Parrish Lakes Community Development District,
Assessment Area 2, Special Assessment, Series 2023 A, 5.63%, 05/01/2053	1,725,000	1,727,364
Assessment Area 3, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,205,000	1,216,014
Assessment Area 3, Special Assessment, Series 2024, 5.80%, 05/01/2054	1,855,000	1,852,148
Parrish Lakes II Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.13%, 05/01/2044	2,000,000	1,968,932
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2054	5,000,000	4,853,126
Parrish Plantation Community Development District,
Assessment Area 3, Special Assessment, Series 2024, 5.80%, 05/01/2044	680,000	698,263
Assessment Area 3, Special Assessment, Series 2024, 6.05%, 05/01/2054	1,485,000	1,508,621
Pasadena Ridge Community Development District,
Assessment Area No. 1, Special Assessment, Series 2024, 5.38%, 05/01/2055	2,475,000	2,426,142

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
PBR Community Development District,
Special Assessment, Refunding, Series 2026 A-1, 5.00%, 03/01/2048	1,250,000	1,217,156
User Fee, Special Assessment, Refunding, Series 2026 A-2, 5.13%, 03/01/2056	650,000	620,730
Peace Creek Village Community Development District,
Special Assessment, Series 2024, 5.75%, 05/01/2054	905,000	896,180
Special Assessment, Series 2025, 5.60%, 05/01/2045 (c)	710,000	714,538
Special Assessment, Series 2025, 5.85%, 05/01/2055 (c)	2,125,000	2,089,355
Peace Crossing Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.70%, 05/01/2044	2,820,000	2,779,510
Assessment Area 1, Special Assessment, Series 2024, 6.00%, 05/01/2054	4,000,000	3,827,772
Pine Island Community Development District,
Special Assessment, Series 2004, 5.75%, 05/01/2035	1,815,000	1,815,036
Pinery Community Development District,
Assessment Area 1, Special Assessment, Series 2026, 5.60%, 05/01/2046	1,250,000	1,242,613
Assessment Area 1, Special Assessment, Series 2026, 5.88%, 05/01/2056	1,870,000	1,818,744
Poitras East Community Development District,
Special Assessment, Series 2025, 5.85%, 05/01/2045	665,000	682,985
Special Assessment, Series 2025, 6.10%, 05/01/2055	1,000,000	1,010,543
Preston Cove Community Development District,
Assessments, Special Assessment, Series 2022, 4.13%, 05/01/2052	1,870,000	1,533,859
Radiance Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 6.40%, 05/01/2056 (c)	2,500,000	2,537,206
Ranches at Lake Mcleod Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.45%, 06/15/2045	600,000	612,919
Reflection Bay Community Development District,
Palm Beach County Florida, Special Assessment, Series 2025, 5.63%, 05/01/2045	725,000	737,445
Palm Beach County Florida, Special Assessment, Series 2025, 5.88%, 05/01/2055	1,200,000	1,204,370
Regal Village Community Development District,
Special Assessment, Series 2024, 5.50%, 05/01/2054	725,000	709,739
River Hall Community Development District,
Assessment Area 3, Special Assessment, Series 2020 A, 3.88%, 05/01/2051	3,690,000	2,952,796
Assessment Area No. 5, Special Assessment, Series 2024, 5.63%, 05/01/2055 (c)	900,000	886,418
River Landing Community Development District,
Special Assessment, Series 2025, 5.45%, 05/01/2055	875,000	853,585
Rivers Edge III Community Development District,
Special Assessment, Series 2025, 5.75%, 05/01/2045	450,000	463,173
Special Assessment, Series 2025, 6.00%, 05/01/2056	1,000,000	1,014,523
Assessments, Special Assessment, Series 2024, 5.65%, 05/01/2044	1,665,000	1,688,802
Assessments, Special Assessment, Series 2024, 5.95%, 05/01/2055	2,215,000	2,214,148
Riverwalk Community Development District,
Special Assessment, Series 2025, 5.20%, 05/01/2045 (c)	625,000	626,448
Special Assessment, Series 2025, 5.45%, 05/01/2055 (c)	1,000,000	971,365
Rookery Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2044	800,000	782,447
Rustic Oaks Community Development District,
Assessments, Special Assessment, Series 2022, 3.45%, 05/01/2042	2,000,000	1,663,756

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Assessments, Special Assessment, Series 2022, 4.00%, 05/01/2052	2,385,000	1,903,977
Rye Crossing Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.00%, 05/01/2044	650,000	646,923
Sagebrush Community Development District,
Assessment Area 1, Special Assessment, Series 2026, 5.20%, 05/01/2046 (c)	500,000	480,907
Assessment Area 1, Special Assessment, Series 2026, 5.60%, 05/01/2056 (c)	1,000,000	957,466
Saltleaf Community Development District,
Special Assessment, Series 2026, 5.70%, 05/01/2046	1,000,000	1,005,900
Special Assessment, Series 2026, 6.05%, 05/01/2057 (c)	2,765,000	2,783,369
Assessments, Special Assessment, Series 2024, 6.00%, 05/01/2056	3,000,000	3,008,047
Saltmeadows Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.75%, 05/01/2045 (c)	405,000	416,789
Assessment Area 2, Special Assessment, Series 2025, 6.00%, 05/01/2055 (c)	750,000	761,501
Savanna Lakes Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.25%, 06/15/2044	625,000	631,760
Sawgrass Village Community Development District,
Assessment Area 3, Special Assessment, Series 2024, 5.55%, 05/01/2044 (c)	700,000	706,510
Assessment Area 3, Special Assessment, Series 2024, 5.88%, 05/01/2054 (c)	1,370,000	1,359,571
Scenic Terrace South Community Development District,
Special Assessment, Series 2022, 4.63%, 05/01/2053	1,935,000	1,709,347
Seagrove Community Development District,
Special Assessment, Series 2024, 4.88%, 06/15/2044	1,500,000	1,447,230
Special Assessment, Series 2024, 5.20%, 06/15/2054	1,250,000	1,177,785
Seminole Palms Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044 (c)	1,585,000	1,573,981
Shadowlawn Community Development District,
Special Assessment, Series 2024, 5.50%, 05/01/2044	1,370,000	1,363,730
Special Assessment, Series 2024, 5.85%, 05/01/2054	1,700,000	1,656,494
Silver Oaks Community Development District,
Special Assessment, Series 2024, 5.85%, 05/01/2054	1,475,000	1,474,750
Silverlake Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	505,000	509,250
Six Mile Creek Community Development District,
Assessment Area 2, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2052	2,240,000	1,796,122
Project Area, Special Assessment, Series 2024, 5.38%, 05/01/2055	1,000,000	947,202
Solaeris Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2031	430,000	439,129
Assessment Area 1, Special Assessment, Series 2024, 6.00%, 05/01/2044	1,790,000	1,892,936
Assessment Area 1, Special Assessment, Series 2024, 6.25%, 05/01/2055	2,750,000	2,864,628
Assessment Area 2, Special Assessment, Series 2025, 6.00%, 05/01/2045 (c)	2,000,000	2,054,657
Assessment Area 2, Special Assessment, Series 2025, 6.30%, 05/01/2056 (c)	3,000,000	3,040,621
Somerset Bay Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2054 (c)	1,475,000	1,474,748
Assessment Area No. 2, Special Assessment, Series 2026, 5.80%, 05/01/2056	1,510,000	1,483,703

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Sorrento Pines Community Development District,
Assessment Area 1, Special Assessment, Series 2026, 5.75%, 05/01/2056 (c)(k)	1,000,000	1,000,322
Southern Groves Community Development District No. 5,
Assessment Area, Special Assessment, Series 2024, 5.45%, 05/01/2044	1,245,000	1,284,539
Assessment Area, Special Assessment, Series 2024, 5.70%, 05/01/2050	930,000	954,406
Southshore Bay Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	675,000	660,966
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2054	930,000	893,911
Stonegate Preserve Community Development District,
Special Assessment, Series 2025, 5.70%, 06/15/2045	700,000	721,374
Special Assessment, Series 2025, 5.88%, 06/15/2055	1,250,000	1,261,200
Sugarloaf Community Development District,
Assessment Area 1, Special Assessment, Series 2026, 5.38%, 12/15/2046 (c)	590,000	589,169
Assessment Area 1, Special Assessment, Series 2026, 5.63%, 12/15/2055 (c)	800,000	777,046
Summit View Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2044	865,000	880,390
Assessment Area 2, Special Assessment, Series 2024, 6.00%, 05/01/2054	1,185,000	1,193,582
Sunrise Community Development District,
Special Assessment, Series 2025, 5.63%, 05/01/2045 (c)	2,500,000	2,468,262
Special Assessment, Series 2025, 5.88%, 05/01/2055 (c)	4,000,000	3,825,088
Sunstone Community Development District,
Assessment Area 1, Special Assessment, Series 2026, 5.80%, 05/01/2056	1,000,000	966,327
Tern Bay Community Development District,
Special Assessment, Series 2022, 4.00%, 06/15/2052	9,260,000	7,459,412
Terra Lago Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.63%, 05/01/2045	1,040,000	1,053,472
Assessment Area 1, Special Assessment, Series 2025, 5.80%, 05/01/2055	1,525,000	1,515,969
Terreno Community Development District,
Special Assessment, Series 2025, 5.40%, 05/01/2045	875,000	886,142
Special Assessment, Series 2025, 5.65%, 05/01/2055	1,000,000	991,195
Timber Creek Southwest Community Development District,
Assessment Area 2, Special Assessment, Series 2021, 3.30%, 12/15/2041	2,175,000	1,779,213
Tolomato Community Development District,
Assessment Area, Special Assessment, Series 2024, 4.80%, 05/01/2044	880,000	851,345
Assessment Area, Special Assessment, Series 2024, 5.13%, 05/01/2054	1,150,000	1,101,430
Tradition Community Development District No. 9,
Special Assessment, Series 2025, 5.65%, 05/01/2056	895,000	877,919
Triple Creek Community Development District,
Villages Q & R Assessment Area, Special Assessment, Series 2021, 4.00%, 11/01/2051 (c)	1,040,000	845,689
Tuckers Pointe Community Development District,
Assessment Area 2, Special Assessment, Refunding, Series 2026, 5.80%, 05/01/2053	2,250,000	2,253,456
Twisted Oaks Pointe Community Development District,
Assessment Area 3, Special Assessment, Series 2024, 5.63%, 05/01/2044	975,000	1,005,440
Assessment Area 3, Special Assessment, Series 2024, 6.00%, 05/01/2055	1,260,000	1,286,272

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Assessment Area No. 4, Special Assessment, Series 2026, 5.63%, 05/01/2046	500,000	499,702
Assessment Area No. 4, Special Assessment, Series 2026, 5.88%, 05/01/2056	1,000,000	987,503
Two Ridges Community Development District,
Special Assessment, Series 2025, 5.75%, 05/01/2045	500,000	517,463
Special Assessment, Series 2025, 6.00%, 05/01/2055	665,000	679,805
Two Rivers West Community Development District,
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,355,000	1,360,249
V-Dana Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.38%, 05/01/2045	955,000	960,173
Assessment Area 2, Special Assessment, Series 2025, 5.55%, 05/01/2055	1,325,000	1,294,734
Veranda Community Development District II,
Assessment Area 4, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2051 (c)	180,000	145,093
Assessment Area 5 Phase 2, Special Assessment, Refunding, Series 2024, 5.63%, 05/01/2054	495,000	491,139
Verano No. 2 Community Development District,
Special Assessment, Series 2024, 5.35%, 05/01/2044 (c)	500,000	502,603
Special Assessment, Series 2024, 5.63%, 05/01/2055	800,000	791,263
Pod D, Special Assessment, Series 2024, 5.80%, 05/01/2054	1,000,000	1,005,439
Verano No. 4 Community Development District,
Verano No. 4 Community Development District Astor Creek Phase 2 Assessment Area, Special Assessment, Series 2025, 5.75%, 05/01/2045	450,000	463,760
Verano No. 4 Community Development District Astor Creek Phase 2 Assessment Area, Special Assessment, Series 2025, 6.00%, 05/01/2055	875,000	887,793
Village Community Development District No. 15,
Special Assessment, Series 2024, 4.80%, 05/01/2055 (c)	2,475,000	2,295,972
Villages of Westport Community Development District,
Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035	2,485,000	2,489,129
Villamar Community Development District,
Assessment Area 6, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,002,966
Waterford Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.45%, 05/01/2054	675,000	646,081
Assessment Area 3, Special Assessment, Series 2025, 6.00%, 05/01/2045	500,000	518,041
Assessment Area 3, Special Assessment, Series 2025, 6.25%, 05/01/2056	1,665,000	1,697,036
Waterset South Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.70%, 05/01/2056	1,010,000	1,010,968
Wellness Ridge Community Development District,
Assessment Area No. 3, Special Assessment, Series 2026, 5.30%, 06/15/2046	500,000	502,237
Assessment Area No. 3, Special Assessment, Series 2026, 5.63%, 06/15/2056	875,000	866,055
West Villages Improvement District,
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	910,000	946,962
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2055	1,705,000	1,752,420
Assessment Area 2, Special Assessment, Series 2025, 5.50%, 05/01/2055	1,000,000	960,604
Assessment Area 2, Special Assessment, Series 2026, 5.30%, 05/01/2046 (c)	745,000	729,826
Assessment Area 2, Special Assessment, Series 2026, 5.65%, 05/01/2056	1,000,000	973,996

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Unit of Development No. 10 Assessment Area 1, Special Assessment, Series 2024, 5.38%, 05/01/2044	995,000	1,004,005
Unit of Development No. 8, Special Assessment, Series 2021, 3.50%, 05/01/2041	2,505,000	2,034,536
Westside Haines City Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 6.00%, 05/01/2054	2,070,000	2,092,683
Westview South Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 6.20%, 05/01/2055 (c)	2,000,000	2,044,632
Wildblue Community Development District,
Special Assessment, Series 2026, 5.35%, 05/01/2046	850,000	837,780
Special Assessment, Series 2026, 5.75%, 05/01/2056	1,000,000	985,258
Willow Creek II Community Development District,
Assessments Area, Special Assessment, Series 2026, 5.63%, 05/01/2056	580,000	559,711
Willowbrook Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2044	670,000	674,321
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2055	975,000	960,037
Assessment Area 2, Special Assessment, Series 2025, 5.65%, 05/01/2045 (c)	1,000,000	1,010,983
Assessment Area 2, Special Assessment, Series 2025, 5.88%, 05/01/2056 (c)	1,250,000	1,239,539
Windsor Cay Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,022,424
Woodcreek Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.50%, 05/01/2055	750,000	711,412
Woodland Crossing Community Development District,
Special Assessment, Series 2025, 5.13%, 05/01/2035 (c)	375,000	382,314
Special Assessment, Series 2025, 5.88%, 05/01/2045 (c)	1,000,000	1,024,574
Special Assessment, Series 2025, 6.13%, 05/01/2056 (c)	1,925,000	1,944,298
Woodland Preserve Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.30%, 05/01/2045 (c)	630,000	631,890
Assessment Area 1, Special Assessment, Series 2025, 5.50%, 05/01/2055 (c)	845,000	820,929
Woodland Ranch Estates Community Development District,
Special Assessment, Series 2025, 5.75%, 05/01/2055	720,000	706,819
Yarborough Lane Community Development District,
Special Assessment, Series 2024, 5.60%, 05/01/2055	1,620,000	1,589,881

		1,343,474,484
Georgia 4.0%
Atlanta Development Authority (The),
City of Atlanta Westside Tax Allocation District Gulch Area, Revenue, Series 2024-1, Class A, 0.00%, 12/15/2048 (c)(i)	132,920,000	121,766,058
PRG - CAU Properties LLC, Revenue, Series 2025 A, 6.00%, 07/01/2050 (c)	1,000,000	1,026,693
PRG - CAU Properties LLC, Revenue, Series 2025 A, 6.00%, 07/01/2055 (c)	750,000	763,376
City of Atlanta,
Department of Aviation, Revenue, AMT, Series 2025B B-1, 5.50%, 07/01/2055 (g)	15,000,000	15,648,748
DeKalb County Development Authority,
GLOBE Academy, Inc. (The), Revenue, Series 2024 A, 5.00%, 06/01/2055	500,000	458,520
GLOBE Academy, Inc. (The), Revenue, Series 2024 A, 5.00%, 06/01/2063	1,320,000	1,177,450

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Georgia
Development Authority for Fulton County,
Madrone - MS Student Housing I LLC, Revenue, Series 2026 A1, 5.63%, 07/01/2056 (c)	2,500,000	2,471,918
Madrone - MS Student Housing I LLC, Revenue, Series 2026 A1, 5.75%, 07/01/2066 (c)	11,000,000	10,839,611
Development Authority of Bainbridge And Decatur County,
Spring Creek Charter Academy, Inc., Revenue, Series 2026, 6.50%, 04/01/2056 (c)	1,000,000	977,966
Spring Creek Charter Academy, Inc., Revenue, Series 2026, 6.75%, 04/01/2066 (c)	7,500,000	7,473,600
Development Authority of Bulloch County,
Charter Conservatory for Liberal Arts & Technology, Inc., Revenue, Series 2024 A, 6.75%, 06/15/2064 (c)	3,225,000	3,120,132
Charter Conservatory for Liberal Arts & Technology, Inc., Revenue, Series 2024 B, 7.50%, 06/15/2031 (c)	265,000	263,785
Development Authority of Burke County (The),
Georgia Power Co., Revenue, Refunding, Series 2018, 3.05%, 08/03/2026 (b)(j)	775,000	775,000
Development Authority of Lagrange,
LaGrange College Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 10/15/2052	15,675,000	12,991,702
Development Authority of The City of Marietta,
Life University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 11/01/2047 (c)	10,000,000	8,821,047
Fulton County Residential Care Facilities for the Elderly Authority,
All Saints-St. Luke’s Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2051 (c)	6,400,000	5,199,572
All Saints-St. Luke’s Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2056 (c)	8,700,000	6,833,068
George L Smith II Congress Center Authority,
Signia Hotel Management LLC, Revenue, Series 2021 B, 5.00%, 01/01/2054 (c)	17,420,000	16,394,884
Georgia Housing & Finance Authority,
Revenue, Series 2025 C, 5.15%, 06/01/2055	5,000,000	5,042,440
Revenue, GNMA Insured, Series 2025 G, 4.90%, 12/01/2050 (g)	25,000,000	25,009,568
Oconee County Industrial Development Authority,
Westminster Presbyterian Homes Obligated Group, Revenue, Series 2018 A-1, 6.25%, 12/01/2048	3,000,000	2,972,569
Westminster Presbyterian Homes Obligated Group, Revenue, Series 2018 A-1, 6.38%, 12/01/2053	3,000,000	2,943,620
Savannah Georgia Convention Center Authority,
Revenue, Series 2025 A, 5.25%, 06/01/2061	5,200,000	5,034,054
Revenue, Series 2025 B, 6.00%, 06/01/2050 (c)	7,400,000	7,268,686
Revenue, Series 2025 B, 6.25%, 06/01/2061 (c)	32,455,000	32,658,850

		297,932,917
Hawaii 0.4%
State of Hawaii Airports System,
Revenue, AMT, Series 2018 A, 5.00%, 07/01/2048 (g)	1,475,000	1,476,175
Revenue, AMT, Series 2022 A, 5.00%, 07/01/2051	1,000,000	1,007,149
Revenue, AMT, Series 2025 A, 5.50%, 07/01/2054 (g)	17,935,000	18,804,611
State of Hawaii Department of Budget & Finance,
Hawai’i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2034 (c)	3,000,000	3,021,555
Hawai’i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2039 (c)	2,780,000	2,674,678
Hawai’i Pacific University, Revenue, Refunding, Series 2024, 5.13%, 07/01/2043 (c)	2,500,000	2,373,803

		29,357,971
Idaho 0.3%
Avimor Community Infrastructure District No. 1,
Assessment Area 5, Special Assessment, Series 2024, 5.88%, 09/01/2053 (c)	1,642,000	1,666,393
Spring Valley Community Infrastructure District No. 1,
GO, Series 2026, 4.00%, 09/01/2028	130,000	129,478

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Idaho
GO, Series 2026, 4.00%, 09/01/2029	135,000	132,919
GO, Series 2026, 4.00%, 09/01/2031	70,000	67,610
GO, Series 2026, 4.05%, 09/01/2032	25,000	23,906
GO, Series 2026, 4.10%, 09/01/2033	155,000	147,556
GO, Series 2026, 4.40%, 09/01/2036	180,000	169,638
GO, Series 2026, 4.50%, 09/01/2037	185,000	174,329
GO, Series 2026, 4.65%, 09/01/2040	215,000	201,206
GO, Series 2026, 5.13%, 09/01/2045	400,000	398,934
GO, Series 2026, 5.40%, 09/01/2050	510,000	501,837
GO, Series 2026, 5.50%, 09/01/2055	680,000	665,314
Assessment Area 2, Special Assessment, Series 2024, 6.25%, 09/01/2053 (c)	9,000,000	9,134,077
Assessment Area 2, Special Assessment, Series 2025, 6.25%, 09/01/2054 (c)	9,300,000	9,462,600

		22,875,797
Illinois 8.1%
Bellwood Municipal Housing Corp.,
Village of Bellwood, Revenue, Series 2024, 6.38%, 12/01/2059 (c)	8,450,000	8,288,737
Chicago Board of Education,
GO, Refunding, Series 2017 A, 7.00%, 12/01/2046 (c)	57,075,000	58,115,055
GO, Series 2022 A, 5.00%, 12/01/2047	1,000,000	892,288
GO, Refunding, Series 2022 B, 4.00%, 12/01/2041	6,500,000	5,579,660
GO, Series 2025 A, 5.75%, 12/01/2050	30,000,000	30,126,423
GO, Refunding, Series 2025 B, 6.00%, 12/01/2041	7,000,000	7,358,315
GO, Refunding, Series 2025 B, 6.00%, 12/01/2042	2,500,000	2,618,456
GO, Refunding, Series 2025 B, 6.00%, 12/01/2043	3,300,000	3,446,321
GO, Refunding, Series 2025 B, 6.00%, 12/01/2044	6,000,000	6,235,840
GO, Refunding, Series 2025 C, 5.50%, 12/01/2045	23,250,000	23,088,417
GO, Refunding, Series B, 7.00%, 12/01/2042 (c)	19,750,000	20,171,244
Chicago O’Hare International Airport,
Revenue, Senior Lien, AMT, Refunding, Series 2018 A, 5.00%, 01/01/2053	4,765,000	4,708,519
Revenue, Senior Lien, AMT, Series 2025 E, 5.50%, 01/01/2055	10,000,000	10,294,540
Revenue, Senior Lien, AMT, BAM Insured, Series 2025 E, 5.00%, 01/01/2060 (h)	34,900,000	34,687,121
Revenue, Senior Lien, AMT, Series 2025 E, 5.50%, 01/01/2060	20,000,000	20,557,684
Revenue, Senior Lien, AMT, Refunding, Series D, 5.00%, 01/01/2052	7,435,000	7,340,886
Chicago Transit Authority Sales Tax Receipts Fund,
Revenue, Second Lien, Refunding, Series 2022 A, 5.00%, 12/01/2057	3,000,000	3,022,703
City of Chicago,
GO, Series 2019 A, 5.50%, 01/01/2049	1,310,000	1,311,091
GO, BAM Insured, Series 2025 A, 6.00%, 01/01/2046	11,000,000	11,860,061
GO, Series 2025 A, 6.00%, 01/01/2050	37,300,000	38,660,898
GO, Series 2025 C, 6.00%, 01/01/2043	800,000	851,422
GO, Series 2025 F, 6.00%, 01/01/2045	1,755,000	1,848,255
GO, Series 2025 F, 6.00%, 01/01/2050	4,500,000	4,641,918
GO, Series 2025 F, 6.00%, 01/01/2055	6,000,000	6,160,961
Waterworks, Revenue, BAM Insured, Series 2026 A, 5.25%, 11/01/2061 (h)	750,000	774,882
Waterworks, Revenue, Series 2026 A, 5.00%, 11/01/2064 (h)	25,235,000	25,064,452
Waterworks, Revenue, Series 2026 A, 5.50%, 11/01/2066 (h)	7,750,000	8,041,508
City of Galesburg,
Knox College/Illinois, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2046	18,715,000	14,032,846
City of Harvey,
GO, Refunding, Series 2023 A, 4.50%, 01/01/2054	5,227,000	3,891,620
City of Naperville,
GO, Series 2026, 5.00%, 12/01/2028 (k)	350,000	367,452
GO, Series 2026, 5.00%, 12/01/2029 (k)	370,000	394,636
GO, Series 2026, 5.00%, 12/01/2030 (k)	725,000	783,228
GO, Series 2026, 5.00%, 12/01/2031 (k)	1,555,000	1,698,850
GO, Series 2026, 5.00%, 12/01/2032 (k)	1,630,000	1,796,505
GO, Series 2026, 5.00%, 12/01/2033 (k)	1,710,000	1,901,837
GO, Series 2026, 5.00%, 12/01/2034 (k)	1,800,000	2,005,761
GO, Series 2026, 5.00%, 12/01/2035 (k)	1,485,000	1,657,930

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois
GO, Series 2026, 5.00%, 12/01/2036 (k)	1,985,000	2,197,621
GO, Series 2026, 5.00%, 12/01/2037 (k)	2,080,000	2,278,587
GO, Series 2026, 5.00%, 12/01/2038 (k)	2,185,000	2,378,786
GO, Series 2026, 5.00%, 12/01/2039 (k)	2,295,000	2,474,893
GO, Series 2026, 3.75%, 12/01/2040 (k)	2,410,000	2,282,494
GO, Series 2026, 4.00%, 12/01/2041 (k)	2,500,000	2,432,626
GO, Series 2026, 4.00%, 12/01/2042 (k)	2,605,000	2,524,101
GO, Series 2026, 4.00%, 12/01/2043 (k)	2,705,000	2,607,618
GO, Series 2026, 4.00%, 12/01/2044 (k)	2,815,000	2,695,619
GO, Series 2026, 4.00%, 12/01/2045 (k)	2,925,000	2,780,806
GO, Series 2026, 4.25%, 12/01/2046 (k)	3,880,000	3,776,241
City of Palos Heights,
Trinity Christian College Association Obligated Group, Revenue, Refunding, Series 2024 B, 8.50%, 01/01/2032	1,070,000	1,070,000
County of Cook,
Deerfield SLF LP, Revenue, Series 2024, 6.50%, 01/01/2045	22,500,000	22,933,246
Illinois Finance Authority,
AIM Art in Motion, Revenue, Series 2021 A, 5.00%, 07/01/2051 (c)(f)	3,000,000	2,135,605
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	5,320,000	4,759,631
Bradley University, Revenue, Refunding, Series 2021 A, 4.00%, 08/01/2046	3,500,000	2,940,025
Bradley University, Revenue, Refunding, Series 2021 A, 4.00%, 08/01/2051	10,750,000	8,705,611
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 6.00%, 10/01/2045 (c)	2,360,000	2,397,858
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 6.13%, 10/01/2050 (c)	1,250,000	1,259,940
Columbia College Chicago, Revenue, Series 2019, 5.00%, 12/01/2044	2,175,000	1,892,300
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 4.00%, 09/01/2037	400,000	346,502
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2038	10,000	9,446
Illinois Institute of Technology, Revenue, Refunding, Series 2025 A, 5.88%, 09/01/2046 (c)	7,500,000	7,334,506
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 4.00%, 05/15/2035	15,000	14,675
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2036	325,000	325,194
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2056	1,255,000	1,109,821
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.63%, 05/15/2052	1,085,000	1,141,516
Roosevelt University, Revenue, Refunding, Series 2018 A, 6.13%, 04/01/2058 (c)	100,000	96,483
Roosevelt University, Revenue, Refunding, Series 2018 B, 6.00%, 04/01/2038 (c)	1,180,000	1,192,517
Roosevelt University, Revenue, Series 2019 A, 6.13%, 04/01/2049 (c)	2,500,000	2,482,274
Roosevelt University, Revenue, Series 2019 A, 6.13%, 04/01/2058 (c)	1,350,000	1,309,648
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 05/01/2038	2,165,000	2,121,750
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 05/01/2048	4,040,000	3,498,696
Illinois Housing Development Authority,
Stonebridge of Gurnee LLC, Revenue, Series A, 5.45%, 01/01/2046 (c)	1,635,000	1,634,900
Stonebridge of Gurnee LLC, Revenue, Series A, 5.60%, 01/01/2056 (c)	1,000,000	974,943
Metropolitan Pier & Exposition Authority,
State of Illinois McCormick Place Expansion Project Fund, Revenue, Refunding, Series 2020 A, 5.00%, 06/15/2050 (g)	54,680,000	54,204,579
Schaumburg Cook & DuPage Counties,
Tax Allocation, Series 2025, 6.13%, 12/30/2038 (c)	3,700,000	3,701,357
State of Illinois,
GO, Series 2025 F, 5.25%, 09/01/2050 (g)	34,855,000	35,442,328

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois
Upper Illinois River Valley Development Authority,
Northern Kane Educational Corp., Revenue, Refunding, Series 2017 A, 5.25%, 12/01/2047 (c)	2,000,000	1,863,080
Village of Bellwood,
Tax Allocation, Series 2024, 5.00%, 12/01/2050	6,750,000	6,627,168
Village of Bridgeview,
GO, Refunding, Series 2014 A, 5.13%, 12/01/2044	15,000	13,619
GO, Refunding, Series 2015 A, 5.63%, 12/01/2041	100,000	98,357
Village of Lincolnwood,
North Lincoln Redevelopment Project Area, COP, Series 2021 A, 4.82%, 01/01/2041 (c)	5,831,091	5,601,926
Village of Lincolnwood Il,
North Lincoln Redevelopment Project Area, COP, Series 2025 B, 5.75%, 12/01/2043 (c)	1,200,000	1,219,677
Village of Oswego,
GO, Series 2025 A, 5.00%, 12/15/2050	1,465,000	1,472,535
Village of Rantoul,
Evans Road Redevelopment Area, Tax Allocation, Refunding, Series 2024, 5.25%, 12/01/2033 (c)	5,625,000	5,670,307
Village of Romeoville,
Lewis University, Revenue, Refunding, Series 2018 B, 4.13%, 10/01/2041	1,190,000	1,021,619
Lewis University, Revenue, Refunding, Series 2018 B, 4.13%, 10/01/2046	6,200,000	5,117,148
Western Illinois Economic Development Authority,
Memorial Hospital Association, Revenue, Refunding, Series 2016, 4.00%, 06/01/2036	1,500,000	1,331,515

		597,780,016
Indiana 2.2%
City of East Chicago,
Revenue, Series 2025, 6.50%, 07/15/2044 (c)	7,220,000	7,466,779
City of Valparaiso,
Lutheran University Association, Inc. (The), Revenue, Series 2025 A, 6.25%, 10/01/2050 (c)	2,500,000	2,362,071
Lutheran University Association, Inc. (The), Revenue, Series 2025 B, 9.50%, 10/01/2035 (c)	8,000,000	7,975,439
Indiana Finance Authority,
Revenue, Series 2025, 5.25%, 07/01/2055	6,300,000	5,583,558
Revenue, Series 2025, 5.75%, 07/01/2060	9,300,000	8,791,836
Avondale Meadows Academy, Revenue, Refunding, Series 2017, 5.38%, 07/01/2047	7,845,000	6,832,849
DePauw University, Revenue, Series 2026, 5.25%, 10/01/2056	1,000,000	985,871
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 3.75%, 10/01/2037	1,025,000	852,672
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 3.75%, 10/01/2042	10,000	7,746
Franciscan Alliance, Inc. Obligated Group, Revenue, Refunding, Series 2026D, 3.00%, 08/03/2026 (b)(j)	7,000,000	7,000,000
Global Preparatory Academy, Inc. Obligated Group, Revenue, Series 2025 A, 6.38%, 10/15/2055 (c)	1,000,000	994,671
Global Preparatory Academy, Inc. Obligated Group, Revenue, Series 2025 A, 6.38%, 10/15/2060 (c)	890,000	878,935
Lutheran University Association, Inc. (The), Revenue, Series 2014, 5.00%, 10/01/2039	750,000	656,052
Lutheran University Association, Inc. (The), Revenue, Series 2014, 4.00%, 10/01/2044	25,000	17,812
PRG - UINDY Properties LLC, Revenue, Series 2025, 5.25%, 07/01/2045	5,200,000	4,952,424
PRG - UINDY Properties LLC, Revenue, Series 2025, 5.63%, 07/01/2050	3,000,000	2,867,336
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.88%, 07/01/2038 (c)	1,800,000	1,802,628
Indiana Housing & Community Development Authority,
Revenue, Refunding, GNMA Insured, Series 2024 D-1, 4.70%, 07/01/2049 (g)	15,760,000	15,334,988
Revenue, Refunding, GNMA Insured, Series 2024 D-1, 4.75%, 07/01/2054 (g)	28,130,000	27,574,953
Revenue, GNMA Insured, Series 2025 B-1, 5.00%, 07/01/2050 (g)	13,665,000	13,797,863
Revenue, GNMA Insured, Series 2025 B-1, 5.05%, 07/01/2055 (g)	31,450,000	31,621,050
Revenue, GNMA Insured, Series 2026 B-1, 4.95%, 07/01/2051 (g)	5,005,000	4,939,618

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Indiana
Town of Whiteland,
Patch Economic Development Area, Tax Allocation, Series 2022 A, 5.75%, 09/01/2047 (c)	1,125,000	1,098,465
Patch Economic Development Area, Tax Allocation, Series 2024 A, 6.13%, 03/01/2049 (c)	2,725,000	2,741,998
Town of Whitestown,
Tax Allocation, Refunding, Series 2026, 6.00%, 09/01/2050 (c)	3,080,000	3,051,834
Whitestown Redevelopment Commission, Tax Allocation, Series 2024, 5.50%, 09/01/2049 (c)	2,170,000	2,094,536

		162,283,984
Iowa 1.0%
Delaware County Memorial Hospital,
Revenue, Series 2025, 5.60%, 12/01/2038	840,000	847,151
Revenue, Series 2025, 5.70%, 12/01/2039	890,000	896,758
Iowa Finance Authority,
Revenue, GNMA Insured, Series 2025 C, 5.00%, 07/01/2050 (g)	5,020,000	5,070,332
Revenue, GNMA Insured, Series 2025 C, 5.05%, 07/01/2055 (g)	10,000,000	10,056,648
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 A, 5.00%, 05/15/2047	500,000	484,217
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 A, 5.00%, 05/15/2048	17,790,000	17,070,765
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 A-1, 4.00%, 05/15/2055	4,750,000	3,703,655
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 A-1, 5.00%, 05/15/2055	7,065,000	6,519,398
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 05/15/2053	11,450,000	9,035,394
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 05/15/2049	3,650,000	3,469,310
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 05/15/2059	6,800,000	6,332,026
Presbyterian Homes Mill Pond Apartment, Inc., Revenue, Series 2025, 5.75%, 10/01/2055	1,500,000	1,524,884
Presbyterian Homes Mill Pond Apartment, Inc., Revenue, Series 2025, 5.88%, 10/01/2065	3,150,000	3,194,661
Riserville Holdings, Inc., Revenue, AMT, Series 2021, 5.00%, 12/01/2051 (c)	3,725,000	3,207,033

		71,412,232
Kansas 0.4%
City of Hutchinson,
Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2036	1,310,000	1,223,096
Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2041	1,865,000	1,617,861
City of Wichita,
Larksfield Place Obligated Group, Revenue, Series VII 2025 A, 6.75%, 06/01/2055	2,500,000	2,566,548
Larksfield Place Retirement Communities, Inc., Revenue, Series VII 2025 A, 6.75%, 06/01/2060	3,500,000	3,577,840
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2018 I, 5.00%, 05/15/2038	215,000	209,637
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2018 I, 4.63%, 05/15/2041	5,000	4,547
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2018 I, 5.00%, 05/15/2047	1,755,000	1,557,343
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2019 III, 5.00%, 05/15/2050	420,000	358,647
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.75%, 05/15/2045	1,000,000	999,349
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.88%, 05/15/2050	1,000,000	974,350
Presbyterian Manors Obligated Group, Revenue, Refunding, Series III-2019, 4.00%, 05/15/2050	10,000	7,302
Wyandotte County-Kansas City Unified Government,
Sales Tax, Revenue, Series 2024 A, 5.25%, 03/01/2046 (c)	7,730,000	7,452,532
Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 09/01/2039 (c)	1,500,000	1,523,455

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Kansas
Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 03/01/2041 (c)	7,500,000	7,580,074

		29,652,581
Kentucky 0.1%
City of Campbellsville,
Campbellsville University, Inc., Revenue, Refunding, Series 2017, 4.50%, 03/01/2047	965,000	761,319
Louisville/Jefferson County Metropolitan Government,
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2027	500,000	496,159
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2031	1,790,000	1,697,075
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2040	1,210,000	1,000,645
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 05/01/2033	2,270,000	2,098,471
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 05/01/2036	2,715,000	2,406,455

		8,460,124
Louisiana 2.0%
Calcasieu Parish Memorial Hospital Service District,
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2034	250,000	248,805
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2039	8,305,000	7,734,065
Capital Area Finance Authority,
Revenue, GNMA Insured, Series 2025 B, 5.05%, 10/01/2055	1,145,000	1,151,075
Louisiana Local Government Environmental Facilities & Community Development Authority,
Christwood Obligated Group, Revenue, Refunding, Series 2024, 5.25%, 11/15/2053 (c)	1,000,000	949,677
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2029 (c)	630,000	602,765
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2039 (c)	2,900,000	2,431,237
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2054 (c)	16,995,000	12,986,217
Louisiana Public Facilities Authority,
Athlos Academy of Jefferson, Revenue, Series 2024 A, 7.38%, 06/01/2054 (c)	4,200,000	3,108,000
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 09/01/2064	30,000,000	30,863,079
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.00%, 09/01/2066	40,115,000	38,015,617
Crescent City Schools, Revenue, Series 2026A, 5.70%, 07/01/2056	1,000,000	968,678
Crescent City Schools, Revenue, Series 2026A, 5.75%, 07/01/2066	1,600,000	1,536,188
Lafayette Renaissance Charter Academy, Revenue, Series 2025, 6.38%, 06/15/2053 (c)	9,500,000	9,579,450
Lafayette Renaissance Charter Academy, Revenue, Series 2025, 6.50%, 06/15/2059 (c)	9,000,000	9,095,675
Lake Charles College Prep, Revenue, Series 2019 A, 5.00%, 06/01/2049 (c)	6,315,000	5,730,388
Lake Charles College Prep, Revenue, Series 2019 A, 5.00%, 06/01/2058 (c)	8,760,000	7,616,375
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue, Series 2019 A, 5.00%, 07/01/2059	45,000	43,623
Terrebonne Parish Hospital Service District No. 1,
Revenue, Refunding, Series 2026, 5.50%, 04/01/2051	5,000,000	5,205,965
Revenue, Refunding, Series 2026, 5.50%, 04/01/2055	7,975,000	8,257,215

		146,124,094
Maine 0.7%
Maine Health & Higher Educational Facilities Authority,
Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 4.00%, 07/01/2041	85,000	67,592
Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 4.00%, 07/01/2046	525,000	405,447
Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 5.00%, 07/01/2046	8,020,000	7,392,567

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Maine
Maine State Housing Authority,
Revenue, Series 2024 D, 4.75%, 11/15/2054 (g)	8,750,000	8,517,989
Revenue, Series 2024 F, 4.70%, 11/15/2049 (g)	9,410,000	9,332,604
Revenue, Series 2024 F, 4.75%, 11/15/2054 (g)	8,000,000	7,787,875
Revenue, Series 2025 C, 5.25%, 11/15/2055	15,520,000	15,745,746

		49,249,820
Maryland 1.6%
County of Frederick,
Mount St Mary’s University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2045 (c)	2,470,000	2,268,784
County of Montgomery,
Trinity Health Corp. Obligated Group, Revenue, Series 2015 MD, 5.00%, 12/01/2044 (h)	14,065,000	14,065,834
Trinity Health Corp. Obligated Group, Revenue, Series 2016 MD, 5.00%, 12/01/2045 (h)	5,000,000	5,002,543
County of Prince George’s,
Collington Episcopal Life Care Community, Inc., Revenue, Refunding, Series 2017, 5.25%, 04/01/2037	7,000,000	7,010,109
Collington Episcopal Life Care Community, Inc., Revenue, Refunding, Series 2017, 5.25%, 04/01/2047	210,000	196,674
Maryland Department of Housing & Community Development,
Revenue, Series 2025 B, 5.10%, 07/01/2050	700,000	707,475
Revenue, Series 2025 B, 5.15%, 07/01/2055	995,000	1,010,472
Revenue, Series 2025 B, 5.20%, 07/01/2060	1,715,000	1,741,250
Revenue, Series 2025 B, 5.25%, 07/01/2067	1,735,000	1,762,522
Revenue, Series 2025 C, 5.15%, 07/01/2055	3,065,000	3,109,069
Revenue, Series 2025 C, 5.25%, 07/01/2060	8,305,000	8,456,180
Revenue, Series 2025 C, 5.30%, 07/01/2067 (h)	10,590,000	10,770,054
Maryland Health & Higher Educational Facilities Authority,
Goucher College, Revenue, Refunding, Series 2017 A, 5.00%, 07/01/2044	3,210,000	3,119,631
Montgomery County Housing Opportunities Commission,
Revenue, FHA Insured, Series 2026 A, 4.90%, 07/01/2061 (h)	21,775,000	21,222,764
Revenue, Series 2026 A, 5.00%, 07/01/2066 (h)	27,750,000	27,838,514
Revenue, FHA Insured, Series 2026 A, 5.15%, 01/01/2071 (h)	11,000,000	11,090,382

		119,372,257
Massachusetts 3.1%
Massachusetts Bay Transportation Authority,
Sales Tax, Revenue, Series 2025 B, 5.00%, 07/01/2055 (g)	10,000,000	10,252,769
Massachusetts Bay Transportation Authority Sales Tax,
Revenue, Series 2025 B, 5.25%, 07/01/2055 (g)	16,000,000	16,764,429
Massachusetts Development Finance Agency,
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2041 (c)	1,620,000	1,525,926
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2051 (c)	7,900,000	6,676,796
Care Communities LLC Obligated Group, Revenue, Series 2025 A-1, 6.38%, 07/15/2045 (c)	8,500,000	8,720,530
Care Communities LLC Obligated Group, Revenue, Series 2025 A-1, 6.50%, 07/15/2060 (c)	47,200,000	47,918,936
CHF Merrimack, Inc., Revenue, Series 2024 A, 5.00%, 07/01/2060 (c)	2,300,000	2,115,982
CHF Wentworth, Inc., Revenue, Series 2026A, 5.38%, 07/01/2061 (c)	3,900,000	3,757,597
CHF Wentworth, Inc., Revenue, Series 2026A, 5.50%, 07/01/2066 (c)	4,700,000	4,578,058
Dana-Farber Cancer Institute Obligated Group, Revenue, Refunding, Series 2026 Q, 5.50%, 12/01/2056 (g)	16,050,000	16,871,309
Massachusetts Educational Financing Authority,
Revenue, AMT, Series 2021 C, 3.00%, 07/01/2051	1,545,000	1,001,350
Revenue, AMT, Series 2022 C, 4.13%, 07/01/2052	1,000,000	801,096
Massachusetts Housing Finance Agency,
Revenue, Refunding, FHA Insured, Series 2019 B-1, 3.30%, 12/01/2056	1,340,000	965,833

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Massachusetts
Revenue, Series 2024 A-1, 4.95%, 12/01/2064 (h)	10,585,000	10,571,776
Revenue, Series 2025 C-1, 4.95%, 12/01/2060 (h)	13,695,000	13,637,693
Revenue, Series 2025 C-1, 5.00%, 12/01/2068 (h)	16,000,000	15,956,550
Revenue, Series 2026 A-1, 4.65%, 12/01/2046 (h)	1,225,000	1,205,364
Revenue, Series 2026 A-1, 4.85%, 12/01/2051 (h)	7,000,000	6,811,234
Revenue, Series 2026 A-1, 4.90%, 12/01/2056 (h)	9,760,000	9,630,107
Revenue, Series 2026 A-1, 5.00%, 12/01/2061 (h)	12,380,000	12,167,137
Revenue, Series 2026 A-1, 5.00%, 12/01/2066 (h)	10,000,000	9,887,818
Revenue, Series 2026 A-1, 5.05%, 06/01/2069 (h)	5,145,000	5,162,020
Revenue, Refunding, GNMA Insured, Series 227, 4.95%, 12/01/2053 (h)	4,500,000	4,405,221
Revenue, Refunding, GNMA Insured, Series 253, 4.85%, 12/01/2051 (h)	20,000,000	19,349,528

		230,735,059
Michigan 2.5%
Flint Hospital Building Authority,
Hurley Medical Center, Revenue, Refunding, Series 2020, 4.00%, 07/01/2041	460,000	403,395
Grand Rapids Economic Development Corp.,
Michigan Christian Home Obligated Group, Revenue, Refunding, Series 2025 A, 6.13%, 11/01/2060	9,400,000	9,432,241
Kalamazoo Economic Development Corp.,
Friendship Village of Kalamazoo Obligated Group, Revenue, Series 2026 A, 6.25%, 08/15/2056 (c)	4,320,000	4,408,633
Friendship Village of Kalamazoo Obligated Group, Revenue, Series 2026 A, 6.25%, 08/15/2061 (c)	2,240,000	2,277,818
Heritage Community of Kalamazoo Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 05/15/2042	425,000	416,574
Michigan Finance Authority,
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2032	925,000	702,322
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2034	650,000	464,709
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2041	4,075,000	2,518,212
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2051	1,895,000	1,042,248
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	1,080,000	912,091
Huron Academy, Revenue, Refunding, Series 2024, 5.00%, 10/01/2044	1,375,000	1,317,085
Huron Academy, Revenue, Refunding, Series 2024, 5.00%, 10/01/2054	2,795,000	2,503,213
Michigan State Housing Development Authority,
Revenue, Series 2025 A, 4.95%, 12/01/2050 (g)	8,915,000	8,876,062
Revenue, Series 2025 A, 5.00%, 12/01/2055 (g)	20,540,000	20,647,090
Revenue, Series 2025 A-1, 5.30%, 10/01/2055 (g)	10,180,000	10,435,669
Revenue, Series 2025 A-1, 5.50%, 10/01/2068 (g)	58,255,000	60,124,359
Revenue, Series 2025 C, 5.10%, 06/01/2056 (g)	11,515,000	11,630,073
Revenue, Series 2026 A, 4.90%, 12/01/2046 (h)	10,600,000	10,669,233
Revenue, Series 2026 A, 4.95%, 12/01/2051 (h)	12,250,000	12,059,361
Revenue, Series 2026 A, 5.00%, 12/01/2056 (h)	12,500,000	12,469,816
Michigan Strategic Fund,
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 05/15/2044	1,000,000	987,228
Northwestern Regional Airport Authority,
Cherry Capital Airport, Revenue, AMT, Series 2026, 5.25%, 01/01/2051 (h)	4,525,000	4,655,792
Cherry Capital Airport, Revenue, AMT, Series 2026, 5.25%, 01/01/2056 (h)	6,350,000	6,490,451
Tipton Academy,
Revenue, Series 2021, 4.00%, 06/01/2051	925,000	673,538

		186,117,213

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Minnesota 0.3%
City of Bethel Housing and Health Care Facilities,
Second Century Housing & Owatonna Senior Living LLC Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 03/01/2044	1,250,000	1,272,569
Second Century Housing & Owatonna Senior Living LLC Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 03/01/2049	1,400,000	1,378,995
City of Shakopee,
Benedictine Living Community of Shakopee LLC Obligated Group, Revenue, Refunding, Series 2025, 5.75%, 11/01/2055	2,350,000	2,364,347
Benedictine Living Community of Shakopee LLC Obligated Group, Revenue, Refunding, Series 2025, 5.88%, 11/01/2065	3,000,000	3,032,996
City of St Bonifacius,
Augustana Chapel View Homes, Inc., Revenue, Series 2025, 6.50%, 06/01/2060	10,000,000	10,111,600
Dakota County Community Development Agency,
Sanctuary at West St. Paul (The), Revenue, Series 2015, 6.00%, 08/01/2035	2,700,000	2,593,287
Minnesota Health & Education Facilities Authority,
Augsburg University, Revenue, Series 2016 A, 5.00%, 05/01/2046	1,790,000	1,229,390

		21,983,184
Mississippi 0.5%
County of Tunica,
Revenue, Refunding, Series 2019, 6.00%, 10/01/2040	4,560,000	4,659,245
County of Washington,
Delta Regional Medical Center, Revenue, Refunding, Series 2019, 4.25%, 02/01/2036	3,900,000	3,327,698
Mississippi Development Bank,
City of Jackson, Revenue, Refunding, Series 2013 A, 3.25%, 03/01/2036	240,000	185,642
Mississippi Home Corp.,
Revenue, GNMA Insured, Series 2025 A, 4.80%, 12/01/2045 (g)	10,000,000	10,063,802
Revenue, GNMA Insured, Series 2025 A, 4.90%, 12/01/2050 (g)	15,000,000	14,704,308
Natchez-Adams School District,
GO, Series 2020, 1.75%, 03/01/2036	510,000	346,765
GO, Series 2020, 1.75%, 03/01/2037	520,000	338,030
Revenue, Series 2020, 2.38%, 02/01/2037	1,145,000	800,845
Revenue, Series 2020, 2.50%, 02/01/2039	15,000	9,875
Revenue, Series 2020, 2.50%, 02/01/2040	10,000	6,351

		34,442,561
Missouri 1.5%
Bear Creek Community Improvement District,
Revenue, Refunding, Series 2025, 6.25%, 05/01/2045	2,415,000	2,509,602
Cape Girardeau County Industrial Development Authority,
West Park Mall Redevelopment Area, Tax Allocation, Series 2024, 5.50%, 05/01/2044 (c)	3,570,000	3,487,328
West Park Mall Redevelopment Area, Tax Allocation, Series 2024, 5.75%, 05/01/2054 (c)	10,000,000	9,295,777
Citizens Memorial Hospital District,
Revenue, Series 2024 D, 6.75%, 02/01/2053	1,375,000	1,345,021
Grindstone Plaza Transportation Development District,
Revenue, Series 2006 A, 5.50%, 10/01/2031	2,075,000	2,077,103
Revenue, Series 2006 A, 5.55%, 10/01/2036	1,840,000	1,841,312
Hanley,
Eager Road Transportation Development District, Revenue, Refunding, Series 2026, 5.88%, 03/01/2049	2,000,000	1,976,426
Health & Educational Facilities Authority of the State of Missouri,
Bsds, Inc., Revenue, Series 2026, 6.50%, 06/01/2056 (c)	4,015,000	3,920,207
Maryville University of St. Louis, Revenue, Series 2025 A, 5.50%, 06/15/2047	2,880,000	2,824,313
SSM Health Care Obligated Group, Revenue, Series 2018 F, 3.05%, 08/03/2026 (b)(j)	5,085,000	5,085,000

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Missouri
Industrial Development Authority of the City of St. Louis Missouri (The),
Revenue, Refunding, Series 2024 A, 4.88%, 06/15/2034	395,000	399,705
Revenue, Refunding, Series 2024 A, 5.75%, 06/15/2054	7,200,000	7,259,857
Kansas City Industrial Development Authority,
Airport, Revenue, AMT, Series 2019 B, 5.00%, 03/01/2054	10,430,000	10,270,978
City of Kansas City Historic Northeast Redevelopment Area, Revenue, Series 2024 A-1, 5.00%, 06/01/2054 (c)	2,900,000	2,802,639
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2036 (c)	1,000,000	1,000,325
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2046 (c)	3,515,000	3,341,572
Lees Summit Industrial Development Authority,
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.75%, 08/15/2059	1,835,000	1,865,099
Missouri Housing Development Commission,
Revenue, GNMA Insured, Series 2025 C, 4.85%, 11/01/2045 (g)	13,935,000	14,052,847
Revenue, GNMA Insured, Series 2025 C, 4.95%, 11/01/2050 (g)	10,935,000	10,891,925
Revenue, GNMA Insured, Series 2025 C, 5.00%, 11/01/2055 (g)	8,700,000	8,745,364
Revenue, GNMA Insured, Series 2026 C, 4.80%, 11/01/2056	8,450,000	8,079,321
Rolla Industrial Development Authority,
Westside Marketplace Redevelopment Project - RPA 1, Tax Allocation, Series 2017 A, 5.38%, 05/01/2044	850,000	850,121
St Louis County Industrial Development Authority,
Friendship Village St Louis Obligated Group, Revenue, Series 2012, 5.00%, 09/01/2042	30,000	30,004
St. Charles County Industrial Development Authority,
Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 4.25%, 10/01/2034 (c)	1,180,000	1,077,582
Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 5.00%, 10/01/2046 (c)	3,775,000	3,239,783

		108,269,211
Montana 0.2%
City of Kalispell,
Immanuel Living at Buffalo Hill Obligated Group, Revenue, Refunding, Series 2017 A, 5.25%, 05/15/2047	125,000	116,737
Immanuel Living at Buffalo Hill Obligated Group, Revenue, Refunding, Series 2025 A, 6.00%, 05/15/2060	3,000,000	3,039,634
Montana Facility Finance Authority,
Montana Children’s Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2040	750,000	612,809
Montana Children’s Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2044	1,640,000	1,252,162
Montana Children’s Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2050	2,705,000	1,875,100
St John’s Lutheran Ministries, Inc. Obligated Group, Revenue, Refunding, Series 2026A, 6.13%, 11/15/2056	2,500,000	2,511,200
St John’s Lutheran Ministries, Inc. Obligated Group, Revenue, Refunding, Series 2026A, 6.13%, 11/15/2061	4,000,000	4,005,795

		13,413,437
Nebraska 1.0%
Nebraska Investment Finance Authority,
Revenue, GNMA Insured, Series 2025 C, 5.05%, 09/01/2045 (g)	4,900,000	4,981,749
Revenue, GNMA Insured, Series 2025 C, 5.13%, 09/01/2050 (g)	15,000,000	15,164,290
Revenue, GNMA Insured, Series 2025 C, 5.20%, 09/01/2055 (g)	28,145,000	28,409,027

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Nebraska
Village of Boys Town,
Father Flanagan’s Boy’s Home, Revenue, Series 2026, 5.00%, 07/01/2055 (h)	16,725,000	16,627,820
Father Flanagan’s Boy’s Home, Revenue, Series 2026, 5.25%, 07/01/2055 (h)	11,935,000	11,932,988

		77,115,874
Nevada 1.3%
City of Las Vegas,
Special Improvement District No. 613, Special Assessment, Series 2024, 5.25%, 12/01/2047	540,000	541,232
Special Improvement District No. 613, Special Assessment, Series 2024, 5.50%, 12/01/2053	590,000	594,495
Special Improvement District No. 818, Special Assessment, Series 2024, 5.00%, 12/01/2054	1,190,000	1,152,160
Special Improvement District No. 819, Special Assessment, Series 2025, 5.25%, 06/01/2045	325,000	334,005
Special Improvement District No. 819, Special Assessment, Series 2025, 5.50%, 06/01/2055	1,000,000	1,013,075
City of Reno,
2024 Special Assessment District No. 1, Special Assessment, Series 2025, 5.13%, 06/01/2047 (c)	140,000	139,611
2024 Special Assessment District No. 1, Special Assessment, Series 2025, 5.25%, 06/01/2054 (c)	1,225,000	1,209,050
City of Sparks,
Special Improvement District No. 1, Special Assessment, Series 2024, 5.13%, 06/01/2054	500,000	490,884
Reno-Tahoe Airport Authority,
Revenue, AMT, Series 2024 A, 5.25%, 07/01/2054	1,965,000	1,988,573
State of Nevada Department of Business & Industry,
DesertXpress Enterprises LLC, Revenue, AMT, Series 2025 B, 12.00%, 11/02/2026 (a)(b)(c)	143,995,000	92,156,800

		99,619,885
New Hampshire 1.9%
New Hampshire Business Finance Authority,
Revenue, Series 2024, 5.63%, 02/01/2030 (c)	4,500,000	4,499,504
Revenue, Series 2024, 5.88%, 12/15/2032 (c)	12,374,000	12,289,776
Revenue, Series 2024, 0.00%, 12/01/2034 (c)(e)	6,000,000	3,388,140
Revenue, Series 2025, 0.00%, 12/01/2031 (c)(e)	4,500,000	3,285,025
Revenue, Series 2025, 0.00%, 12/15/2032 (c)(e)	5,481,000	3,579,342
Revenue, Series 2025 A, 0.00%, 02/01/2035 (c)(e)	7,500,000	4,330,722
Revenue, Series 2026, 0.00%, 12/15/2041 (e)	20,500,000	7,708,033
Aldeana Azalea and Serenada Project, Revenue, Series 2026, 0.00%, 12/01/2040 (c)(e)	18,892,000	6,632,239
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2041 (c)	3,765,000	3,546,365
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2051 (c)	8,395,000	7,095,152
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2056 (c)	5,725,000	4,712,705
Blue Sky Lockhart LP, Revenue, Series 2026, 0.00%, 12/15/2036 (e)	10,000,000	4,689,268
Ellis County Fresh Water Supply District No. 1, Revenue, Series 2026, 0.00%, 12/15/2039 (e)	19,700,000	7,905,663
Forestar Group Houston Area Projects, Revenue, Series 2026, 6.50%, 12/01/2034 (c)	9,900,000	9,902,353
Lockhart Independent School District, Revenue, Series 2026 A-3, 0.00%, 12/01/2067 (e)	90,185,000	10,020,176
Maine Sustainable Energy Partners LLC, Revenue, Series 2026A, 5.00%, 08/01/2056 (k)	2,385,000	2,364,573
Moonlight Bend Municipal Utility District, Revenue, Series 2025, 0.00%, 12/01/2035 (c)(e)	10,000,000	5,240,982
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.50%, 04/01/2043	200,000	203,308
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.38%, 04/01/2049	295,000	295,266
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.50%, 04/01/2054	275,000	267,456
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.63%, 04/01/2059	350,000	342,258

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Hampshire
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.63%, 04/01/2045	250,000	253,759
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.75%, 04/01/2050	500,000	509,638
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.75%, 04/01/2055	1,410,000	1,412,774
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.88%, 04/01/2060	1,250,000	1,252,562
Pennichuck Water Works, Inc., Revenue, AMT, Series 2026 A, 5.38%, 04/01/2051	175,000	169,431
Pennichuck Water Works, Inc., Revenue, AMT, Series 2026 A, 5.50%, 04/01/2056	225,000	216,252
Pennichuck Water Works, Inc., Revenue, AMT, Series 2026 A, 5.63%, 04/01/2061	335,000	323,075
Reworld Holding Corp., Revenue, Refunding, Series 2020 A, 3.63%, 07/02/2040 (a)(b)(c)	250,000	198,528
The Astro Sunterra Projects, Revenue, Series 2026, 0.00%, 12/15/2034 (c)(e)	3,625,000	2,089,335
The Lariat Phase 2 Project, Revenue, Series 2025, 0.00%, 12/15/2032 (c)(e)	18,091,000	11,662,550
Travis County Municipal Utility District No. 22, Revenue, Series 2025, 0.00%, 12/01/2031 (c)(e)	10,000,000	7,011,914
Waller County Municipal Utility District No. 38, Revenue, Series 2024, 0.00%, 04/01/2032 (c)(e)	4,983,000	3,452,691
New Hampshire Health and Education Facilities Authority Act,
Rivier University, Revenue, Refunding, Series 2024, 5.00%, 02/01/2049	9,945,000	9,543,936

		140,394,751
New Jersey 0.7%
New Jersey Economic Development Authority,
DRP Urban Renewal 4 LLC, Revenue, AMT, Series 2025, 6.63%, 01/01/2045 (c)	7,500,000	7,872,804
LEAP Academy University Charter School, Inc., Revenue, Series 2014 A, 6.20%, 10/01/2044 (c)	100,000	100,047
Lutheran Social Ministries at Crane’s Mill, Inc., Revenue, Refunding, Series 2018, 5.00%, 01/01/2049	2,400,000	2,261,028
United Airlines, Inc., Revenue, AMT, Refunding, Series 2012, 5.75%, 09/15/2027	350,000	350,561
New Jersey Educational Facilities Authority,
Georgian Court University A New Jersey Non Profit Corp., Revenue, Refunding, Series 2017 G, 5.00%, 07/01/2035	1,485,000	1,413,171
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.63%, 07/01/2034	65,000	53,793
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2036	405,000	360,006
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 4.00%, 07/01/2042	140,000	102,901
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2047	5,860,000	4,604,058
New Jersey Higher Education Student Assistance Authority,
Revenue, AMT, Refunding, Series 2026 B, 5.25%, 12/01/2056	2,300,000	2,237,148
New Jersey Transportation Trust Fund Authority,
State of New Jersey, Revenue, Series 2025 AA, 5.00%, 06/15/2055 (g)	35,445,000	35,855,588

		55,211,105
New Mexico 0.1%
Aspire Public Improvement District,
Special Tax, Series 2024, 5.05%, 10/01/2044	500,000	479,084
Special Tax, Series 2024, 5.30%, 10/01/2053	810,000	743,814
Lower Petroglyphs Public Improvement District,
Special Tax, Refunding, Series 2018, 5.00%, 10/01/2048	1,150,000	1,121,423

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Mexico
New Mexico Mortgage Finance Authority,
Revenue, GNMA Insured, Series 2025 C, 5.05%, 09/01/2050	2,315,000	2,347,713
Revenue, GNMA Insured, Series 2025 C, 5.10%, 09/01/2055	2,975,000	2,999,025
Tierra Del Oro Public Improvement District,
Special Tax, Series 2025, 5.75%, 10/01/2054	1,570,000	1,551,452

		9,242,511
New York 6.2%
Allegany County Capital Resource Corp.,
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2037	1,525,000	1,417,860
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2042	1,925,000	1,712,042
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2052	6,185,000	4,975,938
Buffalo & Erie County Industrial Land Development Corp.,
D’Youville University, Revenue, Series 2026 A, 7.75%, 05/01/2055	7,500,000	7,806,046
Buffalo Sewer Authority,
Revenue, Series 2021, 1.75%, 06/15/2049 (a)	3,030,000	2,271,036
Build NYC Resource Corp.,
Albert Einstein College of Medicine, Inc., Revenue, Series 2015, 5.50%, 09/01/2045 (c)	3,245,000	3,197,423
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2044 (c)	725,000	701,557
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2049 (c)	1,260,000	1,151,643
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2059 (c)	5,375,000	4,692,597
Chautauqua Tobacco Asset Securitization Corp.,
Revenue, Refunding, Series 2014, 5.00%, 06/01/2048	5,300,000	4,070,133
City of Ithaca,
GO, Series 2016 B, 3.00%, 04/15/2042	100,000	73,971
City of New York,
GO, Series 2021-3, 3.05%, 08/03/2026 (b)(j)	28,810,000	28,810,000
Jefferson County Civic Facility Development Corp.,
Samaritan Medical Center Obligated Group, Revenue, Refunding, Series 2017 A, 4.00%, 11/01/2042	155,000	124,770
Samaritan Medical Center Obligated Group, Revenue, Refunding, Series 2017 A, 4.00%, 11/01/2047	3,460,000	2,563,906
Monroe County Industrial Development Corp.,
Eugenio Maria de Hostos Charter School, Revenue, Series 2024 A, 5.00%, 07/01/2059 (c)	700,000	597,776
St. Ann’s of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2040	4,850,000	4,732,773
St. Ann’s of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2050	8,515,000	7,612,797
New York City Housing Development Corp.,
Revenue, FHLMC Insured, Series 2025 A, 5.20%, 02/01/2055 (g)	30,000,000	30,063,599
Revenue, Series 2025 A-1, 4.80%, 11/01/2055 (h)	5,250,000	5,253,153
Revenue, Series 2025 B-1, 5.20%, 11/01/2050	450,000	456,153
Revenue, Series 2025 B-1, 5.25%, 11/01/2055	750,000	754,036
Revenue, Series 2025 B-1, 5.30%, 11/01/2060	1,235,000	1,254,822
Revenue, Series 2025 B-1, 5.35%, 11/01/2064	1,065,000	1,083,888
Revenue, Series 2025 C-1, 5.13%, 11/01/2055	7,000,000	6,969,921
Revenue, Series 2025 C-1, 5.20%, 11/01/2060	5,000,000	5,048,634
Revenue, Series 2025 C-1, 5.25%, 05/01/2065	10,120,000	10,234,456
Revenue, Series 2026 D, 5.00%, 05/01/2056 (h)	28,635,000	28,419,108
Revenue, Series 2026 E-1- A, 5.00%, 05/01/2056 (h)	24,875,000	24,880,915
Revenue, Series 2026 E-1-A, 4.85%, 11/01/2051 (h)	8,820,000	8,586,695
New York City Municipal Water Finance Authority,
New York City Water & Sewer System, Revenue, Series 2021 SUB EE-1, 3.00%, 08/03/2026 (b)(j)	14,000,000	14,000,000

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York
New York Counties Tobacco Trust IV,
Revenue, Series 2005 A, 5.00%, 06/01/2042	570,000	456,553
Revenue, Series 2005 A, 5.00%, 06/01/2045	26,365,000	19,176,891
New York Liberty Development Corp.,
3 World Trade Center LLC, Revenue, Refunding, Series 2014, 5.00%, 11/15/2044 (c)	5,000,000	5,006,858
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (c)	2,000,000	2,004,142
New York State Dormitory Authority,
St. Joseph’s College, Revenue, Series 2021, 5.00%, 07/01/2051	1,750,000	1,411,346
New York State Housing Finance Agency,
Revenue, Series 2025 A1, 4.90%, 11/01/2068	2,175,000	2,123,606
Revenue, Series 2025 D-1, 4.90%, 11/01/2055	670,000	663,972
Revenue, Series 2025 D-1, 4.95%, 11/01/2060 (g)	17,955,000	17,476,767
Revenue, Series 2025 D-1, 5.00%, 05/01/2069 (g)	1,800,000	1,788,801
Revenue, Series 2026 D-1, 4.95%, 05/01/2056	17,930,000	17,833,381
New York State Thruway Authority,
State of New York Personal Income Tax, Revenue, Series 2026A, 5.00%, 09/15/2052	15,000,000	15,302,874
New York Transportation Development Corp.,
JFK Millennium Partners LLC, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 12/31/2054	1,950,000	1,976,016
JFK Millennium Partners LLC, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 12/31/2060	43,105,000	43,609,298
JFK NTO LLC, Revenue, AMT, AG Insured, Series 2023, 5.13%, 06/30/2060 (h)	9,650,000	9,587,637
Oneida Indian Nation of New York,
Revenue, Series 2024 B, 6.00%, 09/01/2043 (c)	5,500,000	5,876,549
Onondaga Civic Development Corp.,
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 08/01/2044	7,185,000	6,651,227
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.38%, 08/01/2054	15,355,000	14,273,842
Rockland County Economic Assistance Corp.,
Bon Secours Health System, Inc. Obligated Group, Revenue, Series 2025, 7.50%, 11/01/2055	735,000	802,798
Suffolk Regional Off-Track Betting Corp.,
Revenue, Series 2024, 6.00%, 12/01/2053	11,000,000	11,183,467
Syracuse Industrial Development Agency,
Carousel Center Co. LP, Revenue, AMT, Refunding, Series 2016 A, 5.00%, 01/01/2035	2,000,000	1,609,822
Carousel Center Co. LP, Revenue, AMT, Refunding, Series 2016 A, 5.00%, 01/01/2036	2,100,000	1,659,510
Ulster County Capital Resource Corp.,
Woodland Pond, Inc. Obligated Group, Revenue, Series 2025, 5.88%, 09/15/2059 (c)	4,750,000	4,749,861
Westchester County Local Development Corp.,
Bethel Methodist Home (The), Revenue, Refunding, Series 2020 A, 5.00%, 07/01/2040	1,000,000	917,149
Bethel Methodist Home (The), Revenue, Refunding, Series 2020 A, 5.13%, 07/01/2055	6,090,000	5,017,250
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 07/01/2056 (c)	7,250,000	6,446,108
QSH/Tarrytown LLC, Revenue, Senior Lien, Series 2026 A, 6.38%, 12/01/2055 (c)	1,460,000	1,504,215
QSH/Tarrytown LLC, Revenue, Senior Lien, Series 2026 A, 6.50%, 12/01/2065 (c)	3,335,000	3,439,390
Westchester County Health Care Corp. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2046	720,000	656,666

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York
Westchester County Health Care Corp. Obligated Group, Revenue, Series 2025, 7.25%, 11/01/2045	15,000,000	16,560,040
Westchester County Healthcare Corp., Revenue, AG Insured, Series 2025, 6.50%, 11/01/2055	5,500,000	6,051,375
Westchester County Healthcare Corp., Revenue, Series 2025, 7.50%, 11/01/2055	18,765,000	20,537,433

		459,872,492
North Carolina 0.8%
Charlotte-Mecklenburg Hospital Authority (The),
Atrium Health Obligated Group, Revenue, Series 2018 G, 3.00%, 08/03/2026 (b)(j)	2,750,000	2,750,000
North Carolina Capital Facilities Finance Agency,
Meredith College, Revenue, Refunding, Series 2018, 5.00%, 06/01/2038	3,095,000	2,995,075
North Carolina Housing Finance Agency,
Revenue, GNMA Insured, Series 61, 4.80%, 07/01/2051 (g)	13,215,000	12,726,682
Revenue, GNMA Insured, Series 61, 4.85%, 07/01/2057 (g)	22,190,000	21,548,565
North Carolina Medical Care Commission,
ASHF HoldCo 1 LLC Obligated Group, Revenue, Series 2026 A, 7.00%, 11/01/2055 (c)	7,475,000	7,576,629
Carolina Village Obligated Group, Revenue, Refunding, Series 2026A, 5.50%, 04/01/2056	2,200,000	2,155,663
Lutheran Retirement Ministries of Alamance County Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2044	2,005,000	2,017,861
Penick Village Obligated Group, Revenue, Series 2024 A, 5.50%, 09/01/2044	1,380,000	1,434,684
Penick Village Obligated Group, Revenue, Series 2024 A, 5.50%, 09/01/2054	3,630,000	3,636,614

		56,841,773
North Dakota 0.2%
City of Horace,
GO, Special Assessment, Refunding, Series 2024 A, 5.38%, 05/01/2050	800,000	810,135
GO, Special Assessment, Refunding, Series 2024 C, 4.75%, 05/01/2044	1,100,000	1,050,677
GO, Special Assessment, Refunding, Series 2024 C, 5.00%, 05/01/2050	3,000,000	2,802,685
GO, Special Assessment, Refunding, BAM Insured, Series 2026 A, 4.75%, 05/01/2052	1,300,000	1,251,980
City of Mayville,
GO, Special Assessment, Refunding, Series 2024, 5.00%, 05/01/2044	2,825,000	2,751,440
County of Ward,
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2043	2,800,000	2,607,876
North Dakota Housing Finance Agency,
Revenue, Series 2025 C, 5.00%, 07/01/2053	2,180,000	2,189,525

		13,464,318
Ohio 3.9%
Blanchard Valley Port Authority,
Findlay AAL LLC, Revenue, Series 2026 A, 6.25%, 01/01/2046 (c)	2,500,000	2,509,585
Buckeye Tobacco Settlement Financing Authority,
Revenue, Senior Lien, Refunding, Series 2020 B-2, Class 2, 5.00%, 06/01/2055	200,000	151,230
Revenue, Senior Lien, Refunding, Series 2020 B-3, Class 2, 0.00%, 06/01/2057 (e)	427,200,000	28,396,283
City of Brecksville,
Valor Acres TIF Area, Tax Allocation, Series 2022, 5.63%, 12/01/2053 (c)	3,840,000	3,705,258
City of Norwood,
Rockwood Exchange Tax Increment Fund, Tax Allocation, Refunding, Series 2025, 5.00%, 12/01/2041	1,000,000	1,023,302
Columbus-Franklin County Finance Authority,
Columbus AAL LP, Revenue, Series 2025 A, 6.05%, 01/01/2046 (c)	3,700,000	3,756,297
Vivera Brookshire LLC, Revenue, Series 2026 A, 6.30%, 01/01/2046 (c)	4,250,000	4,242,197
Vivera Rosewood LLC, Revenue, Series 2026 A, 6.30%, 01/01/2046 (c)	4,900,000	4,891,004
County of Cuyahoga,
GO, Series 2026, 5.00%, 12/01/2064 (h)	27,050,000	27,285,143

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio
Eliza Jennings Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 05/15/2032	1,800,000	1,818,219
County of Fairfield,
Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.13%, 06/15/2033	9,615,000	9,411,571
Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.00%, 06/15/2043	4,345,000	3,728,347
County of Franklin,
Nationwide Children’s Hospital, Inc., Revenue, Series 2025 B-2, 3.05%, 08/03/2026 (b)(j)	11,000,000	11,000,000
County of Hardin,
Ohio Northern University, Revenue, Refunding, Series 2020, 5.00%, 05/01/2030	1,000,000	989,688
Ohio Northern University, Revenue, Refunding, Series 2020, 5.25%, 05/01/2040	2,425,000	2,254,771
Ohio Northern University, Revenue, Refunding, Series 2020, 5.50%, 05/01/2050	4,000,000	3,559,554
County of Lucas,
Genacross Lutheran Services Obligated Group, Revenue, Refunding, Series 2025, 6.75%, 11/01/2030 (a)(b)	13,050,000	12,967,954
Promedica Healthcare Obligated Group, Revenue, Series 2015 B, 4.00%, 11/15/2045	2,460,000	2,076,623
County of Washington,
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.63%, 12/01/2042	100,000	104,954
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	24,760,000	25,542,312
Dayton-Montgomery County Port Authority,
Springfield AAL LLC, Revenue, Series 2025 A, 6.63%, 01/01/2045 (c)	6,500,000	6,835,385
Delaware County Finance Authority,
Revenue, Series 2025 C-2, 6.25%, 12/01/2043	1,645,000	1,737,723
Common Bond Fund, Revenue, Series 2024 B, 5.38%, 12/01/2038	3,675,000	3,730,672
Jefferson County Port Authority,
JSW Steel USA Ohio, Inc., Revenue, AMT, Series 2021, 3.50%, 12/01/2051 (c)	3,000,000	2,423,184
Lancaster Port Authority,
Vivera Fairfield LLC, Revenue, Series 2026A, 6.38%, 01/01/2046 (c)(k)	3,975,000	3,972,764
Ohio Higher Educational Facility Commission,
Ashtabula County Medical Center Obligated Group, Revenue, Series 2022, 5.25%, 01/01/2052	250,000	245,273
Ohio Housing Finance Agency,
Revenue, GNMA Insured, Series 2024 C, 4.70%, 09/01/2054	8,555,000	8,356,640
Revenue, GNMA Insured, Series 2025 A, 4.70%, 09/01/2055 (g)	23,005,000	22,042,383
Revenue, Refunding, GNMA Insured, Series 2026C, 5.00%, 09/01/2056 (k)	2,600,000	2,593,913
Amherst AAL LP, Revenue, Series 2025 A, 6.25%, 01/01/2045 (c)	4,210,000	4,363,680
Ashford at the Enclave LLC, Revenue, Series 2025 A, 6.50%, 01/01/2045 (c)	5,460,000	5,657,094
Bedford Heights AAL LP, Revenue, Series 2025, 6.38%, 01/01/2045 (c)	3,370,000	3,517,050
Canton AAL LP, Revenue, Series 2025 A, 6.25%, 01/01/2045 (c)	3,570,000	3,700,318
Cuyahoga Falls AAL LP, Revenue, Series 2025 A, 6.25%, 01/01/2045 (c)	4,340,000	4,498,426
Green Oaks of Canal Winchester LLC, Revenue, Series 2025 A, 6.30%, 01/01/2045	5,660,000	5,787,875
Green Oaks of Holland LLC, Revenue, Series 2025 A, 6.30%, 01/01/2045	6,355,000	6,498,577
Green Oaks of Walnut Creek LLC, Revenue, Series 2026A, 6.38%, 01/01/2046 (c)(k)	3,825,000	3,820,065
Havens Edge Apartments LLC, Revenue, Series 2025 A, 5.70%, 08/01/2043 (c)	3,500,000	3,576,652
Mansfield AAL LP, Revenue, Series 2024, 6.00%, 01/01/2045 (c)	4,480,000	4,541,188
Mason AAL LP, Revenue, Series 2025 A, 6.10%, 01/01/2046 (c)	3,000,000	3,056,389

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio
Port of Greater Cincinnati Development Authority,
Revenue, Senior Lien, Refunding, Series 2026, 6.25%, 03/01/2051 (c)	2,000,000	2,063,702
Revenue, Senior Lien, Refunding, Series 2026, 5.75%, 03/01/2059 (c)	4,060,000	3,928,764
RBM Phase 3 Garage Project, Tax Allocation, Series 2024, 5.13%, 12/01/2055	3,250,000	3,224,140
Vivera Northbrook LLC, Revenue, Series 2025 A, 6.50%, 01/01/2045 (c)	4,500,000	4,677,911
Southeastern Ohio Port Authority,
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 12/01/2035	1,750,000	1,670,341
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 12/01/2043	6,695,000	5,929,197
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.50%, 12/01/2043	6,525,000	6,165,260
Summit County Development Finance Authority,
UAkronPark, Inc., Revenue, Series 2023, 5.63%, 12/01/2048	800,000	838,926
UAkronPark, Inc., Revenue, Series 2023, 5.75%, 12/01/2053	1,400,000	1,467,700
UAkronPark, Inc., Revenue, Series 2023, 6.00%, 12/01/2058	3,000,000	3,177,079
Toledo-Lucas County Port Authority,
ParkUToledo, Inc., Revenue, Series 2021, 4.00%, 01/01/2046	1,000,000	910,607
Warren County Port Authority,
Ohio Communities Accelerator Fund, Revenue, Series 2018 G-1, 5.13%, 12/01/2038	400,000	400,025
Ohio Communities Accelerator Fund, Revenue, Series 2024 A, 6.70%, 12/01/2056	605,000	643,136
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, Series 2025 E, 6.25%, 12/01/2055	1,190,000	1,222,612

		286,688,943
Oklahoma 0.4%
Commerce Development Authority,
City of Commerce, Revenue, Series 2025, 5.75%, 01/01/2045	370,000	374,606
City of Commerce, Revenue, Series 2025, 6.00%, 01/01/2055	1,720,000	1,733,964
Mannford Public Works Authority,
Revenue, Refunding, Series 2021, 3.25%, 01/01/2051	1,500,000	1,007,731
Norman Regional Hospital Authority,
Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 09/01/2037	920,000	597,038
Obligated Group, Revenue, Series 2019, 3.25%, 09/01/2039	195,000	126,498
Obligated Group, Revenue, Series 2019, 4.00%, 09/01/2045	800,000	518,800
Oklahoma County Finance Authority,
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.00%, 06/15/2044 (c)	1,800,000	1,775,446
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.25%, 06/15/2054 (c)	3,200,000	3,069,917
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.50%, 06/15/2064 (c)	11,650,000	11,400,549
Oklahoma Development Finance Authority,
OU Medicine Obligated Group, Revenue, Series 2018 B, 5.25%, 08/15/2043	35,000	35,082
OU Medicine Obligated Group, Revenue, Series 2018 B, 5.50%, 08/15/2057	2,100,000	2,076,605
Tulsa Authority for Economic Opportunity,
Increment District No. 15, Tax Allocation, Series 2025, 5.50%, 12/01/2035 (c)	1,345,000	1,372,765
Increment District No. 15, Tax Allocation, Series 2025, 6.75%, 12/01/2045 (c)	4,720,000	5,005,625
Wagoner County Development Authority,
Revenue, Series 2025, 6.50%, 05/01/2035	2,265,000	2,301,029

		31,395,655

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Oregon 1.6%
Astoria Hospital Facilities Authority,
Columbia Lutheran Charities Obligated Group, Revenue, Series 2024, 5.25%, 08/01/2054	4,250,000	4,248,546
City of Redmond,
GO, AMT, Series 2025 A, 5.50%, 06/01/2052 (g)	10,500,000	10,883,018
Oregon State Facilities Authority,
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-1, 7.00%, 03/01/2045 (c)	4,000,000	4,320,676
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-1, 7.25%, 03/01/2060 (c)	24,850,000	26,702,590
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-2, 7.00%, 03/01/2045 (c)	2,000,000	2,160,338
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-2, 7.25%, 03/01/2060 (c)	19,620,000	21,068,586
Portland Village School, Revenue, Series 2024 A, 6.75%, 12/15/2054 (c)	4,000,000	3,726,409
Southern Oregon Goodwill Industries, Revenue, Series 2025 A, 5.50%, 12/01/2054	2,250,000	2,258,565
Willamette University, Revenue, Refunding, Series 2016 B, 3.00%, 10/01/2045	520,000	355,769
Willamette University, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2051	850,000	666,204
Polk County Hospital Facility Authority,
Dallas Mennonite Retirement Community Obligated Group, Revenue, Series 2020 A, 5.13%, 07/01/2055	1,000,000	920,177
Port of Portland,
Airport, Revenue, AMT, Series 28, 5.00%, 07/01/2052 (g)	23,305,000	23,364,227
Airport, Revenue, AMT, Series 29, 5.50%, 07/01/2053 (h)	1,675,000	1,734,062
Airport, Revenue, AMT, Series 30 A, 5.25%, 07/01/2054 (h)	8,090,000	8,287,689
Yamhill County Hospital Authority,
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2046	1,300,000	1,131,322
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2051	1,005,000	827,958
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 11/15/2046	3,040,000	2,645,554
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 11/15/2051	1,650,000	1,359,333
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 11/15/2056	1,990,000	1,595,803

		118,256,826
Pennsylvania 5.7%
Beaver County Industrial Development Authority,
Energy Harbor Generation LLC, Revenue, Refunding, Series B, 3.75%, 10/01/2047	4,855,000	4,044,726
Berks County Industrial Development Authority,
Heritage Campus Green Hills Obligated Group, Revenue, Refunding, Series 2024 D, 8.00%, 04/01/2029 (a)(b)(c)	3,440,000	3,061,958
Heritage Campus Green Hills Obligated Group, Revenue, Senior Lien, Refunding, Series 2024 C, 5.00%, 04/01/2029 (a)(b)(c)	2,738,000	2,517,399
Tower Health Obligated Group, Revenue, Refunding, Series 2017, 4.00%, 11/01/2047	200,000	126,179
Berks County Municipal Authority (The),
Tower Health Obligated Group, Revenue, Series 2024 A-3, 5.00%, 06/30/2039	56,447,000	52,994,893
Tower Health Obligated Group, Revenue, Series 2024 B-1, 0.00%, 06/30/2044 (i)	52,146,000	39,531,231
Bucks County Industrial Development Authority,
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2054	5,000,000	4,859,485

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania
Butler County Hospital Authority,
Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2035	4,430,000	4,430,183
Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2039	3,710,000	3,555,210
DuBois Hospital Authority,
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2043	345,000	282,938
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2043	3,850,000	3,699,461
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2048	235,000	187,607
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2048	1,865,000	1,698,812
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 4.00%, 07/15/2045	335,000	275,034
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 4.00%, 07/15/2050	7,075,000	5,554,854
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2037	150,000	145,836
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 3.00%, 07/15/2046	285,000	189,424
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 07/15/2051	2,095,000	1,629,789
Glendale Valley Municipal Authority,
Revenue, Refunding, Series 2018, 4.75%, 12/01/2039	400,000	346,018
Huntingdon County General Authority,
Juniata College, Revenue, Refunding, Series 2021 TT-3, 5.00%, 10/01/2051	12,020,000	10,532,389
Monroe County Industrial Development Authority,
Tobyhanna Township TIF District, Tax Allocation, Refunding, Series 2025, 5.00%, 07/01/2031	2,330,000	2,384,022
Northeastern Pennsylvania Hospital and Education Authority,
King’s College, Revenue, Series 2019, 3.25%, 05/01/2035	150,000	133,003
King’s College, Revenue, Series 2019, 3.38%, 05/01/2037	340,000	295,386
King’s College, Revenue, Series 2019, 5.00%, 05/01/2044	820,000	779,744
King’s College, Revenue, Series 2019, 5.00%, 05/01/2049	2,265,000	2,064,318
Pennsylvania Economic Development Financing Authority,
Noble Environmental, Inc., Revenue, AMT, Series 2025, 6.88%, 09/01/2047 (c)	22,000,000	23,978,513
Pennsylvania Higher Education Assistance Agency,
Revenue, AMT, Series 2020 B, 3.00%, 06/01/2047	835,000	575,936
Revenue, AMT, Series 2026-1C, 5.25%, 06/01/2053	4,000,000	3,807,330
Pennsylvania Higher Educational Facilities Authority,
Assessment Area 2, Revenue, AG Insured, Series 2007 A, (3-month SOFR+0.65%), 3.32%, 07/01/2039 (l)	500,000	474,777
Widener University, Revenue, Refunding, Series 2014, 5.00%, 07/15/2038	1,810,000	1,761,779
Pennsylvania Housing Finance Agency,
Revenue, Series 2023 143A, 5.38%, 10/01/2046 (g)	15,440,000	16,016,216
Revenue, Series 2023-143 A, 5.45%, 04/01/2051 (g)	10,640,000	10,857,492
Revenue, Series 2025 148 A, 4.75%, 10/01/2050 (g)	30,020,000	29,282,757
Revenue, Series 2025 148 A, 4.80%, 10/01/2055 (g)	36,000,000	34,457,944
Revenue, Series 2025-149A, 5.15%, 10/01/2050 (g)	32,845,000	33,048,829
Revenue, Refunding, Series 2025-150A, 5.15%, 10/01/2045 (h)	20,000,000	20,428,263
Revenue, Refunding, Series 2025-150A, 5.20%, 10/01/2050 (h)	30,445,000	30,707,893
Revenue, Refunding, Series 2025-150A, 5.25%, 10/01/2052 (g)	19,000,000	19,031,739
Revenue, Series 2026-153A, 4.75%, 10/01/2046 (h)	7,000,000	6,975,485
Philadelphia Authority for Industrial Development,
Philadelphia Performing Arts Charter School, Revenue, Refunding, Series 2020, 5.00%, 06/15/2050 (c)	3,700,000	3,403,404
Quakertown General Authority,
Special Assessment, Series 2025, 6.50%, 03/01/2055 (c)	12,500,000	13,093,928

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania
Scranton-Lackawanna Health and Welfare Authority,
Marywood University, Revenue, Refunding, Series 2016, 5.00%, 06/01/2036	400,000	371,482
St. Mary Hospital Authority,
Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR+0.83%), 3.45%, 11/15/2034 (l)	1,890,000	1,883,171
Westmoreland County Industrial Development Authority,
Redstone Presbyterian Seniorcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 05/15/2041	7,980,000	6,780,226
Redstone Presbyterian Seniorcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 05/15/2047	6,230,000	4,803,382
Wilkins Area Industrial Development Authority,
Jewish Association on Aging Obligated Group, Revenue, Series 2025 A, 7.00%, 04/01/2060 (c)	13,000,000	13,128,930

		420,189,375
Puerto Rico 0.1%
Children’s Trust Fund,
Revenue, Series 2002, 5.63%, 05/15/2043	295,000	298,954
Revenue, Series 2008 B, 0.00%, 05/15/2057 (e)	72,305,000	2,223,646
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority,
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-1, 6.75%, 01/01/2045	5,000,000	5,627,673
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.50%, 01/01/2042	1,765,000	1,982,531

		10,132,804
Rhode Island 1.2%
Rhode Island Health and Educational Building Corp.,
Chartercare Health of Rhode Island Obligated Group, Revenue, Series 2026 A, 8.50%, 10/01/2056	19,400,000	21,256,105
Rhode Island Housing & Mortgage Finance Corp.,
Revenue, GNMA Insured, Series 83-A, 4.90%, 10/01/2054 (g)	16,760,000	16,327,253
Revenue, Refunding, GNMA Insured, Series 85-A, 4.65%, 10/01/2050 (g)	9,250,000	8,981,984
Revenue, GNMA Insured, Series 86-A, 5.20%, 10/01/2050	5,000,000	5,072,903
Revenue, GNMA Insured, Series 86-A, 5.25%, 10/01/2055	10,000,000	10,146,531
Tobacco Settlement Financing Corp.,
Revenue, Series 2007 A, 0.00%, 06/01/2052 (e)	194,340,000	26,035,555

		87,820,331
South Carolina 0.7%
County of Lancaster,
Roselyn Residential Improvement District, Special Assessment, Series 2025, 6.00%, 06/01/2045 (c)	1,000,000	1,041,992
Roselyn Residential Improvement District, Special Assessment, Series 2025, 6.20%, 06/01/2055 (c)	1,500,000	1,535,950
South Carolina Jobs-Economic Development Authority,
Connexion Communities Obligated Group, Revenue, Series 2025 A1, 6.75%, 10/15/2060 (c)	32,000,000	32,711,411
Libertas Academy Woodruff, Revenue, Series 2025 A, 7.15%, 08/15/2055 (c)	2,000,000	2,063,936
Libertas Academy Woodruff, Revenue, Series 2025 A, 7.25%, 08/15/2065 (c)	4,000,000	4,115,855
Novant Health Obligated Group, Revenue, Series 2024 A, 4.50%, 11/01/2054	12,445,000	11,789,561

		53,258,705
South Dakota 0.2%
Flandreau Santee Sioux Tribe of South Dakota,
Series 2026, 7.13%, 09/15/2045 (c)	14,000,000	13,615,279

Tennessee 1.1%
Chattanooga Health Educational & Housing Facility Board,
Overlook Apts LP (The), Revenue, FHLMC Insured, Series 2025 A, 4.65%, 08/01/2042 (a)(b)	6,560,000	6,416,526

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Tennessee
Metropolitan Government Nashville & Davidson County Industrial Development Board,
South Nashville Central Business Improvement District, Special Assessment, Senior Lien, Series 2021 B, 0.00%, 06/01/2043 (c)(e)	1,610,000	725,303
Metropolitan Nashville Airport Authority (The),
Revenue, AMT, Series 2019 B, 5.00%, 07/01/2054	3,125,000	3,077,078
Revenue, AMT, Series 2026 B, 5.25%, 07/01/2056 (h)	22,750,000	23,244,371
Revenue, AMT, Series 2026 B, 5.50%, 07/01/2056 (h)	14,075,000	14,653,603
Shelby County Health & Educational Facilities Board,
Madrone Memphis Student Housing I LLC, Revenue, Series 2024 A-1, 5.25%, 06/01/2056 (c)	2,125,000	2,031,737
Shelby County Health Educational & Housing Facilities Board,
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.38%, 09/01/2041	3,230,000	2,863,987
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.50%, 09/01/2047	7,340,000	6,383,319
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 4.00%, 09/01/2031 (c)	65,000	58,691
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 4.25%, 09/01/2037 (c)	870,000	713,466
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 09/01/2037 (c)	100,000	87,847
Tennessee Housing Development Agency,
Revenue, Refunding, GNMA Insured, Series 2025-1A, 4.90%, 07/01/2045 (g)	3,000,000	3,043,469
Revenue, Refunding, GNMA Insured, Series 2025-1A, 5.00%, 07/01/2050 (g)	3,750,000	3,782,601
Revenue, Refunding, GNMA Insured, Series 2025-1A, 5.05%, 07/01/2055 (g)	2,250,000	2,267,470
Williamson County Industrial Development Board,
Franklin Classical School, Revenue, Series 2025, 7.25%, 07/01/2055 (c)	12,800,000	13,024,778

		82,374,246
Texas 7.3%
Arlington Higher Education Finance Corp.,
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2041	3,000,000	2,576,246
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2051	15,330,000	11,948,320
Cypress Christian School, Inc., Revenue, Series 2024, 5.75%, 06/01/2043 (c)	1,500,000	1,520,322
Cypress Christian School, Inc., Revenue, Series 2024, 6.25%, 06/01/2063 (c)	1,200,000	1,201,633
Bexar County Health Facilities Development Corp.,
Army Retirement Residence Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 07/15/2031	10,000	9,830
City of Alvarado,
Lone Oak Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.75%, 09/01/2045 (c)	725,000	748,864
Lone Oak Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/01/2054 (c)	850,000	867,473
City of Anna,
Special Assessment, Series 2026, 5.75%, 09/15/2056	2,030,000	1,971,616
Crystal Park Public Improvement District No. 2 Improvement Area, Special Assessment, Series 2025, 5.88%, 09/15/2055 (c)	875,000	892,254
Hurricane Creek Public Improvement District Improvement Area No. 3, Special Assessment, Series 2026, 5.63%, 09/01/2046 (c)	1,000,000	1,007,512
Hurricane Creek Public Improvement District Improvement Area No. 3, Special Assessment, Series 2026, 5.88%, 09/01/2056 (c)	1,975,000	1,978,532

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Meadow Vista Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.50%, 09/15/2044 (c)	850,000	867,899
Meadow Vista Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.75%, 09/15/2054 (c)	1,300,000	1,311,683
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special Assessment, Series 2021, 4.00%, 09/15/2041 (c)	1,867,000	1,714,307
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special Assessment, Series 2021, 4.25%, 09/15/2051 (c)	1,407,000	1,194,191
Sherley Tract Public Improvement District No. 2 Improvement Area No. 2-4, Special Assessment, Series 2026, 5.63%, 09/15/2046 (c)	750,000	744,012
Sherley Tract Public Improvement District No. 2 Improvement Area No. 2-4, Special Assessment, Series 2026, 6.00%, 09/15/2056 (c)	1,230,000	1,208,707
The Woods at Lindsey Place Public Improvement District Area 2-3, Special Assessment, Series 2025, 5.50%, 09/15/2055	1,500,000	1,506,480
City of Austin,
Whisper Valley Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.00%, 11/01/2044 (c)	560,000	560,498
City of Bastrop,
Valverde Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/01/2045 (c)	600,000	606,210
Valverde Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.63%, 09/01/2055 (c)	1,000,000	1,004,617
City of Blue Ridge,
Blue Ridge Crossing Public Improvement District, Special Assessment, Series 2025, 5.63%, 09/15/2045 (c)	500,000	515,431
Blue Ridge Crossing Public Improvement District, Special Assessment, Series 2025, 5.88%, 09/15/2055 (c)	680,000	692,604
City of Boyd,
Special Assessment, Series 2025, 5.63%, 09/15/2045 (c)	760,000	785,287
Special Assessment, Series 2025, 5.88%, 09/15/2055 (c)	1,000,000	1,023,843
City of Buda,
Persimmon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.88%, 09/01/2045 (c)	1,500,000	1,516,460
Persimmon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/01/2055 (c)	3,000,000	2,941,466
Persimmon Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 6.75%, 09/01/2055 (c)	3,000,000	2,945,709
City of Caddo Mills,
Enclave of Bahamas Public Improvement District Improvement Area 1, Special Assessment, Series 2025, 6.20%, 09/15/2045 (c)	2,245,000	2,313,537
Enclave of Bahamas Public Improvement District Improvement Area 1, Special Assessment, Series 2025, 6.35%, 09/15/2055 (c)	4,140,000	4,214,229
City of Celina,
Special Assessment, Series 2024, 5.50%, 09/01/2044 (c)	475,000	485,520
Special Assessment, Series 2024, 5.75%, 09/01/2054 (c)	1,246,000	1,259,748
Celina Hills Public Improvement District, Special Assessment, Series 2022, 4.88%, 09/01/2042 (c)	1,084,000	1,075,653
Lakes at Mustang Ranch Public Improvement District Phases 8-9, Special Assessment, Series 2025, 5.63%, 09/01/2055 (c)	750,000	738,421
Legacy Celina Public Improvement District, Special Assessment, Series 2025, 5.88%, 09/01/2045	1,000,000	1,008,157
Legacy Celina Public Improvement District, Special Assessment, Series 2025, 6.13%, 09/01/2055	1,000,000	987,985
Mosaic Public Improvement District Area No. 2, Special Assessment, Series 2024, 5.13%, 09/01/2044 (c)	1,750,000	1,779,504
Mosaic Public Improvement District Area No. 2, Special Assessment, Series 2024, 5.50%, 09/01/2054 (c)	4,000,000	4,019,736
Mosaic Public Improvement District Phase No. 1B, Special Assessment, Series 2024, 5.13%, 09/01/2044 (c)	360,000	367,019
Mosaic Public Improvement District Phase No. 1B, Special Assessment, Series 2024, 5.38%, 09/01/2053 (c)	500,000	498,836

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
North Sky Public Improvement District Improvement Area No. 2, Special Assessment, Series 2026, 5.60%, 09/01/2055 (k)	1,000,000	979,661
Sutton Fields East Public Improvement District Phase No. 1, Special Assessment, Series 2022, 4.00%, 09/01/2043 (c)	2,059,000	1,810,885
Sutton Fields East Public Improvement District Phase No. 2, Special Assessment, Series 2025, 5.38%, 09/01/2045 (c)	500,000	495,119
Sutton Fields East Public Improvement District Phase No. 2, Special Assessment, Series 2025, 5.63%, 09/01/2055 (c)	875,000	850,645
City of Corpus Christi,
Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, Series 2024, 6.13%, 09/15/2044	1,150,000	1,164,649
Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, Series 2024, 6.50%, 09/15/2054	2,000,000	1,998,988
City of Crandall,
River Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.25%, 09/15/2045 (c)	700,000	698,172
River Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.50%, 09/15/2055 (c)	1,400,000	1,384,891
City of Dayton,
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Junior Lien, Series 2024 B, 6.25%, 09/01/2054 (c)	1,250,000	1,225,181
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Senior Lien, Series 2024 A, 5.38%, 09/01/2044 (c)	610,000	618,503
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Senior Lien, Series 2024 A, 5.75%, 09/01/2054 (c)	900,000	911,384
City of Decatur,
Paloma Trails Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 5.38%, 09/15/2035 (c)	170,000	171,257
Paloma Trails Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 6.38%, 09/15/2055 (c)	865,000	857,021
City of Dorchester,
Cottonwood Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 7.00%, 09/15/2044 (c)	1,331,000	1,342,822
Cottonwood Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 7.25%, 09/15/2054 (c)	1,459,000	1,432,543
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 6.00%, 09/15/2044 (c)	1,050,000	1,044,895
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 6.25%, 09/15/2054 (c)	1,500,000	1,432,541
City of Dripping Springs,
Heritage Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.00%, 09/01/2044 (c)	645,000	647,619
City of Elmendorf,
Hickory Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.88%, 09/01/2045 (c)	4,094,000	4,141,815
Hickory Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 6.13%, 09/01/2055 (c)	3,017,000	3,019,028
City of Fate,
Monterra Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.38%, 08/15/2044 (c)	900,000	909,136
Monterra Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.75%, 08/15/2054 (c)	1,850,000	1,867,444
City of Friendswood,
Public Improvement District, Special Assessment, Series 2024, 7.00%, 09/15/2054	7,250,000	7,265,546
City of Gunter,
Bridges Phase 1B Public Improvement District, Special Assessment, Series 2026, 5.38%, 09/15/2046	670,000	658,116

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Bridges Phase 1B Public Improvement District, Special Assessment, Series 2026, 5.75%, 09/15/2056	1,165,000	1,131,494
Platinum Ranch Public Improvement District Improvement Area 1, Special Assessment, Series 2026, 6.00%, 09/15/2056 (k)	4,000,000	3,925,389
Taylor Ranch Public Improvement District Improvement Area 1, Special Assessment, Series 2026, 6.00%, 09/15/2056 (k)	1,610,000	1,579,969
City of Huntsville,
Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 5.38%, 09/15/2044 (c)	775,000	789,953
Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 5.63%, 09/15/2054 (c)	740,000	733,936
City of Hutto,
Prairie Winds Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.13%, 09/01/2045 (c)	385,000	385,604
Prairie Winds Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/01/2060 (c)	1,165,000	1,127,665
City of Justin,
Special Assessment, Series 2025, 6.13%, 09/01/2055 (c)	1,000,000	1,000,672
Timberbrook Public Improvement District No. 1 Improvement Area No. 3, Special Assessment, Series 2025, 5.88%, 09/01/2045 (c)	660,000	672,858
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2044 (c)	580,000	600,569
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, Series 2024, 5.75%, 09/01/2053 (c)	1,000,000	1,014,054
Timberbrook Public Improvement District No. 2 Improvement Area No. 2, Special Assessment, Series 2025, 5.75%, 09/01/2045 (c)	405,000	409,326
Timberbrook Public Improvement District No. 2 Improvement Area No. 2, Special Assessment, Series 2025, 6.00%, 09/01/2055 (c)	700,000	700,717
City of Kyle,
6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment, Series 2021, 3.75%, 09/01/2041 (c)	2,000,000	1,783,934
Limestone Creek Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.75%, 09/01/2053 (c)	1,125,000	1,133,965
Plum Creek North Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.00%, 09/01/2044 (c)	520,000	525,922
Plum Creek North Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.38%, 09/01/2054 (c)	805,000	808,367
City of Lago Vista,
Tessera on Lake Travis Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 6.00%, 09/01/2054 (c)	1,000,000	1,013,808
City of Lavon,
Special Assessment, Series 2025, 5.75%, 09/15/2045 (c)	1,100,000	1,141,404
Special Assessment, Series 2025, 6.00%, 09/15/2054 (c)	1,400,000	1,434,606
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2022, 4.13%, 09/15/2052 (c)	2,105,000	1,691,564
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/15/2044 (c)	500,000	497,980
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.38%, 09/15/2052 (c)	500,000	492,105
Elevon Public Improvement District Improvement Area No. 2A-2B, Special Assessment, Series 2024, 5.13%, 09/15/2044 (c)	600,000	612,947
Elevon Public Improvement District Improvement Area No. 2A-2B, Special Assessment, Series 2024, 5.50%, 09/15/2054 (c)	800,000	801,460
City of Lowry Crossing,
Simpson Road Public Improvement District, Special Assessment, Series 2025, 5.75%, 09/15/2045 (c)	1,000,000	1,031,024
Simpson Road Public Improvement District, Special Assessment, Series 2025, 6.00%, 09/15/2055 (c)	1,625,000	1,654,508

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
City of Manor,
EntradenGlen Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/15/2036 (c)	400,000	410,293
EntradenGlen Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 7.00%, 09/15/2055 (c)	1,910,000	1,996,778
Manor Heights Public Improvement District Area No. 4, Special Assessment, Series 2024, 5.38%, 09/15/2044 (c)	515,000	527,115
Manor Heights Public Improvement District Area No. 4, Special Assessment, Series 2024, 5.63%, 09/15/2054 (c)	685,000	688,178
City of Mansfield,
Staybolt Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/15/2045 (c)	1,030,000	1,073,109
Staybolt Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.25%, 09/15/2055 (c)	1,200,000	1,230,476
City of Mclendon-Chisholm,
Special Assessment, Series 2026, 5.70%, 09/15/2056 (k)	1,000,000	976,604
City of Mesquite,
Solterra Public Improvement District Improvement Area A-1, Special Assessment, Series 2023, 5.75%, 09/01/2053 (c)	250,000	253,741
Solterra Public Improvement District Improvement Area A-2-A-4, Special Assessment, Series 2025, 5.50%, 09/01/2045	1,000,000	1,007,940
Solterra Public Improvement District Improvement Area A-2-A-4, Special Assessment, Series 2025, 5.75%, 09/01/2055	1,635,000	1,622,499
Solterra Public Improvement District Improvement Area C-4, Special Assessment, Series 2025, 5.63%, 09/01/2055	2,000,000	2,010,397
Solterra Public Improvement District Improvement Area No. C-3, Special Assessment, Series 2024, 5.00%, 09/01/2044 (c)	500,000	498,735
City of Oak Point,
Chaparral Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.10%, 09/15/2044 (c)	725,000	726,688
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.35%, 09/15/2044 (c)	570,000	574,580
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.63%, 09/15/2054 (c)	1,000,000	1,002,584
City of Penitas,
GO, Series 2025, 5.75%, 09/01/2045	1,160,000	1,174,082
GO, Series 2025, 6.00%, 09/01/2055	3,290,000	3,300,291
City of Pflugerville,
Meadowlark Preserve Public Improvement District, Special Assessment, Series 2025, 5.13%, 09/01/2045 (c)	875,000	878,436
City of Pilot Point,
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1, Special Assessment, Series 2025, 6.13%, 09/15/2045 (c)	750,000	783,128
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1, Special Assessment, Series 2025, 6.38%, 09/15/2055 (c)	3,500,000	3,589,637
Bryson Ranch Public Impt Dist Zone A Impt Area No. 1, Special Assessment, Series 2025, 6.13%, 09/15/2045 (c)	1,030,000	1,073,996
Maverick Farms Public Improvement District Improvement Area, Special Assessment, Series 2026, 6.75%, 09/15/2046	1,205,000	1,206,490
Maverick Farms Public Improvement District Improvement Area No.1, Special Assessment, Series 2026, 6.00%, 09/15/2046	1,750,000	1,752,283
Maverick Farms Public Improvement District Improvement Area No.1, Special Assessment, Series 2026, 6.25%, 09/15/2056	2,750,000	2,714,487
City of Plano,
Collin Creek West Public Improvement District, Special Assessment, Series 2021, 4.00%, 09/15/2051 (c)	500,000	404,258
City of Port Isabel,
GO, Series 2024, 5.25%, 02/15/2044	3,155,000	3,167,720
GO, Series 2024, 5.50%, 02/15/2054	2,020,000	1,973,429
GO, Series 2025, 5.75%, 02/15/2045	1,550,000	1,573,854
GO, Series 2025, 6.00%, 02/15/2055	2,190,000	2,198,964
City of Princeton,
Special Assessment, Series 2026, 5.25%, 09/01/2046	1,000,000	985,590

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Eastridge Public Improvement District Improvement Area 5, Special Assessment, Series 2025, 5.63%, 09/01/2055 (c)	1,900,000	1,902,168
Eastridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2023, 5.25%, 09/01/2043 (c)	1,000,000	1,015,880
Eastridge Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.00%, 09/01/2044 (c)	700,000	703,573
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment, Series 2025, 5.38%, 09/01/2045 (c)	500,000	504,291
Southridge Public Improvement District Area No. 3, Special Assessment, Series 2025, 5.75%, 09/01/2045 (c)	850,000	882,054
Southridge Public Improvement District Area No. 3, Special Assessment, Series 2025, 6.00%, 09/01/2055 (c)	1,000,000	1,020,462
Westridge Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.38%, 09/01/2045 (c)	540,000	539,809
Westridge Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.63%, 09/01/2055 (c)	1,000,000	999,986
Windmore Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.75%, 09/01/2045 (c)	810,000	836,858
Windmore Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 6.00%, 09/01/2055 (c)	845,000	860,235
City of Royse City,
Clearview Ranch Public Impt Dist North Zone Improvement Area 1, Special Assessment, Series 2025, 5.75%, 09/15/2045 (c)	605,000	627,407
Clearview Ranch Public Impt Dist North Zone Improvement Area 1, Special Assessment, Series 2025, 6.00%, 09/15/2055 (c)	775,000	787,714
Liberty Crossing Public Improvement District improvement Area No. 2, Special Assessment, Series 2024, 5.63%, 09/15/2054 (c)	746,000	737,821
Waterscape Annex Public Improvement District, Special Assessment, Series 2026, 5.63%, 09/15/2056 (c)	1,000,000	972,925
City of San Antonio,
Airport System, Revenue, AMT, Refunding, BAM Insured, Series 2026, 5.00%, 07/01/2060 (h)(k)	6,500,000	6,460,063
Airport System, Revenue, AMT, Refunding, BAM Insured, Series 2026, 5.50%, 07/01/2060 (h)(k)	10,000,000	10,402,814
City of Seagoville,
Special Assessment, Series 2025, 5.75%, 09/15/2045 (c)	650,000	670,166
Special Assessment, Series 2025, 6.00%, 09/15/2054 (c)	875,000	892,512
Santorini Public Improvement District Improvement Area, Special Assessment, Series 2024, 7.00%, 09/15/2054 (c)	5,000,000	4,967,104
Santorini Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 6.00%, 09/15/2044 (c)	2,000,000	2,003,175
Santorini Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 6.25%, 09/15/2054 (c)	2,500,000	2,466,163
City of Terrell,
Arboretum Estates Public Improvement Dist No. 6 Impt Area No., Special Assessment, Series 2025, 6.00%, 09/15/2045 (c)	2,000,000	2,076,417
Arboretum Estates Public Improvement Dist No. 6 Impt Area No., Special Assessment, Series 2025, 6.25%, 09/15/2055 (c)	3,000,000	3,071,942
City of Tomball,
Winfrey Estates Public Improvement District, Special Assessment, Series 2025, 5.75%, 09/15/2045 (c)	500,000	522,153
Winfrey Estates Public Improvement District, Special Assessment, Series 2025, 6.00%, 09/15/2053 (c)	770,000	792,750
City of Uhland,
Anderson Park Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2055 (c)	950,000	931,801
City of Venus,
Patriot Estates Public Improvement District, Special Assessment, Series 2021, 4.00%, 09/15/2051 (c)	162,000	130,409

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
City of Wharton,
Special Assessment, Series 2025, 5.75%, 09/15/2045 (c)	865,000	891,836
Special Assessment, Series 2025, 6.00%, 09/15/2055 (c)	1,250,000	1,272,698
Clifton Higher Education Finance Corp.,
Valor Texas Education Foundation, Revenue, Series 2024 A, 5.75%, 06/15/2044 (c)	870,000	848,531
Valor Texas Education Foundation, Revenue, Series 2024 A, 6.00%, 06/15/2054 (c)	2,240,000	2,107,664
Club Municipal Management District No. 1,
Improvement Area No. 3, Special Assessment, Series 2024, Class A, 5.10%, 09/01/2044 (c)	1,050,000	1,046,136
County of Bastrop,
Double Eagle Ranch Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.25%, 09/01/2044 (c)	605,000	617,228
County of Denton,
Green Meadows Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 12/31/2045 (c)	2,180,000	2,246,000
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.75%, 12/31/2044	1,250,000	1,269,139
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 6.13%, 12/31/2054	3,500,000	3,480,363
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Senior Lien, Series 2024 A, 5.25%, 12/31/2044 (c)	2,000,000	2,027,850
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Senior Lien, Series 2024 A, 5.63%, 12/31/2054 (c)	3,200,000	3,181,134
Tabor Ranch Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 6.00%, 12/31/2044 (c)	2,125,000	2,148,252
Tabor Ranch Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 6.25%, 12/31/2054 (c)	3,350,000	3,324,855
County of Medina,
Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (c)	2,519,000	2,496,598
Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.35%, 09/01/2054 (c)	1,800,000	1,709,124
Viera Public Improvement District Improvement Area No. 1, Special Assessment, Series 2026, 5.45%, 09/01/2046	620,000	616,397
Viera Public Improvement District Improvement Area No. 1, Special Assessment, Series 2026, 5.75%, 09/01/2056	1,150,000	1,132,784
Woodlands Public Improvement District Neighborhood Improvement Area No. 1, Special Assessment, Series 2021, 4.75%, 09/01/2050 (c)	2,250,000	2,017,249
County of Montgomery,
Meadow Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.13%, 09/15/2045	675,000	670,382
Meadow Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/15/2054	815,000	796,665
Villages of Greystone Public Improvement District, Special Assessment, Series 2026, 5.38%, 09/15/2046	640,000	630,941
Villages of Greystone Public Improvement District, Special Assessment, Series 2026, 5.75%, 09/15/2056	1,085,000	1,058,241
Edinburg Economic Development Corp.,
Sales Tax, Revenue, Series 2021 A, 3.38%, 08/15/2046	355,000	243,238
Greater Texas Cultural Education Facilities Finance Corp.,
CFC - WLH LLC, Revenue, Series 2024 A, 6.38%, 09/01/2034 (c)	1,470,000	1,470,916
CFC - WLH LLC, Revenue, Series 2024 A, 6.50%, 09/01/2049 (c)	7,495,000	7,341,823
CFC - WLH LLC, Revenue, Series 2024 B, 11.00%, 09/01/2029 (c)	550,000	547,965
Texas Biomedical Research Institute, Revenue, Series 2024 A, 5.25%, 06/01/2054	14,130,000	13,413,813

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Gulf Coast Industrial Development Authority,
Exxon Mobil Corp., Revenue, Series 2012, 3.05%, 08/03/2026 (b)(j)	7,735,000	7,735,000
Hidalgo County Regional Mobility Authority,
Revenue, Junior Lien, Refunding, Series B, 0.00%, 12/01/2045 (e)	5,800,000	2,029,228
Revenue, Junior Lien, Refunding, Series B, 0.00%, 12/01/2046 (e)	2,945,000	962,437
Revenue, Senior Lien, Series A, 0.00%, 12/01/2047 (e)	6,125,000	1,937,691
Revenue, Senior Lien, Series A, 0.00%, 12/01/2048 (e)	7,130,000	2,105,018
Revenue, Senior Lien, Series A, 0.00%, 12/01/2050 (e)	5,145,000	1,333,639
Houston Higher Education Finance Corp.,
Houston Baptist University, Revenue, Series 2021, 4.00%, 10/01/2051	3,200,000	2,515,302
Houston Baptist University, Revenue, Series 2025, 5.13%, 10/01/2051	1,700,000	1,610,336
Houston Baptist University, Revenue, Series 2025, 5.25%, 10/01/2054	4,855,000	4,628,413
Hunt Memorial Hospital District Charitable Health,
GO, Refunding, Series 2020, 4.00%, 02/15/2038	1,195,000	1,059,268
GO, Refunding, Series 2020, 3.00%, 02/15/2039	25,000	19,770
GO, Refunding, Series 2020, 3.00%, 02/15/2040	10,000	7,735
Iowa Colony Development Authority,
Reinvestment Zone Number Two, Revenue, Series 2021, 2.75%, 04/01/2045	1,065,000	710,166
New Hope Cultural Education Facilities Finance Corp.,
Jubilee Academic Center, Inc., Revenue, Refunding, Series 2021, 4.00%, 08/15/2041 (c)	200,000	168,535
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.25%, 01/01/2042	18,180,000	17,783,505
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.50%, 01/01/2057	133,315,000	124,665,976
SLF CHP LLC, Revenue, Series 2025 A, 6.25%, 07/01/2045 (c)	3,450,000	3,617,036
SLF CHP LLC, Revenue, Series 2025 A, 6.50%, 07/01/2056 (c)	14,775,000	15,305,700
Westminster Manor Obligated Group, Revenue, Refunding, Series 2025, 5.00%, 11/01/2060	2,750,000	2,639,203
North Texas Municipal Water District,
Revenue, Series 2020, 2.00%, 06/01/2042	1,195,000	777,787
Revenue, Series 2020, 2.00%, 06/01/2043	1,230,000	785,118
Revenue, Series 2020, 2.00%, 06/01/2044	1,260,000	785,391
Buffalo Creek Wastewater Interceptor Syste, Revenue, Refunding, Series 2019, 2.75%, 06/01/2049	1,130,000	744,235
Olney Hamilton Hospital District,
GO, Series 2024, 6.25%, 09/15/2054 (c)	25,350,000	25,682,197
GO, Series 2026, 6.63%, 09/15/2056 (c)	5,000,000	4,859,516
Paseo del Este Municipal Utility District No. 1,
GO, Series 2022, 3.00%, 08/15/2046	3,505,000	2,407,769
Reagan Hospital District of Reagan County,
GO, Series 2026, 6.00%, 08/01/2046	1,400,000	1,455,533
Tarrant County Cultural Education Facilities Finance Corp.,
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.63%, 11/15/2030	10,000	10,004
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.75%, 11/15/2035	85,000	85,023
Texas Private Activity Bond Surface Transportation Corp.,
NTE Mobility Partners Segments 3 LLC, Revenue, Senior Lien, AMT, Series 2019, 5.00%, 06/30/2058	1,225,000	1,193,184
Texas Water Development Board,
State Revolving Fund, Revenue, Series 2025, 4.75%, 10/15/2055 (g)	25,000,000	24,480,340

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Town of Argyle,
Waterbrook of Argyle Public Improvement District, Special Assessment, Series 2018, 5.13%, 09/01/2038 (c)	2,100,000	2,106,221
Town of Providence Village,
Foree Ranch Public Improvement Dist Improvement Area No. 2, Special Assessment, Series 2025, 5.35%, 09/01/2045 (c)	775,000	778,250
Travis County Development Authority,
Special Assessment, Series 2025, 5.00%, 09/01/2044	780,000	777,109
Bella Fortuna Public Improvement District, Special Assessment, Series 2024, 5.38%, 09/01/2044 (c)	900,000	923,097
Bella Fortuna Public Improvement District, Special Assessment, Series 2024, 5.63%, 09/01/2051 (c)	765,000	774,974
Longview 71 Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/01/2044 (c)	585,000	594,747
Village of Salado,
Sanctuary East Public Improvement District Area No. 1, Special Assessment, Series 2024, 6.25%, 09/01/2044 (c)	658,000	670,007
Sanctuary East Public Improvement District Area No. 1, Special Assessment, Series 2024, 6.50%, 09/01/2054 (c)	707,000	707,271

		539,428,579
Utah 2.1%
Chelsey Public Infrastructure District No. 1,
GO, Series 2024, 7.25%, 03/01/2054 (c)	1,610,000	1,637,515
Assessment Area 1, Special Assessment, Series 2024, 7.00%, 12/01/2042 (c)	967,000	1,010,404
Downtown Daybreak Public Infrastructure District No. 1,
South Station Housing and Transit Reinvestment Zone, Tax Allocation, Series 2026, 5.88%, 03/01/2051 (c)	1,500,000	1,516,942
Fields Estates Public Infrastructure District,
Assessment Area, Special Assessment, Series 2024 A-2, 5.25%, 12/01/2053 (c)	6,743,196	6,539,069
Firefly Public Infrastructure District No. 1,
Assessment Area 1, Special Assessment, Series 2024 A-2, 5.63%, 12/01/2043 (c)	1,704,190	1,742,690
Jordanelle Ridge Public Infrastructure District No. 3,
GO, Series 2026A-1, 5.88%, 03/01/2057	1,100,000	1,099,392
GO, Series 2026A-2, 0.00%, 03/01/2057 (i)	2,150,000	1,518,481
Mida Cormont Public Infrastructure District,
GO, Series 2025 A-2, 0.00%, 06/01/2055 (c)(i)	15,725,000	13,757,004
GO, Series 2025 B, 8.50%, 06/15/2055 (c)	3,747,000	3,869,996
Mida Mountain Village Public Infrastructure District,
Tax Allocation, Series 2025-1, 5.50%, 06/01/2055 (c)	1,500,000	1,504,932
Moonlight Village Public Infrastructure District No. 1,
GO, Series 2025 A, 6.00%, 03/01/2056 (c)	1,000,000	1,006,861
Olympia Public Infrastructure District No. 1,
Revenue, Series 2024 A-2, 5.13%, 12/01/2029 (c)	2,000,000	2,015,773
Limited Tax Pledged, GO, Series 2024 A-1, 6.38%, 03/01/2055 (c)	2,485,000	2,545,006
Panorama Public Infrastructure District No. 1,
Assessment Area No. 1, Special Assessment, Series 2026, 6.20%, 12/01/2055 (c)	1,130,000	1,121,191
Pine View Public Infrastructure District No. 1,
Pine View Public Infrastructure District No. 1 Firelight Assessment Area No. 2, Special Assessment, Series 2026, 7.00%, 12/01/2055 (c)	11,240,000	10,822,997
Resort Core Public Infrastructure District No. 1,
GO, Series 2026 A-1, 5.63%, 03/01/2051	6,750,000	6,758,633
GO, Series 2026 A-1, 5.88%, 03/01/2057	10,000,000	10,114,475
GO, Series 2026 A2, 0.00%, 03/01/2057 (i)	12,490,000	9,647,448
GO, Series 2026 B, 8.25%, 03/15/2057	9,000,000	9,161,041

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Utah
Ridges Estates Infrastructure Financing District,
Alpine Hollow Assessment Area, Special Assessment, Series 2025, 6.25%, 12/01/2053 (c)	3,500,000	3,593,428
Soleil Hills Public Infrastructure District No. 1,
GO, Series 2025 A, 5.88%, 03/01/2055 (c)	2,425,000	2,422,849
South Salt Lake Redevelopment Agency,
Tax Allocation, Series 2025, 6.25%, 04/15/2046 (c)	2,125,000	2,161,631
Utah Charter School Finance Authority,
Ascent Academies of Utah, Revenue, Refunding, Series 2022, 5.00%, 06/15/2052 (c)	3,000,000	2,528,259
Ascent Academies of Utah, Revenue, Refunding, Series 2022, 5.00%, 06/15/2057 (c)	8,500,000	7,009,100
Ascent Academies of Utah, Revenue, Series 2024, 6.75%, 06/15/2059 (c)	16,900,000	17,354,025
Athenian eAcademy, Revenue, Series 2024 A, 6.50%, 04/15/2058 (c)	9,060,000	8,092,251
Freedom Academy Foundation, Revenue, Refunding, Series 2017, 5.38%, 06/15/2048 (c)	5,805,000	4,811,867
Freedom Academy Foundation, Revenue, Series 2021 A, 5.00%, 06/15/2041 (c)	1,020,000	868,981
Freedom Academy Foundation, Revenue, Series 2021 A, 5.00%, 06/15/2052 (c)	3,895,000	2,980,469
Odyssey Charter School, Inc., Revenue, Series 2025 A, 7.25%, 06/15/2055 (c)	7,380,000	7,004,080
Odyssey Charter School, Inc., Revenue, Series 2025 B, 9.00%, 06/15/2031 (c)	400,000	400,212
Ronald Wilson Reagan Academy, Revenue, Refunding, Series 2016 A, 5.00%, 02/15/2046 (c)	1,000,000	870,477
Wallace Stegner Academy, Revenue, Series 2019 A, 5.00%, 06/15/2049 (c)	1,590,000	1,416,341
Utah Infrastructure Agency,
Revenue, Series 2021, 3.00%, 10/15/2045	1,000,000	747,085
Viridian Farm Public Infrastructure District No. 1,
GO, Series 2024 A, 5.88%, 03/01/2054 (c)	2,255,000	2,274,193
Wood Ranch Public Infrastructure District,
Wood Ranch Public Infrastructure District Assessment Area No. 2, Special Assessment, Series 2026, 5.88%, 12/01/2055 (c)	2,500,000	2,524,329

		154,449,427
Virgin Islands 0.1%
Virgin Islands Hotel Development Financing Corp.,
Revenue, Senior Lien, Series 2025 A-1, 6.00%, 12/01/2055	9,400,000	9,319,581
Virgin Islands Public Finance Authority,
United States Virgin Islands, Revenue, Series 2012 C, 5.00%, 10/01/2042	500,000	479,694

		9,799,275
Virginia 0.9%
Norfolk Redevelopment & Housing Authority,
Fort Norfolk Retirement Community, Inc. Obligated Group, Revenue, Refunding, Series 2014, 5.38%, 01/01/2046	65,000	65,002
Prince William County Industrial Development Authority,
Westminster Presbyterian Retirement Community Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 01/01/2046	1,530,000	1,445,296
Salem Economic Development Authority,
Roanoke College Obligated Group, Revenue, Series 2025, 5.50%, 04/01/2045	600,000	613,717
Roanoke College Obligated Group, Revenue, Series 2025, 6.00%, 04/01/2055	1,330,000	1,382,501
Virginia College Building Authority,
Marymount University, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2045 (c)	1,000,000	759,347
Marymount University, Revenue, Series 2015 B, 5.00%, 07/01/2045 (c)	1,000,000	759,347

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Virginia
Virginia Housing Development Authority,
Revenue, Series 2024 F SUB F-1, 5.05%, 07/01/2050	2,250,000	2,282,851
Revenue, Series 2024 F SUB F-1, 5.10%, 07/01/2055	2,000,000	2,012,659
Revenue, Series 2024 H, 4.70%, 12/01/2054 (g)	3,000,000	2,910,795
Revenue, Series 2024 H, 4.75%, 12/01/2059 (g)	5,000,000	4,864,995
Revenue, Series 2024 H, 4.85%, 12/01/2066 (g)	12,570,000	12,296,582
Revenue, Series 2024F SUB F-3, 5.00%, 07/01/2050 (g)	4,000,000	4,053,771
Revenue, Series 2024F SUB F-3, 5.05%, 07/01/2055 (g)	6,000,000	6,038,420
Revenue, Series 2025 A, 4.85%, 03/01/2068 (g)	16,500,000	15,913,809
Revenue, Series 2025 C, 5.10%, 07/01/2055	6,420,000	6,523,528
Virginia Small Business Financing Authority,
LifeSpire of Virginia Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 12/01/2051	5,000,000	4,198,442
National Senior Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 3.38%, 01/01/2051	125,000	97,647

		66,218,709
Washington 1.8%
Port of Woodland,
Revenue, Series 2024, 5.25%, 12/01/2034	1,170,000	1,122,343
Revenue, Series 2024, 6.00%, 12/01/2047	3,090,000	2,815,657
Washington Health Care Facilities Authority,
Multicare Health System Obligated Group, Revenue, Refunding, Series B, 4.00%, 08/15/2039	5,000,000	4,662,486
Washington State Housing Finance Commission,
Bayview Manor Homes Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2059	1,645,000	1,671,338
Bayview Manor Homes Obligated Group, Revenue, Series 2025 A, 6.00%, 07/01/2060 (c)	1,500,000	1,523,065
Bonesta SE LLC Obligated Group, Revenue, Series 2026 A-1, 7.00%, 05/01/2066	17,400,000	17,911,713
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.50%, 01/01/2044 (c)	1,000,000	992,916
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.75%, 01/01/2053 (c)	2,540,000	2,462,417
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.88%, 01/01/2059 (c)	3,320,000	3,231,088
Josephine Caring Community Obligated Group, Revenue, Refunding, Series 2025 A, 6.25%, 07/01/2046 (c)	5,160,000	5,268,775
Josephine Caring Community Obligated Group, Revenue, Refunding, Series 2025 A, 6.38%, 07/01/2060 (c)	10,075,000	10,115,449
Provident Group - SH II Properties LLC, Revenue, Series 2025 A, 5.75%, 07/01/2060 (c)	45,690,000	46,147,814
Provident Group - SH II Properties LLC, Revenue, BAM Insured, Series 2025 A, 5.25%, 07/01/2064 (c)	20,000,000	20,020,472
Provident Group - SH II Properties LLC, Revenue, Series 2025 B, 7.00%, 07/01/2064 (c)	6,550,000	6,752,853
Spokane United Methodist Homes Obligated Group, Revenue, Series 2019, 5.00%, 01/01/2055 (c)	5,510,000	4,847,534

		129,545,920
West Virginia 0.1%
City of Huntington,
Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.00%, 06/01/2039	365,000	366,270
Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.50%, 06/01/2049	450,000	445,762
Kinetic Park Development/Redevelopment District No. 2, Tax Allocation, Refunding, Series 2024, 5.13%, 06/01/2039	435,000	438,071

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
West Virginia
Kinetic Park Development/Redevelopment District No. 2, Tax Allocation, Refunding, Series 2024, 5.63%, 05/01/2050	955,000	944,465
West Virginia Hospital Finance Authority,
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2043	5,445,000	5,160,918
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 4.13%, 01/01/2047	1,680,000	1,347,334

		8,702,820
Wisconsin 13.5%
Public Finance Authority,
Revenue, Series 2023-1, Class A, 5.75%, 07/01/2062	7,360,585	7,559,059
Revenue, Series 2024, 5.50%, 12/15/2038 (c)	10,513,000	10,513,312
Revenue, Series 2025, 0.00%, 12/15/2042 (c)(e)	25,000,000	7,894,427
AIDS Healthcare Foundation Obligated Group, Revenue, Series 2025 A, 5.25%, 12/01/2054	8,000,000	8,067,086
AMCP Franklin LLC, Revenue, Senior Lien, Series 2025 A-1, 6.75%, 12/01/2060 (c)	1,000,000	1,011,233
Ameream LLC, Revenue, Series 2017, 7.00%, 12/01/2050 (c)	39,030,000	30,443,400
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2040 (c)(f)	2,020,000	1,517,689
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2050 (c)(f)	2,995,000	1,913,871
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2056 (c)(f)	2,445,000	1,462,811
Bonnie Cone Classical Academy, Inc., Revenue, Series 2024, 5.63%, 06/15/2059 (c)(f)	1,270,000	960,421
Briarwood Municipal Utility District, Revenue, Series 2025, 0.00%, 12/15/2036 (c)(e)	8,160,000	4,148,435
Campus Real Estate Holding Corp. LLC, Revenue, Refunding, Series 2025 A, 5.50%, 06/01/2055	1,200,000	1,187,570
CFC-SA LLC, Revenue, Series 2022 B, 6.00%, 02/01/2062 (c)	6,800,000	6,906,208
Charter Day School Obligated Group, Revenue, Series 2020 A, 5.00%, 12/01/2055 (c)	2,500,000	2,164,005
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.38%, 06/15/2039 (c)	250,000	249,480
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.70%, 06/15/2044 (c)	410,000	411,074
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.88%, 06/15/2054 (c)	1,000,000	977,923
Cincinnati Classical Academy, Revenue, Series 2024 A, 6.00%, 06/15/2064 (c)	2,415,000	2,342,962
College Achieve Central Charter School Obligated Group, Revenue, Series 2021 A, 5.00%, 06/15/2051 (c)	1,645,000	1,358,304
Coral Academy of Science Las Vegas, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,000,000	795,002
Coral Academy of Science Reno, Revenue, Series 2022 A, 5.88%, 06/01/2052 (c)	1,500,000	1,430,162
Creekhaven Wildrye and Furst Ranch Project, Revenue, Series 2026, 0.00%, 12/15/2036 (c)(e)	10,000,000	5,085,499
Crown Leadership Academy, Inc., Revenue, Series 2026A, 8.25%, 06/01/2056 (c)	5,000,000	4,868,109
Dominium Holdings I LLC, Revenue, Series 2024-1, Class B-1, 6.81%, 04/28/2036 (c)	27,155,000	27,912,978
Dreamhouse ‘Ewa Beach Public Charter School, Revenue, Refunding, Series 2025 A, 7.38%, 06/15/2060 (c)	9,525,000	9,361,135
Dreamhouse ‘Ewa Beach Public Charter School, Revenue, Refunding, Series 2025 B, 9.50%, 06/15/2040 (c)	2,170,000	2,035,324
Driftwood Conservation District, Revenue, Series 2025, 0.00%, 12/15/2039 (c)(e)	7,840,000	3,327,887
FAH Tree House LLC, Revenue, Series 2023 A, 6.50%, 08/01/2053 (c)	200,000	179,325
Forgewell Collective LLC Obligated Group, Revenue, Series 2026 A, 9.00%, 07/01/2040	6,100,000	6,312,434
Forgewell Collective LLC Obligated Group, Revenue, Series 2026 B, 12.50%, 07/01/2040	2,430,000	2,411,093

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
Foundation of The University of North Carolina at Charlotte, Inc. (The), Revenue, Series 2021 A, 4.00%, 09/01/2056 (c)	2,440,000	1,762,627
Gates at PV Apt I LLC, Revenue, Series 2025, 0.00%, 07/30/2026 (c)(f)	9,585,000	8,626,500
Guilford Charter School Corp., Revenue, Series 2022 A, 5.00%, 04/01/2047 (c)	2,945,000	2,582,871
Guilford Charter School Corp., Revenue, Series 2022 A, 5.00%, 04/01/2057 (c)	2,550,000	2,085,996
Guilford College, Revenue, Refunding, Series 2016, 4.25%, 01/01/2028	25,000	24,723
Harris County Municipal Utility District No. 544, Revenue, Series 2024, 5.88%, 11/15/2029 (c)	2,260,870	2,260,412
Hozho Academy, Revenue, Refunding, Series 2025 A, 7.00%, 05/01/2045 (c)	1,500,000	1,527,293
Hozho Academy, Revenue, Refunding, Series 2025 A, 7.13%, 05/01/2055 (c)	7,600,000	7,632,778
Inperium, Inc. Obligated Group, Revenue, Series 2026, 5.50%, 12/01/2030 (c)	350,000	364,401
Inperium, Inc. Obligated Group, Revenue, Series 2026, 5.50%, 12/01/2031 (c)	375,000	392,096
Inperium, Inc. Obligated Group, Revenue, Series 2026, 5.50%, 12/01/2032 (c)	790,000	830,192
Inperium, Inc. Obligated Group, Revenue, Series 2026, 5.50%, 12/01/2033 (c)	825,000	868,763
Inperium, Inc. Obligated Group, Revenue, Series 2026, 5.50%, 12/01/2034 (c)	885,000	935,614
Inperium, Inc. Obligated Group, Revenue, Series 2026, 5.50%, 12/01/2035 (c)	950,000	1,003,217
Inperium, Inc. Obligated Group, Revenue, Series 2026, 6.00%, 12/01/2045 (c)	2,250,000	2,348,648
Inperium, Inc. Obligated Group, Revenue, Series 2026, 6.00%, 12/01/2050 (c)	1,575,000	1,601,529
Inperium, Inc. Obligated Group, Revenue, Series 2026, 6.00%, 12/01/2055 (c)	3,000,000	3,021,312
Kaiser Obligated Group, Revenue, Series 2022 A, 5.00%, 10/01/2052 (g)	14,555,000	14,614,387
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2040 (c)	2,815,000	2,668,746
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2050 (c)	4,640,000	4,190,333
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2055 (c)	4,060,000	3,536,126
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 B, 5.25%, 06/15/2045	600,000	621,111
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 C, 5.50%, 06/15/2045	1,000,000	1,026,846
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 C, 5.75%, 06/15/2055	1,000,000	1,016,440
Liberty Classical Schools Educational Services, Inc., Revenue, Series 2025 A, 6.75%, 06/15/2055 (c)	500,000	493,034
Liberty Classical Schools Educational Services, Inc., Revenue, Series 2025 A, 7.00%, 06/15/2065 (c)	700,000	699,473
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 6.25%, 09/01/2046 (c)	12,650,000	12,910,743
Million Air Two LLC Obligated Group, Revenue, AMT, Refunding, Series 2017 B, 7.13%, 06/01/2041 (c)	3,100,000	3,195,915
Million Air Two LLC Obligated Group, Revenue, AMT, Refunding, Series 2026A, 5.38%, 06/01/2046 (c)(k)	12,000,000	11,892,724
Millville Public Charter School, Revenue, Refunding, Series 2026 A, 6.25%, 03/01/2061 (c)	2,325,000	2,195,142
Montgomery County Municipal Utility District Nos. 123 & 153, Revenue, Series 2024, 0.00%, 12/15/2034 (c)(e)	10,928,000	6,453,512
Nevada Charter Academies, Revenue, Series 2019 A, 5.00%, 07/15/2039 (c)	450,000	428,259
North East Carolina Preparatory School, Inc., Revenue, Refunding, Series 2024 A, 5.00%, 06/15/2044	1,000,000	980,965
North Hills Christian School, Inc., Revenue, Series 2026 A, 6.38%, 07/01/2056 (c)	625,000	616,875
North Hills Christian School, Inc., Revenue, Series 2026 A, 6.38%, 07/01/2061 (c)	725,000	710,116

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
Peapack Senior Living, Inc. Obligated Group, Revenue, Series 2026, 6.75%, 06/01/2046 (c)(k)	5,000,000	5,001,688
Peapack Senior Living, Inc. Obligated Group, Revenue, Series 2026, 7.00%, 06/01/2061 (c)(k)	10,985,000	10,850,289
Phoenix Montessori Academy, Revenue, Series 2024 A, 7.00%, 07/01/2059 (c)	21,895,000	20,178,099
Phoenix Montessori Academy, Revenue, Series 2024 B, 8.00%, 07/01/2029 (c)	400,000	398,376
Puerto Rico Tollroads LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 07/01/2054	85,800,000	88,153,022
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 A, 7.50%, 07/01/2059 (c)	37,000,000	40,436,945
Queens University of Charlotte, Revenue, Refunding, Series 2022 A, 5.25%, 03/01/2047	2,000,000	2,029,860
Queens University of Charlotte, Revenue, Refunding, Series 2022 A, 4.75%, 03/01/2052	1,950,000	1,814,658
Renaissance Hall at Old Course LLC, Revenue, FHA Insured, Series 2024, 8.00%, 06/01/2067 (c)	1,000,000	929,639
Revolution Academy, Revenue, Series 2026, 6.00%, 10/01/2056 (c)	1,100,000	1,088,579
Rider University A New Jersey Non-Profit Corp., Revenue, Refunding, Series 2021 A, 4.50%, 07/01/2048 (c)	6,920,000	4,989,384
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2024, 12.75%, 01/01/2030	4,700,000	4,707,033
Roseman University of Health Sciences, Revenue, Series 2020, 5.00%, 04/01/2050 (c)	2,075,000	1,901,321
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 A, 7.00%, 06/17/2029 (c)	1,000,000	998,695
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 B, 7.00%, 07/15/2029 (c)	706,646	705,748
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation, Series 2024 B, 8.00%, 06/15/2042 (c)	22,000,000	22,209,158
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2041	3,420,000	2,814,500
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2051	2,000,000	1,501,274
Southminster, Inc. Obligated Group, Revenue, Series 2018, 5.00%, 10/01/2053 (c)	7,170,000	6,647,578
SR 400 Peach Partners LLC, Revenue, Senior Lien, AMT, Series 2025, 5.75%, 06/30/2060	35,865,000	37,083,000
SR 400 Peach Partners LLC, Revenue, Senior Lien, AMT, Series 2025, 5.75%, 12/31/2065	219,175,000	226,146,584
SR 400 Peach Partners LLC, Revenue, Senior Lien, AMT, Series 2025, 6.50%, 12/31/2065	44,000,000	48,143,841
Town of Scarborough Downtown Omnibus Municipal Development & TIF District, Tax Allocation, Series 2024, 5.00%, 08/01/2039	3,075,000	3,102,376
Triad Educational Services, Inc., Revenue, Refunding, Series 2025, 5.40%, 06/15/2065	2,750,000	2,535,287
Triad Math & Science Academy Co., Revenue, Series 2021 A, 4.00%, 06/15/2051	350,000	269,840
Triad Math & Science Academy Co., Revenue, Series 2021 A, 4.00%, 06/15/2061	6,235,000	4,574,364
Triad Math & Science Academy Co., Revenue, Refunding, Series 2025, 5.50%, 06/15/2055	1,200,000	1,148,040
Triad Math & Science Academy Co., Revenue, Refunding, Series 2025, 5.25%, 06/15/2065	5,300,000	4,765,739
UNC Charlotte Marriott Hotel & Conference Center, Revenue, Series 2021 A, 4.00%, 09/01/2051 (c)	1,200,000	884,687
UNC Health Appalachian Obligated Group, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,675,000	1,252,342
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2046	30,000	27,232
Wingate University, Revenue, Refunding, Series 2018 A, 5.25%, 10/01/2043	8,900,000	8,249,074

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
Wingate University, Revenue, Refunding, Series 2018 A, 5.25%, 10/01/2048	13,335,000	11,922,766
Wittenberg University, Revenue, Series 2016, 5.25%, 12/01/2039 (c)(f)	19,700,000	16,447,337
WVC, Revenue, Series 2022 A, 4.00%, 12/01/2041 (c)	4,865,000	4,226,440
WVC, Revenue, Series 2022 A, 4.25%, 12/01/2051 (c)	1,655,000	1,314,731
WVC, Revenue, Series 2025 A, 6.25%, 12/01/2045 (c)	1,325,000	1,371,787
WVC, Revenue, Series 2025 A, 6.50%, 12/01/2055 (c)	2,480,000	2,544,201
WVC, Revenue, Series 2025 A, 6.75%, 12/01/2065 (c)	4,340,000	4,494,172
Wisconsin Health & Educational Facilities Authority,
Revenue, Series 2026, 6.50%, 11/01/2036 (c)	13,120,000	13,355,318
Capitol Lakes, Inc., Revenue, Refunding, Series 2025 A, 6.38%, 11/15/2060	4,100,000	4,099,688
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 04/01/2042	2,000,000	1,856,723
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 4.75%, 04/01/2057	3,020,000	2,372,648
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 5.13%, 04/01/2057	5,130,000	4,288,874
Chiara Communities, Inc., Revenue, Series 2018 B, 4.50%, 07/01/2043	45,000	41,246
Chiara Communities, Inc., Revenue, Series 2018 B, 5.00%, 07/01/2053	3,850,000	3,438,815
Chiara Communities, Inc., Revenue, Series 2018 C, 7.50%, 07/01/2053	2,500,000	2,301,423
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.63%, 07/01/2045	16,500,000	16,743,047
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.88%, 07/01/2055	16,350,000	16,363,693
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2060	34,900,000	35,040,818
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2025, 6.63%, 07/01/2060	27,550,000	28,824,066
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 01/01/2047	3,100,000	2,664,620
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 01/01/2057	1,625,000	1,284,068
PHW Menomonee Falls, Inc., Revenue, Series 2024, 6.00%, 10/01/2049	1,000,000	1,038,714
PHW Menomonee Falls, Inc., Revenue, Series 2024, 6.00%, 10/01/2054	2,000,000	2,061,954
Sanford Obligated Group, Revenue, Refunding, Series 2017 C, 4.00%, 02/15/2050	65,000	55,965
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.25%, 02/01/2043	45,000	42,893
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.38%, 02/01/2048	5,000	4,736
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2055	1,700,000	1,344,253

		996,011,185
Total Municipal Bonds (Cost $9,364,302,437)		8,890,262,336

Investments	Principal Amount ($)	Value ($)
Corporate Bonds - 0.0%(d)

Ground Transportation - 0.0%(d)
Brightline East LLC
11.00%, 01/31/2030 ‡(c) (Cost $3,652,976)	12,155,000	668,525

Investments	Number of Warrants	Value ($)
Warrants - 0.0%

Ground Transportation - 0.0%
BL Train Holdings West LLC, expiring 12/01/2035*‡(m)	1,917,826	—

Service - 0.0%
Bbl West, expiring 04/30/2036*‡(m)	9,308,794	—
Total Warrants (Cost –)		—

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Short-Term Investments - 0.1%

Investment Companies - 0.1%
JPMorgan U.S. Government Money Market Fund 3.63% (n)
(Cost $4,535,510)	4,535,510	4,535,510

Total Investments - 120.4% (Cost $9,372,490,923)		8,895,466,371
Floating Rate Note Obligations - (21.3%)(o)		(1,575,135,000)
Other assets less liabilities - 0.9%		69,065,150
Net Assets - 100.0%		7,389,396,521

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2026.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on July 31, 2026.
(c)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2026 amounted to $3,183,508,150, which represents approximately 43.08% of net assets of the Fund.
(d)	Represents less than 0.05% of net assets.
(e)	Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(f)	Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at July 31, 2026 amounted to $476,028,838, which represents approximately 6.44% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
California School Finance Authority	02/10/25	$640,000	$100.51
California School Finance Authority	02/10/25-05/08/25	18,474,076	92.06
Florida Development Finance Corp.	04/26/24-11/17/25	187,178,324	73.50
Florida Development Finance Corp.	07/14/25-11/14/25	20,973,456	73.50
Florida Development Finance Corp.	08/12/25	285,000,000	65.00
Florida Development Finance Corp.	12/20/24-12/02/25	92,513,556	28.00
Florida Development Finance Corp.	04/26/24-11/18/25	191,891,161	28.00
Illinois Finance Authority	06/17/25	1,588,477	71.19
Public Finance Authority	06/12/24-10/09/24	18,126,897	83.49
Public Finance Authority	02/06/24	1,730,029	59.83
Public Finance Authority	05/14/25	1,141,931	75.62
Public Finance Authority	01/03/24	1,668,186	75.13
Public Finance Authority	04/23/24-06/14/24	2,336,315	63.90
Public Finance Authority	07/31/25	9,585,000	90.00
		$832,847,408

(g)	All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash. The TOB trust is a non-recourse trust.
(h)	All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash. The TOB trust is a recourse trust. The inverse floaters are pledged as collateral. As of the end of the reporting period, the aggregate value of these inverse floaters pledged is $104,723,307.
(i)	Zero coupon bond until next reset date.
(j)	Variable rate demand notes (“VRDNs”) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
(k)	When-issued security.
(l)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2026.
(m)	Security fair valued as of July 31, 2026 by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees. Total value of all such securities at July 31, 2026 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(n)	Represents 7-day effective yield as of July 31, 2026.
(o)	Face value of Floating Rate Notes issued in TOB transactions.

Abbreviations
AMT	Alternative Minimum Tax
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Association
GO	General Obligation
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
State Single-Family Housing	9.6%
Airport	9.5
Hospital	7.2
Continuing Care Retirement Community	7.0
Charter School	6.6
Assisted Living	6.5
Toll Highway/Bridge/Tunnel	6.5
Community Development District	6.2
State Multi-Family Housing	6.2
Public Transportation	5.8
Higher Education	5.2
Special Assessment Financing	4.8
Economic/Industrial Development	4.4
General Obligation	3.6
Local Multi-Family Housing	3.3
Student Housing	3.0
Appropriation	2.6
School District	2.1
Tobacco Master Settlement Agreement	2.0
Miscellaneous Tax	1.9
Nursing Home	1.9
General Revenue Tax-Guaranteed	1.8
Water & Sewer	1.5
Tax Increment Financing	1.4
Not-For-Profit Human Service Provider	1.2
General Obligation District (Other)	1.0
Metro Development District	1.0
Private/Religious School	1.0
Gas Forward Contract	0.8
Sales & Excise Tax	0.8
Payments in Lieu of Taxes (PILOT)	0.5
General Obligation Hospital/Health District	0.4
Independent Living Facility	0.3
Not-For-Profit Research Organization	0.3
Port/Marina	0.3
Solid Waste	0.3
Airport Tax-Guaranteed	0.2
Hotel Occupancy Tax	0.2
Income Tax	0.2
Indian Tribal Bond	0.2
Not-For-Profit Cultural Organization	0.2
Other	0.2
Appropriation (Self)	0.1
Loan Pool	0.1
Mello-Roos	0.1
Miscellaneous	0.1
Parking Facility	0.1
Student Loan Revenue	0.1
Local Single-Family Housing	0.0	*
Municipal Utility District	0.0	*
Public Power System	0.0	*
Telecom	0.0	*
Short-Term Investments	0.1
Total Investments	120.4%

*	Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Municipal Bonds - 101.4%
Alabama 2.6%
Baldwin County Industrial Development Authority,
Novelis Corp., Revenue, AMT, Series 2025 A, 5.00%, 06/01/2032 (a)(b)(c)	10,000,000	10,303,246
Novelis Corp., Revenue, AMT, Series 2025 B, 4.63%, 06/01/2032 (a)(b)(c)	5,250,000	5,312,594
Black Belt Energy Gas District,
Revenue, Series 2025 C, 5.25%, 08/01/2027 (c)	1,450,000	1,466,968
Revenue, Series 2025 C, 5.25%, 08/01/2028 (c)	1,925,000	1,962,763
Revenue, Series 2025 C, 5.25%, 08/01/2029 (c)	1,650,000	1,690,279
Revenue, Series 2025 C, 5.25%, 08/01/2030 (c)	1,850,000	1,900,539
Revenue, Series 2025 C, 5.25%, 08/01/2031 (c)	2,700,000	2,777,432
Revenue, Series 2025 C, 5.25%, 08/01/2032 (c)	2,500,000	2,569,889
Revenue, Series 2025 C, 5.25%, 08/01/2033 (c)	3,600,000	3,700,375
Revenue, Series 2025 C, 5.50%, 08/01/2034 (a)(b)(c)	17,000,000	17,903,103
Chelsea Park Cooperative District,
Special Assessment, Series 2018, 4.00%, 05/01/2028	155,000	155,080
Infirmary Health System Special Care Facilities Financing Authority of Mobile,
Infirmary Health System Obligated Group, Revenue, Series 2016 A, 5.00%, 02/01/2041	3,000,000	2,933,668
Point Clear Club Improvement District (The),
Special Assessment, Series 2026-A, 5.50%, 06/01/2046	1,500,000	1,470,592

		54,146,528
Alaska 0.0%(d)
Alaska Industrial Development & Export Authority,
Interior Alaska Natural Gas Utility, Revenue, Series 2020 A, 5.00%, 06/01/2028	485,000	498,282

American Samoa 0.1%
American Samoa Economic Development Authority,
Revenue, Series 2018, 7.13%, 09/01/2038 (c)	1,995,000	2,083,214
Revenue, Series 2021 A, 5.00%, 09/01/2038 (c)	750,000	752,001

		2,835,215
Arizona 1.0%
Arizona Industrial Development Authority,
Benjamin Franklin Charter School Obligated Group, Revenue, Series 2023 A, 5.50%, 07/01/2058 (c)	1,500,000	1,398,928
Doral Academy of Northern Nevada Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 07/15/2028 (c)	200,000	200,252
Festival Ranch Community Facilities District,
Festival Ranch Community Facilities District Assessment District No. 15, Special Assessment, Series 2026, 5.63%, 07/01/2046	915,000	903,343
Floreo at Teravalis Community Facilities District,
Special Assessment, Series 2025, 5.15%, 07/01/2035	1,129,000	1,156,878
Industrial Development Authority of the City of Phoenix Arizona (The),
Freedom Academy, Inc., Revenue, Series 2016, 5.13%, 07/01/2036 (c)	1,000,000	954,727
Industrial Development Authority of the County of Pima (The),
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 6.25%, 11/15/2035 (c)	1,000,000	1,071,252
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 7.00%, 11/15/2057 (c)	1,235,000	1,309,125
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 B-1, 6.63%, 05/15/2031 (c)	1,200,000	1,200,923
plc Charter Schools, Revenue, Refunding, Series 2016, 5.25%, 12/01/2026 (c)	125,000	125,163
PLC Charter Schools, Revenue, Refunding, Series 2016, 6.00%, 12/01/2036 (c)	3,000,000	3,005,877
Maricopa County Industrial Development Authority,
Benjamin Franklin Charter School Obligated Group, Revenue, Series 2018 A, 6.00%, 07/01/2052 (c)	3,330,000	3,331,990

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arizona
Bonesta SE LLC Obligated Group, Revenue, Series 2026 A-1, 5.50%, 05/01/2036	1,750,000	1,791,851
Bonesta SE LLC Obligated Group, Revenue, Series 2026 A-1, 6.00%, 05/01/2041	2,000,000	2,067,589
Bonesta SE LLC Obligated Group, Revenue, Series 2026 A-1, 7.00%, 05/01/2066	2,000,000	2,058,817
Superstition Vistas Community Facilities District No. 1,
Assessment Area 4, Special Assessment, Series 2024, 4.30%, 07/01/2034	110,000	110,484
Superstition Vistas Community Facilities District No. 2,
Superstition Vistas Community Facilities District No. 2 Assessment Area No. 4, Special Assessment, Series 2026, 5.85%, 07/01/2039	307,000	300,618

		20,987,817
Arkansas 0.4%
Arkansas Development Finance Authority,
Central Arkansas Radiation Therapy Institute, Inc., Revenue, Refunding, Series 2021, 3.00%, 07/01/2031	1,475,000	1,239,628
Washington Regional Medical Center, Revenue, Series 2019, 3.00%, 02/01/2043	30,000	19,593
Washington Regional Medical Center, Revenue, Series 2019, 3.13%, 02/01/2046	30,000	19,447
Batesville Public Facilities Board,
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.00%, 06/01/2028	540,000	522,094
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.25%, 04/01/2032	25,000	22,340
Clarksville Public Educational Facilities Board,
University of the Ozarks, Revenue, Refunding, Series 2024 B, 5.25%, 08/01/2029	195,000	199,715
University of the Ozarks, Revenue, Refunding, Series 2024 B, 5.25%, 08/01/2034	1,040,000	1,060,171
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2056	410,000	415,170
Pulaski County Public Facilities Board,
Baptist Health Obligated Group, Revenue, Series 2014, 5.00%, 12/01/2042	5,530,000	5,532,395

		9,030,553
California 7.8%
Alameda Community Facilities District,
Community Facilities District No. 13-1, Special Tax, Series 2016, 5.00%, 09/01/2042	1,250,000	1,250,154
Antelope Valley Healthcare District,
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 03/01/2031	4,215,000	4,158,127
Obligated Group, Revenue, Refunding, Series 2016, 5.25%, 03/01/2036	8,055,000	7,972,159
California Health Facilities Financing Authority,
Providence St. Joseph Health Obligated Group, Revenue, Series 2014 B, 5.00%, 10/01/2044	1,300,000	1,300,423
California Infrastructure & Economic Development Bank,
Desertxpress Enterprises LLC, Revenue, AMT, Refunding, Series 2025 B, 12.00%, 11/02/2026 (a)(b)(c)	21,605,000	13,827,200
California Municipal Finance Authority,
Barlow Respiratory Hospital Obligated Group, Revenue, Series 2021 A, 4.00%, 09/01/2050	7,455,000	5,973,147
Nova Academy, Revenue, Series 2016 A, 5.00%, 06/15/2036 (c)	2,825,000	2,782,867
Santa Rosa Academy LLC, Revenue, Series 2015, 5.13%, 07/01/2035 (c)	1,355,000	1,355,037
California Public Finance Authority,
California University of Science & Medicine Obligated Group, Revenue, Series 2019 A, 6.25%, 07/01/2054 (c)	8,500,000	8,765,720

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
Fontana Jurupa Hills Project Area, Tax Allocation, Series 2025 B, 5.00%, 09/01/2033 (c)	1,920,000	1,917,168
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 5.38%, 06/01/2035 (c)	750,000	785,040
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 6.00%, 06/01/2040 (c)	1,000,000	1,063,805
QSH/MB LLC, Revenue, Senior Lien, Series 2025 A-1, 6.75%, 07/01/2065 (c)	4,700,000	5,029,142
QSH/MB LLC, Revenue, Senior Lien, Series 2025 A-2, 6.50%, 07/01/2065 (c)	4,050,000	3,869,254
California School Finance Authority,
Aspire Public Schools Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 08/01/2035 (c)	1,000,000	1,000,114
Sycamore Creek Community Charter School, Revenue, Series 2025 A, 7.00%, 06/01/2040 (c)(e)	3,305,000	3,294,849
California Statewide Communities Development Authority,
Loma Linda University Medical Center Obligated Group, Revenue, Series 2014 A, 5.25%, 12/01/2044	2,635,000	2,635,569
Loma Linda University Medical Center Obligated Group, Revenue, Series 2016 A, 5.00%, 12/01/2036 (c)	9,795,000	9,798,626
Loma Linda University Medical Center Obligated Group, Revenue, Series 2016 A, 5.25%, 12/01/2056 (c)	12,995,000	12,995,746
California Statewide Financing Authority,
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	240,000	244,294
City of Los Angeles Department of Airports,
Revenue, AMT, Refunding, Series 2025 A, 5.00%, 05/15/2055 (f)	5,650,000	5,703,635
Del Mar Race Track Authority,
Revenue, Refunding, Series 2015, 5.00%, 10/01/2027	1,535,000	1,535,204
Kaweah Delta Health Care District Guild,
Revenue, Series 2015 B, 3.25%, 06/01/2029	300,000	288,209
Revenue, Series 2015 B, 3.25%, 06/01/2030	10,000	9,447
Revenue, Series 2015 B, 3.38%, 06/01/2031	115,000	107,364
Revenue, Series 2015 B, 3.50%, 06/01/2033	25,000	22,723
Revenue, Series 2015 B, 3.75%, 06/01/2035	400,000	357,643
Revenue, Series 2015 B, 4.00%, 06/01/2037	140,000	124,445
Revenue, Series 2015 B, 5.00%, 06/01/2040	7,300,000	7,020,163
Revenue, Series 2015 B, 4.00%, 06/01/2045	320,000	250,811
San Francisco City & County Airport Commission-San Francisco International Airport,
Revenue, Second Series, AMT, Series 2019 E, 5.00%, 05/01/2050 (f)	20,640,000	20,684,859
Revenue, Second Series, AMT, Series 2025 D, 5.50%, 05/01/2055 (f)	15,000,000	15,747,076
San Gorgonio Memorial Health Care District,
GO, Refunding, Series 2014, 5.50%, 08/01/2026	10,000	10,000
GO, Refunding, Series 2015, 3.50%, 08/01/2030	1,000,000	920,867
GO, Refunding, Series 2020, 2.00%, 08/01/2029	50,000	44,225
Silicon Valley Tobacco Securitization Authority,
Revenue, Series 2007 A, 0.00%, 06/01/2036 (g)	28,915,000	16,723,077

		159,568,189
Colorado 3.3%
Aerotropolis Regional Transportation Authority,
Revenue, Series 2024, 5.75%, 12/01/2054 (c)	5,000,000	5,021,724
City & County of Denver,
United Airlines, Inc., Revenue, AMT, Refunding, Series 2017, 5.00%, 10/01/2032	36,750,000	36,778,485
City of Fruita,
Lower Valley Hospital Association Obligated Group, Revenue, Refunding, Series 2017 A, 5.38%, 01/01/2033 (c)	5,400,000	5,390,412
Lower Valley Hospital Association Obligated Group, Revenue, Refunding, Series 2017 A, 5.50%, 01/01/2048 (c)	6,350,000	6,027,780
Colorado Educational & Cultural Facilities Authority,
Vega Collegiate Academy, Revenue, Series 2021 A, 5.00%, 02/01/2034 (c)	585,000	587,148

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Colorado
Colorado Health Facilities Authority,
BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 4.25%, 09/15/2038	450,000	439,389
Eagle County Airport Terminal Corp.,
Revenue, AMT, Refunding, Series B, 5.00%, 05/01/2033	5,450,000	5,486,515
Revenue, AMT, Refunding, Series B, 5.00%, 05/01/2037	1,000,000	1,004,018
Elbert County Independence Water & Sanitation District,
Revenue, Refunding, Series 2024, 5.13%, 12/01/2033	1,009,000	1,033,906
Pueblo Urban Renewal Authority,
City of Pueblo Sales Tax, Revenue, Series 2017, 5.00%, 06/01/2036	100,000	95,860
Schmer Farm Metropolitan District,
GO, Series 2026, 6.25%, 12/01/2056	4,190,000	4,141,229
Smith Metropolitan District No. 3,
GO, Series 2026 A, 6.00%, 12/01/2055	1,725,000	1,723,041
Town of Del Norte,
Valley Citizens’ Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 4.88%, 12/01/2034	745,000	727,764

		68,457,271
Connecticut 1.1%
Aquarion Water Authority,
Water System, Revenue, BAM Insured, Series 2026E, 0.00%, 08/01/2044 (g)	3,550,000	1,514,945
Water System, Revenue, BAM Insured, Series 2026E, 0.00%, 08/01/2045 (g)	3,875,000	1,553,161
Water System, Revenue, BAM Insured, Series 2026E, 0.00%, 08/01/2046 (g)	3,360,000	1,255,599
Connecticut Housing Finance Authority,
Revenue, AMT, Refunding, Series 2020 E2, 1.70%, 11/15/2028	950,000	894,830
Connecticut State Health & Educational Facilities Authority,
Duncaster, Inc. Obligated Group, Revenue, Series A, 5.00%, 08/01/2035	300,000	300,036
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2027 (c)	100,000	100,689
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2028 (c)	100,000	101,360
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2029 (c)	100,000	101,726
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2030 (c)	400,000	405,849
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2032 (c)	575,000	580,679
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2034 (c)	125,000	125,722
Odd Fellows Home of Connecticut, Inc. Obligated Group, Revenue, Series 2026A, 5.50%, 12/15/2036	3,190,000	3,281,005
Odd Fellows Home of Connecticut, Inc. Obligated Group, Revenue, Series 2026A, 5.88%, 12/15/2046	3,555,000	3,574,549
Odd Fellows Home of Connecticut, Inc. Obligated Group, Revenue, Series 2026A, 6.25%, 12/15/2053	4,000,000	4,032,158
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2032	1,075,000	1,080,490
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2033	1,410,000	1,413,043
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2034	1,365,000	1,366,014
University of Hartford (The), Revenue, Refunding, Series N, 4.00%, 07/01/2049	40,000	30,912

		21,712,767
Delaware 0.0%(d)
Town of Milton,
Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.70%, 09/01/2044 (c)	100,000	101,408

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
District of Columbia 0.2%
District of Columbia,
Obligated Group, Revenue, Series 2021 A, 5.00%, 06/01/2041 (c)	1,130,000	1,044,876
Obligated Group, Revenue, Series 2024 A, 5.63%, 06/01/2044	1,000,000	959,937
Union Market TIF Area, Tax Allocation, Series 2021 A, 3.75%, 06/01/2031 (c)	2,162,000	2,087,457

		4,092,270
Florida 11.4%
Alachua County Health Facilities Authority,
Shands Teaching Hospital & Clinics Obligated Group, Revenue, Series A, 5.00%, 12/01/2044	475,000	475,256
Alachua County Housing Finance Authority,
Woodland Park II LLC, Revenue, Series 2025 B, 4.90%, 07/01/2028 (a)(b)(c)	1,850,000	1,846,273
Antillia Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2031	115,000	116,654
Avenir Community Development District,
Assessment Area 2, Special Assessment, Series 2021 A-1, 2.75%, 05/01/2031	2,745,000	2,581,630
Babcock Ranch Community Independent Special District,
Assessment Area 1, Special Assessment, Series 2015, 5.25%, 11/01/2046	3,460,000	3,460,134
Assessments, Special Assessment, Series 2022, 4.25%, 05/01/2032	15,000	14,936
Assessments, Special Assessment, Series 2024, 4.30%, 05/01/2031 (c)	850,000	855,733
Balm Grove Community Development District,
Special Assessment, Series 2022, 3.63%, 11/01/2032	1,290,000	1,228,368
Beach Road Golf Estates Community Development District,
Special Assessment, Series 2015, 5.00%, 11/01/2036	125,000	125,026
Bridle Creek Community Development District,
Special Assessment, Series 2025, 5.15%, 05/01/2035	1,790,000	1,790,982
Capital Projects Finance Authority,
Heritage Charter Academy, Inc., Revenue, Series 2025 A1, 7.50%, 06/15/2065 (c)	5,345,000	5,428,929
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 01/01/2035 (c)	1,500,000	1,570,493
Capital Trust Agency, Inc.,
Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2031 (c)	420,000	412,219
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027 (c)	195,000	193,188
Capital Trust Authority,
Revenue, AMT, Series 2024 A, 6.88%, 12/01/2044 (c)	6,000,000	6,284,727
QSH/St Augustine LLC, Revenue, Series 2026 A, 8.50%, 07/01/2057 (c)	3,040,000	2,996,623
Charlotte County Industrial Development Authority,
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2025, 5.13%, 10/01/2035	685,000	690,748
City of Tampa,
BayCare Obligated Group, Revenue, Series 2016 A, 5.00%, 11/15/2046	970,000	963,565
Connerton East Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 4.65%, 06/15/2035	200,000	201,787
County of Palm Beach,
Palm Beach Atlantic University, Inc., Revenue, Series 2025 B, 6.50%, 10/01/2035 (c)	500,000	535,984
Provident Group-PBAU Properties LLC, Revenue, Series 2019 A, 5.00%, 04/01/2029 (c)	535,000	541,950
Crossings Community Development District,
Area 2, Special Assessment, Series 2024, 4.75%, 05/01/2031	170,000	170,735
Crosswinds East Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 4.50%, 05/01/2031	180,000	180,399

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
East Nassau Stewardship District,
Wildlight Village Phase 3, Special Assessment, Series 2024, 4.70%, 05/01/2031	715,000	717,332
East Palm Drive Community Development District,
East Palm Drive Community Development District Assessment Area 2, Special Assessment, Series 2026, 5.35%, 06/15/2046	500,000	493,318
Edgewater East Community Development District,
Assessment Area 2, Special Assessment, Series 2022, 3.38%, 05/01/2032	1,970,000	1,871,836
Edgewater West Community Development District,
Master Infrastructure Bond Area, Special Assessment, Series 2026, 6.00%, 05/01/2041	5,000,000	4,971,401
Epperson North Community Development District,
Assessment Area 1, Special Assessment, Series 2018 A-1, 5.75%, 11/01/2049 (c)	995,000	1,009,508
Florida Development Finance Corp.,
AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 0.00%, 07/15/2028 (a)(b)(c)(e)	28,500,000	7,980,000
AAF Operations Holdings LLC, Revenue, AMT, Series 2024A, 0.00%, 07/15/2028 (a)(b)(c)(e)	15,750,000	4,410,000
Assistance Unlimited, Inc., Revenue, Refunding, Series 2022, 5.00%, 08/15/2032 (c)	410,000	404,097
Brightline Florida Holdings LLC, Revenue, AMT, Series 2025 B, 10.00%, 08/20/2026 (a)(b)(c)(e)	55,960,000	36,374,000
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2036 (e)	5,175,000	3,803,625
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2037 (e)	3,500,000	2,572,500
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2041 (e)	1,500,000	1,102,500
GFL Solid Waste Southeast LLC, Revenue, AMT, Series 2024 A, 4.38%, 10/01/2031 (a)(b)(c)	8,000,000	8,024,845
Southwest Charter Foundation Bonita Springs & Collier Charter Obligated Group, Revenue, Series A, 6.00%, 06/15/2037 (c)	1,075,000	1,078,254
Waste Pro USA, Inc., Revenue, AMT, Series 2019, 5.00%, 05/01/2029 (c)	140,000	140,888
Waste Pro USA, Inc., Revenue, AMT, Series 2021, 3.00%, 06/01/2032	10,520,000	9,697,515
Waste Pro USA, Inc., Revenue, AMT, Series 2025, 4.45%, 07/01/2030 (a)(b)(c)	10,000,000	10,008,449
Florida Local Government Finance Commission,
Revenue, Series 2026 A, 0.00%, 12/01/2030 (c)(h)	1,500,000	1,501,186
BridgePrep Academy, Inc. Obligated Group, Revenue, Series 2025 A, 5.00%, 06/15/2035 (c)	7,370,000	7,491,322
Life Care ET, Inc., Revenue, Series 2025 A, 0.00%, 12/01/2030 (c)(h)	4,600,000	4,913,272
Orlando Lutheran Towers, Inc. Obligated Group, Revenue, Series 2025 A, 5.25%, 07/01/2038 (c)	2,070,000	2,123,251
Ponte Vedra Pine Co. LLC Obligated Group, Revenue, Series 2025 A, 5.50%, 11/15/2035 (c)	1,000,000	1,039,887
Sanctuary At Village On The Isle LLC (The), Revenue, Series 2025 A, 0.00%, 12/22/2030 (c)(h)	3,750,000	3,976,829
Florida Municipal Loan Council,
Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 4.50%, 05/01/2031	265,000	266,358
Golden Gem Community Development District,
Special Assessment, Series 2024, 5.15%, 05/01/2031	535,000	540,372
Gracewater Sarasota Community Development District,
Assessments, Special Assessment, Series 2021, 2.95%, 05/01/2031	500,000	462,672
Greater Orlando Aviation Authority,
JetBlue Airways Corp., Revenue, AMT, Refunding, Series 2013, 5.00%, 11/15/2026	9,075,000	9,075,311

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
JetBlue Airways Corp., Revenue, AMT, Refunding, Series 2013, 5.00%, 11/15/2036	18,010,000	18,011,443
Greenbriar Community Development District,
Assessment Area No. 1, Special Assessment, Series 2025, 4.80%, 05/01/2032	360,000	364,885
Harmony Community Development District,
Special Assessment, Refunding, Series 2014, 5.25%, 05/01/2032	2,185,000	2,168,360
Harvest Hills South Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 4.25%, 05/01/2030	300,000	297,538
Assessment Area 1, Special Assessment, Series 2025, 4.50%, 05/01/2035	375,000	364,498
Kings Creek I Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 4.50%, 05/01/2030	245,000	246,373
Assessment Area 1, Special Assessment, Series 2025, 5.00%, 05/01/2036	455,000	460,803
Lakefront Estates Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.70%, 05/01/2045	2,325,000	2,335,890
Lakes of Sarasota Community Development District 2,
Special Assessment, Series B, 5.20%, 05/01/2035	3,015,000	3,017,565
Lakeside Preserve Community Development District,
Special Assessment, Series 2019, 4.88%, 05/01/2039	420,000	401,911
Lakewood Ranch Stewardship District,
Special Assessment, Series 2016, 5.00%, 05/01/2036	730,000	730,342
Assessment Northeast Sector Phase 2A, Special Assessment, Series 2019, 3.85%, 05/01/2039	555,000	512,412
Assessments, Special Assessment, Series 2025, 5.00%, 05/01/2030	1,710,000	1,785,822
Assessments, Special Assessment, Series 2025, 5.00%, 05/01/2035	2,795,000	2,930,682
LTC Ranch West Residential Community Development District,
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 4.75%, 05/01/2031	235,000	235,457
City of Port St. Lucie Florida, Special Assessment, Series 2021 B, 3.25%, 05/01/2031	1,300,000	1,236,345
Mainstreet at Coconut Creek Community Development District,
Assessment Area 1, Special Assessment, Series 2026, 5.00%, 05/01/2031	1,000,000	987,731
Malabar Springs Community Development District,
Assessment Area 2, Special Assessment, Series 2026, 4.80%, 05/01/2036 (c)(i)	400,000	399,598
Marion Ranch Community Development District,
Special Assessment, Series 2024, 5.10%, 05/01/2031	170,000	172,081
Mckendree Pointe Community Development District,
Special Assessment, Series 2025, 4.75%, 05/01/2035	500,000	486,140
Special Assessment, Series 2025, 5.70%, 05/01/2045	1,815,000	1,809,531
Miami Health Facilities Authority,
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2031	1,605,000	1,578,905
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2032	760,000	743,626
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.13%, 07/01/2038	6,475,000	6,060,146
Miami-Dade County Expressway Authority,
Revenue, Refunding, Series 2010 A, 5.00%, 07/01/2040	1,940,000	1,947,979
Miami-Dade County Industrial Development Authority,
Miami Community Charter School, Revenue, Refunding, Series 2020 A, 4.25%, 06/01/2030 (c)	395,000	388,293

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Pinecrest Academy Obligated Group, Revenue, Series 2014, 5.25%, 09/15/2044	950,000	915,126
Midtown Miami Community Development District,
Special Assessment, Refunding, Series 2014 A, 5.00%, 05/01/2037	1,735,000	1,669,740
Infrastructure Project, Special Assessment, Refunding, Series 2014 B, 5.00%, 05/01/2037	1,100,000	1,058,624
Northern Palm Beach County Improvement District,
Northern Palm Beach County Improvement District Unit of Development No. 46, Special Assessment, Refunding, Series A, 3.50%, 08/01/2036	360,000	313,984
Osceola Chain Lakes Community Development District,
Assessments, Special Assessment, Series 2020, 3.50%, 05/01/2030	235,000	227,375
Palm Beach County Health Facilities Authority,
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2004 B, 4.00%, 11/15/2034	10,000	9,841
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 C, 5.00%, 05/15/2028	20,000	20,011
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 B, 5.00%, 05/15/2032	20,000	20,128
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 B, 5.00%, 05/15/2035	4,665,000	4,689,675
Palm Coast 145 Community Development District,
Special Assessment, Series 2025 B, 6.25%, 05/01/2035 (c)	6,000,000	6,020,676
Palm Coast Park Community Development District,
Sawmill Branch - Phase 7, Special Assessment, Series 2024, 4.38%, 05/01/2031	200,000	198,898
Peace Crossing Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2031	650,000	649,573
Pine Island Community Development District,
Special Assessment, Series 2004, 5.75%, 05/01/2035	1,120,000	1,120,022
Saltleaf Community Development District,
Assessments, Special Assessment, Series 2024, 6.00%, 05/01/2056	1,000,000	1,002,682
Sarasota County Health Facilities Authority,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 01/01/2031	25,000	25,058
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, Series 2017 A, 5.00%, 01/01/2042	200,000	198,704
Silverlake Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 4.50%, 05/01/2031	300,000	296,153
Southern Groves Community Development District No. 5,
Assessment Area, Special Assessment, Refunding, Series 2019, 3.25%, 05/01/2029	100,000	97,762
Sunrise Community Development District,
Special Assessment, Series 2025, 4.50%, 05/01/2035 (c)	880,000	849,890
Sunstone Community Development District,
Assessment Area 1, Special Assessment, Series 2026, 5.38%, 05/01/2046	750,000	729,119
Terra Lago Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 4.50%, 05/01/2032	570,000	572,545
Terreno Community Development District,
Special Assessment, Series 2025, 4.55%, 05/01/2032	325,000	327,368
Villages of Westport Community Development District,
Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035	35,000	35,058

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
West Villages Improvement District,
Assessment Area 1, Special Assessment, Series 2025, 4.75%, 05/01/2032	4,250,000	4,169,335
Woodland Crossing Community Development District,
Special Assessment, Series 2025, 4.88%, 05/01/2030 (c)	410,000	414,215
Yarborough Lane Community Development District,
Special Assessment, Series 2024, 4.75%, 05/01/2031	215,000	216,727

		234,239,512
Georgia 1.5%
Atlanta Development Authority (The),
City of Atlanta Westside Tax Allocation District Gulch Area, Revenue, Series 2024-1, Class A, 0.00%, 12/15/2048 (c)(h)	1,000,000	916,085
City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-1, 5.00%, 04/01/2034 (c)	8,250,000	8,368,415
Development Authority for Fulton County,
Madrone - MS Student Housing I LLC, Revenue, Series 2026 A1, 5.25%, 07/01/2046 (c)	2,000,000	1,989,898
Madrone - MS Student Housing I LLC, Revenue, Series 2026 A1, 5.63%, 07/01/2056 (c)	3,500,000	3,460,684
Development Authority of Bainbridge And Decatur County,
Spring Creek Charter Academy, Inc., Revenue, Series 2026, 5.25%, 04/01/2036 (c)	2,380,000	2,328,875
Spring Creek Charter Academy, Inc., Revenue, Series 2026, 6.50%, 04/01/2056 (c)	5,625,000	5,501,058
Spring Creek Charter Academy, Inc., Revenue, Series 2026, 6.75%, 04/01/2066 (c)	3,485,000	3,472,733
Development Authority of The City of Marietta,
Life University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 11/01/2027 (c)	300,000	300,293
George L Smith II Congress Center Authority,
Signia Hotel Management LLC, Revenue, Series 2021 B, 3.63%, 01/01/2031 (c)	1,170,000	1,123,382
Signia Hotel Management LLC, Revenue, Series 2021 B, 5.00%, 01/01/2036 (c)	2,500,000	2,510,704
Main Street Natural Gas, Inc.,
Revenue, Series 2022 C, 4.00%, 11/01/2027 (a)(b)(c)	500,000	499,933

		30,472,060
Hawaii 0.1%
State of Hawaii Department of Budget & Finance,
Hawai’i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2039 (c)	1,500,000	1,443,172

Idaho 0.2%
Idaho Health Facilities Authority,
Madison Memorial Hospital, Revenue, Refunding, Series 2016, 5.00%, 09/01/2029	610,000	610,153
Power County Industrial Development Corp.,
FMC Corp., Revenue, AMT, Series 1999, 6.45%, 08/01/2032	1,055,000	1,058,213
Spring Valley Community Infrastructure District No. 1,
Assessment Area 2, Special Assessment, Series 2024, 6.25%, 09/01/2053 (c)	2,000,000	2,029,795

		3,698,161
Illinois 6.0%
Chicago Board of Education,
GO, Series 2012 A, 5.00%, 12/01/2042	2,500,000	2,379,959
GO, Series 2015 C, 5.25%, 12/01/2035	680,000	664,826
GO, Series 2015 C, 5.25%, 12/01/2039	8,120,000	7,909,364
GO, Refunding, Series 2017 A, 7.00%, 12/01/2046 (c)	20,700,000	21,077,208
GO, Refunding, Series 2018 A, 5.00%, 12/01/2035	1,500,000	1,498,932
GO, Refunding, Series 2021 B, 5.00%, 12/01/2036	150,000	148,479
GO, Refunding, Series B, 7.00%, 12/01/2042 (c)	6,250,000	6,383,305
Chicago Board of Education Dedicated Capital Improvement Tax,
Revenue, Series 2016, 6.00%, 04/01/2046	16,695,000	16,879,246

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois
Revenue, Series 2017, 5.00%, 04/01/2042	8,800,000	8,745,807
Chicago O’Hare International Airport,
Revenue, Senior Lien, AMT, Refunding, Series D, 5.00%, 01/01/2047	8,375,000	8,384,305
City of Calumet City,
GO, Series 2023 B, 4.50%, 03/01/2037	600,000	559,884
City of Chicago,
GO, Series 2025 A, 6.00%, 01/01/2050	3,000,000	3,109,456
City of Galesburg,
Knox College/Illinois, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2036	1,125,000	984,864
Knox College/Illinois, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2041	1,475,000	1,189,771
City of Harvey,
GO, Refunding, Series 2023 A, 4.00%, 01/01/2028	190,000	184,153
County of Cook,
Deerfield SLF LP, Revenue, Series 2024, 6.50%, 01/01/2045	3,400,000	3,465,468
Illinois Finance Authority,
Acero Charter Schools, Inc. Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 10/01/2028 (c)	580,000	579,824
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2030	1,000,000	974,225
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	3,770,000	3,372,896
Benedictine University, Revenue, Refunding, Series 2021, 5.00%, 10/01/2027	20,000	19,903
Benedictine University, Revenue, Refunding, Series 2021, 5.00%, 10/01/2030	1,300,000	1,266,493
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2019, 5.00%, 09/01/2027	1,170,000	1,168,586
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 5.13%, 10/01/2035 (c)	700,000	706,872
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 6.00%, 10/01/2045 (c)	1,000,000	1,016,041
Columbia College Chicago, Revenue, Series 2019, 5.00%, 12/01/2029	1,685,000	1,677,710
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2026	875,000	874,813
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 4.00%, 09/01/2037	25,000	21,656
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2038	200,000	188,921
Illinois Wesleyan University, Revenue, Refunding, Series 2016, 3.00%, 09/01/2030	1,500,000	1,421,945
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 4.00%, 05/15/2035	295,000	288,619
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 05/15/2035	250,000	250,075
LRS Holdings LLC, Revenue, AMT, Series 2023 B, 7.38%, 09/01/2033 (a)(b)(c)	5,000,000	5,622,598
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.50%, 05/15/2042	500,000	533,193
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.50%, 05/15/2047	1,000,000	1,058,374
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.63%, 05/15/2052	285,000	299,845
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.75%, 05/15/2058	850,000	892,176
Roosevelt University, Revenue, Series 2007, 5.50%, 04/01/2032	100,000	100,015
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2026	465,000	464,965
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 05/01/2038	1,160,000	1,136,827
Illinois State Toll Highway Authority,
Revenue, Series 2015 A, 5.00%, 01/01/2036	1,900,000	1,906,195
Sangamon County Water Reclamation District,
GO, Refunding, Series A, 5.75%, 01/01/2053	870,000	870,360

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois
Southwestern Illinois Development Authority,
United States Steel Corp., Revenue, AMT, Series 2012, 5.75%, 08/01/2042	210,000	210,154
Upper Illinois River Valley Development Authority,
Northern Kane Educational Corp., Revenue, Refunding, Series 2017 A, 5.25%, 12/01/2037 (c)	1,000,000	979,278
Village of Bridgeview,
GO, Refunding, Series 2015 A, 5.00%, 12/01/2030	90,000	90,009
GO, Refunding, Series 2015 A, 5.63%, 12/01/2041	2,175,000	2,139,257
Village of Lincolnwood Il,
North Lincoln Redevelopment Project Area, COP, Series 2025 B, 5.75%, 12/01/2043 (c)	1,700,000	1,727,877
Village of Rantoul,
Evans Road Redevelopment Area, Tax Allocation, Refunding, Series 2024, 5.25%, 12/01/2033 (c)	300,000	302,416
Village of Romeoville,
Lewis University, Revenue, Refunding, Series 2018 B, 5.00%, 10/01/2036	505,000	504,981
Lewis University, Revenue, Refunding, Series 2018 B, 5.00%, 10/01/2039	4,665,000	4,523,901
Western Illinois Economic Development Authority,
Memorial Hospital Association, Revenue, Refunding, Series 2016, 3.13%, 06/01/2027	200,000	197,674
Memorial Hospital Association, Revenue, Refunding, Series 2016, 3.25%, 06/01/2028	755,000	737,337
Memorial Hospital Association, Revenue, Refunding, Series 2016, 3.50%, 06/01/2029	365,000	353,041
Memorial Hospital Association, Revenue, Refunding, Series 2016, 4.00%, 06/01/2033	680,000	628,941

		122,673,020
Indiana 1.3%
City of East Chicago,
Revenue, Series 2025, 6.50%, 07/15/2044 (c)	500,000	517,090
City of Valparaiso,
Lutheran University Association, Inc. (The), Revenue, Series 2025 B, 9.50%, 10/01/2035 (c)	4,000,000	3,987,719
Indiana Finance Authority,
Avondale Meadows Academy, Revenue, Refunding, Series 2017, 5.13%, 07/01/2037	6,190,000	5,778,333
Avondale Meadows Academy, Revenue, Refunding, Series 2017, 5.38%, 07/01/2047	950,000	827,432
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 5.00%, 10/01/2032	7,105,000	7,004,646
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 3.75%, 10/01/2037	185,000	153,897
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 3.75%, 10/01/2042	170,000	131,685
Good Samaritan Hospital Obligated Group, Revenue, Series 2016 A, 5.50%, 04/01/2041	4,555,000	4,556,424
Hanover College, Revenue, Series 2013, 4.25%, 05/01/2033	25,000	23,573
Lutheran University Association, Inc. (The), Revenue, Series 2014, 5.00%, 10/01/2039	145,000	126,837
Lutheran University Association, Inc. (The), Revenue, Series 2014, 4.00%, 10/01/2044	15,000	10,687
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.00%, 10/01/2031	65,000	55,678
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 4.00%, 10/01/2032	45,000	40,698
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.25%, 10/01/2033	65,000	53,512
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 5.00%, 10/01/2036	105,000	95,914
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.50%, 10/01/2037	50,000	38,394
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	100,000	88,997
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2021, 5.00%, 10/01/2031	25,000	24,403
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2021, 4.00%, 10/01/2034	50,000	43,544
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2021, 4.00%, 10/01/2035	545,000	463,906

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Indiana
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.25%, 07/01/2028 (c)	300,000	301,469
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.88%, 07/01/2038 (c)	540,000	540,788
United States Steel Corp., Revenue, AMT, Series 2012, 5.75%, 08/01/2042	165,000	165,122
Richmond Hospital Authority,
Reid Hospital & Health Care Services, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 01/01/2029	800,000	801,473
Reid Hospital & Health Care Services, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 01/01/2039	1,000,000	983,513

		26,815,734
Iowa 0.3%
City of Coralville,
COP, Series 2016 E, 4.00%, 06/01/2029	900,000	870,693
COP, Series 2016 E, 4.00%, 06/01/2031	1,500,000	1,409,789
COP, Series 2016 E, 3.38%, 06/01/2036	25,000	20,406
Revenue, Refunding, Series 2016 A, 3.75%, 05/01/2036	65,000	52,570
Revenue, Refunding, Series 2017 D-1, 4.00%, 05/01/2037	150,000	125,551
Crawford County Memorial Hospital, Inc.,
Revenue, Series 2024, 5.00%, 06/15/2027	1,000,000	1,002,360
Delaware County Memorial Hospital,
Revenue, Series 2025, 4.40%, 12/01/2027	285,000	286,671
Revenue, Series 2025, 5.00%, 12/01/2033	195,000	197,685
Iowa Finance Authority,
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2023 B, 6.60%, 05/15/2028	320,000	331,341
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2023 B, 7.50%, 05/15/2053	2,015,000	2,220,708

		6,517,774
Kansas 1.4%
City of Chanute,
GO, Refunding, Series 2026 A, 5.50%, 11/01/2051	400,000	402,719
GO, Refunding, Series 2026 A, 5.50%, 11/01/2056	1,000,000	1,002,878
City of Derby,
STAR Bond District, Revenue, Series 2022, 5.00%, 09/01/2042	1,025,000	1,025,243
City of Hutchinson,
Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2027	100,000	99,893
Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2041	320,000	277,596
City of Lenexa,
Lakeview Village, Inc., Revenue, Refunding, Series 2018 A, 5.00%, 05/15/2027	135,000	135,672
City of Wichita,
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2018 I, 5.00%, 05/15/2033	135,000	135,197
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.25%, 05/15/2039	1,580,000	1,555,833
Presbyterian Manors Obligated Group, Revenue, Refunding, Series III-2019, 3.75%, 05/15/2034	535,000	494,579
Wyandotte County-Kansas City Unified Government,
Sales Tax, Revenue, Series 2015 A, 5.00%, 09/01/2027	370,000	370,046
Sales Tax, Revenue, Series 2015 A, 5.75%, 09/01/2032	350,000	334,831
Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 09/01/2039 (c)	5,000,000	5,078,183
Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 03/01/2041 (c)	17,000,000	17,181,500

		28,094,170
Kentucky 0.1%
City of Campbellsville,
Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 4.50%, 03/01/2028	10,000	9,877
Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 4.75%, 03/01/2029	60,000	58,473
Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 5.00%, 03/01/2030	25,000	24,213

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Kentucky
Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 5.13%, 03/01/2033	40,000	38,177
County of Christian,
Jennie Stuart Medical Center Obligated Group, Revenue, Refunding, Series 2016, 5.38%, 02/01/2036	200,000	200,123
Louisville,
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 4.00%, 05/01/2029	100,000	94,626
Louisville/Jefferson County Metropolitan Government,
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2031	2,000,000	1,896,173
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 4.00%, 05/01/2029	300,000	283,950

		2,605,612
Louisiana 0.8%
Calcasieu Parish Memorial Hospital Service District,
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2034	2,000,000	1,990,438
Louisiana Local Government Environmental Facilities & Community Development Authority,
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2027	410,000	409,039
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2028	430,000	426,509
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2029	450,000	443,102
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2029 (c)	710,000	679,307
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2039 (c)	3,270,000	2,741,429
Louisiana Public Facilities Authority,
Waste Pro USA, Inc., Revenue, AMT, Series 2025, 4.38%, 10/02/2028 (a)(b)(c)	10,000,000	10,032,254

		16,722,078
Maryland 1.4%
City of Baltimore,
Baltimore Hotel Corp., Revenue, Refunding, Series 2017, 5.00%, 09/01/2033	1,105,000	1,109,968
City of Salisbury,
Tax Allocation, Series 2007, 0.00%, 01/01/2037 (g)	6,000,000	2,653,920
County of Frederick,
Mount St Mary’s University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2032 (c)	740,000	738,296
Mount St Mary’s University, Inc., Revenue, Series 2026, 6.00%, 09/01/2056 (c)	2,200,000	2,121,555
County of Montgomery,
Trinity Health Corp. Obligated Group, Revenue, Series 2015 MD, 5.00%, 12/01/2044 (j)	3,000,000	3,000,542
County of Prince George’s,
Collington Episcopal Life Care Community, Inc., Revenue, Refunding, Series 2017, 5.25%, 04/01/2037	2,550,000	2,553,682
Collington Episcopal Life Care Community, Inc., Revenue, Refunding, Series 2017, 5.25%, 04/01/2047	4,000,000	3,746,180
Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.00%, 07/01/2030 (c)	1,100,000	1,106,248
Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.25%, 07/01/2048 (c)	2,000,000	1,993,349
Maryland Department of Housing & Community Development,
Revenue, FHA Insured, Series 2026C, 4.90%, 07/01/2061 (j)	1,500,000	1,457,170
Maryland Health & Higher Educational Facilities Authority,
Goucher College, Revenue, Refunding, Series 2017 A, 5.00%, 07/01/2037	1,600,000	1,605,695

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Maryland
Goucher College, Revenue, Refunding, Series 2017 A, 5.00%, 07/01/2044	5,015,000	4,873,816
Prince George’s County Revenue Authority,
County of Prince George’s MD Suitland-Naylor Road Development District, Tax Allocation, Series 2016, 5.00%, 07/01/2046 (c)	2,000,000	1,999,990

		28,960,411
Massachusetts 2.9%
Massachusetts Development Finance Agency,
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2031 (c)	2,510,000	2,542,564
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2041 (c)	1,650,000	1,554,184
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2056 (c)	2,000,000	1,646,360
Boston Medical Center Corp. Obligated Group, Revenue, Series 2015 D, 5.00%, 07/01/2044	8,265,000	8,258,924
Boston Medical Center Corp. Obligated Group, Revenue, Refunding, Series 2016 E, 5.00%, 07/01/2033	5,000,000	5,001,758
Boston Medical Center Corp. Obligated Group, Revenue, Series 2017 F, 5.00%, 07/01/2030	1,475,000	1,488,183
Care Communities LLC Obligated Group, Revenue, Series 2025 A-1, 5.50%, 07/15/2035 (c)	3,300,000	3,339,251
Care Communities LLC Obligated Group, Revenue, Series 2025 A-1, 6.50%, 07/15/2060 (c)	4,700,000	4,771,589
Dana-Farber Cancer Institute Obligated Group, Revenue, Refunding, Series 2026 Q, 5.50%, 12/01/2056 (f)	6,000,000	6,307,031
Emmanuel College, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2032	5,630,000	5,630,717
Emmanuel College, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2034	2,835,000	2,830,440
Emmanuel College, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2035	6,375,000	6,312,686
Lawrence General Hospital Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2028	675,000	666,619
Salem Community Corp. Obligated Group, Revenue, Refunding, Series 2022, 5.00%, 01/01/2030	465,000	472,632
Salem Community Corp. Obligated Group, Revenue, Refunding, Series 2022, 5.00%, 01/01/2031	485,000	493,181
Simmons University, Revenue, Refunding, Series K-1, 5.00%, 10/01/2027	25,000	24,948
Simmons University, Revenue, Series K-1, 4.13%, 10/01/2032	35,000	32,581
Southcoast Health System Obligated Group, Revenue, Series 2013 F, 5.00%, 07/01/2027	25,000	25,023
Suffolk University, Revenue, Refunding, Series 2017, 5.00%, 07/01/2034	1,690,000	1,690,796
Suffolk University, Revenue, Refunding, Series 2017, 5.00%, 07/01/2035	1,480,000	1,480,457
Massachusetts Housing Finance Agency,
Revenue, Refunding, GNMA Insured, Series 253, 4.75%, 12/01/2046 (j)	5,530,000	5,505,611

		60,075,535
Michigan 0.3%
Flint Hospital Building Authority,
Hurley Medical Center, Revenue, Series 2013 B, 4.75%, 07/01/2028	485,000	483,321
Grand Rapids Economic Development Corp.,
Michigan Christian Home Obligated Group, Revenue, Refunding, Series 2017 A, 4.25%, 11/01/2038	25,000	22,385
Kalamazoo Economic Development Corp.,
Friendship Village of Kalamazoo Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 08/15/2031 (c)	790,000	804,250
Friendship Village of Kalamazoo Obligated Group, Revenue, Series 2026 A, 5.00%, 08/15/2036 (c)	1,000,000	994,225
Friendship Village of Kalamazoo Obligated Group, Revenue, Series 2026 A, 6.00%, 08/15/2046 (c)	1,315,000	1,360,077

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Michigan
Michigan Finance Authority,
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2033	40,000	29,531
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2036	1,000,000	683,084
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	500,000	422,264
Kettering University, Revenue, Refunding, Series 2020, 4.00%, 09/01/2045	50,000	39,714
Michigan Strategic Fund,
Friendship Village of Kalamazoo Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 08/15/2031 (c)	515,000	524,290

		5,363,141
Minnesota 0.3%
City of Landfall Village,
Pines of Richfield LLC (The), Revenue, Series 2024, 4.75%, 08/01/2029	205,000	205,245
Pines of Richfield LLC (The), Revenue, Series 2024, 4.80%, 08/01/2030	215,000	214,808
Pines of Richfield LLC (The), Revenue, Series 2024, 4.85%, 08/01/2031	225,000	224,116
Pines of Richfield LLC (The), Revenue, Series 2024, 4.90%, 08/01/2032	235,000	233,576
Pines of Richfield LLC (The), Revenue, Series 2024, 5.00%, 08/01/2033	250,000	248,321
City of Moorhead,
Concordia College, Revenue, Refunding, Series 2016, 5.00%, 12/01/2034	1,155,000	1,155,119
Concordia College, Revenue, Refunding, Series 2016, 5.00%, 12/01/2040	1,350,000	1,344,744
City of Shakopee,
Benedictine Living Community of Shakopee LLC Obligated Group, Revenue, Refunding, Series 2025, 4.45%, 11/01/2035	1,335,000	1,321,101
Dakota County Community Development Agency,
Sanctuary at West St. Paul (The), Revenue, Series 2015, 6.00%, 08/01/2035	1,500,000	1,440,715
Minnesota Housing Finance Agency,
Revenue, AMT, GNMA Insured, Series 2015 B, 3.00%, 04/01/2045	276,880	238,819

		6,626,564
Mississippi 1.0%
City of Jackson,
GO, Refunding, Series 2021, 5.00%, 03/01/2027	920,000	925,776
County of Tunica,
Revenue, Refunding, Series 2019, 6.00%, 10/01/2040	7,020,000	7,172,785
Harrison County Utility Authority,
Revenue, Refunding, Series 2020 A, 1.50%, 07/01/2030 (c)	2,800,000	2,423,283
Mississippi Business Finance Corp.,
Waste Pro USA, Inc., Revenue, AMT, Refunding, Series 2025 A, 4.38%, 08/02/2027 (a)(b)(c)	7,500,000	7,512,131
Mississippi Development Bank,
City of Jackson, Revenue, Refunding, Series 2013 A, 3.00%, 03/01/2027	90,000	88,999
City of Jackson, Revenue, Refunding, Series 2013 A, 3.00%, 03/01/2028	260,000	251,863
City of Jackson, Revenue, Refunding, Series 2013 A, 3.00%, 03/01/2029	295,000	280,018
City of Jackson, Revenue, Refunding, Series 2013 A, 3.13%, 03/01/2030	230,000	212,223
City of Jackson, Revenue, Refunding, Series 2013 A, 3.25%, 03/01/2036	725,000	560,793
Special Sales Tax, Revenue, Series 2020, 5.00%, 09/01/2026	85,000	85,077
Natchez-Adams School District,
GO, Series 2020, 2.13%, 03/01/2027	430,000	421,741
GO, Series 2020, 2.00%, 03/01/2031	175,000	151,302
Revenue, Series 2020, 2.38%, 02/01/2036	55,000	39,946
Revenue, Series 2020, 2.50%, 02/01/2039	40,000	26,334

		20,152,271

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Missouri 0.6%
County of Boone,
Boone County Hospital, Revenue, Refunding, Series 2016, 5.00%, 08/01/2026	25,000	25,000
Boone County Hospital, Revenue, Refunding, Series 2016, 5.00%, 08/01/2028	1,000,000	971,397
Boone County Hospital, Revenue, Refunding, Series 2016, 5.00%, 08/01/2029	1,525,000	1,456,835
Boone County Hospital, Revenue, Refunding, Series 2016, 5.00%, 08/01/2030	1,300,000	1,219,540
Boone County Hospital, Revenue, Refunding, Series 2016, 3.00%, 08/01/2032	35,000	27,696
Boone County Hospital, Revenue, Refunding, Series 2016, 4.00%, 08/01/2033	2,470,000	2,057,613
Boone County Hospital, Revenue, Refunding, Series 2016, 3.00%, 08/01/2034	50,000	36,949
Boone County Hospital, Revenue, Refunding, Series 2016, 4.00%, 08/01/2038	365,000	270,067
Health & Educational Facilities Authority of the State of Missouri,
Maryville University of St. Louis, Revenue, Refunding, Series 2020 A, 4.00%, 06/15/2038	3,470,000	3,172,472
Mercy Health, Revenue, Series 2014 F, 5.00%, 11/15/2045	150,000	150,048
Kansas City Industrial Development Authority,
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2036 (c)	1,775,000	1,775,576
St Louis County Industrial Development Authority,
Friendship Village St Louis Obligated Group, Revenue, Series 2013 A, 5.50%, 09/01/2033	915,000	915,995

		12,079,188
Montana 0.3%
City of Great Falls,
Downtown Urban Renewal District, Tax Allocation, Series 2021, 3.00%, 07/01/2035	1,005,000	872,929
Montana Facility Finance Authority,
Montana Children’s Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2035	525,000	471,053
Montana Children’s Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2040	60,000	49,025
Montana Children’s Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2044	1,150,000	878,040
Montana Children’s Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2050	40,000	27,728
St John’s Lutheran Ministries, Inc. Obligated Group, Revenue, Series 2026A, 5.50%, 11/15/2046	2,000,000	1,972,148
St John’s Lutheran Ministries, Inc. Obligated Group, Revenue, Refunding, Series 2026A, 6.13%, 11/15/2056	2,000,000	2,008,960

		6,279,883
Nebraska 0.4%
Douglas County Hospital Authority No. 2,
Madonna Rehabilitation Hospital Obligated Group, Revenue, Series 2014, 5.00%, 05/15/2036	1,500,000	1,499,989
Village of Boys Town,
Father Flanagan’s Boy’s Home, Revenue, Series 2026, 5.00%, 07/01/2055 (j)	7,430,000	7,326,779

		8,826,768
Nevada 1.3%
City of Las Vegas,
Special Improvement District No. 812, Special Assessment, Series 2015, 5.00%, 12/01/2031	485,000	485,297
Special Improvement District No. 816, Special Assessment, Series 2021, 2.75%, 06/01/2031	220,000	203,520
Las Vegas Redevelopment Agency,
Las Vegas Redevelopment Agency Redevelopment Area 1, Tax Allocation, Refunding, Series 2016, 5.00%, 06/15/2045	5,000,000	4,863,095

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Nevada
State of Nevada Department of Business & Industry,
DesertXpress Enterprises LLC, Revenue, AMT, Series 2025 B, 12.00%, 11/02/2026 (a)(b)(c)	34,045,000	21,788,800

		27,340,712
New Hampshire 6.0%
New Hampshire Business Finance Authority,
Revenue, Series 2024, 5.38%, 12/01/2031 (c)	2,400,000	2,382,685
Revenue, Series 2024, 5.88%, 12/15/2032 (c)	2,326,000	2,310,168
Revenue, Series 2024, 0.00%, 12/01/2034 (c)(g)	24,365,000	13,758,669
Revenue, Series 2024, 5.25%, 12/01/2035 (c)	3,826,000	3,772,534
Revenue, Series 2024, 5.38%, 12/15/2035 (c)	3,100,000	3,076,584
Revenue, Series 2025, 0.00%, 12/15/2032 (c)(g)	6,029,000	3,937,211
Revenue, Series 2025, 0.00%, 12/15/2033 (c)(g)	10,100,000	6,441,575
Revenue, Series 2026, 5.88%, 12/15/2036 (c)	4,880,000	4,885,007
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2051 (c)	2,270,000	1,918,522
Blue Sky Lockhart LP, Revenue, Series 2026, 0.00%, 12/15/2036 (g)	20,070,000	9,411,361
Brazoria County Municipal Utility District No. 83, Revenue, Series 2024, 5.30%, 12/01/2032 (c)	172,000	170,722
Bridgeland Muds Project, Revenue, Series 2026, 6.13%, 12/15/2033 (c)	1,500,000	1,494,374
Christian Health Care Center Obligated Group, Revenue, Series 2019 A, 5.25%, 07/01/2039 (c)	5,160,000	5,161,410
Forestar Group Houston Area Projects, Revenue, Series 2026, 6.50%, 12/01/2034 (c)	9,900,000	9,902,353
Historymaker Empire Project, Revenue, Series 2026, 7.50%, 02/01/2035 (c)	8,315,000	8,106,496
Katy West Municipal Utility District, Revenue, Series 2025, 5.88%, 12/01/2032 (c)	2,000,000	1,999,844
Moonlight Bend Municipal Utility District, Revenue, Series 2025, 0.00%, 12/01/2035 (c)(g)	4,750,000	2,489,466
The Astro Sunterra Projects, Revenue, Series 2026, 0.00%, 12/15/2034 (c)(g)	10,875,000	6,268,005
The LA Segarra Project, Revenue, Series 2026, 0.00%, 12/01/2039 (c)(g)	20,725,000	7,923,777
Travis County Municipal Utility District No. 22, Revenue, Series 2025, 0.00%, 12/01/2031 (c)(g)	23,995,000	16,825,088
Waller County Municipal Utility District No. 38, Revenue, Series 2024, 0.00%, 04/01/2032 (c)(g)	1,517,000	1,051,120
New Hampshire Housing Finance Authority,
Revenue, GNMA Insured, Series 2026E, 4.80%, 07/01/2051 (j)	10,205,000	9,827,907

		123,114,878
New Jersey 1.8%
City of Atlantic City,
GO, Refunding, Series 2013, 5.00%, 12/01/2027	10,000	9,946
New Jersey Economic Development Authority,
DRP Urban Renewal 4 LLC, Revenue, AMT, Series 2025, 6.38%, 01/01/2035 (c)	12,500,000	13,156,670
DRP Urban Renewal 4 LLC, Revenue, AMT, Series 2025, 6.63%, 01/01/2045 (c)	12,250,000	12,858,913
Kintock Group Obligated Group, Revenue, Refunding, Series 2017 A, 7.00%, 09/01/2047 (c)	115,000	116,250
Marion P Thomas Charter School, Inc., Revenue, Series 2018 A, 4.75%, 10/01/2028 (c)	800,000	796,179
Marion P Thomas Charter School, Inc., Revenue, Series 2018 A, 5.00%, 10/01/2033 (c)	1,000,000	981,600
United Airlines, Inc., Revenue, AMT, Series 1999, 5.25%, 09/15/2029	270,000	270,313
United Airlines, Inc., Revenue, AMT, Refunding, Series 2012, 5.75%, 09/15/2027	1,585,000	1,587,539
United Airlines, Inc., Revenue, AMT, Series B, 5.63%, 11/15/2030	2,510,000	2,513,433

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Jersey
New Jersey Educational Facilities Authority,
Georgian Court University A New Jersey Non Profit Corp., Revenue, Refunding, Series 2017 G, 5.00%, 07/01/2030	1,345,000	1,332,695
Georgian Court University A New Jersey Non Profit Corp., Revenue, Refunding, Series 2017 G, 3.25%, 07/01/2031	60,000	54,331
Georgian Court University A New Jersey Non Profit Corp., Revenue, Refunding, Series 2017 G, 5.00%, 07/01/2032	25,000	24,426
Georgian Court University A New Jersey Non Profit Corp., Revenue, Refunding, Series 2017 G, 5.00%, 07/01/2033	1,590,000	1,540,474
Georgian Court University A New Jersey Non Profit Corp., Revenue, Refunding, Series 2017 G, 3.50%, 07/01/2034	20,000	17,205
Georgian Court University A New Jersey Non Profit Corp., Revenue, Series 2017 G, 3.75%, 07/01/2037	35,000	28,683
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2028	10,000	9,783
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.00%, 07/01/2029	10,000	9,154
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.25%, 07/01/2030	25,000	22,440
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.50%, 07/01/2031	35,000	30,927
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2032	395,000	369,219
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2033	415,000	383,150
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2035	1,185,000	1,066,861
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 4.00%, 07/01/2042	50,000	36,751
New Jersey Health Care Facilities Financing Authority,
St Joseph’s Healthcare System Obligated Group, Revenue, Refunding, Series 2016, 3.00%, 07/01/2032	50,000	47,436

		37,264,378
New Mexico 0.1%
New Mexico Hospital Equipment Loan Council,
Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2033	795,000	795,697
Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2034	415,000	415,194

		1,210,891
New York 11.5%
Allegany County Capital Resource Corp.,
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2026	170,000	169,771
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2032	1,385,000	1,345,216
Buffalo & Erie County Industrial Land Development Corp.,
D’Youville University, Revenue, Series 2026 A, 6.00%, 05/01/2029	720,000	730,351
D’Youville University, Revenue, Series 2026 A, 6.00%, 05/01/2030	815,000	827,855
D’Youville University, Revenue, Series 2026 A, 6.13%, 05/01/2031	865,000	882,526
D’Youville University, Revenue, Series 2026 A, 6.25%, 05/01/2032	920,000	940,772
D’Youville University, Revenue, Series 2026 A, 6.38%, 05/01/2033	980,000	1,005,206
D’Youville University, Revenue, Series 2026 A, 6.50%, 05/01/2034	1,045,000	1,074,590
D’Youville University, Revenue, Series 2026 A, 6.63%, 05/01/2035	1,130,000	1,164,778
D’Youville University, Revenue, Series 2026 A, 6.75%, 05/01/2036	805,000	832,271
Build NYC Resource Corp.,
Albert Einstein College of Medicine, Inc., Revenue, Series 2015, 5.50%, 09/01/2045 (c)	3,680,000	3,626,045
New York Law School, Revenue, Refunding, Series 2016, 3.63%, 07/01/2032	20,000	18,891

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York
Pratt Paper, Inc., Revenue, AMT, Refunding, Series 2014, 5.00%, 01/01/2035 (c)	11,800,000	11,813,084
WHIN Music Community Charter School, Revenue, Series 2022 A, 6.50%, 07/01/2052 (c)	1,500,000	1,471,745
County of Sullivan,
Improvement Districts Service Fee, Special Assessment, Series E-1, 4.85%, 11/01/2031 (c)	100,000	100,184
Dobbs Ferry Local Development Corp.,
Mercy University, Revenue, Series 2014, 5.00%, 07/01/2039	20,000	19,678
Dutchess County Local Development Corp.,
Nuvance Health Obligated Group, Revenue, Series 2016 B, 3.00%, 07/01/2029	150,000	145,184
Jefferson County Civic Facility Development Corp.,
Samaritan Medical Center Obligated Group, Revenue, Refunding, Series 2017 A, 4.00%, 11/01/2030	10,000	9,682
Samaritan Medical Center Obligated Group, Revenue, Refunding, Series 2017 A, 4.00%, 11/01/2042	20,000	16,099
Samaritan Medical Center Obligated Group, Revenue, Refunding, Series 2017 A, 4.00%, 11/01/2047	780,000	577,991
Monroe County Industrial Development Corp.,
Rochester Regional Health Obligated Group, Revenue, Series 2017, 5.00%, 12/01/2035	800,000	800,949
St. Ann’s of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 4.00%, 01/01/2030	740,000	731,282
St. Ann’s of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2040	10,000,000	9,758,295
MTA Hudson Rail Yards Trust Obligations,
Revenue, Series 2016 A, 5.00%, 11/15/2051	16,000,000	15,976,747
Revenue, Series 2016 A, 5.00%, 11/15/2056	2,060,000	2,045,001
New York City Transitional Finance Authority Future Tax Secured,
Revenue, Series 2014 B-3, 3.05%, 08/03/2026 (b)(k)	3,000,000	3,000,000
New York Counties Tobacco Trust,
Revenue, Refunding, Series 2016 A-2B, 5.00%, 06/01/2051	2,750,000	1,987,281
New York Counties Tobacco Trust IV,
Revenue, Series 2005 A, 5.00%, 06/01/2045	160,000	116,378
New York Liberty Development Corp.,
3 World Trade Center LLC, Revenue, Refunding, Series 2014, 5.15%, 11/15/2034 (c)	1,500,000	1,502,103
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 2, 5.38%, 11/15/2040 (c)	14,600,000	14,617,307
3 World Trade Center LLC, Revenue, Refunding, Series 2014, 5.00%, 11/15/2044 (c)	28,300,000	28,338,816
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (c)	500,000	501,036
New York State Dormitory Authority,
Catholic Health System Obligated Group, Revenue, Series 2012 A, 4.75%, 07/01/2039	275,000	253,421
Catholic Health System Obligated Group, Revenue, Refunding, Series 2019 A, 5.00%, 07/01/2029	900,000	901,459
Catholic Health System Obligated Group, Revenue, Refunding, Series 2019 A, 3.00%, 07/01/2031	100,000	89,761
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2030 (c)	1,200,000	1,188,723
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2031 (c)	1,000,000	984,784
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2032 (c)	1,000,000	977,595
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2033 (c)	2,700,000	2,621,746
St Joseph’s University/Brooklyn, Revenue, Series 2021, 5.00%, 07/01/2028	110,000	110,065

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York
New York State Environmental Facilities Corp.,
Casella Waste Systems, Inc., Revenue, AMT, Series 2014, 2.88%, 12/03/2029 (a)(b)(c)	3,000,000	2,903,119
Casella Waste Systems, Inc., Revenue, AMT, Series 2020 R-2, 5.13%, 09/03/2030 (a)(b)(c)	1,000,000	1,046,001
New York Transportation Development Corp.,
American Airlines, Inc., Revenue, AMT, Refunding, Series 2016, 5.00%, 08/01/2031	30,445,000	30,443,277
American Airlines, Inc., Revenue, AMT, Refunding, Series 2021, 3.00%, 08/01/2031	235,000	225,806
JFK International Air Terminal LLC, Revenue, AMT, Refunding, Series 2020 A, 5.00%, 12/01/2032	1,250,000	1,307,723
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2034	2,500,000	2,501,349
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2041	1,000,000	1,000,135
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2046	9,290,000	9,130,200
Laguardia Gateway Partners LLC, Revenue, AMT, AG Insured, Series 2016 A, 5.25%, 01/01/2050	3,470,000	3,466,646
Oneida Indian Nation of New York,
Revenue, Series 2024 B, 6.00%, 09/01/2043 (c)	145,000	154,927
Onondaga Civic Development Corp.,
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2029	550,000	554,233
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2030	1,120,000	1,127,439
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2031	600,000	602,610
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2032	250,000	250,137
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2033	275,000	274,096
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2034	700,000	693,619
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 08/01/2044	500,000	462,855
Rockland County Economic Assistance Corp.,
Bon Secours Charity Health System, Inc., Revenue, Series 2025, 6.50%, 11/01/2030	3,500,000	3,599,013
Suffolk Regional Off-Track Betting Corp.,
Revenue, Series 2024, 6.00%, 12/01/2053	780,000	793,009
Syracuse Industrial Development Agency,
Carousel Center Co. LP, Revenue, AMT, Refunding, Series 2016 A, 5.00%, 01/01/2028	750,000	719,234
Carousel Center Co. LP, Revenue, AMT, Refunding, Series 2016 A, 5.00%, 01/01/2029	4,465,000	4,159,581
Carousel Center Co. LP, Revenue, AMT, Refunding, Series 2016 A, 5.00%, 01/01/2030	4,495,000	4,076,565
Carousel Center Co. LP, Revenue, AMT, Refunding, Series 2016 A, 5.00%, 01/01/2031	3,465,000	3,056,826
Carousel Center Co. LP, Revenue, AMT, Refunding, Series 2016 A, 5.00%, 01/01/2032	2,000,000	1,722,261
Carousel Center Co. LP, Revenue, AMT, Refunding, Series 2016 A, 5.00%, 01/01/2033	3,500,000	2,937,435
Carousel Center Co. LP, Revenue, AMT, Refunding, Series 2016 A, 5.00%, 01/01/2036	2,975,000	2,350,972
Westchester County Healthcare Corp.,
Westchester County Health Care Corp. Obligated Group, Revenue, Senior Lien, Series 2010 B, 6.00%, 11/01/2030	110,000	110,111
Westchester County Health Care Corp. Obligated Group, Revenue, Senior Lien, Series 2010 B, 6.13%, 11/01/2037	5,000	5,002

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York
Westchester County Health Care Corp. Obligated Group, Revenue, Senior Lien, Series 2014 A, 5.00%, 11/01/2044	23,000	21,645
Westchester County Industrial Development Agency,
Million Air Two LLC Obligated Group, Revenue, AMT, Series 2017 A, 7.00%, 06/01/2046 (c)	400,000	412,365
Westchester County Local Development Corp.,
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 07/01/2036 (c)	4,000,000	4,066,061
QSH/Tarrytown LLC, Revenue, Senior Lien, Series 2026 A, 6.00%, 12/01/2045 (c)	750,000	774,336
QSH/Tarrytown LLC, Revenue, Senior Lien, Series 2026 A, 6.38%, 12/01/2055 (c)	2,600,000	2,678,739
Westchester County Health Care Corp. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2026	25,000	24,969
Westchester County Health Care Corp. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2029	10,000	10,004
Westchester County Health Care Corp. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2034	725,000	725,018
Westchester County Health Care Corp. Obligated Group, Revenue, Refunding, Series 2016, 3.75%, 11/01/2037	1,000,000	852,604
Westchester County Health Care Corp. Obligated Group, Revenue, Series 2025, 6.50%, 11/01/2030	31,500,000	32,414,977

		234,929,567
North Carolina 0.9%
North Carolina Capital Facilities Finance Agency,
Meredith College, Revenue, Refunding, Series 2018, 5.00%, 06/01/2030	970,000	961,370
Meredith College, Revenue, Refunding, Series 2018, 5.00%, 06/01/2031	1,305,000	1,289,816
Meredith College, Revenue, Refunding, Series 2018, 5.00%, 06/01/2032	1,255,000	1,236,086
Meredith College, Revenue, Refunding, Series 2018, 5.00%, 06/01/2038	2,000,000	1,935,428
North Carolina Medical Care Commission,
ASHF HoldCo 1 LLC Obligated Group, Revenue, Series 2026 A, 6.75%, 11/01/2045 (c)	5,500,000	5,648,927
Vidant Health Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 06/01/2040	5,000,000	5,000,948
Vidant Health Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 06/01/2045	3,000,000	3,002,070
Northern Hospital District of Surry County,
Revenue, Refunding, Series 2017, 4.00%, 10/01/2028	10,000	9,414
Revenue, Refunding, Series 2017, 5.00%, 10/01/2029	90,000	87,863

		19,171,922
North Dakota 0.0%(d)
City of Horace,
GO, Special Assessment, Refunding, Series 2020 B, 3.00%, 05/01/2030	100,000	93,684

Ohio 3.4%
Buckeye Tobacco Settlement Financing Authority,
Revenue, Senior Lien, Refunding, Series 2020 B-3, Class 2, 0.00%, 06/01/2057 (g)	40,000,000	2,658,828
City of Cleveland,
United Airlines, Inc., Revenue, AMT, Series 1998, 5.38%, 09/15/2027	90,000	90,119
City of Huber Heights,
Canal Heights Incentive District No. 1, Tax Allocation, Series 2025, 6.00%, 12/01/2036 (c)	1,345,000	1,341,923
Creekside Woods Incentive District No. 1, Tax Allocation, Series 2026, 6.25%, 12/01/2043 (c)	2,165,000	2,165,907
City of Norwood,
Rockwood Exchange Tax Increment Fund, Tax Allocation, Refunding, Series 2025, 4.38%, 12/01/2030	520,000	522,948
Rockwood Exchange Tax Increment Fund, Tax Allocation, Refunding, Series 2025, 5.00%, 12/01/2035	750,000	779,627

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio
Cleveland-Cuyahoga County Port Authority,
Playhouse Square Foundation, Revenue, Refunding, Series 2018, 5.25%, 12/01/2038	3,165,000	3,207,555
County of Cuyahoga,
GO, Series 2026, 5.00%, 12/01/2064 (j)	5,000,000	5,043,464
County of Fairfield,
Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.13%, 06/15/2033	5,275,000	5,163,394
County of Hardin,
Ohio Northern University, Revenue, Refunding, Series 2020, 5.00%, 05/01/2030	350,000	346,391
Ohio Northern University, Revenue, Refunding, Series 2020, 5.50%, 05/01/2050	4,595,000	4,089,038
County of Lucas,
Genacross Lutheran Services Obligated Group, Revenue, Refunding, Series 2025, 6.75%, 11/01/2030 (a)(b)	20,000,000	19,874,260
Promedica Healthcare Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 11/15/2048	3,700,000	3,680,111
County of Washington,
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.63%, 12/01/2042	100,000	104,954
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	1,705,000	1,758,871
Delaware County Finance Authority,
Tax Allocation, Series 2023 A, 6.25%, 12/01/2037	850,000	884,884
Delaware County Finance Authority Common Bond Fund, Revenue, Series 2026 A, 6.75%, 12/01/2051	1,055,000	1,143,387
Delaware County Finance Authority Common Bond Fund, Revenue, Series 2026 A, 6.75%, 12/01/2055	650,000	700,395
Ohio Air Quality Development Authority,
Ohio Valley Electric Corp., Revenue, Refunding, Series 2019 A, 3.25%, 09/01/2029	10,000	9,895
Ohio Housing Finance Agency,
Ashford at Heath CP LLC, Revenue, Series 2026 A, 6.25%, 01/01/2046 (c)	3,200,000	3,242,997
Green Oaks of Fairborn LLC, Revenue, Series 2026 A, 6.13%, 01/01/2046 (c)	4,250,000	4,290,022
Green Oaks of Grove City LLC, Revenue, Series 2026 A, 6.13%, 01/01/2046 (c)	4,430,000	4,471,718
Port of Greater Cincinnati Development Authority,
Revenue, Senior Lien, Refunding, Series 2026, 5.00%, 03/01/2041 (c)	1,145,000	1,120,160
Revenue, Senior Lien, Refunding, Series 2026, 5.63%, 03/01/2046 (c)	1,450,000	1,441,826
State of Ohio,
State of Ohio Department of Transportation, Revenue, AMT, AG Insured, Series 2015, 5.00%, 12/31/2035	650,000	650,431

		68,783,105
Oklahoma 0.6%
Norman Regional Hospital Authority,
Norman Regional Hospital Authority Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 09/01/2037	60,000	44,927
Oklahoma County Finance Authority,
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 5.25%, 06/15/2034 (c)	775,000	774,568
Tulsa Authority for Economic Opportunity,
Increment District No. 8, Tax Allocation, Series 2021, 4.38%, 12/01/2041 (c)	2,325,000	2,168,611
Tulsa Municipal Airport Trust,
American Airlines, Inc., Revenue, AMT, Refunding, Series 2001 B, 5.50%, 12/01/2035	5,000,000	5,000,319
Wagoner County Development Authority,
Revenue, Series 2025, 9.00%, 05/01/2027	580,000	595,461
Revenue, Series 2025, 8.25%, 05/01/2028	630,000	652,702

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Oklahoma
Revenue, Series 2025, 6.75%, 05/01/2040	2,570,000	2,616,315

		11,852,903
Oregon 1.9%
Oregon State Facilities Authority,
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-1, 6.00%, 03/01/2035 (c)	5,180,000	5,405,076
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-1, 7.00%, 03/01/2045 (c)	7,810,000	8,436,120
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-1, 7.25%, 03/01/2060 (c)	12,245,000	13,157,876
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-2, 6.00%, 03/01/2035 (c)	2,355,000	2,457,522
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-2, 7.00%, 03/01/2045 (c)	3,390,000	3,661,773
Southern Oregon Goodwill Industries, Revenue, Series 2025 A, 5.38%, 12/01/2045	1,040,000	1,064,621
Polk County Hospital Facility Authority,
Dallas Mennonite Retirement Community Obligated Group, Revenue, Series 2015 A, 5.13%, 07/01/2035	3,480,000	3,480,763
Yamhill County Hospital Authority,
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 4.00%, 11/15/2026	95,000	94,861
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2031	350,000	350,024
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2036	455,000	442,419

		38,551,055
Pennsylvania 4.2%
Allegheny County Higher Education Building Authority,
Robert Morris University, Revenue, Pre-Refunded, Series 2016, 5.00%, 10/15/2034	600,000	602,584
Allentown Neighborhood Improvement Zone Development Authority,
Revenue, Series 2017, 5.00%, 05/01/2042 (c)	4,250,000	4,256,327
Revenue, Series 2025, 5.50%, 05/01/2032 (c)	1,600,000	1,699,556
Revenue, Series 2017, 5.00%, 05/01/2032 (c)	4,270,000	4,287,552
Total Waterfront, Revenue, Series 2024 A, 5.25%, 05/01/2032 (c)	975,000	996,440
Berks County Municipal Authority (The),
The Reading Hospital and Medical Center Project, Revenue, Series 2012 A, 5.00%, 11/01/2040	120,000	91,393
Tower Health Obligated Group, Revenue, Series 2012 A, 4.25%, 11/01/2041	110,000	75,518
Tower Health Obligated Group, Revenue, Series 2024 A-2A, 6.00%, 06/30/2034	250,000	261,495
Tower Health Obligated Group, Revenue, Series 2024 A-3, 5.00%, 06/30/2039	8,639,000	8,110,668
Tower Health Obligated Group, Revenue, Series 2024 B-1, 0.00%, 06/30/2044 (h)	13,346,000	10,117,436
Bucks County Industrial Development Authority,
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2027	620,000	628,432
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2029	275,000	285,073
Butler County Hospital Authority,
Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2035	6,260,000	6,260,259
Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2039	30,000	28,748
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2028	20,000	20,011
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2029	1,850,000	1,850,798

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2030	1,370,000	1,370,490
City of Erie Higher Education Building Authority,
Mercyhurst University, Revenue, Series 2016, 5.00%, 09/15/2026 (c)	230,000	229,818
Crawford County Industrial Development Authority,
Allegheny College, Revenue, Refunding, Series 2016, 3.00%, 05/01/2034	2,985,000	2,468,011
Allegheny College, Revenue, Refunding, Series 2018 A, 4.00%, 11/01/2048	125,000	87,237
DuBois Hospital Authority,
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2027	15,000	15,087
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2028	770,000	778,762
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2029	105,000	106,027
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2032	3,050,000	3,064,545
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2048	200,000	182,178
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 5.00%, 07/15/2032	250,000	251,956
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 5.00%, 07/15/2035	125,000	125,422
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2030	150,000	153,167
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2031	10,000	10,045
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2032	125,000	125,352
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2033	30,000	29,994
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2034	585,000	581,712
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2035	340,000	335,769
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2036	30,000	29,344
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2037	310,000	301,395
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 07/15/2051	50,000	38,897
Fulton County Industrial Development Authority,
Fulton County Medical Center (The), Revenue, Refunding, Series 2016, 4.00%, 07/01/2028 (e)	1,460,000	1,431,059
Huntingdon County General Authority,
Juniata College, Revenue, Refunding, Series 2016 OO2, 3.50%, 05/01/2041	1,910,000	1,490,751
Lancaster County Hospital Authority,
Brethren Village Obligated Group, Revenue, Refunding, Series 2017, 4.13%, 07/01/2027	40,000	39,881
Brethren Village Obligated Group, Revenue, Refunding, Series 2017, 5.13%, 07/01/2037	100,000	98,949
Moravian Manors Obligated Group, Revenue, Series 2019 A, 5.00%, 06/15/2028	250,000	250,815
Moravian Manors Obligated Group, Revenue, Series 2019 A, 5.00%, 06/15/2030	255,000	255,287
Monroe County Industrial Development Authority,
Monroe County Industrial Development Authority Pocono CBK TIF District, Tax Allocation, Refunding, Series 2025, 5.00%, 07/01/2033	1,470,000	1,498,829
Montgomery County Higher Education and Health Authority,
Holy Redeemer Health System Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 10/01/2026	45,000	45,012
Pennsylvania Economic Development Financing Authority,
Bridges Finco LP, Revenue, AMT, Series 2015, 5.00%, 12/31/2026	10,000	10,011
Bridges Finco LP, Revenue, AMT, Series 2015, 5.00%, 06/30/2028	300,000	300,286

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania
Noble Environmental, Inc., Revenue, AMT, Series 2026, 5.45%, 03/01/2031 (a)(b)(c)	22,000,000	22,576,811
Pennsylvania Higher Educational Facilities Authority,
St Joseph’s University, Revenue, Refunding, Series 2015 A, 3.13%, 11/01/2029	25,000	23,822
Pennsylvania Housing Finance Agency,
Revenue, Series 2025 148 A, 4.80%, 10/01/2055 (j)	1,290,000	1,234,743
Revenue, Series 2026-153A, 4.90%, 10/01/2050 (j)	4,000,000	3,914,074
Philadelphia Authority for Industrial Development,
St. Joseph’s University, Revenue, Series 2017, 5.00%, 11/01/2047	1,600,000	1,560,492
St. Mary Hospital Authority,
Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR+ 0.83%), 3.45%, 11/15/2034 (l)	665,000	662,597
Susquehanna Area Regional Airport Authority,
Revenue, AMT, Refunding, Series 2017, 5.00%, 01/01/2038	1,000,000	998,925

		86,249,842
Rhode Island 1.5%
City of East Providence,
Kettle Point Tax Increment Area, Tax Allocation, Series 2016, 7.50%, 05/15/2041 (c)	9,650,000	9,799,986
Rhode Island Health and Educational Building Corp.,
Care New England Health System Obligated Group, Revenue, Refunding, Series 2016 B, 5.00%, 09/01/2036	5,250,000	5,132,471
Chartercare Health of Rhode Island Obligated Group, Revenue, Series 2026 A, 8.50%, 10/01/2056	13,000,000	14,243,782
Chartercare Health of Rhode Island Obligated Group, Revenue, Series 2026 B, 12.50%, 10/01/2031	1,915,000	1,915,168

		31,091,407
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority,
Connexion Communities Obligated Group, Revenue, Series 2025 A1, 5.38%, 10/15/2035 (c)	5,865,000	5,868,089
Connexion Communities Obligated Group, Revenue, Series 2025 A1, 6.25%, 10/15/2042 (c)	1,995,000	2,040,986
Libertas Academy Woodruff, Revenue, Series 2025 A, 7.00%, 08/15/2045 (c)	1,000,000	1,042,565
South Carolina Public Service Authority,
South Carolina Public Service Authority, Revenue, Series 2015 E, 5.25%, 12/01/2055	1,120,000	1,106,368

		10,058,008
South Dakota 0.4%
Flandreau Santee Sioux Tribe of South Dakota,
Series 2026, 6.00%, 09/15/2030 (c)	9,000,000	8,930,670

Tennessee 0.2%
Chattanooga Health Educational & Housing Facility Board,
CDFI Phase I LLC, Revenue, Refunding, Series 2015, 5.00%, 10/01/2028	1,050,000	1,050,258
Shelby County Health Educational & Housing Facilities Board,
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.00%, 09/01/2033 (c)	85,000	78,947
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 3.50%, 09/01/2026 (c)	25,000	24,949
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 09/01/2037 (c)	4,060,000	3,566,587

		4,720,741
Texas 6.6%
Abilene Convention Center Hotel Development Corp.,
City of Abilene Abilene Convention Center, Revenue, Second Lien, Series 2021 B, 3.75%, 10/01/2031 (c)	500,000	477,132

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Arlington Higher Education Finance Corp.,
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 4.00%, 06/15/2031	2,660,000	2,467,303
Newman International Academy, Revenue, Series 2021 A, 4.00%, 08/15/2031	350,000	302,006
Uplift Education, Revenue, Refunding, Series 2016 A, 5.00%, 12/01/2046	1,100,000	1,080,886
Austin Convention Enterprises, Inc.,
Revenue, First Tier, Refunding, Series A, 5.00%, 01/01/2028	60,000	60,164
Revenue, First Tier, Refunding, Series A, 5.00%, 01/01/2034	250,000	250,144
Revenue, Second Tier, Refunding, Series B, 5.00%, 01/01/2032	1,075,000	1,075,444
Bexar County Health Facilities Development Corp.,
Army Retirement Residence Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 07/15/2031	25,000	24,576
Army Retirement Residence Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 07/15/2036	5,000	4,681
City of Anna,
Crystal Park Public Improvement District No. 2 Improvement Area, Special Assessment, Series 2025, 4.50%, 09/15/2035 (c)	300,000	297,432
City of Austin,
Airport System, Revenue, AMT, Series 2017 B, 5.00%, 11/15/2041	2,985,000	2,989,803
City of Buda,
Persimmon Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 5.75%, 09/01/2033 (c)	1,000,000	1,005,870
City of Caddo Mills,
Enclave of Bahamas Public Improvement District Improvement Area 1, Special Assessment, Series 2025, 5.30%, 09/15/2035 (c)	2,425,000	2,464,535
City of Celina,
Legacy Celina Public Improvement District, Special Assessment, Series 2025, 4.75%, 09/01/2035	540,000	534,864
City of Dorchester,
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/15/2031 (c)	350,000	348,657
City of Hackberry,
Rivendale by the Lake Public Improvement District No. 1, Special Assessment, Series 2015, 6.00%, 09/01/2044	2,730,462	2,732,052
Rivendale by the Lake Public Improvement District No. 2, Special Assessment, Series 2016, 5.75%, 09/01/2046	5,510,000	5,512,383
City of Houston,
United Airlines, Inc., Revenue, AMT, Refunding, Series 2014, 5.00%, 07/01/2029	40,000	40,039
United Airlines, Inc., Revenue, AMT, Series 2018 C, 5.00%, 07/15/2028	7,095,000	7,262,118
United Airlines, Inc., Revenue, AMT, Refunding, Series 2020 A, 5.00%, 07/01/2027	1,000,000	1,012,008
City of Huntsville,
Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 4.50%, 09/15/2031 (c)	355,000	358,022
City of Penitas,
GO, Series 2025, 5.00%, 09/01/2035	415,000	418,009
City of Port Isabel,
GO, Series 2025, 5.00%, 02/15/2035	860,000	853,841
City of San Antonio,
Airport System, Revenue, AMT, Refunding, BAM Insured, Series 2026, 5.50%, 07/01/2060 (i)(j)	8,330,000	8,665,544
City of Sugar Land,
GO, Series 2014, 5.25%, 02/15/2032	25,000	25,043
Clifton Higher Education Finance Corp.,
Valor Texas Education Foundation, Revenue, Series 2024 A, 5.00%, 06/15/2034 (c)	325,000	320,256
County of Denton,
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.13%, 12/31/2031 (c)	500,000	506,370

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.75%, 12/31/2044	2,770,000	2,812,411
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 6.13%, 12/31/2054	500,000	497,195
Tabor Ranch Public Improvement District Major Impt Area, Special Assessment, Series 2024, 5.25%, 12/31/2031 (c)	1,000,000	1,011,596
County of Medina,
Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 4.88%, 09/01/2034 (c)	1,453,000	1,474,941
Woodlands Public Improvement District Major Improvement Area, Special Assessment, Series 2021, 5.25%, 09/01/2041 (c)	785,000	750,912
Edinburg Economic Development Corp.,
Revenue, Series 2019, 4.00%, 08/15/2029 (c)	480,000	470,482
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group, Revenue, Refunding, Series 2026B, 3.00%, 08/03/2026 (b)(k)	9,000,000	9,000,000
Texas Children’s Hospital Obligated Group, Revenue, Refunding, Series 2021 C, 3.05%, 08/03/2026 (b)(k)	6,250,000	6,250,000
Kerrville Health Facilities Development Corp.,
Sid Peterson Memorial Hospital Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 08/15/2035	1,750,000	1,753,626
Love Field Airport Modernization Corp.,
Southwest Airlines Co., Revenue, AMT, Series 2012, 5.00%, 11/01/2028	130,000	130,204
Lubbock Educational Facilities Authority, Inc.,
Lubbock Christian University, Revenue, Refunding, Series 2016, 2.75%, 11/01/2031	2,585,000	2,372,143
Mission Economic Development Corp.,
Graphic Packaging International LLC, Revenue, AMT, Series 2025, 5.00%, 06/01/2030 (a)(b)	4,750,000	4,901,696
Nacogdoches County Hospital District,
Sales Tax, Revenue, Refunding, Series 2013, 5.00%, 05/15/2043	5,000,000	4,242,551
New Hope Cultural Education Facilities Finance Corp.,
CHF-Collegiate Housing College Station I LLC, Revenue, Series 2014 A, 5.00%, 04/01/2029	3,785,000	3,785,390
CHF-Collegiate Housing College Station I LLC, Revenue, AG Insured, Series 2014 A, 5.00%, 04/01/2046	3,750,000	3,691,840
Outlook at Windhaven Forefront Living Obligated Group, Revenue, Series 2022 A, 6.50%, 10/01/2033	1,500,000	1,596,974
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2032	750,000	762,273
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.25%, 01/01/2042	17,635,000	17,250,391
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.50%, 01/01/2057	10,635,000	9,945,038
SLF CHP LLC, Revenue, Series 2025 A, 5.75%, 07/01/2035 (c)	2,500,000	2,602,369
Olney Hamilton Hospital District,
GO, Series 2026, 6.63%, 09/15/2056 (c)	900,000	874,713
Reagan Hospital District of Reagan County,
GO, Series A, 5.00%, 02/01/2029	760,000	760,042
Red River Education Finance Corp.,
Houston Baptist University, Revenue, Refunding, Series 2017, 5.50%, 10/01/2046	10,935,000	10,936,266
St. Edward’s University, Inc., Revenue, Refunding, Series 2016, 3.00%, 06/01/2034	500,000	437,803
State of Texas,
GO, AMT, Refunding, Series 2016, 5.50%, 08/01/2029	2,985,000	2,985,000

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Tarrant County Cultural Education Facilities Finance Corp.,
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.63%, 11/15/2030	10,000	10,004
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.75%, 11/15/2035	160,000	160,043
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 11/15/2035	1,080,000	1,080,488
Town of Trophy Club,
Public Improvement District No. 1, Special Assessment, Refunding, Series 2025, 5.00%, 09/01/2032	1,000,000	1,058,528

		134,694,101
Utah 1.4%
City of Salt Lake City,
Airport, Revenue, AMT, Series 2017 A, 5.00%, 07/01/2042	7,390,000	7,428,092
Downtown Revitalization Public Infrastructure District,
Revitalization Sales Tax, Revenue, Series 2025 C, 5.00%, 07/15/2035 (c)	1,775,000	1,776,453
Fields Estates Public Infrastructure District,
Assessment Area, Special Assessment, Series 2024 A-2, 5.25%, 12/01/2053 (c)	1,458,514	1,414,362
Firefly Public Infrastructure District No. 1,
Assessment Area 1, Special Assessment, Series 2024 A-2, 5.63%, 12/01/2043 (c)	900,000	920,332
Resort Core Public Infrastructure District No. 1,
GO, Series 2026 A-1, 5.00%, 03/01/2041	4,500,000	4,500,969
GO, Series 2026 A-1, 5.38%, 03/01/2046	4,500,000	4,467,660
GO, Series 2026 A-1, 5.88%, 03/01/2057	1,200,000	1,213,737
GO, Series 2026 A2, 0.00%, 03/01/2046 (h)	8,000,000	6,280,547
Utah Charter School Finance Authority,
Ascent Academies of Utah, Revenue, Refunding, Series 2022, 4.25%, 06/15/2027 (c)	220,000	218,997
Freedom Academy Foundation, Revenue, Refunding, Series 2017, 4.50%, 06/15/2027 (c)	730,000	724,480
Ronald Wilson Reagan Academy, Revenue, Refunding, Series 2016 A, 5.00%, 02/15/2036 (c)	400,000	379,218
Wallace Stegner Academy, Revenue, Series 2022 A, 5.25%, 06/15/2032 (c)	210,000	212,881

		29,537,728
Vermont 0.0%(d)
East Central Vermont Telecommunications District,
Revenue, Series 2016 A, 5.00%, 12/01/2035 (c)	170,000	164,587
Revenue, Refunding, Series 2017 A, 5.25%, 12/01/2027 (c)	55,000	55,031
Revenue, Refunding, Series 2017 A, 5.75%, 12/01/2031 (c)	235,000	235,134

		454,752
Virgin Islands 0.7%
Virgin Islands Hotel Development Financing Corp.,
CFC-FR LLC, Revenue, Senior Lien, Series 2025 A-1, 4.50%, 02/01/2033	1,610,000	1,577,013
CFC-FR LLC, Revenue, Senior Lien, Series 2025 A-1, 5.00%, 02/01/2038	9,500,000	9,177,624
Virgin Islands Public Finance Authority,
United States Virgin Islands, Revenue, NATL Insured, Series 2006, 4.25%, 10/01/2029	30,000	30,078
United States Virgin Islands, Revenue, Refunding, Series 2012 A, 5.00%, 10/01/2032	240,000	240,036
United States Virgin Islands, Revenue, Refunding, Series 2014 C, 5.00%, 10/01/2030 (c)	1,400,000	1,403,612
United States Virgin Islands Frenchman’s Reef Hotel Room Occupancy Tax, Revenue, Series 2024 A, 6.00%, 04/01/2053 (c)	1,000,000	1,000,835

		13,429,198

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Virginia 0.3%
Norfolk Redevelopment & Housing Authority,
Fort Norfolk Retirement Community, Inc. Obligated Group, Revenue, Refunding, Series 2014, 5.38%, 01/01/2035	4,560,000	4,562,978
Fort Norfolk Retirement Community, Inc. Obligated Group, Revenue, Series A, 5.00%, 01/01/2034	910,000	917,671
Virginia College Building Authority,
Marymount University, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2045 (c)	100,000	75,935

		5,556,584
Washington 2.3%
King County Housing Authority,
Revenue, Series 2008, 5.50%, 05/01/2038	4,000,000	4,099,529
Port of Seattle Industrial Development Corp.,
Delta Air Lines, Inc., Revenue, AMT, Refunding, Series 2012, 5.00%, 04/01/2030	10,625,000	10,636,277
Washington Higher Education Facilities Authority,
Pacific Lutheran University, Revenue, Series 2014, 5.25%, 11/01/2044	75,000	57,200
Whitworth University, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2034	3,110,000	2,988,223
Whitworth University, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2035	3,270,000	3,131,959
Whitworth University, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2036	3,435,000	3,293,272
Whitworth University, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2040	5,000,000	4,706,030
Washington State Housing Finance Commission,
Bonesta SE LLC Obligated Group, Revenue, Series 2026 A-1, 5.50%, 05/01/2036	1,400,000	1,436,301
Bonesta SE LLC Obligated Group, Revenue, Series 2026 A-1, 6.00%, 05/01/2041	1,635,000	1,690,253
Bonesta SE LLC Obligated Group, Revenue, Series 2026 A-1, 7.00%, 05/01/2066	4,400,000	4,529,399
Bonesta SE LLC Obligated Group, Revenue, Series 2026 A-2, 8.50%, 05/01/2031	725,000	730,513
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 B-1, 4.50%, 07/01/2030 (c)	1,000,000	1,000,000
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2027 (c)	1,560,000	1,565,189
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2030 (c)	100,000	100,775
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2038 (c)	300,000	296,747
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2043 (c)	5,370,000	5,080,994
Spokane International Academy, Revenue, Series 2021 A, 4.00%, 07/01/2028 (c)	305,000	301,209
Spokane International Academy, Revenue, Series 2021 A, 4.00%, 07/01/2029 (c)	320,000	313,061
Spokane International Academy, Revenue, Series 2021 A, 5.00%, 07/01/2050 (c)	400,000	351,611

		46,308,542
West Virginia 0.9%
City of Huntington,
Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.50%, 06/01/2049	450,000	445,762
Monongalia County Building Commission,
Vandalia Health, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 07/01/2028	455,000	455,242
West Virginia Economic Development Authority,
Commercial Metals Co., Revenue, AMT, Series 2025, 4.63%, 05/15/2032 (a)(b)	6,450,000	6,577,542
West Virginia Hospital Finance Authority,
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2029	155,000	156,650

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
West Virginia
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2030	50,000	50,404
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2031	25,000	25,150
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2032	60,000	60,244
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2035	750,000	747,044
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2036	3,350,000	3,312,393
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2043	6,335,000	6,004,485
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 4.13%, 01/01/2047	195,000	156,387
Vandalia Health, Inc. Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 09/01/2027	235,000	235,256

		18,226,559
Wisconsin 8.1%
Public Finance Authority,
Revenue, Series 2024, 0.00%, 12/15/2030 (c)(g)	3,237,000	2,496,670
Revenue, Series 2024, 5.50%, 12/15/2038 (c)	5,312,820	5,312,977
Ameream LLC, Revenue, Series 2017, 6.50%, 12/01/2037 (c)	2,500,000	1,950,000
Bancroft Neurohealth Obligated Group, Revenue, Series 2016 A, 4.63%, 06/01/2036 (c)	25,000	24,260
Bancroft Neurohealth Obligated Group, Revenue, Series 2016 A, 5.00%, 06/01/2036 (c)	1,500,000	1,498,830
Brazoria County Municipal Utility District No. 82, Revenue, Series 2026, 0.00%, 12/15/2040 (c)(g)	12,502,000	4,867,898
Briarwood Municipal Utility District, Revenue, Series 2025, 0.00%, 12/15/2036 (c)(g)	8,165,000	4,150,977
Church Home of Hartford Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 09/01/2030 (c)	1,700,000	1,700,924
Church Home of Hartford Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 09/01/2038 (c)	550,000	549,999
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.25%, 06/15/2035 (c)	1,075,000	1,075,032
College Achieve Central Charter School Obligated Group, Revenue, Series 2021 A, 5.00%, 06/15/2041 (c)	2,085,000	1,830,287
Coral Academy of Science Las Vegas, Revenue, Series 2014 A, 5.63%, 07/01/2044	1,590,000	1,583,008
Crown Leadership Academy, Inc., Revenue, Series 2026 B, 11.00%, 06/01/2033 (c)	890,000	883,276
Crown Leadership Academy, Inc., Revenue, Series 2026A, 7.75%, 06/01/2038 (c)	1,125,000	1,100,132
Crown Leadership Academy, Inc., Revenue, Series 2026A, 8.25%, 06/01/2056 (c)	5,000,000	4,868,109
Dominium Holdings I LLC, Revenue, Series 2024-1, Class B-1, 6.81%, 04/28/2036 (c)	900,000	925,122
Douglas County Sanitary & Improvement District No. 637, Special Assessment, Series 2025 A, 7.00%, 02/20/2030 (c)	465,434	463,621
Douglas County Sanitary & Improvement District No. 637, Special Assessment, Series 2025 B, 7.00%, 08/13/2030 (c)	135,305	134,468
Douglas County Sanitary & Improvement District No. 637, Special Assessment, Series 2025 C, 7.00%, 11/18/2030 (c)	469,788	465,834
Douglas County Sanitary & Improvement District No. 637, Special Assessment, Series 2025 D, 7.00%, 03/17/2031 (c)	352,610	350,000
Douglas County Sanitary & Improvement District No. 639, Special Assessment, Series 2025 A, 7.00%, 07/09/2030 (c)	376,639	374,364
Douglas County Sanitary & Improvement District No. 639, Special Assessment, Series 2025 B, 7.00%, 11/18/2030 (c)	496,456	492,455

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
Douglas County Sanitary & Improvement District No. 639, Special Assessment, Series 2025 C, 7.00%, 01/07/2031 (c)	6,572,750	6,509,241
Douglas County Sanitary & Improvement District No. 639, Special Assessment, Series 2025 D, 7.00%, 03/05/2031 (c)	212,483	212,238
Douglas County Sanitary & Improvement District No. 639, Special Assessment, Series 2025 E, 7.00%, 04/29/2031 (c)	654,522	651,087
Douglas County Sanitary & Improvement District No. 639, Special Assessment, Series 2025F, 7.00%, 07/01/2031 (c)	248,938	248,869
Forgewell Collective LLC Obligated Group, Revenue, Series 2026 A, 7.00%, 07/01/2027	600,000	603,302
Forgewell Collective LLC Obligated Group, Revenue, Series 2026 A, 7.25%, 07/01/2028	1,630,000	1,649,243
Forgewell Collective LLC Obligated Group, Revenue, Series 2026 A, 7.50%, 07/01/2029	1,755,000	1,782,290
Forgewell Collective LLC Obligated Group, Revenue, Series 2026 A, 8.13%, 07/01/2032	2,220,000	2,275,356
Forgewell Collective LLC Obligated Group, Revenue, Series 2026 A, 8.25%, 07/01/2033	2,410,000	2,478,338
Forgewell Collective LLC Obligated Group, Revenue, Series 2026 A, 8.38%, 07/01/2034	750,000	773,522
Friends Homes Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 09/01/2039 (c)	1,230,000	1,240,822
Gardner-Webb University, Revenue, Series 2018, 5.00%, 07/01/2027 (c)	1,465,000	1,464,462
Gardner-Webb University, Revenue, Series 2018, 5.00%, 07/01/2031 (c)	6,810,000	6,699,530
Gates at PV Apt I LLC, Revenue, Series 2025, 0.00%, 07/30/2026 (c)(e)	10,000,000	9,000,000
Guilford Charter School Corp., Revenue, Series 2022 A, 4.38%, 04/01/2032 (c)	535,000	518,603
Guilford College, Revenue, Refunding, Series 2016, 4.25%, 01/01/2028	30,000	29,667
Harris County Municipal Utility District No. 544, Revenue, Series 2024, 5.88%, 11/15/2029 (c)	904,348	904,165
Hozho Academy, Revenue, Refunding, Series 2025 A, 6.05%, 05/01/2033 (c)	1,000,000	1,017,809
Inperium, Inc. Obligated Group, Revenue, Series 2024, 5.00%, 12/01/2034 (c)	3,200,000	3,264,737
Mary’s Woods at Marylhurst Obligated Group, Revenue, Refunding, Series 2017 A, 5.00%, 05/15/2029 (c)	135,000	135,760
Mary’s Woods at Marylhurst Obligated Group, Revenue, Refunding, Series 2017 A, 5.25%, 05/15/2037 (c)	130,000	130,466
Mary’s Woods at Marylhurst Obligated Group, Revenue, Refunding, Series 2017 A, 5.25%, 05/15/2042 (c)	650,000	651,158
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 09/01/2030 (c)	2,865,000	2,936,091
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 5.75%, 09/01/2035 (c)	3,500,000	3,607,032
Million Air Two LLC Obligated Group, Revenue, Refunding, Series 2026B, 6.00%, 06/01/2027 (i)	750,000	749,597
Million Air Two LLC Obligated Group, Revenue, AMT, Refunding, Series 2017 B, 7.13%, 06/01/2041 (c)	3,000,000	3,092,821
Million Air Two LLC Obligated Group, Revenue, AMT, Refunding, Series 2026A, 5.00%, 06/01/2031 (c)(i)	1,000,000	1,018,782
Million Air Two LLC Obligated Group, Revenue, AMT, Refunding, Series 2026A, 5.00%, 06/01/2036 (c)(i)	3,500,000	3,499,067
Million Air Two LLC Obligated Group, Revenue, AMT, Refunding, Series 2026A, 5.00%, 06/01/2041 (c)(i)	3,000,000	2,903,883
Montgomery County Municipal Utility District Nos. 123 & 153, Revenue, Series 2024, 0.00%, 12/15/2034 (c)(g)	972,000	574,013
North Hills Christian School, Inc., Revenue, Series 2026 A, 5.25%, 07/01/2036 (c)	1,130,000	1,120,625
Peapack Senior Living, Inc. Obligated Group, Revenue, Series 2026, 6.00%, 06/01/2036 (c)(i)	1,625,000	1,628,445

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 A, 7.50%, 07/01/2059 (c)	3,000,000	3,278,671
Rochester Hills Brownfield Redevelopment Authority Tax Increment, Tax Allocation, Series 2025, 5.25%, 06/01/2034 (c)	3,550,000	3,580,384
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 A, 7.00%, 06/17/2029 (c)	503,303	502,646
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 C, 7.00%, 08/26/2029 (c)	878,882	877,271
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 C, 7.00%, 05/19/2030 (c)	419,624	417,353
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 D, 7.00%, 09/23/2029 (c)	592,372	590,987
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 E, 7.00%, 11/18/2029 (c)	908,307	905,564
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 A, 7.00%, 12/16/2029	133,955	133,528
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 B, 7.00%, 01/27/2030	854,262	850,995
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 D, 7.00%, 06/16/2030 (c)	353,057	351,137
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 E, 7.00%, 06/30/2030 (c)	299,821	298,041
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 F, 7.00%, 08/11/2030 (c)	1,105,318	1,098,156
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 G, 7.00%, 10/20/2030 (c)	140,509	139,402
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2026B, 7.00%, 06/15/2031 (c)	536,362	531,355
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2024 A, 7.00%, 09/17/2029 (c)	462,737	461,705
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2024 A, 7.00%, 09/16/2030 (c)	587,681	583,647
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 A, 7.00%, 12/17/2029	370,449	369,155
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 B, 7.00%, 02/18/2030	391,851	390,337
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 C, 7.00%, 04/15/2030 (c)	209,553	208,512
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 D, 7.00%, 05/20/2030 (c)	881,831	877,048
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 E, 7.00%, 07/15/2030 (c)	851,279	846,079
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 F, 7.00%, 08/19/2030 (c)	625,960	622,012
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 H, 7.00%, 11/18/2030 (c)	685,647	680,121
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2026 A, 7.00%, 02/12/2031 (c)	462,907	458,324
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2026 C, 7.00%, 04/21/2031 (c)	264,808	263,546
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 A, 7.00%, 01/20/2030 (c)	512,520	510,308
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 B, 7.00%, 06/05/2030 (c)	182,688	181,660

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 C, 7.00%, 07/17/2030 (c)	1,101,564	1,094,810
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 D, 7.00%, 09/04/2030 (c)	498,867	495,564
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 G, 7.00%, 01/20/2031 (c)	212,193	210,018
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 H, 7.00%, 04/14/2031 (c)	398,091	394,995
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation, Series 2024 B, 8.00%, 06/15/2042 (c)	5,500,000	5,552,290
Triad Math & Science Academy Co., Revenue, Series 2021 A, 4.00%, 06/15/2051	150,000	115,646
TrIPs Obligated Group, Revenue, AMT, Refunding, Series 2012 C, 5.25%, 07/01/2028	265,000	265,180
Wittenberg University, Revenue, Series 2016, 5.00%, 12/01/2031 (c)(e)	7,330,000	6,789,484
WVC, Revenue, Series 2025 A, 5.25%, 12/01/2035 (c)	545,000	549,391
WVC, Revenue, Series 2025 A, 6.50%, 12/01/2055 (c)	1,000,000	1,025,887
WVC, Revenue, Series 2025 A, 6.75%, 12/01/2065 (c)	1,000,000	1,035,524
Wisconsin Health & Educational Facilities Authority,
Revenue, Series 2026, 6.50%, 11/01/2036 (c)	3,430,000	3,491,520
Capitol Lakes, Inc., Revenue, Refunding, Series 2025 A, 5.00%, 11/15/2035	3,765,000	3,708,814
Capitol Lakes, Inc., Revenue, Series 2025 B, 4.25%, 11/15/2029	4,000,000	3,999,134
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 04/01/2042	1,030,000	956,212
Chiara Communities, Inc., Revenue, Series 2018 B, 4.25%, 07/01/2033	215,000	212,473
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.00%, 07/01/2035	2,320,000	2,363,661
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.63%, 07/01/2045	3,495,000	3,546,482
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.88%, 07/01/2055	1,500,000	1,501,256
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2060	7,320,000	7,349,535
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2025, 5.63%, 07/01/2035	1,060,000	1,110,799
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.13%, 02/01/2038	65,000	64,046
Wisconsin Masonic Home Obligated Group, Revenue, Series 2024 A, 5.75%, 08/15/2059	500,000	513,096

		166,823,025
Total Municipal Bonds (Cost $2,149,575,651)		2,081,469,606

Investments	Principal Amount ($)	Value ($)
Corporate Bonds - 0.5%

Ground Transportation - 0.0%(d)
Brightline East LLC
11.00%, 01/31/2030 ‡(c)	12,000,000	660,000

Paper & Forest Products - 0.5%
Domtar Corp.
6.75%, 10/01/2028 (c)	15,000,000	10,651,787
Total Corporate Bonds (Cost $16,971,504)		11,311,787

Investments	Number of Warrants	Value ($)
Warrants - 0.0%

Ground Transportation - 0.0%
BL Train Holdings West LLC, expiring 12/01/2035*‡(m)	367,860	—

Service - 0.0%
Bbl West, expiring 04/30/2036*‡(m)	2,151,841	—
Total Warrants (Cost –)		—

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Short-Term Investments - 0.1%

Investment Companies - 0.1%
JPMorgan U.S. Government Money Market Fund 3.63% (n)
(Cost $1,164,697)	1,164,697	1,164,697

Total Investments - 102.0% (Cost $2,167,711,852)		2,093,946,090
Floating Rate Note Obligations - (3.6%)(o)		(74,860,000)
Other assets less liabilities - 1.6%		33,835,722
Net Assets - 100.0%		2,052,921,812

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2026.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on July 31, 2026.
(c)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2026 amounted to $950,855,937, which represents approximately 46.32% of net assets of the Fund.
(d)	Represents less than 0.05% of net assets.
(e)	Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at July 31, 2026 amounted to $76,758,017, which represents approximately 3.74% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
California School Finance Authority	02/10/25	$3,338,345	$99.69
Florida Development Finance Corp.	07/15/25	1,218,344	73.50
Florida Development Finance Corp.	09/05/25	2,947,471	73.50
Florida Development Finance Corp.	01/02/25-07/16/25	4,925,329	73.50
Florida Development Finance Corp.	08/12/25	55,909,437	65.00
Florida Development Finance Corp.	12/20/24-05/14/25	16,033,916	28.00
Florida Development Finance Corp.	04/26/24-12/03/25	27,986,773	28.00
Fulton County Industrial Development Authority	11/21/24	1,433,606	98.02
Public Finance Authority	10/04/24-01/17/25	6,957,631	92.63
Public Finance Authority	07/31/25	10,000,000	90.00
		$130,750,852

(f)	All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash. The TOB trust is a non-recourse trust.
(g)	Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(h)	Zero coupon bond until next reset date.
(i)	When-issued security.
(j)	All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash. The TOB trust is a recourse trust. The inverse floaters are pledged as collateral. As of the end of the reporting period, the aggregate value of these inverse floaters pledged is $6,945,290.
(k)	Variable rate demand notes (“VRDNs”) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
(l)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2026.
(m)	Security fair valued as of July 31, 2026 by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees. Total value of all such securities at July 31, 2026 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(n)	Represents 7-day effective yield as of July 31, 2026.
(o)	Face value of Floating Rate Notes issued in TOB transactions.

Abbreviations
AMT	Alternative Minimum Tax
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GO	General Obligation
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2026 (unaudited)

	Percent of Net
Industry Diversification for Portfolio Holdings	Assets
Economic/Industrial Development	14.8%
Hospital	13.8
Continuing Care Retirement Community	8.2
Higher Education	7.8
Assisted Living	5.6
Airport	5.3
General Revenue Tax-Guaranteed	5.3
Tax Increment Financing	3.8
Charter School	3.6
Public Transportation	3.6
Special Assessment Financing	3.6
Community Development District	2.2
Solid Waste	2.2
School District	2.0
Gas Forward Contract	1.7
Nursing Home	1.4
Port/Marina	1.3
Secondary Education	1.2
State Single-Family Housing	1.1
Tobacco Master Settlement Agreement	1.1
Payments in Lieu of Taxes (PILOT)	1.0
General Obligation	0.9
Miscellaneous Tax	0.9
Student Housing	0.9
General Obligation District (Other)	0.8
Hotel Occupancy Tax	0.8
Loan Pool	0.7
Not-For-Profit Human Service Provider	0.7
Sales & Excise Tax	0.7
Local Multi-Family Housing	0.6
Appropriation	0.5
Miscellaneous	0.5
Other	0.5
Not Classified	0.4
Private/Religious School	0.4
Metro Development District	0.3
Water & Sewer	0.3
Housing Tax-Guaranteed	0.2
Not-For-Profit Cultural Organization	0.2
Not-For-Profit Foundation	0.2
Toll Highway/Bridge/Tunnel	0.2
General Obligation Hospital/Health District	0.1
Income Tax	0.1
Mello-Roos	0.1
Municipal Utility (Mixed)	0.1
Public Power System	0.1
State Multi-Family Housing	0.1
Correctional Facility	0.0	*
Healthcare (General) Tax-Guaranteed	0.0	*
Indian Tribal Bond	0.0	*
Telecom	0.0	*
Short-Term Investments	0.1
Total Investments	102.0%

*	Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Plus Municipal Fund

Schedule of Investments

July 31, 2026 (unaudited)

	Principal
Investments	Amount ($)	Value ($)
Municipal Bonds - 102.9%
Alabama 6.4%
Black Belt Energy Gas District, Revenue, Series 2025 A, 5.25%, 05/01/2032 (a)(b)	505,000	509,046
Revenue, Series 2025 B, 5.00%, 10/01/2035	380,000	381,468
Revenue, Series 2026 A, 5.00%, 12/01/2034	300,000	310,092
Revenue, Series 2026 F, 5.00%, 06/01/2036	375,000	382,757
Southeast Alabama Gas Supply District (The),
Revenue, Refunding, Series 2024 A, 5.00%, 04/01/2032 (a)(b)	175,000	183,121

		1,766,484
Arizona 4.8%
Arizona Health Facilities Authority,
Banner Health Obligated Group, Revenue, Series 2015 C, 3.05%, 08/03/2026 (b)(c)	300,000	300,000
City of Bullhead,
Water and Wastewater System, Revenue, Series 2026, 5.00%, 07/01/2046	500,000	500,311
City of Phoenix Civic Improvement Corp.,
Airport, Revenue, Junior Lien, AMT, Series 2019 B, 5.00%, 07/01/2044	375,000	379,457
Maricopa County Industrial Development Authority, Bonesta SE LLC Obligated Group,
Revenue, Series 2026 A-1, 7.00%, 05/01/2066	125,000	128,676

		1,308,444
Arkansas 0.1%
Arkansas Development Finance Authority,
Washington Regional Medical Center, Revenue, Series 2017, 3.75%, 02/01/2048	5,000	3,597
Washington Regional Medical Center, Revenue, Series 2019, 3.00%, 02/01/2043	10,000	6,531
Washington Regional Medical Center, Revenue, Series 2019, 3.13%, 02/01/2046	10,000	6,482

		16,610
California 5.1%
California Health Facilities Financing Authority,
Providence St Joseph Health Obligated Group, Revenue, Refunding, Series 2016 A, 3.00%, 10/01/2047	220,000	159,392
City of Los Angeles Department of Airports,
Revenue, AMT, Series 2018 A, 5.25%, 05/15/2048	300,000	303,161
Los Angeles County Public Works Financing Authority,
County of Los Angeles, Revenue, Series 2016 D, 5.00%, 12/01/2045	100,000	100,200
Norman Y Mineta San Jose International Airport SJC,
Revenue, AMT, Refunding, Series 2017A, 5.00%, 03/01/2047	275,000	275,294
San Francisco City & County Airport Commission-San Francisco International Airport,
Revenue, Second Series, AMT, Series 2025 D, 5.25%, 05/01/2055 (d)	500,000	515,340
San Gorgonio Memorial Health Care District,
GO, Refunding, Series 2020, 2.00%, 08/01/2029	45,000	39,803

		1,393,190
Colorado 3.0%
Colorado Housing and Finance Authority,
Revenue, AMT, Refunding, GNMA Insured, Series 2026 D, 4.55%, 05/01/2040	120,000	113,089
County of Routt,
Yampa Valley Regional Airport, Revenue, AMT, Series 2026, 5.25%, 06/01/2045	500,000	518,537
Eagle County Airport Terminal Corp.,
Revenue, AMT, Refunding, Series B, 5.00%, 05/01/2033	180,000	181,206

		812,832

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Plus Municipal Fund

Schedule of Investments

July 31, 2026 (unaudited)

	Principal
Investments	Amount ($)	Value ($)
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority,
Trinity Health Corp. Obligated Group, Revenue, Series 2016 CT, 5.00%, 12/01/2045	45,000	45,037

District of Columbia 2.0%
District of Columbia Housing Finance Agency,
Jubilee ADMO Apartments LP, Revenue, FHA Insured, Series 2026 A-1, 3.13%, 09/01/2047	550,000	538,041

Florida 7.3%
Canaveral Port Authority,
Revenue, AMT, Series 2018 A, 5.00%, 06/01/2045	250,000	251,541
City of Miami Beach,
Revenue, Series 2015 A, 5.00%, 09/01/2045	250,000	251,342
Parking, Revenue, BAM Insured, Series 2015, 5.00%, 09/01/2040	190,000	191,142
Florida Higher Educational Facilities Financing Authority,
Florida Institute of Technology, Inc., Revenue, Series 2019, 5.00%, 10/01/2034	150,000	152,961
Florida Local Government Finance Commission,
Sanctuary At Village On The Isle LLC (The), Revenue, Series 2025 A, 0.00%, 12/22/2030 (e)(f)	150,000	159,073
Greater Orlando Aviation Authority,
Revenue, AMT, Series 2017 A, 5.00%, 10/01/2047	175,000	175,176
Hillsborough County Aviation Authority Customer Facility Charge,
Revenue, Series 2015 A, 5.00%, 10/01/2044	20,000	20,008
Jacksonville Port Authority,
Revenue, AMT, Series 2026A, 5.25%, 11/01/2046	200,000	208,323
Miami-Dade County Expressway Authority,
Revenue, Series 2014 A, 5.00%, 07/01/2039	110,000	110,188
Revenue, Series 2014 A, 5.00%, 07/01/2044	310,000	310,082
Tampa-Hillsborough County Expressway Authority,
Revenue, Series 2017, 5.00%, 07/01/2047	100,000	100,504
World Commerce Community Development District,
Special Assessment, Refunding, Series 2015, 4.60%, 05/01/2035	75,000	73,739

		2,004,079
Georgia 2.2%
Clarke County Hospital Authority,
Piedmont Healthcare, Inc. Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 07/01/2046	110,000	110,014
Georgia Housing & Finance Authority,
Revenue, GNMA Insured, Series 2025 G, 4.90%, 12/01/2050 (d)	500,000	500,191

		610,205
Idaho 0.8%
Power County Industrial Development Corp.,
FMC Corp., Revenue, AMT, Series 1999, 6.45%, 08/01/2032	215,000	215,655

Illinois 4.1%
Chicago O’Hare International Airport,
Revenue, Senior Lien, AMT, AG Insured, Series 2022 A, 5.25%, 01/01/2045	75,000	77,446
Illinois Finance Authority,
Columbia College Chicago, Revenue, Refunding, Series A, 4.13%, 12/01/2030	15,000	14,164
DePaul University, Revenue, Refunding, Series 2016 A, 3.00%, 10/01/2037	210,000	177,066
Rosalind Franklin University of Medicine and Science, Revenue, Refunding, Series A, 5.00%, 08/01/2036	210,000	210,689
Illinois State Toll Highway Authority,
Revenue, Series 2014 C, 5.00%, 01/01/2038	120,000	120,121
Revenue, Series 2015 B, 5.00%, 01/01/2040	220,000	220,185

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Plus Municipal Fund

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois
State of Illinois,
GO, Series 2026 C, 5.25%, 04/01/2046	300,000	313,138

		1,132,809
Indiana 1.2%
Indiana Finance Authority,
DePauw University, Revenue, Refunding, Series 2022 A, 5.00%, 07/01/2047	55,000	54,020
DePauw University, Revenue, Series 2026, 5.00%, 10/01/2046	125,000	124,235
Lutheran University Association, Inc. (The), Revenue, Series 2014, 4.00%, 10/01/2044	105,000	74,811
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.00%, 10/01/2031	15,000	12,849
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.25%, 10/01/2033	40,000	32,931
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	20,000	17,799

		316,645
Kansas 0.0%(g)
City of Wichita,
Presbyterian Manors Obligated Group, Revenue, Refunding, Series III-2019, 4.00%, 05/15/2050	10,000	7,302

Kentucky 0.4%
Kentucky Economic Development Finance Authority,
CommonSpirit Health Obligated Group, Revenue, Refunding, Series 2019 A-2, 5.00%, 08/01/2049	110,000	110,593

Louisiana 0.3%
City of Shreveport,
Water & Sewer, Revenue, Series 2014 B, 4.00%, 12/01/2038	95,000	90,547

Maryland 3.0%
City of Salisbury,
Tax Allocation, Series 2007, 0.00%, 01/01/2037 (h)	445,000	196,833
Maryland Department of Housing & Community Development,
Revenue, Refunding, GNMA Insured, Series 2026 B, 4.70%, 09/01/2046	375,000	373,262
Maryland Health & Higher Educational Facilities Authority,
Goucher College, Revenue, Refunding, Series 2017 A, 5.00%, 07/01/2044	205,000	199,229
Johns Hopkins University (The), Revenue, Series 2013 B, 5.00%, 07/01/2038	50,000	50,019

		819,343
Massachusetts 2.8%
Massachusetts Development Finance Agency,
Baystate Medical Obligated Group, Revenue, Series 2014 N, 5.00%, 07/01/2044	55,000	55,019
Care Communities LLC Obligated Group, Revenue, Series 2025 A-1, 6.50%, 07/15/2060 (e)	500,000	507,616
Simmons University, Revenue, Refunding, Series 2018 L, 5.00%, 10/01/2026	75,000	74,966
Massachusetts Port Authority,
Revenue, Refunding, Series A, 5.00%, 07/01/2045	130,000	130,024

		767,625
Michigan 2.8%
Michigan Finance Authority,
Henry Ford Health System Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 11/15/2046	280,000	244,832
Kettering University, Revenue, Refunding, Series 2020, 4.00%, 09/01/2045	210,000	166,800
Northwestern Regional Airport Authority,
Cherry Capital Airport, Revenue, AMT, Series 2026, 5.00%, 01/01/2046	350,000	356,506

		768,138

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Plus Municipal Fund

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Minnesota 2.0%
Minnesota Health & Education Facilities Authority,
College of St Benedict, Revenue, Series 8-K, 5.00%, 03/01/2037	175,000	175,016
Minnesota Municipal Gas Agency,
Revenue, Series 2026 A, 5.00%, 09/01/2035	375,000	383,842

		558,858
Mississippi 0.0%(g)
Mississippi Development Bank,
City of Jackson, Revenue, Refunding, Series 2013 A, 3.25%, 03/01/2036	15,000	11,603

Missouri 1.0%
County of Boone,
Boone County Hospital, Revenue, Refunding, Series 2016, 3.00%, 08/01/2032	35,000	27,696
Boone County Hospital, Revenue, Refunding, Series 2016, 3.00%, 08/01/2034	100,000	73,899
Boone County Hospital, Revenue, Refunding, Series 2016, 4.00%, 08/01/2038	65,000	48,094
Health & Educational Facilities Authority of the State of Missouri,
Bsds, Inc., Revenue, Series 2026, 6.50%, 06/01/2056 (e)	135,000	131,813

		281,502
Montana 0.4%
Montana Facility Finance Authority,
Montana Children’s Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2050	150,000	103,980

Nebraska 1.8%
Village of Boys Town,
Father Flanagan’s Boy’s Home, Revenue, Series 2026, 5.25%, 07/01/2055 (i)	500,000	505,579

New Hampshire 7.7%
New Hampshire Business Finance Authority,
Revenue, Series 2024, 0.00%, 12/01/2034 (e)(h)	100,000	56,469
Revenue, Series 2026-1, 5.13%, 03/01/2036 (a)(b)	440,000	432,976
Revenue, Series 2026-1, 4.50%, 03/01/2036 (a)(b)	249,631	240,923
Blue Sky Lockhart LP, Revenue, Series 2026, 0.00%, 12/15/2036 (h)	600,000	281,356
Ellis County Fresh Water Supply District No. 1, Revenue, Series 2026, 0.00%, 12/15/2039 (h)	300,000	120,391
Pennichuck Water Works, Inc., Revenue, AMT, Series 2026 A, 5.13%, 04/01/2046	220,000	211,583
The Astro Sunterra Projects, Revenue, Series 2026, 0.00%, 12/15/2034 (e)(h)	500,000	288,184
New Hampshire Housing Finance Authority,
Revenue, GNMA Insured, Series 2026E, 4.80%, 07/01/2051 (i)	500,000	481,524

		2,113,406
New Jersey 1.3%
New Jersey Educational Facilities Authority,
Georgian Court University A New Jersey Non Profit Corp., Revenue, Refunding, Series 2017 G, 5.00%, 07/01/2029	25,000	24,909
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.25%, 07/01/2030	10,000	8,976
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.50%, 07/01/2031	10,000	8,836
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2032	10,000	9,347
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2033	10,000	9,233
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.75%, 07/01/2037	65,000	50,792
New Jersey Transportation Trust Fund Authority,
State of New Jersey, Revenue, Series 2015 AA, 5.00%, 06/15/2046	120,000	120,025
State of New Jersey, Revenue, Series 2015AA, 5.00%, 06/15/2045	120,000	120,031

		352,149

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Plus Municipal Fund

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York 9.0%
Buffalo & Erie County Industrial Land Development Corp.,
D’Youville University, Revenue, Series 2026 A, 6.75%, 05/01/2036	200,000	206,776
Build NYC Resource Corp.,
Q Student Residences LLC, Revenue, Refunding, Series A, 5.00%, 06/01/2038	100,000	100,071
Q Student Residences LLC, Revenue, Refunding, Series A, 5.00%, 06/01/2043	40,000	40,017
Hempstead Town Local Development Corp.,
Adelphi University, Revenue, Series 2026 A, 5.00%, 10/01/2046	250,000	248,470
Molloy College, Revenue, Series 2014, 5.00%, 07/01/2044	130,000	129,478
Long Island Power Authority,
Revenue, Refunding, Series 2016 B, 5.00%, 09/01/2046	195,000	195,140
Metropolitan Transportation Authority,
Revenue, Refunding, Series 2017 C-1, 3.38%, 11/15/2037	160,000	139,508
Revenue, Series 2020 C-1, 5.00%, 11/15/2050	195,000	195,983
Monroe County Industrial Development Corp.,
Rochester Regional Health Obligated Group, Revenue, Refunding, Series 2013 A, 5.00%, 12/01/2042	45,000	45,002
Rochester Regional Health Obligated Group, Revenue, Series 2017, 5.00%, 12/01/2035	200,000	200,238
New York City Transitional Finance Authority Future Tax Secured,
Revenue, Series 2013 A-4, 3.05%, 08/03/2026 (b)(c)	475,000	475,000
Revenue, Refunding, Series 2017 A-1, 5.00%, 05/01/2040	20,000	20,023
New York Counties Tobacco Trust IV,
Revenue, Series 2005 A, 5.00%, 06/01/2045	185,000	134,562
New York State Dormitory Authority,
State of New York Personal Income Tax, Revenue, Series 2016 A, 5.00%, 02/15/2041	95,000	95,096
State of New York Personal Income Tax, Revenue, Series 2016 A, 5.00%, 02/15/2043	75,000	75,068
New York Transportation Development Corp.,
Laguardia Gateway Partners LLC, Revenue, AMT, AG Insured, Series 2016 A, 4.00%, 07/01/2046	110,000	97,259
Westchester County Local Development Corp.,
QSH/Tarrytown LLC, Revenue, Senior Lien, Series 2026 A, 6.38%, 12/01/2055 (e)	65,000	66,968

		2,464,659
North Carolina 0.1%
North Carolina Medical Care Commission,
Vidant Health Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 06/01/2040	35,000	35,007

Ohio 6.3%
Buckeye Tobacco Settlement Financing Authority,
Revenue, Senior Lien, Refunding, Series 2020 B-3, Class 2, 0.00%, 06/01/2057 (h)	1,000,000	66,471
Columbus-Franklin County Finance Authority,
Vivera Brookshire LLC, Revenue, Series 2026 A, 6.30%, 01/01/2046 (e)	150,000	149,724
County of Lucas,
Genacross Lutheran Services Obligated Group, Revenue, Refunding, Series 2025, 6.75%, 11/01/2030 (a)(b)	250,000	248,428
Elyria City School District,
GO, Series A, 5.00%, 12/01/2043	95,000	95,086
Lancaster Port Authority,
Vivera Fairfield LLC, Revenue, Series 2026A, 6.38%, 01/01/2046 (e)(j)	125,000	124,930
Logan Hocking Local School District,
COP, Series 2018, 3.75%, 12/01/2047	350,000	290,678
Ohio Housing Finance Agency,
Ashford at Heath CP LLC, Revenue, Series 2026 A, 6.25%, 01/01/2046 (e)	250,000	253,359

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Plus Municipal Fund

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio
State of Ohio,
University Hospitals Health System, Inc. Obligated Group, Revenue, Series 2015 C, 2.45%, 08/03/2026 (b)(c)	500,000	500,000

		1,728,676
Oregon 0.9%
Oregon State Facilities Authority,
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-2, 7.25%, 03/01/2060 (e)	230,000	246,981

Pennsylvania 1.6%
Berks County Municipal Authority (The),
The Reading Hospital and Medical Center Project, Revenue, Series 2012 A, 5.00%, 11/01/2040	40,000	30,464
Tower Health Obligated Group, Revenue, Series 2024 B-1, 0.00%, 06/30/2044 (f)	212,000	160,715
County of Lehigh,
Thomas Jefferson University Obligated Group, Revenue, Refunding, Series 2019 A, 4.00%, 07/01/2049	155,000	130,057
Crawford County Industrial Development Authority,
Allegheny College, Revenue, Refunding, Series 2016, 3.13%, 05/01/2036	45,000	35,826
Penn Manor School District,
GO, Series 2018, 5.00%, 03/01/2038	85,000	85,144

		442,206
Rhode Island 1.2%
Rhode Island Health and Educational Building Corp.,
Chartercare Health of Rhode Island Obligated Group, Revenue, Series 2026 A, 8.50%, 10/01/2056	300,000	328,703

South Carolina 4.3%
County of Florence,
Accomodations Fee, Revenue, Series 2015, 3.75%, 05/01/2040	135,000	118,351
Lexington County Health Services District, Inc.,
Lexington Health Obligated Group, Revenue, Series 2016, 5.00%, 11/01/2041	360,000	360,162
Lexington Health Obligated Group, Revenue, Series 2016, 5.00%, 11/01/2046	200,000	200,034
Medical University Hospital Authority,
Revenue, FHA Insured, Series 2026, 5.25%, 11/15/2047	480,000	496,901

		1,175,448
South Dakota 0.9%
Flandreau Santee Sioux Tribe of South Dakota,
Series 2026, 7.13%, 09/15/2045 (e)	250,000	243,130

Tennessee 0.5%
Shelby County Health Educational & Housing Facilities Board,
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.38%, 09/01/2041	50,000	44,334
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 3.50%, 09/01/2026 (e)	100,000	99,799

		144,133
Texas 5.4%
Arlington Higher Education Finance Corp.,
Cypress Christian School, Inc., Revenue, Series 2024, 6.25%, 06/01/2063 (e)	150,000	150,204
City of Denton,
GO, Series 2016, 5.00%, 02/15/2043	125,000	125,133
Del Mar College District,
GO, Refunding, Series 2018 B, 5.00%, 08/15/2041	175,000	175,124
Eagle Mountain & Saginaw Independent School District,
GO, Refunding, PSF Guaranty, Series 2016 A, 5.00%, 08/15/2041	100,000	100,029
Fort Bend County Industrial Development Corp.,
NRG Energy, Inc., Revenue, Series 2012 B, 4.75%, 11/01/2042	250,000	248,798

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Plus Municipal Fund

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
FW Skyline Public Facility Corp.,
Revenue, Series 2026, 4.25%, 04/01/2039	300,000	287,947
New Caney Municipal Utility District,
GO, BAM Insured, Series 2019, 3.75%, 04/01/2039	100,000	92,416
Texas Municipal Gas Acquisition & Supply Corp.,
Revenue, Series 2026 A, 5.25%, 03/01/2037 (j)	200,000	210,270
Williamson County Municipal Utility District No. 32,
GO, BAM Insured, Series 2020 A, 2.00%, 08/15/2038	135,000	97,907

		1,487,828
Utah 0.4%
Pine View Public Infrastructure District No. 1,
Pine View Public Infrastructure District No. 1 Firelight Assessment Area No. 2, Special Assessment, Series 2026, 7.00%, 12/01/2055 (e)	125,000	120,362

Virgin Islands 0.4%
Virgin Islands Hotel Development Financing Corp.,
Revenue, Senior Lien, Series 2025 A-1, 6.00%, 12/01/2055	100,000	99,144

Virginia 1.9%
Chesapeake Bay Bridge & Tunnel District,
Revenue, First Tier, AG Insured, Series 2016, 5.00%, 07/01/2041	510,000	510,108

West Virginia 1.0%
West Virginia Hospital Finance Authority,
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 4.13%, 01/01/2047	170,000	136,337
Vandalia Health, Inc. Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 09/01/2027	145,000	145,158

		281,495
Wisconsin 8.3%
Public Finance Authority,
Crown Leadership Academy, Inc., Revenue, Series 2026A, 8.25%, 06/01/2056 (e)	250,000	243,405
Douglas County Sanitary & Improvement District No. 637, Special Assessment, Series 2025 D, 7.00%, 03/17/2031 (e)	100,000	99,260
Douglas County Sanitary & Improvement District No. 639, Special Assessment, Series 2025 D, 7.00%, 03/05/2031 (e)	250,000	249,712
Dreamhouse ‘Ewa Beach Public Charter School, Revenue, Refunding, Series 2025 A, 7.38%, 06/15/2060 (e)	250,000	245,699
Forgewell Collective LLC Obligated Group, Revenue, Series 2026 A, 9.00%, 07/01/2040	250,000	258,706
Peapack Senior Living, Inc. Obligated Group, Revenue, Series 2026, 7.00%, 06/01/2061 (e)(j)	150,000	148,161
PRG - Oxford Properties LLC, Revenue, BAM Insured, Series 2025 A, 5.00%, 07/01/2045	150,000	153,052
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 F, 7.00%, 12/08/2030 (e)	277,702	275,263
Texas Biomedical Research Institute, Revenue, Series 2021 A, 3.00%, 06/01/2048	125,000	83,733
Wisconsin Health & Educational Facilities Authority,
Revenue, Series 2026, 6.50%, 11/01/2036 (e)	250,000	254,484
Ascension Health Credit Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2039	175,000	175,257
Sanford Obligated Group, Revenue, Series 2016 A, 5.00%, 02/15/2042	100,000	100,161

		2,286,893
Total Municipal Bonds (Cost $28,289,390)		28,245,429

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Plus Municipal Fund

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Short-Term Investments - 0.3%

Investment Companies - 0.3%
JPMorgan U.S. Government Money Market Fund 3.63% (k) (Cost $78,493)	78,493	78,493

Total Investments - 103.2% (Cost $28,367,883)		28,323,922
Floating Rate Note Obligations - (5.8%)(l)		(1,600,000)
Other assets less liabilities - 2.6%		733,667
Net Assets - 100.0%		27,457,589

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2026.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on July 31, 2026.
(c)	Variable rate demand notes (“VRDNs”) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
(d)	All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash. The TOB trust is a non-recourse trust.
(e)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2026 amounted to $4,114,596, which represents approximately 14.99% of net assets of the Fund.
(f)	Zero coupon bond until next reset date.
(g)	Represents less than 0.05% of net assets.
(h)	Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(i)	All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash. The TOB trust is a recourse trust. The inverse floaters are pledged as collateral. As of the end of the reporting period, the aggregate value of these inverse floaters pledged is $187,103.
(j)	When-issued security.
(k)	Represents 7-day effective yield as of July 31, 2026.
(l)	Face value of Floating Rate Notes issued in TOB transactions.

Abbreviations
AMT	Alternative Minimum Tax
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GO	General Obligation

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Plus Municipal Fund

Schedule of Investments

July 31, 2026 (unaudited)

Percent of Net
Industry Diversification for Portfolio Holdings	Assets
Hospital	15.9%
Airport	9.4
Gas Forward Contract	8.7
Higher Education	8.3
Assisted Living	6.4
State Single-Family Housing	5.3
Toll Highway/Bridge/Tunnel	5.0
Water & Sewer	2.9
State Multi-Family Housing	2.8
Special Assessment Financing	2.7
General Revenue Tax-Guaranteed	2.6
Local Multi-Family Housing	2.6
Income Tax	2.4
Appropriation	2.3
Port/Marina	2.1
Not-For-Profit Human Service Provider	1.8
Economic/Industrial Development	1.7
Continuing Care Retirement Community	1.6
General Obligation	1.6
Charter School	1.4
Private/Religious School	1.4
Airport Tax-Guaranteed	1.3
Public Transportation	1.2
Student Housing	1.1
School District	1.0
Miscellaneous	0.9
Miscellaneous Tax	0.9
Not-For-Profit Cultural Organization	0.9
Other	0.9
Hotel Occupancy Tax	0.8
Municipal Utility (Mixed)	0.7
Municipal Utility District	0.7
Parking Facility	0.7
Tax Increment Financing	0.7
Tobacco Master Settlement Agreement	0.7
Community College District	0.6
Community Development District	0.3
Not-For-Profit Research Organization	0.3
Loan Pool	0.2
General Obligation Hospital/Health District	0.1
Short-Term Investments	0.3
Total Investments	103.2%

See Notes to Schedule of Investments.	(Continued)

Notes to Financial Statements

Note 1 — Organization

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2026, the Trust consists of twelve separate portfolios, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund, First Eagle Global Balanced Fund (formerly First Eagle Global Income Builder Fund), First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund, First Eagle Short Duration High Yield Municipal Fund and First Eagle Core Plus Municipal Fund (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Rising Dividend Fund, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Balanced Fund seeks current income generation and long-term growth of capital. The First Eagle Rising Dividend Fund seeks capital appreciation and current income. The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital. The First Eagle U.S. Smid Cap Opportunity Fund seeks long-term growth of capital. The First Eagle Global Real Assets Fund seeks long-term growth of capital. The First Eagle High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The First Eagle Short Duration High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The First Eagle Core Plus Municipal Fund seeks to provide current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The First Eagle Core Plus Municipal Fund incepted on November 20, 2025.

The Funds generally offer up to four share classes, Class A shares, Class C shares, Class I shares and Class R6 shares, except for the First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund, which offer Class A shares, Class I shares and Class R6 shares only.

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Funds. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). A controlling interest in First Eagle Holdings is owned by funds managed by Genstar Capital, LLC. On August 26, 2026, First Eagle Holdings announced a definitive agreement under which Victory Capital Holdings, Inc. (“Victory Capital”) will acquire First Eagle Holdings. The transaction will result in the Adviser becoming a wholly owned indirect subsidiary of Victory Capital. As a result of the transaction, Genstar will become a strategic shareholder of Victory Capital. The transaction is expected to be completed in the first quarter of 2027, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals. The transaction is not expected to result in any change in the portfolio management of the Funds or in any Fund's investment objectives or policies.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)	Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Fund (the “U.S. Fund”), First Eagle Gold Fund (the “Gold Fund”), First Eagle Global Balanced Fund (the “Global Balanced Fund”) and First Eagle Global Real Assets Fund (the “Global Real Assets Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., First Eagle Global Balanced Cayman Fund, Ltd. and First Eagle Global Real Assets Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2026, the First Eagle Global Cayman Fund, Ltd. has $5,694,363,035 in net assets, representing 7.50% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2026, the First Eagle Overseas Cayman Fund, Ltd. has $650,117,742 in net assets, representing 3.64% of the Overseas Fund’s net assets.

The First Eagle U.S. Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Fund and the First Eagle U.S. Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2026, the First Eagle U.S. Cayman Fund, Ltd. has $170,348,769 in net assets, representing 10.49% of the U.S. Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2026, the First Eagle Gold Cayman Fund, Ltd. has $1,121,894,804 in net assets, representing 24.50% of the Gold Fund’s net assets.

The First Eagle Global Balanced Cayman Fund, Ltd., established on May 31, 2024, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Balanced Fund and the First Eagle Global Balanced Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2026, the First Eagle Global Balanced Cayman Fund, Ltd. has $0 in net assets, representing 0.00% of the Global Balanced Fund’s net assets.

The First Eagle Global Real Assets Cayman Fund, Ltd., established on September 9, 2021, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Real Assets Fund and the First Eagle Global Real Assets Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2026, the First Eagle Global Real Assets Cayman Fund, Ltd. has $613,008 in net assets, representing 2.21% of the Global Real Assets Fund’s net assets.

b)	Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source. The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Inverse Floaters are evaluated using a third party model that takes into account the evaluated price of the underlying bond, leverage factors, gain share and floating rate levels.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which it is traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or when market prices have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, or determined to be unreliable for a particular holding, such holdings may be “fair valued” as described below.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Adviser believes relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including a Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds are determined in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation and liquidity procedures for the Funds. In accordance with Rule 2a-5 under the 1940 Act, the Funds’ Board has designated the Adviser the “valuation designee” to perform the Funds’ fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of July 31, 2026. A reconciliation of Level 3 investments is presented when a fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to each Fund’s net assets at the beginning or end of the period.

First Eagle Global Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$37,997,827,866	$27,055,965,018 (a)	$–	$65,053,792,884
Corporate Bonds	–	–	5,446,499	5,446,499
Commodities*	–	6,807,672,479	–	6,807,672,479
Short-Term Investments	14,154,859	4,075,553,238	–	4,089,708,097
Forward Foreign Currency Exchange Contracts**	–	46,241,364	–	46,241,364
Total	$38,011,982,725	$37,985,432,099	$5,446,499	$76,002,861,323

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(14,694,831)	$–	$(14,694,831)
Total	$–	$(14,694,831)	$–	$(14,694,831)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Overseas Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$3,411,083,496	$12,052,193,362 (a)	$13,175,568	$15,476,452,426
Commodities*	–	1,359,747,435	–	1,359,747,435
Short-Term Investments	14,931,508	922,798,157	–	937,729,665
Forward Foreign Currency Exchange Contracts**	–	21,493,097	–	21,493,097
Total	$3,426,015,004	$14,356,232,051	$13,175,568	$17,795,422,623

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(6,786,331)	$–	$(6,786,331)
Total	$–	$(6,786,331)	$–	$(6,786,331)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle U.S. Fund

Description†	Level 1	Level 2		Level 3‡	Total
Assets:
Common Stocks	$1,231,037,100	$6,333,906	(a)	$–	$1,237,371,006
Convertible Preferred Stocks	5,482,075	–		–	5,482,075
Corporate Bonds	–	18,354,192		597,750	18,951,942
Convertible Bonds	–	4,664,000		–	4,664,000
Commodities*	–	170,359,213		–	170,359,213
Master Limited Partnerships	30,116,765	–		–	30,116,765
Preferred Stocks	2,422,752	–		–	2,422,752
U.S. Treasury Obligations	–	16,088,464		–	16,088,464
Short-Term Investments	2,182,858	140,955,749		–	143,138,607
Total	$1,271,241,550	$356,755,524		$597,750	$1,628,594,824

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.

First Eagle Gold Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$2,968,028,500	$227,045,469	(a)	$–	$3,195,073,969
Commodities *	–	1,122,256,335		–	1,122,256,335
Rights	3,445,518	–		–	3,445,518
Short-Term Investments	17,359,743	212,986,019		–	230,345,762
Total	$2,988,833,761	$1,562,287,823		$–	$4,551,121,584

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold and silver bullion.

First Eagle Global Balanced Fund
(formerly First Eagle Global Income Builder Fund)

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$802,371,797	$754,450,511 (a)	$–	$1,556,822,308
Convertible Preferred Stocks	33,619,746	–	–	33,619,746
Corporate Bonds	–	348,228,708	–	348,228,708
Convertible Bonds	–	6,864,000	–	6,864,000
Asset-Backed Securities	–	1,990,975	–	1,990,975
Commodities*	–	176,075,998	–	176,075,998
Foreign Government Securities	–	52,248,590	–	52,248,590
Loan Assignments	–	2,163,144	–	2,163,144
Master Limited Partnerships	25,900,102	–	–	25,900,102
Preferred Stocks	42,178,269	–	–	42,178,269
U.S. Treasury Obligations	–	301,378,554	–	301,378,554
Short-Term Investments	1,580,172	19,442,703	–	21,022,875
Forward Foreign Currency Exchange Contracts**	–	759,199	–	759,199
Total	$905,650,086	$1,663,602,382	$–	$2,569,252,468

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(287,238)	$–	$(287,238)
Options Written	(291,735)	–	–	(291,735)
Total	$(291,735)	$(287,238)	$–	$(578,973)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Rising Dividend Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$377,311,609	$78,118,211	(a)	$–	$455,429,820
Master Limited Partnerships	17,624,798	–		–	17,624,798
Short-Term Investments	359,486	4,428,565		–	4,788,051
Total	$395,295,893	$82,546,776		$–	$477,842,669

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Schedule of Investments for additional detailed categorizations.

First Eagle Small Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$2,675,855,395	$–	$–		$2,675,855,395
Exchange-Traded Funds	17,435,310	–	–		17,435,310
Rights	–	–	–	^	–
Short-Term Investments	220,711,858	–	–		220,711,858
Total	$2,914,002,563	$–	$–		$2,914,002,563

†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
^	Fair value represents zero.

First Eagle U.S. Smid Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$99,696,345	$–	$–	$99,696,345
Short-Term Investments	7,923,568	–	–	7,923,568
Total	$107,619,913	$–	$–	$107,619,913

†	See Schedule of Investments for additional detailed categorizations.

First Eagle Global Real Assets Fund

Description†	Level 1	Level 2		Level 3‡	Total
Assets:
Common Stocks	$17,620,223	$7,998,620	(a)	$ – ^	$25,618,843
Commodities*	–	405,542		–	405,542
Exchange-Traded Funds	203,221	–		–	203,221
Master Limited Partnerships	1,254,630	–		–	1,254,630
Short-Term Investments	362,941	–		–	362,941
Total	$19,441,015	$8,404,162		$–	$27,845,177

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
^	Fair value represents zero.

First Eagle High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Corporate Bonds	$–	$–	$668,525		$668,525
Municipal Bonds	–	8,890,262,336	–		8,890,262,336
Warrants	–	–	–	^	–
Short-Term Investments	4,535,510	–	–		4,535,510
Total	$4,535,510	$8,890,262,336	$668,525		$8,895,466,371

†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
^	Fair value represents zero.

First Eagle Short Duration High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Corporate Bonds	$–	$10,651,787	$660,000		$11,311,787
Municipal Bonds	–	2,081,469,606	–		2,081,469,606
Warrants	–	–	–	^	–
Short-Term Investments	1,164,697	–	–		1,164,697
Total	$1,164,697	$2,092,121,393	$660,000		$2,093,946,090

†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
^	Fair value represents zero.

First Eagle Core Plus Municipal Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$–	$28,245,429	$–	$28,245,429
Short-Term Investments	78,493	–	–	78,493
Total	$78,493	$28,245,429	$–	$28,323,922

†	See Schedule of Investments for additional detailed categorizations.

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.

c)	Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Global Balanced Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the period ended July 31, 2026, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Balanced Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$629,001,750	$289,583,672	$10,909,619
Average Settlement Value — Sold	2,745,132,693	1,238,699,458	48,956,864

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty.

Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of July 31, 2026, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$46,241,364	$14,694,831	$70,323,012	$(7,688,065)

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$21,493,097	$6,786,331	$33,977,964	$(3,994,185)

First Eagle Global Balanced Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$759,199	$287,238	$1,128,424	$(202,322)

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of July 31, 2026:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$20,134,155	$(7,681,868)	$(12,452,287)	$–
Goldman Sachs	12,604,081	–	(12,604,081)	–
JPMorgan Chase Bank	10,772,583	(323,279)	(10,449,304)	–
UBS AG	2,730,545	(2,730,545)	–	–
	$46,241,364	$(10,735,692)	$(35,505,672)	$–

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$7,681,868	$(7,681,868)	$–	$–
JPMorgan Chase Bank	323,279	(323,279)	–	–
UBS AG	6,689,684	(2,730,545)	(3,880,543)	78,596
	$14,694,831	$(10,735,692)	$(3,880,543)	$78,596

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$8,890,423	$(3,437,893)	$(5,452,530)	$–
Goldman Sachs	5,949,731	–	(5,890,000)	59,731
JPMorgan Chase Bank	5,137,610	(128,947)	(5,008,663)	–
UBS AG	1,515,333	(1,515,333)	–	–
	$21,493,097	$(5,082,173)	$(16,351,193)	$59,731

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$3,437,893	$(3,437,893)	$–	$–
JPMorgan Chase Bank	128,947	(128,947)	–	–
UBS AG	3,219,491	(1,515,333)	(1,668,878)	35,280
	$6,786,331	$(5,082,173)	$(1,668,878)	$35,280

First Eagle Global Balanced Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$333,975	$(138,260)	$(195,715)	$–
Goldman Sachs	212,411	–	(212,411)	–
JPMorgan Chase Bank	172,665	(9,363)	(163,302)	–
UBS AG	40,148	(40,148)	–	–
	$759,199	$(187,771)	$(571,428)	$–

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$138,260	$(138,260)	$–	$–
JPMorgan Chase Bank	9,363	(9,363)	–	–
UBS AG	139,615	(40,148)	–	99,467
	$287,238	$(187,771)	$–	$99,467

* The actual collateral received/pledged may be more than the amount reported due to over collateralization.

d)	Tender Option Bonds — Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for First Eagle High Yield Municipal Fund, First Eagle Short Duration High Yield Municipal Fund or First Eagle Core Plus Municipal Fund (the “Municipal Funds”). Such instruments are created by a special purpose trust (a “TOB Trust”) that holds long-term fixed rate bonds sold to it by a Fund (the underlying security), and issues two classes of beneficial interests: short-term floating rate interests (“Floaters”), which are sold to other investors, and Inverse Floaters, which are purchased by the Fund. The Municipal Funds generally will purchase Floaters issued by a TOB Trust. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short-term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. The Municipal Funds, as holders of the Inverse Floaters, are paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide the Municipal Funds with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for the Municipal Funds, and as short-term interest rates decline, Inverse Floaters produce more income for the Municipal Funds. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Municipal Funds could lose the entire amount of their investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Municipal Funds’ investments in Inverse Floaters could negatively impact the Municipal Funds’ performance and yield, especially when those Inverse Floaters provide the Municipal Funds with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.

The Municipal Funds may invest in Inverse Floaters on a non-recourse or recourse basis. If a Fund invests in an Inverse Floater on a recourse basis, the Fund will be required to reimburse the liquidity provider of a TOB Trust for any shortfall between the liquidation value of the underlying security and the principal amount of the Floaters in the event the Floaters cannot be successfully remarketed and the Fund could suffer losses in excess of the amount of its investment in the Inverse Floater.

The Underlying Bond deposited into the TOB Trust is identified in the Municipal Fund’s Portfolio of Investments as “All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash” with the Fund recognizing as liabilities, labeled “Payable for Floating Rate Note Obligation” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Accrued interest and dividends receivable” and “Interest expense and fees payable” on the Statement of Assets and Liabilities, respectively.

As of July 31, 2026, the aggregate value of Floaters issued by the Funds’ TOB Trusts were as follows:

	Floating Rate Obligations	Interest Rate
First Eagle High Yield Municipal Fund	$1,575,135,000	2.16%-3.15%
First Eagle Short Duration High Yield Municipal Fund	74,860,000	2.19%-3.08%
First Eagle Core Plus Municipal Fund	1,600,000	2.19%-2.95%

For the period ended July 31, 2026, the average amount of Floaters outstanding and the average annual interest rates and fees related to Inverse Floaters, were as follows:

	Average Floating Rate Obligations Outstanding	Average Annual Interest Rate and Fees
First Eagle High Yield Municipal Fund	$1,347,487,289	2.88%
First Eagle Short Duration High Yield Municipal Fund	48,262,491	2.88
First Eagle Core Plus Municipal Fund	1,057,667	2.81

As of the end of the reporting period, the Funds’ maximum exposure to the Floaters issued by Recourse Trusts was as follows:

Maximum Exposure to Recourse Trusts
First Eagle High Yield Municipal Fund	$493,245,000
First Eagle Short Duration High Yield Municipal Fund	37,030,000
First Eagle Core Plus Municipal Fund	800,000

e)	Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write “covered” call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

In general, a call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by a Fund. The risk in writing a covered call option is that a Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

A Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty. Rule 18f-4 under the 1940 Act permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a fund is relying on the Limited Derivatives User Exception (as defined below), a fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, each Fund is relying on the Limited Derivatives User Exception.

As of July 31, 2026, portfolio securities valued at $12,588,665 were earmarked to cover collateral requirements for written options for First Eagle Global Balanced Fund.

For the period ended July 31, 2026, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

First Eagle Global Balanced Fund
Options:
Average Number of Contracts — Written	2,412

As of July 31, 2026, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Balanced Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net Realized Gains (Losses)	Change in Appreciation (Depreciation)
Equity — Written options	$—	$291,735	$733,576	$189,331

f)	Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser’s credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

g)	Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

h)	Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”) which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations and reflected in market value of the securities. TIPS are subject to interest rate risk.

i)	Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.